UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2015

Date of reporting period: 06/30/2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2015

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *Tools and Resources*, and then click on *Mutual Funds Paperless Options*.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp.(1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

The Funds may send one copy of each annual report, semi-annual report, prospectus, and proxy statement to an address shared by more than one shareholder, a practice commonly referred to as “householding” delivery of these documents. If the Fund documents you receive are being householded but you would like to receive individual copies of these documents, contact us to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by calling us at 1-800-447-4930. We will begin sending individual copies within 30 days after we receive notice that you have revoked your consent.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to equities, fixed income, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each LifePath Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the LifePath Fund(s) is not guaranteed at any time, including at the target date.

Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-4930 for assistance.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the Mutual Funds Response Center at 1-800-447-4930 for assistance.

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Mutual Funds Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Mutual Funds Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website at statefarm.com

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2015, for the State Farm Mutual Fund Trust (“the Trust”). We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2. As always, your registered State Farm agent is available to discuss your financial needs and risk tolerance.

Market Review

During the 6-month period ended June 30, 2015, the U.S. equity and fixed income markets achieved mostly positive total returns, while relatively stronger gains were realized in most major international equity markets.

After declining in January, U.S. equity markets (as represented by the S&P 500® Index3) staged an uneven climb over the next four months before falling in late June to finish the 6-month period ended June 30, 2015 at 2,063.11. The S&P 500 Index generated positive total returns for three of those six months, with a 5.8% total return in February helping to offset negative results in January (–3.0%), March (–1.6%) and June (–1.9%). Investors absorbed mixed news throughout the period to help push the S&P 500 Index total return to 1.23% for the 6-month period ended June 30, 2015, and saw the S&P 500 Index set multiple closing price highs, including a new record on May 21, 2015 (2,130.82).

Overall, as the accompanying table illustrates, in addition to the 1.23% total return in large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) posted positive total returns of 2.35% and 4.75%, respectively, for the 6-month period ended June 30, 2015.

Despite a generally disappointing first quarter (January-March) report on U.S. Gross Domestic Product (GDP), the U.S. equity markets were encouraged by signs of continued slow-but-steady economic growth in the U.S., including mostly positive reports out of the labor, housing and manufacturing sectors during the 6-month period ended June 30, 2015. The continued low interest rate environment also made equities an attractive option for investors seeking higher relative returns, and at the same time helped spur an increase in merger-and-acquisition activity – particularly in the health care sector – which in turn helped drive a rise in some individual stock prices and overall market valuations. In addition, the Federal Reserve (the “Fed”) continued its accommodative monetary policy by keeping the Federal Funds Rate unchanged with a target range of 0% to 0.25%.

Major Market Indices	Year-to-Date Total Return as of 6/30/2015
S&P 500 Index	1.23%
Russell Midcap Index	2.35%
Russell 2000 Index	4.75%
MSCI EAFE Free Index	5.52%
MSCI All Country World Index ex-U.S. Index	4.03%
MSCI Emerging Markets Index	2.95%
Barclays U.S. Aggregate Bond Index	-0.10%
Barclays Municipal Bond Index	0.12%

But the market environment was not without its challenges. As mentioned above, first quarter (January-March) U.S. GDP came in below many experts’ expectations at –0.2% on an annualized basis, representing the economy’s second quarterly contraction in as many years. Continued lower oil prices, moderate corporate earnings and downwardly-revised growth forecasts also helped to negatively impact U.S. equity markets during the 6-month period ended June 30, 2015, while a stronger dollar provided a headwind for large-cap companies as they saw their overseas sales hampered as a result of their products becoming relatively more expensive. In addition, uneven global

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

growth concerns – highlighted by a stock market correction in China – and investor anxiety regarding Greece’s debt crisis helped contribute to a marked decline in the S&P 500 Index over the latter half of June.

International equities markets, as represented by the MSCI EAFE Free® Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted total returns of 5.52% and 4.03%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2015. Within the MSCI EAFE Free Index, Denmark and Japan were the strongest performing countries, rising 18.55% and 13.62% in U.S. dollar terms, respectively. Meanwhile, Australia was the weakest performing country in that Index for the 6-month period, declining –3.28% in U.S. dollar terms. After posting a –2.19% total return in calendar year 2014, emerging market performance rebounded during the 6-month period ended June 30, 2015, with the MSCI Emerging Markets Index posting a total return of 2.95% in U.S. dollar terms. Russia, which trailed as the weakest emerging market performer in calendar year 2014, led all emerging market performers with a total return of 27.59% during the 6-month period ended June 30, 20156.

After surprising many in 2014 with their relative strength, bond market returns were mixed during the 6-month period ended June 30, 2015. Among major fixed income indices, bond coupon income helped offset price decreases as the Barclays Municipal Bond Index posted a 6-month total return of 0.12%, while price decreases exceeded bond coupon income for the Barclays U.S. Aggregate Bond Index, as it declined –0.10% for the 6-month period ended June 30, 20157. Meanwhile, as the chart below shows, after beginning the year at 2.17% and moving generally downward through January, 10-year U.S. Treasury yields increased in February while making several uneven falls and climbs the remainder of the 6-month period ended June 30, 2015, to finish at 2.35%. Anchored in part by the Fed’s interest rate policy, short-term yields remained low, with the 3-month U.S. Treasury yields starting January at 0.04% and moving as high as 0.05% before settling at 0.01% for the period ended June 30, 20158.

6

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE Free®) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2015, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	The Barclays U.S. Aggregate Bond Index and Barclays Municipal Bond Index returns provided by Barclays Inc. The Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

8	Source: The U.S. Department of the Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

After concluding its latest “quantitative easing” bond-buying program in October 2014, during the 6-month period ended June 30, 2015, the Fed signaled that it could raise its key short-term interest rate sometime in 2015. While this appeared to put upward pressure on yields, U.S. fixed income yields in general were held back by disappointing economic data coming out of parts of Europe and Asia, along with the European Central Bank introducing its own bond-buying stimulus program in March. This resulted in a continued low and declining yield environment in certain parts of Europe, leading overseas investors to thereby increase their demand for relatively higher-yielding U.S. assets and causing U.S. fixed income markets to achieve relatively flat total returns for the 6-month period ended June 30, 2015.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2015, through December 31, 2015, in the State Farm Mutual Fund Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by maturity and based on total investments as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 3.57% allocation to the JPMorgan Tax Free Money Market Fund.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath® Retirement Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2015. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2020® Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2015. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2030® Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2015. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2040® Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2015. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2050® Fund

LifePath 2050 Master Portfolio Composition*

(unaudited)

*	Illustrated by security type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2015. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Shareholder Meeting

On June 12, 2015, State Farm Mutual Fund Trust (Trust) had a special shareholder meeting. The following tables show the results of the matters voted upon by shareholders at that meeting:

Proposal One - Elect a Board of Trustees

Trustee Nominee	Votes Cast For	Votes Withheld	Abstentions	Broker Non-votes	Results
Joe R. Monk, Jr	398,228,977	19,751,023	0	0	Elected
Paul J. Smith	397,234,455	20,745,545	0	0	Elected
Thomas M. Mengler	397,458,035	20,521,964	0	0	Elected
James A. Shirk	397,108,085	20,871,914	0	0	Elected
Diane L. Wallace	397,783,355	20,196,644	0	0	Elected
Victor J Boschini	397,361,029	20,618,971	0	0	Elected
David L. Vance	397,235,151	20,744,849	0	0	Elected
Alan R. Latshaw	397,557,990	20,402,010	0	0	Elected
Anita M. Nagler	397,712,811	20,267,188	0	0	Elected

Proposal Two

	Votes Cast For	Votes Cast Against	Abstentions	Broker Non-votes	Result
Approve Manager of Managers Structure for the State Farm LifePath 2020® Fund	68,519,707	2,027,624	4,481,455	0	Adopted
Approve Manager of Managers Structure for the State Farm LifePath 2030® Fund	59,944,788	1,293,749	4,873,512	0	Adopted
Approve Manager of Managers Structure for the State Farm LifePath 2040® Fund	41,003,397	942,437	3,734,980	0	Adopted

Proposal Three

	Votes Cast For	Votes Cast Against	Abstentions	Broker Non-votes	Results
Approve a sub-advisory agreement between the Trust, State Farm Investment Management Corp. (SFIMC) and BlackRock Fund Advisors for State Farm LifePath 2020® Fund	68,112,240	2,021,622	4,894,924	0	Adopted
Approve a sub-advisory agreement between the Trust, SFIMC and BlackRock Fund Advisors for State Farm LifePath 2030® Fund	59,525,360	1,315,865	5,270,823	0	Adopted
Approve a sub-advisory agreement between the Trust, SFIMC and BlackRock Fund Advisors for State Farm LifePath 2040® Fund	40,873,437	876,730	3,930,647	0	Adopted

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,026.72	1.15%	$5.78
Class B Shares	$1,000.00	$1,023.76	1.85%	$9.28
Legacy Class A Shares	$1,000.00	$1,027.67	1.15%	$5.78
Legacy Class B Shares	$1,000.00	$1,024.75	1.55%	$7.78
Institutional Shares	$1,000.00	$1,028.66	0.90%	$4.53
Class R-1 Shares	$1,000.00	$1,025.69	1.47%	$7.38
Class R-2 Shares	$1,000.00	$1,025.75	1.27%	$6.38
Class R-3 Shares	$1,000.00	$1,028.66	0.97%	$4.88

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class B Shares	$1,000.00	$1,015.62	1.85%	$9.25
Legacy Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Legacy Class B Shares	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-1 Shares	$1,000.00	$1,017.50	1.47%	$7.35
Class R-2 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-3 Shares	$1,000.00	$1,019.98	0.97%	$4.86

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,025.40	1.39%	$6.98
Class B Shares	$1,000.00	$1,021.74	2.09%	$10.48
Legacy Class A Shares	$1,000.00	$1,025.11	1.39%	$6.98
Legacy Class B Shares	$1,000.00	$1,023.36	1.79%	$8.98
Institutional Shares	$1,000.00	$1,026.42	1.14%	$5.73
Class R-1 Shares	$1,000.00	$1,023.17	1.71%	$8.58
Class R-2 Shares	$1,000.00	$1,025.22	1.51%	$7.58
Class R-3 Shares	$1,000.00	$1,026.73	1.21%	$6.08

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.90	1.39%	$6.95
Class B Shares	$1,000.00	$1,014.43	2.09%	$10.44
Legacy Class A Shares	$1,000.00	$1,017.90	1.39%	$6.95
Legacy Class B Shares	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class R-1 Shares	$1,000.00	$1,016.31	1.71%	$8.55
Class R-2 Shares	$1,000.00	$1,017.31	1.51%	$7.55
Class R-3 Shares	$1,000.00	$1,018.79	1.21%	$6.06

State Farm International Equity Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,064.91	1.50%	$7.68
Class B Shares	$1,000.00	$1,061.07	2.20%	$11.24
Legacy Class A Shares	$1,000.00	$1,065.30	1.50%	$7.68
Legacy Class B Shares	$1,000.00	$1,063.27	1.90%	$9.72
Institutional Shares	$1,000.00	$1,067.16	1.25%	$6.41
Class R-1 Shares	$1,000.00	$1,063.39	1.82%	$9.31
Class R-2 Shares	$1,000.00	$1,065.03	1.62%	$8.29
Class R-3 Shares	$1,000.00	$1,066.29	1.32%	$6.76

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,013.88	2.20%	$10.99
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,008.38	0.73%	$3.64
Class B Shares	$1,000.00	$1,005.13	1.43%	$7.11
Legacy Class A Shares	$1,000.00	$1,008.97	0.73%	$3.64
Legacy Class B Shares	$1,000.00	$1,006.36	1.13%	$5.62
Institutional Shares	$1,000.00	$1,009.58	0.48%	$2.39
Class R-1 Shares	$1,000.00	$1,006.41	1.05%	$5.22
Class R-2 Shares	$1,000.00	$1,007.74	0.85%	$4.23
Class R-3 Shares	$1,000.00	$1,009.60	0.55%	$2.74

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.17	0.73%	$3.66
Class B Shares	$1,000.00	$1,017.70	1.43%	$7.15
Legacy Class A Shares	$1,000.00	$1,021.17	0.73%	$3.66
Legacy Class B Shares	$1,000.00	$1,019.19	1.13%	$5.66
Institutional Shares	$1,000.00	$1,022.41	0.48%	$2.41
Class R-1 Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class R-2 Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class R-3 Shares	$1,000.00	$1,022.07	0.55%	$2.76

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,042.51	0.93%	$4.71
Class B Shares	$1,000.00	$1,039.04	1.63%	$8.24
Legacy Class A Shares	$1,000.00	$1,042.29	0.93%	$4.71
Legacy Class B Shares	$1,000.00	$1,040.69	1.33%	$6.73
Institutional Shares	$1,000.00	$1,043.45	0.68%	$3.45
Class R-1 Shares	$1,000.00	$1,040.77	1.25%	$6.32
Class R-2 Shares	$1,000.00	$1,041.90	1.05%	$5.32
Class R-3 Shares	$1,000.00	$1,043.45	0.75%	$3.80

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class B Shares	$1,000.00	$1,016.71	1.63%	$8.15
Legacy Class A Shares	$1,000.00	$1,020.18	0.93%	$4.66
Legacy Class B Shares	$1,000.00	$1,018.20	1.33%	$6.66
Institutional Shares	$1,000.00	$1,021.42	0.68%	$3.41
Class R-1 Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-2 Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class R-3 Shares	$1,000.00	$1,021.08	0.75%	$3.76

State Farm International Index Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,057.84	1.18%	$6.02
Class B Shares	$1,000.00	$1,055.17	1.88%	$9.58
Legacy Class A Shares	$1,000.00	$1,057.95	1.18%	$6.02
Legacy Class B Shares	$1,000.00	$1,055.85	1.58%	$8.05
Institutional Shares	$1,000.00	$1,059.49	0.93%	$4.75
Class R-1 Shares	$1,000.00	$1,055.99	1.50%	$7.65
Class R-2 Shares	$1,000.00	$1,058.00	1.30%	$6.63
Class R-3 Shares	$1,000.00	$1,059.44	1.00%	$5.11

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class B Shares	$1,000.00	$1,015.47	1.88%	$9.39
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

State Farm Equity and Bond Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015[2]	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,017.54	0.95%	$4.75
Class B Shares	$1,000.00	$1,014.02	1.65%	$8.24
Legacy Class A Shares	$1,000.00	$1,018.10	0.95%	$4.75
Legacy Class B Shares	$1,000.00	$1,016.10	1.35%	$6.75
Institutional Shares	$1,000.00	$1,019.51	0.70%	$3.50
Class R-1 Shares	$1,000.00	$1,016.22	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,017.19	1.07%	$5.35
Class R-3 Shares	$1,000.00	$1,018.52	0.77%	$3.85

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,016.61	1.65%	$8.25
Legacy Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm Bond Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,002.38	0.66%	$3.28
Class B Shares	$1,000.00	$1,001.27	1.06%	$5.26
Legacy Class A Shares	$1,000.00	$1,003.27	0.66%	$3.28
Legacy Class B Shares	$1,000.00	$1,001.30	1.05%	$5.21
Institutional Shares	$1,000.00	$1,004.50	0.41%	$2.04
Class R-1 Shares	$1,000.00	$1,000.80	0.98%	$4.86
Class R-2 Shares	$1,000.00	$1,002.66	0.78%	$3.87
Class R-3 Shares	$1,000.00	$1,004.16	0.48%	$2.39

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Legacy Class B Shares	$1,000.00	$1,019.59	1.05%	$5.26
Institutional Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class R-1 Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class R-2 Shares	$1,000.00	$1,020.93	0.78%	$3.91
Class R-3 Shares	$1,000.00	$1,022.41	0.48%	$2.41

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$999.81	0.66%	$3.27
Class B Shares	$1,000.00	$998.68	1.06%	$5.25
Legacy Class A Shares	$1,000.00	$999.79	0.66%	$3.27
Legacy Class B Shares	$1,000.00	$997.82	1.06%	$5.25

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Legacy Class B Shares	$1,000.00	$1,019.54	1.06%	$5.31

State Farm Money Market Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.08%	$0.40
Class B Shares	$1,000.00	$1,000.00	0.08%	$0.40
Legacy Class A Shares	$1,000.00	$1,000.00	0.08%	$0.40
Legacy Class B Shares	$1,000.00	$1,000.00	0.08%	$0.40
Institutional Shares	$1,000.00	$1,000.03	0.08%	$0.40
Class R-1 Shares	$1,000.00	$1,000.00	0.08%	$0.40
Class R-2 Shares	$1,000.00	$1,000.00	0.08%	$0.40
Class R-3 Shares	$1,000.00	$1,000.03	0.08%	$0.40

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.40	0.08%	$0.40
Class B Shares	$1,000.00	$1,024.40	0.08%	$0.40
Legacy Class A Shares	$1,000.00	$1,024.40	0.08%	$0.40
Legacy Class B Shares	$1,000.00	$1,024.40	0.08%	$0.40
Institutional Shares	$1,000.00	$1,024.40	0.08%	$0.40
Class R-1 Shares	$1,000.00	$1,024.40	0.08%	$0.40
Class R-2 Shares	$1,000.00	$1,024.40	0.08%	$0.40
Class R-3 Shares	$1,000.00	$1,024.40	0.08%	$0.40

State Farm LifePath Retirement Fund3

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015[8]	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,006.97	1.08%	$5.37
Class B Shares	$1,000.00	$1,003.26	1.78%	$8.84
Legacy Class A Shares	$1,000.00	$1,006.57	1.08%	$5.37
Legacy Class B Shares	$1,000.00	$1,005.19	1.48%	$7.36
Institutional Shares	$1,000.00	$1,007.86	0.83%	$4.13
Class R-1 Shares	$1,000.00	$1,005.39	1.40%	$6.96
Class R-2 Shares	$1,000.00	$1,006.07	1.20%	$5.97
Class R-3 Shares	$1,000.00	$1,006.90	0.90%	$4.48

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.44	1.08%	$5.41
Class B Shares	$1,000.00	$1,015.97	1.78%	$8.90
Legacy Class A Shares	$1,000.00	$1,019.44	1.08%	$5.41
Legacy Class B Shares	$1,000.00	$1,017.46	1.48%	$7.40
Institutional Shares	$1,000.00	$1,020.68	0.83%	$4.16
Class R-1 Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class R-2 Shares	$1,000.00	$1,018.84	1.20%	$6.01
Class R-3 Shares	$1,000.00	$1,020.33	0.90%	$4.51

State Farm LifePath 2020 Fund4

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015[8]	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,009.25	1.06%	$5.28
Class B Shares	$1,000.00	$1,005.73	1.76%	$8.75
Legacy Class A Shares	$1,000.00	$1,009.28	1.06%	$5.28
Legacy Class B Shares	$1,000.00	$1,007.81	1.45%	$7.22
Institutional Shares	$1,000.00	$1,010.64	0.81%	$4.04
Class R-1 Shares	$1,000.00	$1,007.86	1.38%	$6.87
Class R-2 Shares	$1,000.00	$1,008.57	1.18%	$5.88
Class R-3 Shares	$1,000.00	$1,009.95	0.87%	$4.34

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class B Shares	$1,000.00	$1,016.07	1.76%	$8.80
Legacy Class A Shares	$1,000.00	$1,019.54	1.06%	$5.31
Legacy Class B Shares	$1,000.00	$1,017.60	1.45%	$7.25
Institutional Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class R-1 Shares	$1,000.00	$1,017.95	1.38%	$6.90
Class R-2 Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class R-3 Shares	$1,000.00	$1,020.48	0.87%	$4.36

State Farm LifePath 2030 Fund5

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015[8]	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,013.58	1.02%	$5.09
Class B Shares	$1,000.00	$1,010.23	1.72%	$8.57
Legacy Class A Shares	$1,000.00	$1,013.55	1.02%	$5.09
Legacy Class B Shares	$1,000.00	$1,011.49	1.42%	$7.08
Institutional Shares	$1,000.00	$1,014.83	0.77%	$3.85
Class R-1 Shares	$1,000.00	$1,012.28	1.34%	$6.69
Class R-2 Shares	$1,000.00	$1,012.92	1.14%	$5.69
Class R-3 Shares	$1,000.00	$1,014.15	0.84%	$4.19

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.74	1.02%	$5.11
Class B Shares	$1,000.00	$1,016.27	1.72%	$8.60
Legacy Class A Shares	$1,000.00	$1,019.74	1.02%	$5.11
Legacy Class B Shares	$1,000.00	$1,017.75	1.42%	$7.10
Institutional Shares	$1,000.00	$1,020.98	0.77%	$3.86
Class R-1 Shares	$1,000.00	$1,018.15	1.34%	$6.71
Class R-2 Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class R-3 Shares	$1,000.00	$1,020.63	0.84%	$4.21

State Farm LifePath 2040 Fund6

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015[8]	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,016.33	1.00%	$5.00
Class B Shares	$1,000.00	$1,013.80	1.70%	$8.49
Legacy Class A Shares	$1,000.00	$1,016.93	1.00%	$5.00
Legacy Class B Shares	$1,000.00	$1,014.93	1.40%	$6.99
Institutional Shares	$1,000.00	$1,018.13	0.75%	$3.75
Class R-1 Shares	$1,000.00	$1,015.08	1.32%	$6.60
Class R-2 Shares	$1,000.00	$1,016.34	1.12%	$5.60
Class R-3 Shares	$1,000.00	$1,017.95	0.82%	$4.10

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Class B Shares	$1,000.00	$1,016.36	1.70%	$8.50
Legacy Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Legacy Class B Shares	$1,000.00	$1,017.85	1.40%	$7.00
Institutional Shares	$1,000.00	$1,021.08	0.75%	$3.76
Class R-1 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-2 Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-3 Shares	$1,000.00	$1,020.73	0.82%	$4.11

State Farm LifePath 2050 Fund7

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015[8]	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Actual
Class A Shares	$1,000.00	$1,017.21	1.03%	$5.15
Class R-1 Shares	$1,000.00	$1,016.21	1.35%	$6.75
Class R-2 Shares	$1,000.00	$1,017.14	1.15%	$5.75

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.69	1.03%	$5.16
Class R-1 Shares	$1,000.00	$1,018.10	1.35%	$6.76
Class R-2 Shares	$1,000.00	$1,019.09	1.15%	$5.76

1	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

3	Restated Expense Example Table for the State Farm LifePath Retirement Fund: Effective November 2015, the operating expenses for the State Farm LifePath Retirement Fund, are expected to decrease by 0.27% as a result of an expected change in Fund structure. The restated example reflects expenses as if the decrease had been in place during the entire period from January 1, 2015 to June 30, 2015 as follows:

State Farm LifePath Retirement Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based On the Period January 1, 2015 to June 30, 2015*	Expenses Paid During Period January 1, 2015 to June 30, 2015**
Actual
Class A Shares	$1,000.00	$1,008.32	0.81%	$4.03
Class B Shares	$1,000.00	$1,004.61	1.51%	$7.51
Legacy Class A Shares	$1,000.00	$1,007.92	0.81%	$4.03
Legacy Class B Shares	$1,000.00	$1,006.54	1.21%	$6.02
Institutional Shares	$1,000.00	$1,009.21	0.56%	$2.79
Class R-1 Shares	$1,000.00	$1,006.74	1.13%	$5.62
Class R-2 Shares	$1,000.00	$1,007.42	0.93%	$4.63
Class R-3 Shares	$1,000.00	$1,008.24	0.63%	$3.14

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class B Shares	$1,000.00	$1,017.31	1.51%	$7.55
Legacy Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Legacy Class B Shares	$1,000.00	$1,018.79	1.21%	$6.06
Institutional Shares	$1,000.00	$1,022.02	0.56%	$2.81
Class R-1 Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class R-2 Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-3 Shares	$1,000.00	$1,021.67	0.63%	$3.16

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Restated Expense Example Table for the State Farm LifePath 2020 Fund: Effective November 2015, the operating expenses for the State Farm LifePath 2020 Fund, are expected to decrease by 0.25% as a result of an expected change in Fund structure. The restated example reflects expenses as if the decrease had been in place during the entire period from January 1, 2015 to June 30, 2015 as follows:

State Farm LifePath 2020 Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based On the Period January 1, 2015 to June 30, 2015*	Expenses Paid During Period January 1, 2015 to June 30, 2015**
Actual
Class A Shares	$1,000.00	$1,010.50	0.81%	$4.04
Class B Shares	$1,000.00	$1,006.97	1.51%	$7.51
Legacy Class A Shares	$1,000.00	$1,010.53	0.81%	$4.04
Legacy Class B Shares	$1,000.00	$1,009.01	1.21%	$6.03
Institutional Shares	$1,000.00	$1,011.89	0.56%	$2.79
Class R-1 Shares	$1,000.00	$1,009.11	1.13%	$5.63
Class R-2 Shares	$1,000.00	$1,009.82	0.93%	$4.63
Class R-3 Shares	$1,000.00	$1,011.15	0.63%	$3.14

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class B Shares	$1,000.00	$1,017.31	1.51%	$7.55
Legacy Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Legacy Class B Shares	$1,000.00	$1,018.79	1.21%	$6.06
Institutional Shares	$1,000.00	$1,022.02	0.56%	$2.81
Class R-1 Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class R-2 Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-3 Shares	$1,000.00	$1,021.67	0.63%	$3.16

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5	Restated Expense Example Table for the State Farm LifePath 2030 Fund: Effective November 2015, the operating expenses for the State Farm LifePath 2030 Fund, are expected to decrease by 0.21% as a result of an expected change in Fund structure. The restated example reflects expenses as if the decrease had been in place during the entire period from January 1, 2015 to June 30, 2015 as follows:

State Farm LifePath 2030 Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based On the Period January 1, 2015 to June 30, 2015*	Expenses Paid During Period January 1, 2015 to June 30, 2015**
Actual
Class A Shares	$1,000.00	$1,014.63	0.81%	$4.05
Class B Shares	$1,000.00	$1,011.28	1.51%	$7.53
Legacy Class A Shares	$1,000.00	$1,014.61	0.81%	$4.05
Legacy Class B Shares	$1,000.00	$1,012.55	1.21%	$6.04
Institutional Shares	$1,000.00	$1,015.89	0.56%	$2.80
Class R-1 Shares	$1,000.00	$1,013.33	1.13%	$5.64
Class R-2 Shares	$1,000.00	$1,013.97	0.93%	$4.64
Class R-3 Shares	$1,000.00	$1,015.21	0.63%	$3.15

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class B Shares	$1,000.00	$1,017.31	1.51%	$7.55
Legacy Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Legacy Class B Shares	$1,000.00	$1,018.79	1.21%	$6.06
Institutional Shares	$1,000.00	$1,022.02	0.56%	$2.81
Class R-1 Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class R-2 Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-3 Shares	$1,000.00	$1,021.67	0.63%	$3.16

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6	Restated Expense Example Table for the State Farm LifePath 2040 Fund: Effective November 2015, the operating expenses for the State Farm LifePath 2040 Fund, are expected to decrease by 0.19% as a result of an expected change in Fund structure. The restated example reflects expenses as if the decrease had been in place during the entire period from January 1, 2015 to June 30, 2015 as follows:

State Farm LifePath 2040 Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based On the Period January 1, 2015 to June 30, 2015*	Expenses Paid During Period January 1, 2015 to June 30, 2015**
Actual
Class A Shares	$1,000.00	$1,017.29	0.81%	$4.05
Class B Shares	$1,000.00	$1,014.75	1.51%	$7.54
Legacy Class A Shares	$1,000.00	$1,017.89	0.81%	$4.05
Legacy Class B Shares	$1,000.00	$1,015.88	1.21%	$6.05
Institutional Shares	$1,000.00	$1,019.09	0.56%	$2.80
Class R-1 Shares	$1,000.00	$1,016.04	1.13%	$5.65
Class R-2 Shares	$1,000.00	$1,017.30	0.93%	$4.65
Class R-3 Shares	$1,000.00	$1,018.91	0.63%	$3.15

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class B Shares	$1,000.00	$1,017.31	1.51%	$7.55
Legacy Class A Shares	$1,000.00	$1,020.78	0.81%	$4.06
Legacy Class B Shares	$1,000.00	$1,018.79	1.21%	$6.06
Institutional Shares	$1,000.00	$1,022.02	0.56%	$2.81
Class R-1 Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class R-2 Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-3 Shares	$1,000.00	$1,021.67	0.63%	$3.16

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7	Restated Expense Example Table for the State Farm LifePath 2050 Fund: Effective November 2015, the operating expenses for the State Farm LifePath 2050 Fund, are expected to decrease by 0.18% as a result of an expected change in Fund structure. The restated example reflects expenses as if the decrease had been in place during the entire period from January 1, 2015 to June 30, 2015 as follows:

State Farm LifePath 2050 Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based On the Period January 1, 2015 to June 30, 2015*	Expenses Paid During Period January 1, 2015 to June 30, 2015**
Actual Expenses
Class A Shares	$1,000.00	$1,018.12	0.85%	$4.25
Class R-1 Shares	$1,000.00	$1,017.11	1.17%	$5.85
Class R-2 Shares	$1,000.00	$1,018.05	0.97%	$4.85

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class R-1 Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class R-2 Shares	$1,000.00	$1,019.98	0.97%	$4.86

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 12, 2015, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, Inc. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund, and (viii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”). Together, the sub-advisory agreements between SFIMC and Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of Mutual Fund Trust’s Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
S&P 500 Index Fund	BlackRock
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 12, 2015 meeting, independent legal counsel to the Independent Trustees sent Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BlackRock (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 12th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust also reviewed contract review materials at meetings held on March 13, 2015 and May 26, 2015, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as the returns of one or more appropriate Morningstar Category Average composite(s), which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a tracking error within its peer group’s tracking error range. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Equity Fund and the Small/Mid Cap Equity Fund, including as compared to their applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of these Funds lagged during the ten-year time period ending March 31, 2015, but had shown signs of improvement in the one-, three- and five-year time periods ending March 31, 2015, with the Equity Fund having ranked in the top quartile of its category for the one- and three-year periods. The Board considered the performance of the International Equity Fund, including as compared to applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of this Fund lagged during the 10-year time period ending March 31, 2015, but had shown signs of improvement over the one-, three- and five-year time periods, ranking in the top quartile of its category for the one-year period. The Board considered SFIMC’s explanation that the 10-year performance of all three of these Funds included performance of each Fund’s previous sub-adviser, which is part of the reason that 10-year performance for these three Funds lagged. Moreover, SFIMC explained to the Board that the underperformance of these Funds over these longer time frames may have resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy generally not followed by these Funds. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The Tax Advantaged Bond Fund outperformed the applicable Morningstar Category Average composite over the 1-, 3-, 5-and 10-year time frames. The performance of the Bond Fund lagged the applicable Morningstar Category Average composite over the three- and five-year time frames. SFIMC explained that this underperformance resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. The Bond Fund outperformed the applicable Morningstar Category Average composite over the 1- and 10-year time frames. The performance of the Money Market Fund was competitive with this Fund’s benchmark and the narrow performance range of its Morningstar Category Average composite. Although the performance of the Equity and Bond Fund lagged over the 10-year period, its recent relative performance has improved, ranking in the top quartile of its category for the one-, three- and five-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three-, five- and ten-year periods ended March 31, 2015. The Board considered each LifePath Fund’s performance compared to its Morningstar Category Average composite. The performance of each LifePath Fund, other than the LifePath Retirement Fund, lagged for all periods ended March 31, 2015. SFIMC explained to the Board that the Funds’ relative lower allocation to U.S. equity securities hindered the relative performance of the later-dated LifePath Funds (i.e. LifePath 2030 and 2040 Funds) over the three- and five-year periods. The Board also considered SFIMC’s explanation that the change made to the LifePath Funds’ glide paths in November 2014 to increase the allocation to equities had improved the LifePath Funds’ performance as a whole. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures, and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses within those peer groups. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional clients, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board considered that the net total expenses of the LifePath Retirement Fund, LifePath 2020 Fund and LifePath 2030 Fund had ranked in the bottom quartile of their respective peer groups. The Board considered that the net total expenses of these three LifePath Funds were only 0.135%, 0.05% and 0.03%, respectively, higher than the net total expenses of a peer fund in the third quartile. The Board also considered that the net total expenses of the LifePath 2040 Fund and LifePath 2050 Fund had ranked in the third quartile of their respective peer groups. As part of its deliberation, the Board considered management’s explanation that BlackRock has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to advisory and administration fees charged to the underlying funds in which they invest. Lastly, the Board considered that, effective November 2015, the net total expenses for each LifePath Fund are expected to decrease as a result of an expected change in each Fund’s structure, and it considered management’s statement that after such reduction, each LifePath Fund’s net total expenses would be reduced to a level below its respective peer group median. The Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board then considered that the (i) net management expenses of S&P 500 Index Fund, Small Cap Index Fund and International Index Fund ranked in the third quartile of its peer group, and (ii) the net management expenses of the other Funds each had ranked in the first or second quartile of the Fund’s respective peer group.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the assets of a Fund grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s expense levels per unit will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC currently are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. The Board nevertheless considered the asset levels at which breakpoints may be acceptable and discussed these matters with SFIMC management. The Board also considered management’s statement that it is considering the possibility of implementing breakpoints into the fee schedule of certain Funds.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2016, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2016.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.08%)
Consumer Discretionary (15.31%)
AMC Networks Inc. Class A (a)	73,600	$6,024,160
Best Buy Co. Inc.	68,500	2,233,785
BorgWarner Inc.	92,800	5,274,752
CarMax Inc. (a)	18,700	1,238,127
Chipotle Mexican Grill Inc. (a)	4,100	2,480,459
Comcast Corp. Class A	143,500	8,630,090
Foot Locker Inc.	43,100	2,888,131
Garmin Ltd.	106,300	4,669,759
Hilton Worldwide Holdings Inc. (a)	94,100	2,592,455
Home Depot Inc., The	72,500	8,056,925
Jarden Corp. (a)	44,800	2,318,400
L Brands Inc.	28,700	2,460,451
Lear Corp.	23,000	2,581,980
Lowe’s Companies Inc.	35,100	2,350,647
Marriott International Inc. Class A	35,400	2,633,406
O’Reilly Automotive Inc. (a)	12,200	2,756,956
Polaris Industries Inc.	17,800	2,636,358
Priceline Group Inc., The (a)	1,800	2,072,466
Time Warner Inc.	64,300	5,620,463
Ulta Salon, Cosmetics & Fragrance Inc. (a)	17,400	2,687,430
Under Armour Inc. Class A (a)	43,200	3,604,608
Viacom Inc. Class B	83,000	5,365,120

		81,176,928

Consumer Staples (9.48%)
Colgate-Palmolive Co.	83,600	5,468,276
Constellation Brands Inc. Class A	27,400	3,178,948
Costco Wholesale Corp.	17,200	2,323,032
CVS Health Corp.	25,500	2,674,440
General Mills Inc.	75,700	4,218,004
JM Smucker Co., The	49,700	5,387,977
Kroger Co., The	53,300	3,864,783
McCormick & Company Inc.	72,600	5,876,970
Monster Beverage Corp. (a)	12,000	1,608,240
PepsiCo Inc.	55,700	5,199,038
Pilgrim’s Pride Corp.	109,100	2,506,027
Rite Aid Corp. (a)	286,200	2,389,770
Sysco Corp.	65,100	2,350,110
Walgreens Boots Alliance Inc.	38,400	3,242,496

		50,288,111

Energy (6.21%)
Chevron Corp.	56,000	5,402,320
EOG Resources Inc.	63,100	5,524,405
EQT Corp.	32,500	2,643,550
Exxon Mobil Corp.	63,500	5,283,200
Halliburton Co.	43,600	1,877,852
Marathon Petroleum Corp.	51,200	2,678,272
Occidental Petroleum Corp.	33,200	2,581,964
ONEOK Inc.	35,000	1,381,800
Tesoro Corp.	33,700	2,844,617
Valero Energy Corp.	42,900	2,685,540

		32,903,520

	Shares	Value
Common Stocks (Cont.)
Financials (14.19%)
Ally Financial Inc. (a)	116,500	$2,613,095
American International Group Inc.	96,100	5,940,902
Arch Capital Group Ltd. (a)	37,000	2,477,520
Bank of America Corp.	498,000	8,475,960
Capital One Financial Corp.	67,300	5,920,381
CIT Group Inc.	100,900	4,690,841
Federal Realty Investment Trust	19,600	2,510,564
Hartford Financial Services Group Inc., The	127,300	5,291,861
Invesco Ltd.	130,138	4,878,874
JPMorgan Chase & Co.	141,200	9,567,712
Navient Corp.	132,300	2,409,183
Santander Consumer USA Holdings Inc. (a)	115,800	2,961,006
Simon Property Group Inc.	32,000	5,536,640
Travelers Companies Inc., The	23,500	2,271,510
Wells Fargo & Co.	172,400	9,695,776

		75,241,825

Health Care (15.55%)
Abbott Laboratories	113,200	5,555,856
Aetna Inc.	68,000	8,667,280
Allergan PLC (a)	19,400	5,887,124
Amgen Inc.	14,700	2,256,744
Becton, Dickinson and Co.	58,700	8,314,855
BioMarin Pharmaceutical Inc. (a)	21,600	2,954,448
C.R. Bard Inc.	8,300	1,416,810
Cardinal Health Inc.	91,400	7,645,610
Centene Corp. (a)	22,200	1,784,880
Cigna Corp.	35,800	5,799,600
Gilead Sciences Inc.	19,200	2,247,936
HCA Holdings Inc. (a)	65,200	5,914,944
Illumina Inc. (a)	12,800	2,795,008
Incyte Corp. (a)	45,600	4,751,976
Johnson & Johnson	84,300	8,215,878
Regeneron Pharmaceuticals Inc. (a)	11,100	5,662,443
United Therapeutics Corp. (a)	14,900	2,591,855

		82,463,247

Industrials (11.73%)
Alaska Air Group Inc.	40,100	2,583,643
Avis Budget Group Inc. (a)	39,500	1,741,160
Boeing Co., The	38,800	5,382,336
Delta Air Lines Inc.	112,900	4,637,932
FedEx Corp.	24,000	4,089,600
Honeywell International Inc.	77,100	7,861,887
Huntington Ingalls Industries Inc.	18,700	2,105,433
Lockheed Martin Corp.	14,300	2,658,370
Raytheon Co.	55,800	5,338,944
Southwest Airlines Co.	117,200	3,878,148
Union Pacific Corp.	81,200	7,744,044
United Continental Holdings Inc. (a)	73,000	3,869,730
United Technologies Corp.	48,600	5,391,198
Waste Management Inc.	47,900	2,220,165

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WESCO International Inc. (a)	38,800	$2,663,232

		62,165,822

Information Technology (18.74%)
Accenture PLC Class A	28,800	2,787,264
Amdocs Ltd.	137,400	7,500,666
Amphenol Corp. Class A	50,400	2,921,688
Apple Inc.	117,525	14,740,573
Automatic Data Processing Inc.	28,800	2,310,624
Avago Technologies Ltd.	20,300	2,698,479
Cognizant Technology Solutions Corp. Class A (a)	22,200	1,356,198
DST Systems Inc.	46,800	5,895,864
eBay Inc. (a)	91,200	5,493,888
Electronic Arts Inc. (a)	51,900	3,451,350
F5 Networks Inc. (a)	19,000	2,286,650
Facebook Inc. Class A (a)	31,500	2,701,598
FactSet Research Systems Inc.	15,800	2,567,658
Fidelity National Information Services Inc.	38,300	2,366,940
Fortinet Inc. (a)	65,200	2,694,716
Freescale Semiconductor Ltd. (a)	112,100	4,480,637
Intel Corp.	69,000	2,098,635
Intuit Inc.	29,300	2,952,561
Microchip Technology Inc.	48,100	2,281,142
Micron Technology Inc. (a)	141,900	2,673,396
Microsoft Corp.	73,000	3,222,950
Oracle Corp.	39,300	1,583,790
Paychex Inc.	52,100	2,442,448
QUALCOMM Inc.	35,200	2,204,576
ServiceNow Inc. (a)	36,100	2,682,591
Skyworks Solutions Inc.	87,600	9,119,160
Visa Inc. Class A	27,600	1,853,340

		99,369,382

Materials (2.35%)
Celanese Corp. Series A	40,500	2,911,140
Dow Chemical Co., The	45,900	2,348,703
LyondellBasell Industries NV Class A	23,200	2,401,664
Praxair Inc.	19,000	2,271,450
Sherwin-Williams Co., The	9,200	2,530,184

		12,463,141

Telecommunication Services (1.44%)
Verizon Communications Inc.	163,600	7,625,396

Utilities (2.08%)
NextEra Energy Inc.	56,400	5,528,892
WEC Energy Group Inc.	122,100	5,490,837

		11,019,729

Total Common Stocks
(cost $407,342,944)		514,717,101

	Shares	Value
Short-term Investments (3.43%)
JPMorgan U.S. Government Money Market Fund	18,164,168	$18,164,168

Total Short-term Investments
(cost $ 18,164,168)		18,164,168

TOTAL INVESTMENTS (100.51%)
(cost $ 425,507,112)		532,881,269
LIABILITIES, NET OF OTHER ASSETS (-0.51%)		(2,704,017)

NET ASSETS (100.00%)		$530,177,252

(a)	Non-income producing security.

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.41%)
Consumer Discretionary (18.02%)
1-800-FLOWERS.COM Inc. (a)	155,100	$1,622,345
BJ’s Restaurants Inc. (a)	46,750	2,265,038
BorgWarner Inc.	20,080	1,141,347
Brunswick Corp.	39,460	2,006,936
Build-A-Bear Workshop Inc. (a)	66,400	1,061,736
Burlington Stores Inc. (a)	28,560	1,462,272
Carter’s Inc.	13,670	1,453,121
Chipotle Mexican Grill Inc. (a)	1,540	931,685
Core-Mark Holding Company Inc.	23,600	1,398,300
Cracker Barrel Old Country Store Inc.	9,700	1,446,852
Dollar Tree Inc. (a)	23,890	1,887,071
DSW Inc. Class A	39,680	1,324,122
Foot Locker Inc.	16,490	1,104,995
Harman International Industries Inc.	19,850	2,360,959
Isle of Capri Casinos Inc. (a)	125,400	2,276,010
Lands’ End Inc. (a)	35,200	874,016
Leggett & Platt Inc.	10,830	527,204
Lennar Corp. Class A	22,950	1,171,368
Lions Gate Entertainment Corp.	19,080	706,914
Live Nation Entertainment Inc. (a)	31,010	852,465
Marriott International Inc. Class A	10,490	780,351
Marriott Vacations Worldwide Corp.	21,300	1,954,275
Mohawk Industries Inc. (a)	19,360	3,695,824
Outerwall Inc.	23,500	1,788,585
Penn National Gaming Inc. (a)	97,300	1,785,455
Penske Automotive Group Inc.	19,820	1,032,820
Perry Ellis International Inc. (a)	60,600	1,440,462
Polaris Industries Inc.	5,190	768,691
Signet Jewelers Ltd.	12,250	1,570,940
Skechers U.S.A. Inc. Class A (a)	31,700	3,480,343
Stage Stores Inc.	64,300	1,127,179
Strattec Security Corp.	14,300	982,410
Tractor Supply Co.	15,030	1,351,798
Ulta Salon, Cosmetics & Fragrance Inc. (a)	11,240	1,736,018
Yum! Brands Inc.	7,800	702,624

		52,072,531

Consumer Staples (3.38%)
Cal-Maine Foods Inc.	26,600	1,388,520
Hain Celestial Group Inc., The (a)	10,980	723,143
Ingles Markets Inc. Class A	28,100	1,342,337
Kroger Co., The	22,140	1,605,371
Sanderson Farms Inc.	18,500	1,390,460
Tyson Foods Inc. Class A	77,870	3,319,598

		9,769,429

Energy (4.63%)
Alon USA Energy Inc.	87,800	1,659,420
Concho Resources Inc. (a)	11,240	1,279,786
Devon Energy Corp.	42,580	2,533,084
Energy XXI Ltd.	55,800	146,754
Green Plains Inc.	86,700	2,388,585
Pacific Ethanol Inc. (a)	9,343	96,420
PDC Energy Inc. (a)	26,070	1,398,395
Renewable Energy Group Inc. (a)	138,100	1,596,436

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Ship Finance International Ltd.	97,400	$1,589,568
Stone Energy Corp. (a)	55,400	697,486

		13,385,934

Financials (25.26%)
Affiliated Managers Group Inc. (a)	4,980	1,088,628
American Equity Investment Life Holding Co.	54,500	1,470,409
Ameriprise Financial Inc.	12,190	1,522,897
AmTrust Financial Services Inc.	24,900	1,631,199
Bank of the Ozarks Inc.	13,950	638,212
Calamos Asset Management Inc. Class A	91,700	1,123,325
Capitol Federal Financial Inc.	123,200	1,483,328
Cash America International Inc.	42,100	1,102,599
CBRE Group Inc. Class A (a)	54,340	2,010,580
Chambers Street Properties	232,200	1,845,990
Clifton Bancorp Inc.	62,400	872,976
Corporate Office Properties Trust	70,450	1,658,393
E*TRADE Financial Corp. (a)	61,380	1,838,331
Education Realty Trust Inc.	46,266	1,450,902
Enova International Inc. (a)	38,521	719,572
EPR Properties	26,900	1,473,582
F.N.B. Corp.	130,500	1,868,760
FelCor Lodging Trust Inc.	138,800	1,371,344
Fidelity & Guaranty Life	77,000	1,819,510
First BanCorp (a)	218,000	1,050,760
Geo Group Inc., The	32,800	1,120,448
Government Properties Income Trust	59,000	1,094,450
Highwoods Properties Inc.	56,070	2,239,996
Hudson Pacific Properties Inc.	56,200	1,594,394
Independent Bank Corp.	42,300	1,983,447
Inland Real Estate Corp.	133,600	1,258,512
INTL FCStone Inc. (a)	48,400	1,608,816
Jones Lang LaSalle Inc.	13,450	2,299,950
Ladder Capital Corp.	80,100	1,389,735
LaSalle Hotel Properties	46,640	1,653,854
Lazard Ltd. Class A	51,520	2,897,485
Maiden Holdings Ltd.	124,000	1,956,720
Navigators Group Inc., The (a)	4,700	364,532
Nelnet Inc. Class A	33,300	1,442,223
Northern Trust Corp.	13,160	1,006,214
OneBeacon Insurance Group Ltd. Class A	92,200	1,337,822
PrivateBancorp Inc.	20,500	816,310
Ramco-Gershenson Properties Trust	88,300	1,441,056
Raymond James Financial Inc.	9,520	567,202
SEI Investments Co.	20,220	991,387
Selective Insurance Group Inc.	49,200	1,380,060
Signature Bank (a)	12,710	1,860,617
Stifel Financial Corp. (a)	10,740	620,128
Strategic Hotels & Resorts Inc. (a)	93,520	1,133,462
Summit Hotel Properties Inc.	141,400	1,839,614
SVB Financial Group (a)	12,810	1,844,384
Symetra Financial Corp.	78,600	1,899,762

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Talmer Bancorp Inc. Class A	99,500	$1,666,625
Valley National Bancorp	153,400	1,581,554
Wilshire Bancorp Inc.	164,600	2,078,898

		73,010,954

Health Care (11.12%)
Acadia Healthcare Company Inc. (a)	18,300	1,433,438
Akorn Inc. (a)	36,770	1,605,378
Alkermes PLC (a)	10,150	653,051
AMN Healthcare Services Inc. (a)	53,500	1,690,065
Bio-Reference Laboratories Inc. (a)	50,700	2,091,375
Cerner Corp. (a)	17,650	1,218,909
Cooper Companies Inc., The	7,080	1,260,028
Endo International PLC (a)	19,440	1,548,396
Envision Healthcare Holdings (a)	46,670	1,842,532
Illumina Inc. (a)	4,500	982,620
Incyte Corp. (a)	7,710	803,459
Intercept Pharmaceuticals Inc. (a)	3,940	951,037
Jazz Pharmaceuticals PLC (a)	8,910	1,568,784
Magellan Health Inc. (a)	31,200	2,186,184
Medivation Inc. (a)	18,180	2,076,156
MEDNAX Inc. (a)	37,780	2,799,876
Owens & Minor Inc.	41,600	1,414,400
PDL BioPharma Inc.	188,800	1,213,984
Perrigo Co. PLC	8,490	1,569,207
RadNet Inc. (a)	163,800	1,095,822
Universal Health Services Inc. Class B	9,970	1,416,737
Zoetis Inc.	14,680	707,870

		32,129,308

Industrials (17.01%)
A.O. Smith Corp.	13,660	983,247
ABM Industries Inc.	57,500	1,890,025
Acco Brands Corp. (a)	213,000	1,655,010
Advanced Drainage Systems Inc.	62,200	1,824,326
Air Lease Corp.	39,050	1,323,795
Atlas Air Worldwide Holdings Inc. (a)	29,600	1,626,816
Carlisle Companies Inc.	15,020	1,503,802
General Cable Corp.	78,800	1,554,724
Global Brass & Copper Holdings Inc.	85,500	1,454,355
Greenbrier Companies Inc., The	23,000	1,077,550
Hawaiian Holdings Inc. (a)	125,100	2,971,125
Ingersoll-Rand PLC	27,260	1,837,869
JetBlue Airways Corp. (a)	165,070	3,426,853
Lennox International Inc.	10,060	1,083,361
Lydall Inc. (a)	52,200	1,543,032
Matson Inc.	41,700	1,753,068
Matthews International Corp. Class A	41,300	2,194,682
Meritor Inc. (a)	113,800	1,493,056
Multi-Color Corp.	28,200	1,801,416
Old Dominion Freight Line Inc. (a)	24,430	1,676,020
Oshkosh Corp.	7,760	328,869
Owens Corning Inc.	33,200	1,369,500
Quanta Services Inc. (a)	39,890	1,149,630
Republic Airways Holdings Inc. (a)	140,200	1,287,036

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rush Enterprises Inc. Class A (a)	40,300	$1,056,263
SkyWest Inc.	106,600	1,603,264
Snap-on Inc.	4,620	735,735
Southwest Airlines Co.	71,600	2,369,244
Toro Co., The	23,020	1,560,296
United Rentals Inc. (a)	8,080	707,970
Waste Connections Inc.	14,040	661,565
XPO Logistics Inc. (a)	36,900	1,667,142

		49,170,646

Information Technology (13.33%)
Amkor Technology Inc. (a)	241,400	1,443,572
Amphenol Corp. Class A	15,500	898,535
Avago Technologies Ltd.	10,400	1,382,472
Belden Inc.	16,920	1,374,412
Cadence Design Systems Inc. (a)	72,990	1,434,983
Convergys Corp.	61,700	1,572,733
CoStar Group Inc. (a)	6,160	1,239,762
EarthLink Holdings Corp.	201,700	1,510,733
Euronet Worldwide Inc. (a)	22,940	1,415,398
FireEye Inc. (a)	30,480	1,490,777
FleetCor Technologies Inc. (a)	7,780	1,214,147
Fortinet Inc. (a)	58,580	2,421,111
Gartner Inc. (a)	6,720	576,442
HomeAway Inc. (a)	25,070	780,178
Lam Research Corp.	15,790	1,284,516
Mentor Graphics Corp.	63,100	1,667,733
NetSuite Inc. (a)	8,690	797,308
NXP Semiconductors NV (a)	34,940	3,431,108
ON Semiconductor Corp. (a)	112,000	1,309,280
Palo Alto Networks Inc. (a)	9,380	1,638,686
Sanmina Corp. (a)	89,400	1,802,304
ServiceNow Inc. (a)	7,240	538,004
Skyworks Solutions Inc.	14,990	1,560,459
Total System Services Inc.	17,180	717,609
TTM Technologies Inc. (a)	165,700	1,655,343
Tyler Technologies Inc. (a)	11,830	1,530,565
Unisys Corp. (a)	61,800	1,235,382
Yelp Inc. (a)	14,000	602,420

		38,525,972

Materials (3.47%)
Century Aluminum Co. (a)	121,200	1,264,116
Eagle Materials Inc.	5,540	422,868
Graphic Packaging Holding Co.	102,200	1,423,646
Kaiser Aluminum Corp.	22,300	1,852,684
Martin Marietta Materials Inc.	12,470	1,764,630
Neenah Paper Inc.	29,200	1,721,632
Sherwin-Williams Co., The	5,720	1,573,114

		10,022,690

Telecommunication Services (0.30%)
Intelsat SA (a)	88,000	872,960

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (1.89%)
American Water Works Company Inc.	17,500	$851,025
Black Hills Corp.	27,900	1,217,835
California Water Service Group	59,500	1,359,575
Chesapeake Utilities Corp.	22,600	1,217,010
Empire District Electric Co., The	36,900	804,420

		5,449,865

Total Common Stocks
(cost $249,651,726)		284,410,289

Short-term Investments (1.09%)
JPMorgan U.S. Government Money Market Fund	3,163,341	3,163,341

Total Short-term Investments
(cost $3,163,341)		3,163,341

TOTAL INVESTMENTS (99.50%)
(cost $252,815,067)		287,573,630
OTHER ASSETS, NET OF LIABILITIES (0.50%)		1,443,929

NET ASSETS (100.00%)		$289,017,559

(a)	Non-income producing security.

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (95.84%)
Australia (1.65%)
Domino’s Pizza Enterprises Ltd.	89,411	$2,462,077

Austria (0.54%)
Erste Group Bank AG (a)	28,121	798,659

Belgium (0.97%)
Anheuser-Busch InBev NV	12,115	1,451,938

Canada (9.89%)
Barrick Gold Corp.	16,344	174,227
Canadian Pacific Railway Ltd.	19,569	3,133,860
Concordia Healthcare Corp.	41,001	2,962,643
Constellation Software Inc.	3,758	1,491,947
Gildan Activewear Inc.	50,400	1,674,216
IMAX Corp. (a)	20,536	826,985
Restaurant Brands International Inc.	58,002	2,223,023
Valeant Pharmaceuticals International Inc. (a)	10,158	2,253,384

		14,740,285

China (5.08%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	63,490	5,223,322
Ctrip.com International Ltd. ADR (a)	21,842	1,586,165
Vipshop Holdings Ltd. ADR (a)	34,335	763,954

		7,573,441

Colombia (0.63%)
Bancolombia SA Sponsored ADR	17,329	745,147
Cementos Argos SA	6,723	23,870
Grupo Argos SA	3,955	25,808
Grupo Aval Acciones y Valores SA ADR	11,322	110,842
Grupo de Inversiones Suramericana	1,962	27,880

		933,547

Denmark (1.47%)
Novo Nordisk A/S Class B	40,205	2,190,520

France (10.65%)
Air Liquide SA	5,657	715,495
AXA SA	49,143	1,239,831
Cie Generale des Etablissements Michelin Class B	11,501	1,205,129
Compagnie de Saint-Gobain	10,495	471,173
Essilor International SA	12,599	1,502,921
Hermes International	228	85,051
JC Decaux SA	76,362	3,186,496
Legrand SA	13,667	767,318
L’Oreal SA	6,726	1,199,757
LVMH Moet Hennessy Louis Vuitton SE	5,630	986,368
Pernod Ricard SA	11,254	1,299,819
Schneider Electric SE (Paris)	24,079	1,662,478
Unibail-Rodamco SE (Amsterdam)	5,880	1,486,090
Unibail-Rodamco SE (Paris)	253	63,942

		15,871,868

	Shares	Value
Common Stocks (Cont.)
Germany (5.69%)
Allianz SE Reg.	8,256	$1,285,826
Daimler AG Registered Shares	7,557	687,810
Fresenius Medical Care AG & Co. KGaA	6,829	563,689
Fresenius SE & Co. KGaA	12,459	799,364
Infineon Technologies AG	184,056	2,283,818
Linde AG	7,753	1,468,519
SAP SE	19,915	1,389,860

		8,478,886

Hong Kong (2.07%)
Tencent Holdings Ltd.	154,500	3,085,396

India (0.54%)
Makemytrip Ltd. (a)	41,125	809,340

Ireland (2.80%)
Alkermes PLC (a)	24,976	1,606,956
Ryanair Holdings PLC Sponsored ADR	35,959	2,565,675

		4,172,631

Italy (1.00%)
Yoox SpA (a)	46,054	1,489,982

Japan (7.60%)
Dentsu Inc.	16,600	859,942
Fanuc Corp.	13,400	2,746,023
Japan Tobacco Inc.	31,036	1,105,793
Komatsu Ltd.	26,700	536,029
LIXIL Group Corp.	7,900	156,857
Mitsubishi Estate Company Ltd.	1,000	21,543
Nintendo Co. Ltd.	9,100	1,522,057
OMRON Corp.	8,000	347,755
SMC Corp.	3,700	1,114,520
START TODAY Co. Ltd.	59,000	1,651,142
Tokio Marine Holdings Inc.	30,600	1,273,656

		11,335,317

Malaysia (0.27%)
Genting Berhad	179,300	383,026
Genting BHD Warrants (a)	59,490	16,713

		399,739

Netherlands (4.86%)
ASML Holding NV	28,918	2,988,576
Heineken NV	15,870	1,204,340
NXP Semiconductors NV (a)	31,092	3,053,234

		7,246,150

Singapore (0.08%)
United Overseas Bank Ltd.	7,080	121,272

Spain (2.75%)
Banco Bilbao Vizcaya Argentaria SA	179,135	1,755,838

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Banco Santander SA	117,153	$818,128
Cellnex Telecom SAU (a) (b)	90,518	1,531,369

		4,105,335

Sweden (2.25%)
Atlas Copco AB Class A	47,433	1,327,461
Investor AB B Shares	21,622	805,689
Sandvik AB	52,451	579,882
Volvo AB B Shares	51,785	642,795

		3,355,827

Switzerland (9.57%)
ABB Ltd. Reg.	41,970	878,948
Compagnie Financiere Richemont SA Reg.	15,173	1,234,191
Holcim Ltd. Reg. (a)	14,795	1,091,882
Nestle SA Reg.	21,656	1,563,485
Novartis AG Reg.	36,238	3,571,669
Roche Holding AG	7,293	2,043,709
Swatch Group AG, The	2,096	816,251
Syngenta AG Reg.	3,632	1,476,186
UBS Group AG	74,760	1,585,636

		14,261,957

United Kingdom (16.39%)
ARM Holdings PLC	91,079	1,484,029
Auto Trader Group PLC (a) (b)	370,829	1,776,545
Delphi Automotive PLC	27,510	2,340,826
Diageo PLC	56,199	1,625,652
Domino’s Pizza Group PLC	186,795	2,280,508
Glencore PLC	159,374	639,313
Hargreaves Lansdown PLC	128,371	2,325,635
Indivior PLC (a)	69,229	244,529
Liberty Global PLC Series C (a)	77,025	3,899,776
Lloyds Banking Group PLC	1,354,280	1,813,832
Lonmin PLC (a)	1,719	3,022
Reckitt Benckiser Group PLC	11,039	951,895
Rolls-Royce Holdings PLC	116,005	1,585,774
Rolls-Royce Holdings PLC C Shares - Entitlement Shares (a) (c)	16,137,732	25,356
Shire PLC	28,808	2,306,230
Standard Chartered PLC	70,942	1,135,855

		24,438,777

United States (9.09%)
Endo International PLC (a)	37,280	2,969,352
Facebook Inc. Class A (a)	14,526	1,245,822
Freeport-McMoRan Inc.	38,316	713,444
Las Vegas Sands Corp.	26,545	1,395,471
MasterCard Inc. Class A	34,945	3,266,659
Norwegian Cruise Line Holdings Ltd. (a)	43,610	2,443,904
Schlumberger Ltd.	11,052	952,572

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Wynn Resorts Ltd.	5,703	$562,715

		13,549,939

Total Common Stocks
(cost $116,560,510)		142,872,883

Preferred Stocks (1.34%)
Brazil (0.53%)
Banco Bradesco SA	42,946	393,671
Itau Unibanco Holding SA ADR	35,706	390,981

		784,652

Colombia (0.02%)
Grupo de Inversiones Suramericana	1,761	24,605

Germany (0.79%)
Volkswagen AG	5,113	1,185,647

Total Preferred Stocks
(cost $2,142,489)		1,994,904

Short-term Investments (3.45%)
State Street Institutional U.S. Government Money Market Fund (a)	5,140,481	5,140,481

Total Short-term Investments
(cost $5,140,481)		5,140,481

TOTAL INVESTMENTS (100.63%)
(cost $123,843,480)		150,008,268
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.63%)		(941,291)

NET ASSETS (100.00%)		$149,066,977

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $3,307,914 or 2.22% of net assets.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$42,787,850	28.52
Euro	37,575,231	25.05
British Pound	18,198,175	12.13
Swiss Franc	14,261,957	9.51
Canadian Dollar	13,739,073	9.16
Japanese Yen	11,335,317	7.55
Swedish Krona	3,355,827	2.24
Hong Kong Dollar	3,085,396	2.06
Australian Dollar	2,462,077	1.64
Danish Krone	2,190,520	1.46
Malaysian Ringgit	399,739	0.27
Brazilian Real	393,671	0.26
Singapore Dollar	121,272	0.08
Colombian Peso	102,163	0.07

Total Investments	$150,008,268	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$37,056,708	24.86
Information Technology	29,159,020	19.56
Health Care	23,014,966	15.44
Financials	18,224,558	12.22
Industrials	18,194,149	12.20
Consumer Staples	10,402,679	6.98
Materials	6,331,766	4.25
Telecommunication Services	1,531,369	1.03
Energy	952,572	0.64

Total Stocks	144,867,787	97.18
Short-term Investments	5,140,481	3.45
Liabilities, Net of Cash and Other Assets	(941,291)	(0.63)

Net Assets	$149,066,977	100.00%

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (95.26%)
Consumer Discretionary (12.16%)
Amazon.com Inc. (a) (b)	22,292	$9,676,734
AutoNation Inc. (b)	4,384	276,104
AutoZone Inc. (b)	1,859	1,239,767
Bed Bath & Beyond Inc. (b)	10,003	690,007
Best Buy Co. Inc.	16,960	553,066
BorgWarner Inc.	13,191	749,776
Cablevision Systems Corp. Class A	12,944	309,879
CarMax Inc. (b)	12,234	810,013
Carnival Corp.	26,238	1,295,895
CBS Corp. Class B	26,437	1,467,254
Chipotle Mexican Grill Inc. (b)	1,808	1,093,822
Coach Inc.	16,068	556,113
Comcast Corp. Class A	146,780	8,827,347
Darden Restaurants Inc.	7,227	513,695
Delphi Automotive PLC	16,909	1,438,787
DIRECTV (b)	29,287	2,717,541
Discovery Communications Inc. Class A (b)	8,411	279,750
Discovery Communications Inc. Class C (b)	15,255	474,125
Dollar General Corp.	17,352	1,348,944
Dollar Tree Inc. (b)	11,980	946,300
DR Horton Inc.	19,371	529,991
Expedia Inc.	5,758	629,637
Family Dollar Stores Inc.	5,601	441,415
Ford Motor Co.	232,141	3,484,436
Fossil Group Inc. (b)	2,546	176,591
GameStop Corp. Class A	6,408	275,288
GAP Inc., The	15,451	589,765
Garmin Ltd.	7,041	309,311
General Motors Co.	78,791	2,626,104
Genuine Parts Co.	8,895	796,369
Goodyear Tire & Rubber Co., The	15,545	468,682
H&R Block Inc.	16,035	475,438
Hanesbrands Inc.	23,348	777,955
Harley-Davidson Inc.	12,322	694,345
Harman International Industries Inc.	4,155	494,196
Hasbro Inc.	6,560	490,622
Home Depot Inc., The	75,856	8,429,877
Interpublic Group of Companies Inc., The	24,127	464,927
Johnson Controls Inc.	38,286	1,896,306
Kohl’s Corp.	11,553	723,333
L Brands Inc.	14,321	1,227,739
Leggett & Platt Inc.	8,060	392,361
Lennar Corp. Class A	10,400	530,816
Lowe’s Companies Inc.	54,458	3,647,052
Macy’s Inc.	19,643	1,325,313
Marriott International Inc. Class A	12,082	898,780
Mattel Inc.	19,706	506,247
McDonald’s Corp.	55,981	5,322,114
Michael Kors Holdings Ltd. (b)	11,695	492,243
Mohawk Industries Inc. (b)	3,616	690,294
Netflix Inc. (b)	3,524	2,315,057
Newell Rubbermaid Inc.	15,793	649,250
News Corp. Class A (b)	29,096	424,511
NIKE Inc. Class B	40,648	4,390,797

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	8,195	$610,528
Omnicom Group Inc.	14,372	998,710
O’Reilly Automotive Inc. (b)	5,922	1,338,254
Priceline Group Inc., The (b)	3,026	3,484,046
PulteGroup Inc.	19,334	389,580
PVH Corp.	4,803	553,306
Ralph Lauren Corp.	3,510	464,584
Ross Stores Inc.	24,114	1,172,182
Royal Caribbean Cruises Ltd.	9,595	755,031
Scripps Networks Interactive Class A	5,676	371,040
Staples Inc.	37,312	571,247
Starbucks Corp.	87,611	4,697,264
Starwood Hotels & Resorts Worldwide Inc.	10,002	811,062
Target Corp.	37,287	3,043,738
TEGNA Inc.	13,216	423,837
Tiffany & Co.	6,556	601,841
Time Warner Cable Inc.	16,516	2,942,656
Time Warner Inc.	48,181	4,211,501
TJX Companies Inc., The	39,765	2,631,250
Tractor Supply Co.	7,934	713,584
TripAdvisor Inc. (b)	6,495	565,974
Twenty-First Century Fox Inc. Class A	103,327	3,362,777
Under Armour Inc. Class A (b)	9,720	811,037
Urban Outfitters Inc. (b)	5,895	206,325
VF Corp.	19,942	1,390,755
Viacom Inc. Class B	20,862	1,348,520
Walt Disney Co., The	91,072	10,394,958
Whirlpool Corp.	4,550	787,378
Wyndham Worldwide Corp.	7,023	575,254
Wynn Resorts Ltd.	4,720	465,722
Yum! Brands Inc.	25,228	2,272,538

		135,818,560

Consumer Staples (8.94%)
Altria Group Inc.	114,705	5,610,222
Archer-Daniels-Midland Co.	36,250	1,747,975
Brown-Forman Corp. Class B	9,077	909,334
Campbell Soup Co.	10,356	493,463
Clorox Co., The	7,641	794,817
Coca-Cola Co., The	228,883	8,979,080
Coca-Cola Enterprises Inc.	12,641	549,125
Colgate-Palmolive Co.	49,664	3,248,522
ConAgra Foods Inc.	24,810	1,084,693
Constellation Brands Inc. Class A	9,899	1,148,482
Costco Wholesale Corp.	25,627	3,461,183
CVS Health Corp.	65,881	6,909,599
Dr. Pepper Snapple Group Inc.	11,241	819,469
Estee Lauder Companies Inc. Class A, The	12,994	1,126,060
General Mills Inc.	34,800	1,939,056
Hershey Co., The	8,619	765,626
Hormel Foods Corp.	7,846	442,279
JM Smucker Co., The	5,664	614,034
Kellogg Co.	14,747	924,637
Keurig Green Mountain Inc.	6,743	516,716

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	21,288	$2,255,889
Kraft Foods Group Inc.	34,584	2,944,482
Kroger Co., The	28,619	2,075,164
McCormick & Company Inc.	7,472	604,858
Mead Johnson Nutrition Co. Class A	11,784	1,063,152
Molson Coors Brewing Co. Class B	9,312	650,071
Mondelez International Inc. Class A	94,979	3,907,436
Monster Beverage Corp. (b)	8,557	1,146,809
PepsiCo Inc.	86,165	8,042,641
Philip Morris International Inc.	90,446	7,251,056
Procter & Gamble Co., The	158,436	12,396,033
Reynolds American Inc.	24,269	1,811,924
Sysco Corp.	34,504	1,245,594
Tyson Foods Inc. Class A	17,021	725,605
Walgreens Boots Alliance Inc.	50,984	4,305,089
Wal-Mart Stores Inc.	92,165	6,537,263
Whole Foods Market Inc.	21,015	828,832

		99,876,270

Energy (7.47%)
Anadarko Petroleum Corp.	29,653	2,314,713
Apache Corp.	21,950	1,264,978
Baker Hughes Inc.	25,311	1,561,689
Cabot Oil & Gas Corp.	24,069	759,136
Cameron International Corp. (b)	11,177	585,339
Chesapeake Energy Corp.	30,143	336,697
Chevron Corp.	109,877	10,599,831
Cimarex Energy Co.	5,470	603,396
ConocoPhillips	71,999	4,421,459
CONSOL Energy Inc.	13,416	291,664
Devon Energy Corp.	22,510	1,339,120
Diamond Offshore Drilling Inc.	3,811	98,362
Ensco PLC Class A	13,697	305,032
EOG Resources Inc.	31,945	2,796,785
EQT Corp.	8,848	719,696
Exxon Mobil Corp.	244,080	20,307,456
FMC Technologies Inc. (b)	13,499	560,074
Halliburton Co.	49,491	2,131,577
Helmerich & Payne Inc.	6,271	441,604
Hess Corp.	14,153	946,553
Kinder Morgan Inc.	101,335	3,890,251
Marathon Oil Corp.	39,316	1,043,447
Marathon Petroleum Corp.	31,812	1,664,086
Murphy Oil Corp.	9,721	404,102
National-Oilwell Varco Inc.	22,646	1,093,349
Newfield Exploration Co. (b)	9,368	338,372
Noble Corp. PLC	14,273	219,661
Noble Energy Inc.	22,529	961,538
Occidental Petroleum Corp.	44,882	3,490,473
ONEOK Inc.	12,141	479,327
Phillips 66	31,657	2,550,288
Pioneer Natural Resources Co.	8,678	1,203,552
Range Resources Corp.	9,733	480,616
Schlumberger Ltd.	74,129	6,389,179
Southwestern Energy Co. (b)	22,398	509,107
Spectra Energy Corp.	39,091	1,274,367
Tesoro Corp.	7,276	614,167

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Transocean Ltd.	19,887	$320,578
Valero Energy Corp.	29,698	1,859,095
Williams Companies Inc., The	39,207	2,250,090

		83,420,806

Financials (15.80%)
ACE Ltd.	19,066	1,938,631
Affiliated Managers Group Inc. (b)	3,181	695,367
Aflac Inc.	25,331	1,575,588
Allstate Corp., The	23,885	1,549,420
American Express Co.	51,052	3,967,761
American International Group Inc.	77,875	4,814,232
American Tower Corp.	24,613	2,296,147
Ameriprise Financial Inc.	10,632	1,328,256
Aon PLC	16,451	1,639,836
Apartment Investment and Management Co.	9,105	336,248
Assurant Inc.	3,979	266,593
AvalonBay Communities Inc.	7,691	1,229,560
Bank of America Corp.	612,717	10,428,443
Bank of New York Mellon Corp.	65,529	2,750,252
BB&T Corp.	42,674	1,720,189
Berkshire Hathaway Inc. Class B (b)	106,543	14,501,568
BlackRock Inc.	7,389	2,556,446
Boston Properties Inc.	8,924	1,080,161
Capital One Financial Corp.	31,922	2,808,178
CBRE Group Inc. Class A (b)	16,296	602,952
Charles Schwab Corp., The	67,202	2,194,145
Chubb Corp., The	13,447	1,279,348
Cincinnati Financial Corp.	8,608	431,949
Citigroup Inc.	177,158	9,786,208
CME Group Inc.	18,471	1,718,911
Comerica Inc.	10,392	533,317
Crown Castle International Corp.	19,707	1,582,472
Discover Financial Services	25,841	1,488,958
E*TRADE Financial Corp. (b)	16,826	503,939
Equinix Inc.	3,290	835,660
Equity Residential	21,191	1,486,972
Essex Property Trust Inc.	3,794	806,225
Fifth Third Bancorp	47,462	988,159
Franklin Resources Inc.	22,820	1,118,865
General Growth Properties Inc.	36,598	939,105
Genworth Financial Inc. Class A (b)	29,430	222,785
Goldman Sachs Group Inc., The	23,461	4,898,422
Hartford Financial Services Group Inc., The	24,521	1,019,338
HCP Inc.	26,840	978,855
Healthcare Realty Trust Inc.	20,356	1,335,964
Host Hotels & Resorts Inc.	44,127	875,038
Hudson City Bancorp Inc.	28,278	279,387
Huntington Bancshares Inc.	47,190	533,719
Intercontinental Exchange Inc.	6,525	1,459,055
Invesco Ltd.	25,003	937,362
Iron Mountain Inc.	10,893	337,683
JPMorgan Chase & Co.	216,681	14,682,305
KeyCorp	49,826	748,387
Kimco Realty Corp.	24,035	541,749

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Legg Mason Inc.	5,686	$293,000
Leucadia National Corp.	18,375	446,145
Lincoln National Corp.	14,935	884,451
Loews Corp.	17,391	669,727
M&T Bank Corp.	7,743	967,333
Macerich Co., The	8,200	611,720
Marsh & McLennan Companies Inc.	31,383	1,779,416
McGraw Hill Financial Inc.	15,931	1,600,269
MetLife Inc.	65,087	3,644,221
Moody’s Corp.	10,357	1,118,142
Morgan Stanley	89,802	3,483,420
NASDAQ OMX Group Inc., The	6,886	336,106
Navient Corp.	22,719	413,713
Northern Trust Corp.	12,785	977,541
People’s United Financial Inc.	18,104	293,466
Plum Creek Timber Co. Inc.	10,257	416,126
PNC Financial Services Group Inc.	30,327	2,900,778
Principal Financial Group Inc.	15,933	817,204
Progressive Corp., The	31,219	868,825
ProLogis Inc.	30,613	1,135,742
Prudential Financial Inc.	26,445	2,314,466
Public Storage	8,456	1,559,033
Realty Income Corp.	13,580	602,816
Regions Financial Corp.	78,228	810,442
Simon Property Group Inc.	18,174	3,144,465
SL Green Realty Corp.	5,746	631,428
State Street Corp.	24,015	1,849,155
SunTrust Banks Inc.	30,161	1,297,526
T. Rowe Price Group Inc.	15,344	1,192,689
Torchmark Corp.	7,465	434,612
Travelers Companies Inc., The	18,608	1,798,649
U.S. Bancorp	103,503	4,492,030
Unum Group	14,647	523,630
Ventas Inc.	18,891	1,172,942
Vornado Realty Trust	10,178	966,198
Wells Fargo & Co.	273,518	15,382,654
Weyerhaeuser Co.	30,236	952,434
XL Group PLC	17,901	665,917
Zions Bancorporation	11,865	376,536

		176,455,077

Health Care (14.70%)
Abbott Laboratories	86,922	4,266,132
AbbVie Inc.	100,449	6,749,168
Aetna Inc.	20,386	2,598,400
Agilent Technologies Inc.	19,562	754,702
Alexion Pharmaceuticals Inc. (b)	13,074	2,363,387
Allergan PLC (b)	22,929	6,958,034
AmerisourceBergen Corp.	12,152	1,292,244
Amgen Inc.	44,390	6,814,753
Anthem Inc.	15,444	2,534,978
Baxter International Inc.	31,783	2,222,585
Becton, Dickinson and Co.	12,162	1,722,747
Biogen Inc. (b)	13,732	5,546,904
Boston Scientific Corp. (b)	78,278	1,385,521
Bristol-Myers Squibb Co.	97,396	6,480,730
C.R. Bard Inc.	4,326	738,448

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cardinal Health Inc.	19,230	$1,608,590
Celgene Corp. (b)	46,315	5,360,267
Cerner Corp. (b)	17,761	1,226,575
Cigna Corp.	15,054	2,438,748
DaVita HealthCare Partners Inc. (b)	10,057	799,230
DENTSPLY International Inc.	8,211	423,277
Edwards Lifesciences Corp. (b)	6,282	894,745
Eli Lilly and Co.	56,952	4,754,922
Endo International PLC (b)	11,736	934,772
Express Scripts Holding Co. (b)	42,588	3,787,777
Gilead Sciences Inc.	85,828	10,048,743
HCA Holdings Inc. (b)	16,934	1,536,252
Henry Schein Inc. (b)	4,882	693,830
Hospira Inc. (b)	9,985	885,769
Humana Inc.	8,714	1,666,814
Intuitive Surgical Inc. (b)	2,132	1,032,954
Johnson & Johnson	161,950	15,783,647
Laboratory Corp. of America
Holdings (b)	5,843	708,288
Mallinckrodt PLC (b)	6,786	798,848
McKesson Corp.	13,516	3,038,532
Medtronic PLC	83,216	6,166,306
Merck & Co. Inc.	164,938	9,389,920
Mylan NV (b)	24,048	1,631,897
Patterson Companies Inc.	5,056	245,974
PerkinElmer Inc.	6,594	347,108
Perrigo Co. PLC	8,545	1,579,372
Pfizer Inc.	359,555	12,055,879
Quest Diagnostics Inc.	8,407	609,676
Regeneron Pharmaceuticals Inc. (b)	4,403	2,246,102
St. Jude Medical Inc.	16,385	1,197,252
Stryker Corp.	17,429	1,665,690
Tenet Healthcare Corp. (b)	5,768	333,852
Thermo Fisher Scientific Inc.	23,239	3,015,493
UnitedHealth Group Inc.	55,549	6,776,978
Universal Health Services Inc. Class B	5,303	753,556
Varian Medical Systems Inc. (b)	5,830	491,644
Vertex Pharmaceuticals Inc. (b)	14,232	1,757,367
Waters Corp. (b)	4,837	620,974
Zimmer Biomet Holdings Inc.	9,897	1,081,049
Zoetis Inc.	29,171	1,406,626

		164,224,028

Industrials (9.64%)
3M Co.	36,972	5,704,780
ADT Corp., The	9,882	331,739
Allegion PLC	5,594	336,423
American Airlines Group Inc.	40,454	1,615,530
AMETEK Inc.	14,043	769,276
Boeing Co., The	37,571	5,211,849
Caterpillar Inc.	35,307	2,994,740
CH Robinson Worldwide Inc.	8,524	531,812
Cintas Corp.	5,545	469,052
CSX Corp.	57,699	1,883,872
Cummins Inc.	9,811	1,287,105
Danaher Corp.	35,977	3,079,271
Deere & Co.	19,498	1,892,281

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Delta Air Lines Inc.	48,012	$1,972,333
Dover Corp.	9,500	666,710
Dun & Bradstreet Corp.	2,112	257,664
Eaton Corp. PLC	27,271	1,840,520
Emerson Electric Co.	39,032	2,163,544
Equifax Inc.	6,961	675,843
Expeditors International of Washington Inc.	11,171	515,039
Fastenal Co.	15,837	668,005
FedEx Corp.	15,348	2,615,299
Flowserve Corp.	7,890	415,487
Fluor Corp.	8,610	456,416
General Dynamics Corp.	18,236	2,583,859
General Electric Co.	588,437	15,634,770
Honeywell International Inc.	45,587	4,648,506
Illinois Tool Works Inc.	19,749	1,812,761
Ingersoll-Rand PLC	15,339	1,034,155
J.B. Hunt Transport Services Inc.	5,372	440,987
Jacobs Engineering Group Inc. (b)	7,393	300,304
Joy Global Inc.	5,561	201,308
Kansas City Southern	6,432	586,598
L-3 Communications Holdings Inc.	4,808	545,131
Lockheed Martin Corp.	15,625	2,904,688
Masco Corp. (c)	20,363	543,081
Nielsen N.V.	21,621	967,972
Norfolk Southern Corp.	17,906	1,564,268
Northrop Grumman Corp.	11,317	1,795,216
PACCAR Inc.	20,651	1,317,740
Pall Corp.	6,213	773,208
Parker Hannifin Corp.	8,099	942,157
Pentair PLC	10,628	730,675
Pitney Bowes Inc.	11,812	245,808
Precision Castparts Corp.	8,070	1,612,951
Quanta Services Inc. (b)	12,320	355,062
Raytheon Co.	17,901	1,712,768
Republic Services Inc.	14,603	572,000
Robert Half International Inc.	7,873	436,952
Rockwell Automation Inc.	7,894	983,908
Rockwell Collins Inc.	7,745	715,251
Roper Technologies Inc.	5,846	1,008,201
Ryder System Inc.	3,111	271,808
Snap-on Inc.	3,387	539,380
Southwest Airlines Co.	39,023	1,291,271
Stanley Black & Decker Inc.	8,975	944,529
Stericycle Inc. (b)	4,949	662,721
Textron Inc.	16,127	719,748
Tyco International PLC	24,468	941,529
Union Pacific Corp.	51,132	4,876,459
United Parcel Service Inc. Class B	40,479	3,922,820
United Rentals Inc. (b)	5,623	492,687
United Technologies Corp.	48,366	5,365,240
W.W. Grainger Inc.	3,497	827,565
Waste Management Inc.	24,872	1,152,817
Xylem Inc.	10,622	393,758

		107,727,207

	Shares	Value
Common Stocks (Cont.)
Information Technology (18.67%)
Accenture PLC Class A	36,586	$3,540,793
Adobe Systems Inc. (b)	27,719	2,245,516
Akamai Technologies Inc. (b)	10,418	727,385
Alliance Data Systems Corp. (b)	3,622	1,057,407
Altera Corp.	17,528	897,434
Amphenol Corp. Class A	18,069	1,047,460
Analog Devices Inc.	18,152	1,165,086
Apple Inc.	336,278	42,177,668
Applied Materials Inc.	71,570	1,375,575
Autodesk Inc. (b)	13,206	661,290
Automatic Data Processing Inc.	27,433	2,200,950
Avago Technologies Ltd.	14,946	1,986,772
Broadcom Corp. Class A	31,751	1,634,859
CA Inc.	18,573	544,003
Cisco Systems Inc.	296,860	8,151,776
Citrix Systems Inc. (b)	9,311	653,260
Cognizant Technology Solutions
Corp. Class A (b)	35,509	2,169,245
Computer Sciences Corp.	8,041	527,811
Corning Inc.	73,523	1,450,609
eBay Inc. (b)	64,560	3,889,094
Electronic Arts Inc. (b)	18,112	1,204,448
EMC Corp.	113,414	2,992,995
F5 Networks Inc. (b)	4,203	505,831
Facebook Inc. Class A (b)	122,990	10,548,237
Fidelity National Information
Services Inc.	16,605	1,026,189
First Solar Inc. (b)	4,422	207,746
Fiserv Inc. (b)	13,904	1,151,668
FLIR Systems Inc.	8,302	255,868
Google Inc. Class A (b)	16,711	9,024,608
Google Inc. Class C (b)	16,756	8,721,666
Harris Corp.	7,195	553,367
Hewlett-Packard Co.	105,489	3,165,725
Intel Corp.	277,010	8,425,259
International Business Machines Corp.	53,463	8,696,292
Intuit Inc.	16,119	1,624,312
Juniper Networks Inc.	20,523	532,982
KLA-Tencor Corp.	9,482	532,983
Lam Research Corp.	9,281	755,009
Linear Technology Corp.	13,934	616,301
MasterCard Inc. Class A	56,629	5,293,679
Microchip Technology Inc.	11,736	556,580
Micron Technology Inc. (b)	62,752	1,182,248
Microsoft Corp.	472,212	20,848,160
Motorola Solutions Inc.	10,837	621,394
NetApp Inc.	18,161	573,161
NVIDIA Corp.	30,081	604,929
Oracle Corp.	186,167	7,502,530
Paychex Inc.	19,039	892,548
Qorvo Inc. (b)	8,649	694,255
QUALCOMM Inc.	95,204	5,962,627
Red Hat Inc. (b)	10,684	811,236
salesforce.com inc. (b)	35,594	2,478,410
SanDisk Corp.	12,140	706,791

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Seagate Technology PLC	18,531	$880,222
Skyworks Solutions Inc.	11,115	1,157,072
Symantec Corp.	39,750	924,188
TE Connectivity Ltd.	23,662	1,521,467
Teradata Corp. (b)	8,457	312,909
Texas Instruments Inc.	60,730	3,128,202
Total System Services Inc.	9,631	402,287
VeriSign Inc. (b)	6,129	378,282
Visa Inc. Class A	112,829	7,576,467
Western Digital Corp.	12,650	992,013
Western Union Co.	30,377	617,564
Xerox Corp.	60,897	647,944
Xilinx Inc.	15,230	672,557
Yahoo! Inc. (b)	50,710	1,992,396

		208,577,597

Materials (3.02%)
Air Products & Chemicals Inc.	11,234	1,537,148
Airgas Inc.	3,939	416,667
Alcoa Inc.	71,198	793,858
Allegheny Technologies Inc.	6,480	195,696
Avery Dennison Corp.	5,347	325,846
Ball Corp.	8,001	561,270
CF Industries Holdings Inc.	13,955	897,027
Dow Chemical Co., The	63,386	3,243,464
E.I. du Pont de Nemours & Co. (d)	52,737	3,372,531
Eastman Chemical Co.	8,660	708,561
Ecolab Inc.	15,688	1,773,842
FMC Corp.	7,767	408,156
Freeport-McMoRan Inc.	60,573	1,127,869
International Flavors & Fragrances Inc.	4,704	514,100
International Paper Co.	24,631	1,172,189
LyondellBasell Industries NV Class A	22,941	2,374,852
Martin Marietta Materials Inc.	3,602	509,719
MeadWestvaco Corp.	19,503	920,347
Monsanto Co.	27,816	2,964,907
Mosaic Co., The	18,115	848,688
Newmont Mining Corp.	30,878	721,310
Nucor Corp.	18,585	819,041
Owens-Illinois Inc. (b)	9,758	223,849
PPG Industries Inc.	15,850	1,818,312
Praxair Inc.	16,822	2,011,070
Sealed Air Corp.	12,243	629,045
Sherwin-Williams Co., The	4,625	1,271,968
Sigma-Aldrich Corp.	6,957	969,458
Vulcan Materials Co.	7,696	645,925

		33,776,715

Telecommunication Services (2.16%)
AT&T Inc.	303,246	10,771,299
CenturyLink Inc.	32,998	969,481
Frontier Communications Corp.	67,340	333,333
Level 3 Communications Inc. (b)	17,187	905,239
Verizon Communications Inc.	238,171	11,101,150

		24,080,502

	Shares	Value
Common Stocks (Cont.)
Utilities (2.70%)
AES Corp., The	39,853	$528,451
AGL Resources Inc.	6,972	324,616
Ameren Corp.	14,135	532,607
American Electric Power Company Inc.	28,520	1,510,704
CenterPoint Energy Inc.	25,039	476,492
CMS Energy Corp.	16,047	510,936
Consolidated Edison Inc.	17,061	987,491
Dominion Resources Inc.	34,657	2,317,515
DTE Energy Co.	10,472	781,630
Duke Energy Corp.	40,406	2,853,472
Edison International	18,979	1,054,853
Entergy Corp.	10,514	741,237
Eversource Energy	18,454	837,996
Exelon Corp.	50,084	1,573,639
FirstEnergy Corp.	24,535	798,614
NextEra Energy Inc.	25,946	2,543,486
NiSource Inc.	18,420	839,768
NRG Energy Inc.	19,674	450,141
Pepco Holdings Inc.	14,729	396,799
PG&E Corp.	28,036	1,376,568
Pinnacle West Capital Corp.	6,442	366,485
PPL Corp.	38,851	1,144,939
Public Service Enterprise Group Inc.	29,485	1,158,171
SCANA Corp.	8,326	421,712
Sempra Energy	13,487	1,334,404
Southern Co.	52,998	2,220,616
TECO Energy Inc.	13,797	243,655
WEC Energy Group Inc.	18,398	827,358
Xcel Energy Inc.	29,474	948,473

		30,102,828

Total Common Stocks
(cost $609,447,429)		1,064,059,590

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Short-term Investments (4.68%)
State Street Institutional U.S. Government Money Market Fund (b)	52,333,500	$52,333,500

Total Short-term Investments
(cost $52,333,500)		52,333,500

TOTAL INVESTMENTS (99.94%)
(cost $661,780,929)		1,116,393,090
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		643,434

NET ASSETS (100.00%)		$1,117,036,524

	Shares	Value
Securities Sold Short
Chemours Co., The (b) (d)	10,547	$168,707
TopBuild Corp. (b) (c)	2,036	59,035

Total Securities Sold Short
(proceeds $227,742)		$227,742

(a)	At June 30, 2015, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

(c)	On September 30, 2014, Masco Corp. announced a spin-off distribution of TopBuild Corp. effective July 1, 2015. In anticipation of this transaction, and because TopBuild Corp. is not included in the S&P 500 Index, the Fund initiated a transaction to sell TopBuild Corp. on June 30, 2015 with a settlement date of July 7, 2015.

(d)	On October 24, 2013, E.I. du Pont de Nemours & Co. announced a spin-off distribution of Chemours Co. effective July 1, 2015. In anticipation of this transaction, and because Chemours Co. is not included in the S&P 500 Index, the Fund initiated a transaction to sell Chemours Co. on June 30, 2015 with a settlement date of July 7, 2015.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	519	September 2015	$54,460,316	$53,311,680	($1,148,636)

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.87%)
Consumer Discretionary (14.26%)
1-800-FLOWERS.COM Inc. (a)	5,915	$61,871
2U Inc. (a)	5,849	188,279
Abercrombie & Fitch Co. Class A	16,900	363,519
AMC Entertainment Holdings Inc. Class A	5,003	153,492
American Axle & Manufacturing Holdings Inc. (a)	18,330	383,280
American Eagle Outfitters Inc.	47,500	817,950
American Public Education Inc. (a)	4,255	109,439
America’s Car-Mart Inc. (a)	2,000	98,640
Ann Inc. (a)	11,132	537,564
Apollo Education Group Inc. (a)	22,900	294,952
Arctic Cat Inc.	3,269	108,563
Asbury Automotive Group Inc. (a)	6,588	597,005
Ascena Retail Group Inc. (a)	34,100	567,936
Ascent Capital Group LLC Class A (a)	3,100	132,494
Barnes & Noble Inc. (a)	12,337	320,269
Bassett Furniture Industries Inc.	2,600	73,866
Beazer Homes USA Inc. (a)	6,602	131,710
bebe stores inc.	9,200	18,400
Belmond Ltd. Class A (a)	23,503	293,552
Big 5 Sporting Goods Corp.	4,219	59,952
Big Lots Inc.	13,100	589,369
Biglari Holdings Inc. (a)	404	167,155
BJ’s Restaurants Inc. (a)	5,236	253,684
Black Diamond Inc. (a)	5,239	48,408
Bloomin’ Brands Inc.	30,041	641,375
Blue Nile Inc. (a)	2,756	83,755
Bob Evans Farms Inc.	5,722	292,108
Bojangles’ Inc. (a)	1,994	47,577
Boot Barn Holdings Inc (a)	2,947	94,304
Boyd Gaming Corp. (a)	19,204	287,100
Bravo Brio Restaurant Group Inc. (a)	3,615	48,983
Bridgepoint Education Inc. (a)	4,363	41,710
Bright Horizons Family Solutions Inc. (a)	9,108	526,442
Buckle Inc., The	6,749	308,902
Buffalo Wild Wings Inc. (a)	4,596	720,147
Build-A-Bear Workshop Inc. (a)	3,700	59,163
Burlington Stores Inc. (a)	18,255	934,656
Caesars Acquisition Co. Class A (a)	11,300	77,744
Caesars Entertainment Corp. (a)	12,700	77,724
Caleres Inc.	10,605	337,027
Callaway Golf Co.	18,613	166,400
Cambium Learning Group Inc. (a)	3,100	13,237
Capella Education Co.	3,005	161,278
Career Education Corp. (a)	16,995	56,084
Carmike Cinemas Inc. (a)	6,100	161,894
Carriage Services Inc.	4,000	95,520
Carrols Restaurant Group Inc. (a)	8,700	90,480
Cato Corp. Class A	6,344	245,893
Cavco Industries Inc. (a)	2,042	154,048
Central European Media Enterprises Ltd. Class A (a)	19,051	41,531
Century Communities Inc. (a)	3,747	75,427
Cheesecake Factory Inc., The	11,813	644,222
Chegg Inc. (a)	18,253	143,104
Cherokee Inc.	2,100	59,178

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chico’s FAS Inc.	34,800	$578,724
Children’s Place Inc., The	4,956	324,172
Christopher & Banks Corp. (a)	9,000	36,090
Churchill Downs Inc.	3,245	405,787
Chuy’s Holdings Inc. (a)	4,038	108,178
Citi Trends Inc. (a)	3,800	91,960
ClubCorp Holdings Inc.	10,641	254,107
Collectors Universe Inc.	1,700	33,898
Columbia Sportswear Co.	6,996	422,978
Conn’s Inc. (a)	6,592	261,702
Container Store Group Inc., The (a)	3,526	59,484
Cooper Tire & Rubber Co.	13,947	471,827
Cooper-Standard Holding Inc. (a)	3,360	206,539
Core-Mark Holding Company Inc.	5,556	329,193
Cracker Barrel Old Country Store Inc.	4,682	698,367
Crocs Inc. (a)	18,652	274,371
Crown Media Holdings Inc. (a)	7,262	32,824
CSS Industries Inc.	2,118	64,070
Culp Inc.	2,600	80,600
Cumulus Media Inc. Class A (a)	36,350	73,790
Daily Journal Corp. (a)	263	51,682
Dana Holding Corp.	39,573	814,412
Dave & Buster’s Entertainment Inc. (a)	5,493	198,242
Deckers Outdoor Corp. (a)	8,400	604,548
Del Frisco’s Restaurant Group Inc. (a)	5,863	109,228
Denny’s Corp. (a)	20,453	237,459
Destination XL Group Inc. (a)	8,374	41,954
DeVry Education Group Inc.	15,500	464,690
Diamond Resorts International Inc. (a)	10,125	319,444
DineEquity Inc.	4,175	413,701
Dorman Products Inc. (a)	6,500	309,790
DreamWorks Animation SKG Inc. Class A (a)	18,400	485,392
Drew Industries Inc.	5,919	343,420
E.W. Scripps Co. Class A, The	14,460	330,411
El Pollo Loco Holdings Inc. (a)	3,237	67,038
Eldorado Resorts Inc. (a)	6,800	53,176
Empire Resorts Inc. (a)	3,700	18,833
Entercom Communications Corp. Class A (a)	5,869	67,024
Entravision Communications Corp. Class A	15,545	127,935
Eros International PLC (a)	6,900	173,328
Escalade Inc.	2,500	45,975
Ethan Allen Interiors Inc.	6,122	161,253
Etsy Inc. (a)	4,800	67,440
EVINE Live Inc. (a)	11,700	31,473
Express Inc. (a)	20,562	372,378
Federal-Mogul Holdings Corp. (a)	7,200	81,720
Fenix Parts Inc. (a)	3,300	33,066
Fiesta Restaurant Group Inc. (a)	6,500	325,000
Finish Line Inc. Class A, The	11,206	311,751
Five Below Inc. (a)	13,190	521,401
Flexsteel Industries Inc.	1,516	65,324
Fogo De Chao Inc. (a)	62	1,436
Fox Factory Holding Corp. (a)	4,047	65,076
Francesca’s Holdings Corp. (a)	10,260	138,202

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fred’s Inc. Class A	8,840	$170,524
FTD Companies Inc. (a)	4,251	119,836
Genesco Inc. (a)	5,832	385,087
Gentherm Inc. (a)	8,719	478,760
G-III Apparel Group Ltd. (a)	9,656	679,300
Global Eagle Entertainment Inc. (a)	11,214	146,006
Grand Canyon Education Inc. (a)	11,433	484,759
Gray Television Inc. (a)	15,318	240,186
Green Brick Partners Inc. (a)	3,500	38,325
Group 1 Automotive Inc.	5,649	513,099
Guess? Inc.	15,200	291,384
Habit Restaurants Inc., The Class A (a)	2,739	85,703
Harte-Hanks Inc.	12,400	73,904
Haverty Furniture Companies Inc.	5,035	108,857
Helen of Troy Ltd. (a)	6,968	679,310
Hemisphere Media Group Inc. (a)	2,100	24,990
Hibbett Sports Inc. (a)	6,012	280,039
Hooker Furniture Corp.	2,600	65,286
Houghton Mifflin Harcourt Co. (a)	33,197	836,564
Hovnanian Enterprises Inc. Class A (a)	29,924	79,598
HSN Inc.	7,900	554,501
Iconix Brand Group Inc. (a)	11,534	288,004
IMAX Corp. (a)	14,653	590,076
Installed Building Products Inc. (a)	4,815	117,871
International Speedway Corp. Class A	6,885	252,473
Interval Leisure Group Inc.	9,500	217,075
Intrawest Resorts Holdings Inc. (a)	4,339	50,419
iRobot Corp. (a)	7,000	223,160
Isle of Capri Casinos Inc. (a)	5,109	92,728
Jack in the Box Inc.	9,047	797,584
JAKKS Pacific Inc. (a)	4,527	44,772
Jamba Inc. (a)	3,395	52,589
Johnson Outdoors Inc. Class A	1,230	28,966
Journal Media Group Inc.	5,933	49,185
K12 Inc. (a)	8,473	107,183
KB Home	19,815	328,929
Kirkland’s Inc.	4,200	117,054
Kona Grill Inc. (a)	2,000	38,820
Krispy Kreme Doughnuts Inc. (a)	15,706	302,498
La Quinta Holdings Inc. (a)	22,718	519,106
Lands’ End Inc. (a)	4,100	101,803
La-Z-Boy Inc.	12,422	327,195
LGI Homes Inc. (a)	3,594	71,089
Libbey Inc.	5,323	220,000
Liberty Tax Inc.	1,400	34,650
Liberty TripAdvisor Holdings Inc. Class A (a)	18,200	586,404
LifeLock Inc. (a)	22,899	375,544
Lifetime Brands Inc.	2,381	35,167
Lithia Motors Inc. Class A	5,539	626,793
Loral Space & Communications Inc. (a)	3,100	195,672
Lumber Liquidators Holdings Inc. (a)	6,474	134,077
M.D.C. Holdings Inc.	9,547	286,124
M/I Homes Inc. (a)	6,065	149,624
Malibu Boats Inc. Class A (a)	4,340	87,191
Marcus Corp., The	4,437	85,102
Marine Products Corp.	2,692	16,798

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MarineMax Inc. (a)	6,231	$146,491
Marriott Vacations Worldwide Corp.	6,308	578,759
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	42,295
Mattress Firm Holding Corp. (a)	5,000	304,750
MDC Partners Inc. Class A	10,689	210,573
Media General Inc. (a)	23,299	384,899
Men’s Wearhouse Inc., The	11,758	753,335
Meredith Corp.	8,888	463,509
Meritage Homes Corp. (a)	9,552	449,804
Metaldyne Performance Group Inc.	2,863	51,963
Modine Manufacturing Co. (a)	11,620	124,683
Monarch Casino & Resort Inc. (a)	2,666	54,813
Monro Muffler Brake Inc.	7,802	484,972
Morgans Hotel Group Co. (a)	6,186	41,694
Motorcar Parts of America Inc. (a)	4,500	135,405
Movado Group Inc.	3,839	104,267
NACCO Industries Inc. Class A	948	57,600
National CineMedia Inc.	14,872	237,357
Nautilus Inc. (a)	7,700	165,627
New Home Company Inc., The (a)	2,341	40,335
New Media Investment Group Inc.	11,104	199,095
New York Times Co. Class A, The	33,352	455,255
Nexstar Broadcasting Group Inc. Class A	7,684	430,304
Noodles & Company (a)	3,429	50,063
NutriSystem Inc.	6,907	171,846
Orbitz Worldwide Inc. (a)	27,215	310,795
Outerwall Inc.	4,435	337,548
Overstock.com Inc. (a)	2,899	65,343
Oxford Industries Inc.	3,547	310,185
Papa John’s International Inc.	6,998	529,119
Papa Murphy’s Holdings Inc. (a)	2,200	45,584
Party City Holdco Inc. (a)	6,033	122,289
Penn National Gaming Inc. (a)	19,400	355,990
Pep Boys-Manny, Moe & Jack, The (a)	13,227	162,295
Performance Sports Group Ltd. (a)	10,945	197,010
Perry Ellis International Inc. (a)	3,140	74,638
PetMed Express Inc.	4,600	79,442
Pier 1 Imports Inc.	21,889	276,458
Pinnacle Entertainment Inc. (a)	14,748	549,805
Pool Corp.	10,570	741,803
Popeyes Louisiana Kitchen Inc. (a)	5,641	338,404
Potbelly Corp. (a)	5,250	64,312
Quiksilver Inc. (a)	33,800	22,403
Reading International Inc. Class A (a)	4,300	59,555
Red Robin Gourmet Burgers Inc. (a)	3,474	298,139
Regis Corp. (a)	9,875	155,630
Remy International Inc.	6,906	152,692
Rent-A-Center Inc.	12,828	363,674
Rentrak Corp. (a)	3,125	218,125
Restoration Hardware Holdings Inc. (a)	8,100	790,803
Ruby Tuesday Inc. (a)	14,711	92,238
Ruth’s Hospitality Group Inc.	8,385	135,166
Ryland Group Inc., The	11,389	528,108
Saga Communications Inc. Class A	896	33,914
Scholastic Corp.	6,491	286,448

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Scientific Games Corp. Class A (a)	12,146	$188,749
SeaWorld Entertainment Inc.	16,600	306,104
Select Comfort Corp. (a)	12,653	380,476
Sequential Brands Group Inc. (a)	6,100	93,269
SFX Entertainment Inc. (a)	10,927	49,062
Shake Shack Inc. Class A (a)	1,438	86,668
Shoe Carnival Inc.	3,525	101,732
Shutterfly Inc. (a)	9,200	439,852
Sinclair Broadcast Group Inc. Class A	16,113	449,714
Sizmek Inc. (a)	5,297	37,609
Skullcandy Inc. (a)	5,466	41,924
Smith & Wesson Holding Corp. (a)	13,069	216,815
Sonic Automotive Inc.	7,997	190,569
Sonic Corp.	12,646	364,205
Sotheby’s	15,050	680,862
Speedway Motorsports Inc.	2,854	64,643
Sportsman’s Warehouse Holdings Inc. (a)	4,382	49,823
Stage Stores Inc.	7,607	133,351
Standard Motor Products Inc.	4,700	165,064
Standard Pacific Corp. (a)	35,900	319,869
Stein Mart Inc.	7,123	74,578
Steiner Leisure Ltd. (a)	3,096	166,503
Steven Madden Ltd. (a)	13,690	585,658
Stoneridge Inc. (a)	6,400	74,944
Strattec Security Corp.	900	61,830
Strayer Education Inc. (a)	2,720	117,232
Sturm, Ruger & Company Inc.	4,500	258,525
Superior Industries International Inc.	5,941	108,780
Superior Uniform Group Inc.	1,800	29,772
Systemax Inc. (a)	2,500	21,600
Taylor Morrison Home Corp. Class A (a)	7,900	160,844
Tenneco Inc. (a)	14,913	856,603
Texas Roadhouse Inc. Class A	17,004	636,460
Tile Shop Holdings Inc., The (a)	6,900	97,911
Tilly’s Inc. Class A (a)	2,300	22,241
Time Inc.	26,600	612,066
Tower International Inc. (a)	5,095	132,725
Townsquare Media Inc. (a)	1,400	19,012
Travelport Worldwide Ltd.	25,610	352,906
Tri Pointe Homes Inc. (a)	39,330	601,749
Tribune Publishing Co.	6,400	99,456
Tuesday Morning Corp. (a)	10,689	120,412
Tumi Holdings Inc. (a)	13,638	279,852
Unifi Inc. (a)	3,500	117,250
Universal Electronics Inc. (a)	3,870	192,881
Universal Technical Institute Inc.	5,681	48,857
Vail Resorts Inc.	8,826	963,799
Vera Bradley Inc. (a)	5,547	62,515
Vince Holding Corp. (a)	3,827	45,847
Vitamin Shoppe Inc. (a)	7,223	269,201
VOXX International Corp. (a)	4,804	39,777
Wayfair Inc. Class A (a)	4,867	183,194
WCI Communities Inc. (a)	3,793	92,511
Weight Watchers International Inc. (a)	6,800	32,980
West Marine Inc. (a)	4,800	46,272

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Weyco Group Inc.	1,700	$50,694
William Lyon Homes Class A (a)	4,800	123,216
Wingstop Inc. (a)	39	1,108
Winmark Corp.	575	56,638
Winnebago Industries Inc.	6,719	158,501
Wolverine World Wide Inc.	25,030	712,854
World Wrestling Entertainment Inc.	7,479	123,404
Zagg Inc. (a)	7,200	57,024
Zoe’s Kitchen Inc. (a)	4,700	192,418
Zulily Inc. Class A (a)	15,900	207,336
Zumiez Inc. (a)	5,266	140,234

		66,816,107

Consumer Staples (3.00%)
Alico Inc.	885	40,146
Andersons Inc., The	6,810	265,590
Arcadia Biosciences Inc. (a)	1,900	12,103
B&G Foods Inc. Class A	14,093	402,073
Boston Beer Co. Inc. (a)	2,180	505,738
Boulder Brands Inc. (a)	13,200	91,608
Calavo Growers Inc.	3,604	187,156
Cal-Maine Foods Inc.	7,600	396,720
Casey’s General Stores Inc.	9,400	899,956
Castle Brands Inc. (a)	16,200	22,518
Central Garden & Pet Co. Class A (a)	10,673	121,779
Chefs’ Warehouse Inc., The (a)	4,800	101,952
Coca-Cola Bottling Co. Consolidated	1,155	174,486
Craft Brew Alliance Inc. (a)	2,569	28,413
Darling Ingredients Inc. (a)	40,094	587,778
Dean Foods Co.	23,100	373,527
Diamond Foods Inc. (a)	6,400	200,832
Elizabeth Arden Inc. (a)	6,403	91,307
Fairway Group Holdings Corp. (a)	3,894	13,863
Farmer Brothers Co. (a)	1,731	40,678
Fresh Del Monte Produce Inc.	8,100	313,146
Fresh Market Inc., The (a)	10,600	340,684
Freshpet Inc. (a)	4,999	92,981
HRG Group Inc. (a)	19,086	248,118
Ingles Markets Inc. Class A	3,305	157,880
Inter Parfums Inc.	4,216	143,049
Inventure Foods Inc. (a)	4,200	42,630
J&J Snack Foods Corp.	3,642	403,060
John B. Sanfilippo & Son Inc.	2,000	103,800
Lancaster Colony Corp.	4,514	410,097
Landec Corp. (a)	6,700	96,681
Lifeway Foods Inc. (a)	1,100	21,109
Limoneira Co.	2,967	65,956
Medifast Inc. (a)	2,619	84,646
MGP Ingredients Inc.	2,600	43,732
National Beverage Corp. (a)	2,580	58,024
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	54,213
Natural Health Trends Corp.	1,900	78,774
Nature’s Sunshine Products Inc.	2,767	38,046
Nutraceutical International Corp. (a)	2,000	49,480
Oil-Dri Corporation of America	1,200	36,456

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Omega Protein Corp. (a)	5,580	$76,725
Orchids Paper Products Co.	2,000	48,140
Post Holdings Inc. (a)	13,283	716,352
PriceSmart Inc.	4,700	428,828
Revlon Inc. Class A (a)	2,700	99,117
Sanderson Farms Inc.	5,445	409,246
Seaboard Corp. (a)	64	230,336
Seneca Foods Corp. Class A (a)	2,101	58,345
Smart & Final Stores Inc. (a)	5,867	104,843
Snyder’s-Lance Inc.	11,742	378,914
SpartanNash Co.	9,266	301,516
SUPERVALU Inc. (a)	63,500	513,715
Synutra International Inc. (a)	4,500	32,175
Tootsie Roll Industries Inc.	4,313	139,353
TreeHouse Foods Inc. (a)	10,366	839,957
United Natural Foods Inc. (a)	12,146	773,457
Universal Corp.	5,505	315,547
USANA Health Sciences Inc. (a)	1,327	181,348
Vector Group Ltd.	19,996	469,106
Village Super Market Inc. Class A	1,928	61,098
WD-40 Co.	3,562	310,464
Weis Markets Inc.	2,796	117,851

		14,047,218

Energy (3.80%)
Abraxas Petroleum Corp. (a)	23,168	68,344
Adams Resources & Energy Inc.	500	22,300
Alon USA Energy Inc.	7,600	143,640
Approach Resources Inc. (a)	7,992	54,745
Ardmore Shipping Corp.	4,500	54,495
Atwood Oceanics Inc.	15,700	415,108
Basic Energy Services Inc. (a)	10,300	77,765
Bill Barrett Corp. (a)	12,674	108,870
Bonanza Creek Energy Inc. (a)	12,039	219,712
Bristow Group Inc.	8,423	448,946
C&J Energy Services Ltd. (a)	13,629	179,903
Callon Petroleum Co. (a)	15,994	133,070
CARBO Ceramics Inc.	4,600	191,498
Carrizo Oil & Gas Inc. (a)	12,437	612,398
Clayton Williams Energy Inc. (a)	1,449	95,272
Clean Energy Fuels Corp. (a)	17,555	98,659
Cloud Peak Energy Inc. (a)	15,284	71,223
Contango Oil & Gas Co. (a)	4,249	52,135
Delek US Holdings Inc.	13,900	511,798
DHT Holdings Inc.	21,900	170,163
Dorian LPG Ltd. (a)	6,100	101,748
Earthstone Energy Inc. (a)	600	11,718
Eclipse Resources Corp. (a)	11,600	61,016
Energy Fuels, Inc. (a)	10,500	46,725
Energy XXI Ltd.	23,353	61,418
Era Group Inc. (a)	5,000	102,400
Erin Energy Corp. (a)	3,300	12,903
Evolution Petroleum Corp.	6,708	44,206
EXCO Resources Inc.	37,550	44,309
Exterran Holdings Inc.	16,845	549,989
FMSA Holdings Inc. (a)	15,558	127,420
Forum Energy Technologies Inc. (a)	14,257	289,132

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Frontline Ltd. (a)	26,166	$63,845
GasLog Ltd.	9,809	195,690
Gastar Exploration Inc. (a)	21,162	65,391
Gener8 Maritime Inc. (a)	3,476	47,378
Geospace Technologies Corp. (a)	3,300	76,065
Green Plains Inc.	9,100	250,705
GulfMark Offshore Inc. Class A	5,899	68,428
Halcon Resources Corp. (a)	88,995	103,234
Hallador Energy Co.	2,837	23,661
Helix Energy Solutions Group Inc. (a)	25,620	323,581
Hornbeck Offshore Services Inc. (a)	7,734	158,779
Independence Contract Drilling Inc. (a)	4,054	35,959
ION Geophysical Corp. (a)	32,713	35,003
Isramco Inc. (a)	222	30,640
Jones Energy Inc. Class A (a)	6,959	62,979
Key Energy Services Inc. (a)	32,505	58,509
Magnum Hunter Resources Corp. (a)	49,079	91,778
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	17,738	443,450
Matrix Service Co. (a)	6,200	113,336
McDermott International Inc. (a)	57,900	309,186
Natural Gas Services Group (a)	3,100	70,742
Navios Maritime Acquisition Corp.	20,400	73,236
Newpark Resources Inc. (a)	20,957	170,380
Nordic American Offshore Ltd.	4,600	37,444
Nordic American Tankers Ltd.	21,654	308,136
North Atlantic Drilling Ltd.	17,291	20,576
Northern Oil and Gas Inc. (a)	15,095	102,193
Oasis Petroleum Inc. (a)	33,800	535,730
Oil States International Inc. (a)	12,500	465,375
Pacific Ethanol Inc. (a)	6,000	61,920
Panhandle Oil & Gas Inc.	4,126	85,367
Par Petroleum Corp. (a)	3,900	73,008
Parker Drilling Co. (a)	29,921	99,338
Parsley Energy Inc. Class A (a)	20,225	352,320
PDC Energy Inc. (a)	9,680	519,235
Peabody Energy Corp.	67,300	147,387
Penn Virginia Corp. (a)	16,156	70,763
PHI Inc. (a)	3,200	96,064
Pioneer Energy Services Corp. (a)	15,464	98,042
Renewable Energy Group Inc. (a)	10,600	122,536
REX American Resources Corp. (a)	1,511	96,160
Rex Energy Corp. (a)	12,400	69,316
RigNet Inc. (a)	2,900	88,653
Ring Energy Inc. (a)	5,300	59,307
Rosetta Resources Inc. (a)	18,477	427,558
RSP Permian Inc. (a)	13,290	373,582
Sanchez Energy Corp. (a)	12,950	126,910
SandRidge Energy Inc. (a)	104,800	91,910
Scorpio Tankers Inc.	43,417	438,078
SEACOR Holdings Inc. (a)	4,451	315,754
SemGroup Corp. Class A	10,664	847,575
Seventy Seven Energy Inc. (a)	13,600	58,344
Ship Finance International Ltd.	14,485	236,395
Solazyme Inc. (a)	18,746	58,862
Stone Energy Corp. (a)	14,185	178,589

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Synergy Resources Corp. (a)	25,266	$288,790
Teekay Tankers Ltd. Class A	20,059	132,590
Tesco Corp.	9,623	104,891
TETRA Technologies Inc. (a)	20,000	127,600
Tidewater Inc.	11,400	259,122
TransAtlantic Petroleum Ltd. (a)	5,600	28,616
Triangle Petroleum Corp. (a)	11,242	56,435
Ultra Petroleum Corp. (a)	37,200	465,744
Unit Corp. (a)	12,200	330,864
Uranium Energy Corp. (a)	22,200	35,298
US Silica Holdings Inc.	13,000	381,680
W&T Offshore Inc.	8,600	47,128
Western Refining Inc.	17,279	753,710
Westmoreland Coal Co. (a)	4,292	89,188

		17,819,066

Financials (23.75%)
1st Source Corp.	3,527	120,343
Acadia Realty Trust	16,608	483,459
Access National Corp.	1,700	33,048
AG Mortgage Investment Trust Inc.	6,856	118,472
Agree Realty Corp.	4,393	128,144
Alexander & Baldwin Inc.	11,800	464,920
Alexander’s Inc.	548	224,680
Altisource Asset Management Corp. (a)	239	34,485
Altisource Portfolio Solutions SA (a)	3,324	102,346
Altisource Residential Corp.	13,762	231,890
Ambac Financial Group Inc. (a)	10,800	179,712
American Assets Trust Inc.	8,947	350,812
American Capital Mortgage Investment Corp.	12,695	202,993
American Equity Investment Life Holding Co.	18,742	505,659
American National Bankshares Inc.	2,000	47,620
American Residential Properties Inc. (a)	7,927	146,650
Ameris Bancorp	7,578	191,648
Amerisafe Inc.	4,700	221,182
Ames National Corp.	2,200	55,220
Anchor BanCorp Wisconsin Inc. (a)	1,951	74,099
Anworth Mortgage Asset Corp.	25,956	127,963
Apollo Commercial Real Estate Finance Inc.	13,905	228,459
Apollo Residential Mortgage Inc.	7,888	115,875
Ares Commercial Real Estate Corp.	6,110	69,593
Argo Group International Holdings Ltd.	6,797	378,593
Arlington Asset Investment Corp. Class A	5,431	106,230
Armada Hoffler Properties Inc.	6,300	62,937
Armour Residential REIT Inc.	84,439	237,274
Arrow Financial Corp.	2,870	77,576
Ashford Hospitality Prime Inc.	5,476	82,250
Ashford Hospitality Trust Inc.	19,813	167,618
Ashford Inc. (a)	199	17,367
Associated Estates Realty Corp.	13,878	397,327
Astoria Financial Corp.	22,100	304,759

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Atlas Financial Holdings Inc. (a)	2,800	$55,524
AV Homes Inc. (a)	2,948	42,363
Baldwin & Lyons Inc.	2,311	53,199
Banc of California Inc.	9,098	125,098
BancFirst Corp.	1,848	120,952
Banco Latinoamericano de Comercio Exterior SA	7,400	238,132
Bancorp Inc., The (a)	8,172	75,836
BancorpSouth Inc.	23,361	601,779
Bank Mutual Corp.	11,919	91,419
Bank of Marin Bancorp	1,400	71,218
Bank of the Ozarks Inc.	18,906	864,950
BankFinancial Corp.	4,403	51,867
Banner Corp.	4,965	237,972
Bar Harbor Bankshares	1,400	49,602
BBCN Bancorp Inc.	19,632	290,357
BBX Capital Corp. Class A (a)	600	9,744
Bear State Financial Inc. (a)	3,100	28,954
Beneficial Bancorp Inc. (a)	20,068	250,649
Berkshire Hills Bancorp Inc.	7,159	203,888
BGC Partners Inc. Class A	44,456	388,990
Blue Hills Bancorp Inc. (a)	7,100	99,400
Bluerock Residential Growth REIT Inc.	4,600	58,236
BNC Bancorp	5,900	114,047
BofI Holding Inc. (a)	3,771	398,632
Boston Private Financial Holdings Inc.	20,151	270,225
Bridge Bancorp Inc.	2,985	79,670
Bridge Capital Holdings (a)	2,597	77,391
Brookline Bancorp Inc.	16,892	190,711
Bryn Mawr Bank Corp.	4,460	134,514
BSB Bancorp Inc. (a)	1,900	42,009
C1 Financial Inc. (a)	1,500	29,070
Calamos Asset Management Inc. Class A	4,179	51,193
Camden National Corp.	1,700	65,790
Campus Crest Communities Inc.	16,178	89,626
Capital Bank Financial Corp. Class A (a)	5,335	155,088
Capital City Bank Group Inc.	2,998	45,779
Capitol Federal Financial Inc.	34,400	414,176
Capstead Mortgage Corp.	22,859	253,735
Cardinal Financial Corp.	7,800	169,962
CareTrust REIT Inc.	7,955	100,790
Cascade Bancorp (a)	7,343	38,037
Cash America International Inc.	6,580	172,330
CatchMark Timber Trust Inc. Class A	9,594	111,003
Cathay General Bancorp	19,446	631,023
Cedar Realty Trust Inc.	19,775	126,560
Centerstate Banks Inc.	11,024	148,934
Central Pacific Financial Corp.	5,594	132,858
Century Bancorp Inc. Class A	809	32,894
Chambers Street Properties	57,698	458,699
Charter Financial Corp.	4,262	52,891
Chatham Lodging Trust	9,153	242,280
Chemical Financial Corp.	8,156	269,637
Chesapeake Lodging Trust	14,517	442,478
CIFC Corp.	1,677	13,299

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Citizens & Northern Corp.	3,100	$63,705
Citizens Inc. (a)	12,300	91,758
City Holding Co.	3,668	180,649
Clifton Bancorp Inc.	6,578	92,026
CNB Financial Corp.	3,800	69,920
CNO Financial Group Inc.	47,837	877,809
CoBiz Financial Inc.	8,374	109,448
Cohen & Steers Inc.	4,902	167,060
Colony Capital Inc. Class A	26,957	610,576
Columbia Banking System Inc.	13,979	454,877
Community Bank System Inc.	9,760	368,635
Community Trust Bancorp Inc.	3,835	133,726
CommunityOne Bancorp (a)	2,500	26,925
ConnectOne Bancorp Inc.	7,282	156,781
Consolidated-Tomoka Land Co.	1,042	60,061
CorEnergy Infrastructure Trust Inc.	11,666	73,729
Coresite Realty Corp.	5,954	270,550
Cousins Properties Inc.	52,651	546,517
Cowen Group Inc. Class A (a)	26,579	170,106
Crawford & Co. Class B	6,776	57,122
CU Bancorp (a)	4,100	90,856
CubeSmart	40,538	938,860
Customers Bancorp Inc. (a)	6,300	169,407
CVB Financial Corp.	25,480	448,703
CyrusOne Inc.	12,942	381,142
CYS Investments Inc.	38,629	298,602
DCT Industrial Trust Inc.	21,596	678,978
Diamond Hill Investment Group	700	139,762
DiamondRock Hospitality Co.	49,151	629,624
Dime Community Bancshares	7,569	128,219
Donegal Group Inc.	1,869	28,465
DuPont Fabros Technology Inc.	15,340	451,763
Dynex Capital Inc.	13,301	101,354
Eagle Bancorp Inc. (a)	7,297	320,776
Easterly Government Properties Inc.	3,451	54,940
EastGroup Properties Inc.	7,938	446,354
Education Realty Trust Inc.	11,793	369,828
eHealth Inc. (a)	4,584	58,171
EMC Insurance Group Inc.	1,922	48,172
Employers Holdings Inc.	7,500	170,850
Encore Capital Group Inc. (a)	6,200	264,988
Enova International Inc. (a)	6,386	119,290
Enstar Group Ltd. (a)	2,200	340,890
Enterprise Bancorp Inc.	1,937	45,403
Enterprise Financial Services Corp.	4,776	108,750
EPR Properties	13,895	761,168
Equity One Inc.	17,887	417,483
Essent Group Ltd. (a)	13,551	370,620
EverBank Financial Corp.	23,681	465,332
Evercore Partners Inc. Class A	8,400	453,264
Excel Trust Inc.	15,757	248,488
EZCORP Inc. Class A (a)	12,700	94,361
F.N.B. Corp.	42,501	608,614
Farmers Capital Bank Corp. (a)	1,800	51,174
FBL Financial Group Inc. Class A	2,398	138,413
FCB Financial Holdings Inc. Class A (a)	6,800	216,240

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Federal Agricultural Mortgage Corp. Class C	2,704	$78,578
Federated National Holding Co.	3,500	84,700
FelCor Lodging Trust Inc.	34,729	343,123
Fidelity & Guaranty Life	2,936	69,378
Fidelity Southern Corp.	3,849	67,127
Fifth Street Asset Management Inc.	1,502	15,441
Financial Engines Inc.	12,614	535,843
Financial Institutions Inc.	3,400	84,456
First American Financial Corp.	26,267	977,395
First BanCorp (a)	28,100	135,442
First Bancorp (North Carolina)	4,903	81,782
First Bancorp Inc.	2,362	45,917
First Busey Corp.	17,879	117,465
First Business Financial Services Inc.	1,000	46,880
First Cash Financial Services Inc. (a)	6,814	310,650
First Citizens BancShares Inc. Class A	1,902	500,302
First Commonwealth Financial Corp.	21,534	206,511
First Community Bancshares Inc.	3,723	67,833
First Connecticut Bancorp Inc.	3,694	58,624
First Defiance Financial Corp.	2,094	78,588
First Financial Bancorp	15,042	269,853
First Financial Bankshares Inc.	15,604	540,523
First Financial Corp. Indiana	2,799	100,092
First Industrial Realty Trust Inc.	26,898	503,800
First Interstate BancSystem Inc.	4,757	131,959
First Merchants Corp.	9,171	226,524
First Midwest Bancorp Inc.	19,151	363,294
First NBC Bank Holding Co. (a)	3,700	133,200
First of Long Island Corp., The	3,150	87,318
First Potomac Realty Trust	14,572	150,092
FirstMerit Corp.	40,197	837,304
Flagstar Bancorp Inc. (a)	4,900	90,552
Flushing Financial Corp.	7,092	149,003
FNFV Group (a)	19,500	299,910
Forestar Group Inc. (a)	7,900	103,964
Fox Chase Bancorp	2,983	50,472
Franklin Financial Network Inc. (a)	1,300	29,822
Franklin Street Properties Corp.	21,644	244,794
FRP Holdings Inc. (a)	1,800	58,374
Fulton Financial Corp.	42,900	560,274
Gain Capital Holdings Inc.	7,800	74,568
GAMCO Investors Inc.	1,600	109,936
Geo Group Inc., The	18,152	620,072
German American Bancorp Inc.	3,100	91,295
Getty Realty Corp.	6,394	104,606
Glacier Bancorp Inc.	18,448	542,740
Gladstone Commercial Corp.	4,738	78,461
Global Indemnity PLC (a)	1,918	53,857
Government Properties
Income Trust	17,320	321,286
Gramercy Property Trust Inc.	13,824	323,067
Great Ajax Corp.	1,100	15,598
Great Southern Bancorp Inc.	2,513	105,898
Great Western Bancorp Inc.	10,006	241,245
Green Bancorp Inc. (a)	2,500	38,400

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Green Dot Corp. Class A (a)	11,100	$212,232
Greenhill & Co. Inc.	7,000	289,310
Greenlight Capital Re Ltd. Class A (a)	7,103	207,195
Guaranty Bancorp	3,860	63,729
Hallmark Financial Services Inc. (a)	3,700	42,106
Hampton Roads Bankshares Inc. (a)	8,300	17,264
Hancock Holding Co.	18,877	602,365
Hanmi Financial Corp.	7,852	195,044
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,133	163,067
Hatteras Financial Corp.	23,800	387,940
HCI Group Inc.	2,100	92,841
Healthcare Realty Trust Inc.	24,191	562,683
Heartland Financial USA Inc.	4,343	161,646
Heritage Commerce Corp.	5,133	49,328
Heritage Financial Corp.	7,557	135,044
Heritage Financial Group Inc.	2,300	69,414
Heritage Insurance Holdings Inc. (a)	6,000	137,940
Heritage Oaks Bancorp	5,100	40,137
Hersha Hospitality Trust	11,885	304,725
HFF Inc. Class A	9,210	384,333
Highwoods Properties Inc.	22,946	916,693
Hilltop Holdings Inc. (a)	18,725	451,085
Hingham Institution for Savings	300	34,533
Home Bancshares Inc.	13,926	509,135
HomeStreet Inc. (a)	5,571	127,130
HomeTrust Bancshares Inc. (a)	4,639	77,750
Horace Mann Educators Corp.	10,002	363,873
Horizon Bancorp	2,100	52,416
Hudson Pacific Properties Inc.	18,139	514,603
Hudson Valley Holding Corp.	3,652	103,023
IBERIABANK Corp.	9,312	635,358
Impac Mortgage Holdings Inc. (a)	2,100	40,194
Independence Holding Co.	1,974	26,037
Independence Realty Trust Inc.	5,800	43,674
Independent Bank Corp.	6,385	299,393
Independent Bank Corp. (Michigan)	5,700	77,292
Independent Bank Group Inc.	2,300	98,670
Infinity Property & Casualty Corp.	2,686	203,706
InfraREIT Inc. (a)	5,352	151,783
Inland Real Estate Corp.	21,017	197,980
International Bancshares Corp.	13,089	351,701
INTL FCStone Inc. (a)	3,627	120,561
Invesco Mortgage Capital	30,021	429,901
Investment Technology Group Inc.	8,312	206,138
Investors Bancorp Inc.	84,803	1,043,077
Investors Real Estate Trust	29,635	211,594
iStar Financial Inc. (a)	20,800	277,056
James River Group Holdings Ltd.	2,751	71,168
Janus Capital Group Inc.	35,600	609,472
JG Wentworth Co. Class A (a)	3,087	28,400
Kansas City Life Insurance Co.	757	34,602
KCG Holdings Inc. Class A (a)	10,619	130,932
Kearny Financial Corp. (a)	22,746	253,845
Kemper Corp.	10,586	408,090
Kennedy-Wilson Holdings Inc.	22,536	554,160
Kite Realty Group Trust	20,257	495,689

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ladder Capital Corp.	9,609	$166,716
Ladenburg Thalmann Financial Services Inc. (a)	25,430	89,005
Lakeland Bancorp Inc.	9,122	108,461
Lakeland Financial Corp.	3,932	170,531
LaSalle Hotel Properties	27,455	973,554
LegacyTexas Financial Group Inc.	11,580	349,716
LendingTree Inc. (a)	1,300	102,193
Lexington Realty Trust	49,906	423,203
LTC Properties Inc.	8,703	362,045
Mack-Cali Realty Corp.	21,700	399,931
Maiden Holdings Ltd.	11,900	187,782
MainSource Financial Group Inc.	5,161	113,284
Marcus & Millichap Inc. (a)	3,300	152,262
MarketAxess Holdings Inc.	9,051	839,661
Marlin Business Services Corp.	2,159	36,444
MB Financial Inc.	18,277	629,460
MBIA Inc. (a)	37,800	227,178
Meadowbrook Insurance Group Inc.	11,562	99,433
Medical Properties Trust Inc.	50,800	665,988
Medley Management Inc. Class A	1,502	17,784
Mercantile Bank Corp.	4,257	91,142
Merchants Bancshares Inc.	1,308	43,256
Meridian Bancorp Inc. (a)	13,305	178,420
Meta Financial Group Inc.	1,700	72,964
Metro Bancorp Inc.	2,800	73,192
MGIC Investment Corp. (a)	82,451	938,292
MidWestOne Financial Group Inc.	2,100	69,132
Moelis & Co.	4,227	121,357
Monmouth Real Estate Investment Corp. Class A	13,950	135,594
Monogram Residential Trust Inc.	40,519	365,481
Montpelier Re Holdings Ltd.	8,855	349,772
National Bank Holdings Corp. Class A	8,698	181,179
National Bankshares Inc.	1,700	49,742
National Commerce Corp. (a)	1,400	36,120
National General Holdings Corp.	8,800	183,304
National Health Investors Inc.	9,184	572,163
National Interstate Corp.	1,913	52,263
National Penn Bancshares Inc.	34,136	385,054
National Storage Affiliates Trust	5,600	69,440
National Western Life Insurance Co.	575	137,707
Nationstar Mortgage Holdings Inc. (a)	9,500	159,600
Navigators Group Inc., The (a)	2,572	199,484
NBT Bancorp Inc.	10,797	282,557
Nelnet Inc. Class A	5,800	251,198
New Residential Investment Corp.	48,348	736,824
New Senior Investment Group Inc.	16,104	215,310
New York Mortgage Trust Inc.	26,309	196,791
New York REIT Inc.	38,849	386,548
NewBridge Bancorp	8,300	74,119
NewStar Financial Inc. (a)	5,732	63,052
NexPoint Residential Trust Inc.	4,600	61,778
NMI Holdings Inc. Class A (a)	12,500	100,250
Northfield Bancorp Inc.	11,599	174,565
Northwest Bancshares Inc.	23,026	295,193
OceanFirst Financial Corp.	3,300	61,545

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ocwen Financial Corp. (a)	26,100	$266,220
OFG Bancorp	10,566	112,739
Old National Bancorp	28,341	409,811
Old Second Bancorp Inc. (a)	7,100	46,860
OM Asset Management PLC	6,066	107,914
On Deck Capital Inc. (a)	2,876	33,304
One Liberty Properties Inc.	3,247	69,096
OneBeacon Insurance Group Ltd. Class A	5,435	78,862
Oppenheimer Holdings Inc. Class A	2,680	70,430
Opus Bank	2,500	90,450
Orchid Island Capital Inc.	4,500	50,445
Oritani Financial Corp.	10,705	171,815
Pacific Continental Corp.	4,600	62,238
Pacific Premier Bancorp Inc. (a)	5,300	89,888
Palmetto Bancshares Inc.	1,100	21,747
Park National Corp.	3,170	276,963
Park Sterling Corp.	11,254	81,029
Parkway Properties Inc.	20,593	359,142
Patriot National Inc. (a)	2,256	36,096
Peapack-Gladstone Financial Corp.	3,712	82,481
Pebblebrook Hotel Trust	17,480	749,542
Penns Woods Bancorp Inc.	1,257	55,421
Pennsylvania Real Estate Investment Trust	16,738	357,189
PennyMac Financial Services Inc. Class A (a)	3,214	58,238
PennyMac Mortgage Investment Trust	17,859	311,282
Peoples Bancorp Inc.	4,413	102,999
Peoples Financial Services Corp.	1,900	75,259
PHH Corp. (a)	12,027	313,063
Physicians Realty Trust	16,730	256,973
PICO Holdings Inc. (a)	5,707	84,007
Pinnacle Financial Partners Inc.	8,697	472,856
Piper Jaffray Companies Inc. (a)	3,777	164,828
Potlatch Corp.	9,765	344,900
PRA Group Inc. (a)	11,713	729,837
Preferred Apartment Communities Inc. Class A	5,400	53,730
Preferred Bank	3,000	90,150
Primerica Inc.	12,418	567,378
PrivateBancorp Inc.	19,104	760,721
Prosperity Bancshares Inc.	17,039	983,832
Provident Financial Services Inc.	15,918	302,283
PS Business Parks Inc.	4,682	337,806
Pzena Investment Management Inc. Class A	2,486	27,470
QCR Holdings Inc.	2,800	60,928
QTS Realty Trust Inc. Class A	5,796	211,264
Radian Group Inc.	46,448	871,364
RAIT Financial Trust	20,694	126,440
Ramco-Gershenson Properties Trust	19,074	311,288
RCS Capital Corp. Class A	11,935	91,422
RE/MAX Holdings Inc. Class A	2,926	103,902
Redwood Trust Inc.	20,354	319,558
Regional Management Corp. (a)	2,600	46,436
Renasant Corp.	7,465	243,359
Republic Bancorp Inc. Class A	2,619	67,308

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Resource America Inc. Class A	3,795	$31,916
Resource Capital Corp.	33,324	128,964
Retail Opportunity Investments Corp.	22,939	358,307
Rexford Industrial Realty Inc.	13,575	197,924
RLI Corp.	10,476	538,362
RLJ Lodging Trust	32,173	958,112
Rouse Properties Inc.	9,203	150,469
Ryman Hospitality Properties Inc.	10,556	560,629
S&T Bancorp Inc.	8,584	254,001
Sabra Health Care REIT Inc.	14,345	369,240
Safeguard Scientifics Inc. (a)	5,216	101,503
Safety Insurance Group Inc.	3,664	211,449
Sandy Spring Bancorp Inc.	5,994	167,712
Saul Centers Inc.	2,448	120,417
Seacoast Banking Corporation of Florida (a)	5,720	90,376
Select Income REIT	15,179	313,295
Selective Insurance Group Inc.	13,911	390,204
ServisFirst Bancshares Inc.	5,400	202,878
Sierra Bancorp	2,600	45,006
Silver Bay Realty Trust Corp.	8,818	143,645
Simmons First National Corp.	7,213	336,703
South State Corp.	5,911	449,177
Southside Bancshares Inc.	6,214	181,635
Southwest Bancorp Inc.	4,455	82,908
Sovran Self Storage Inc.	8,692	755,422
Square 1 Financial Inc. Class A (a)	4,100	112,135
St. Joe Co., The (a)	16,100	250,033
STAG Industrial Inc.	15,768	315,360
Starwood Waypoint Residential Trust	9,200	218,592
State Auto Financial Corp.	3,558	85,214
State Bank Financial Corp.	8,785	190,634
State National Companies Inc.	7,651	82,860
Sterling Bancorp	21,914	322,136
Stewart Information Services Corp.	5,591	222,522
Stifel Financial Corp. (a)	16,548	955,482
Stock Yards Bancorp Inc.	3,567	134,797
Stonegate Bank	2,500	74,175
Stonegate Mortgage Corp. (a)	3,500	35,245
Store Capital Corp.	7,917	159,132
Strategic Hotels & Resorts Inc. (a)	66,936	811,264
Suffolk Bancorp	2,923	75,004
Summit Hotel Properties Inc.	21,218	276,046
Sun Bancorp Inc. (a)	2,440	46,970
Sun Communities Inc.	11,350	701,770
Sunstone Hotel Investors Inc.	50,694	760,917
Susquehanna Bancshares Inc.	44,471	627,931
Symetra Financial Corp.	18,097	437,404
Talmer Bancorp Inc. Class A	13,269	222,256
Tejon Ranch Co. (a)	3,236	83,198
Terreno Realty Corp.	10,132	199,600
Territorial Bancorp Inc.	2,085	50,582
Texas Capital Bancshares Inc. (a)	11,141	693,416
Third Point Reinsurance Ltd. (a)	20,496	302,316
Tiptree Financial Inc. Class A	7,200	52,200
Tompkins Financial Corp.	3,546	190,491
TowneBank	11,064	180,233

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Trade Street Residential Inc.	4,600	$30,636
Trico Bancshares	5,650	135,882
Tristate Capital Holdings Inc. (a)	5,500	71,115
Triumph Bancorp Inc. (a)	3,529	46,406
Trustco Bank Corp. NY	23,377	164,340
Trustmark Corp.	16,401	409,697
UMB Financial Corp.	9,557	544,940
UMH Properties Inc.	5,184	50,803
Umpqua Holdings Corp.	53,538	963,149
Union Bankshares Corp.	10,914	253,641
United Bankshares Inc.	16,833	677,192
United Community Banks Inc.	12,343	257,598
United Community Financial Corp.	10,800	57,780
United Development Funding IV	7,435	129,964
United Financial Bancorp Inc.	11,927	160,418
United Fire Group Inc.	4,892	160,262
United Insurance Holdings Corp.	4,100	63,714
Universal Health Realty Income Trust	3,005	139,612
Universal Insurance Holdings Inc.	7,700	186,340
Univest Corp. of Pennsylvania	4,799	97,708
Urban Edge Properties	21,600	449,064
Urstadt Biddle Properties Inc.	6,723	125,586
Valley National Bancorp	56,620	583,752
Virtu Financial Inc. Class A (a)	4,581	107,562
Virtus Investment Partners Inc.	1,637	216,493
Walker & Dunlop Inc. (a)	6,429	171,911
Walter Investment Management Corp. (a)	9,308	212,874
Washington Federal Inc.	23,079	538,895
Washington Real Estate
Investment Trust	16,490	427,916
Washington Trust Bancorp Inc.	3,556	140,391
Waterstone Financial Inc.	7,484	98,789
Webster Financial Corp.	22,049	872,038
WesBanco Inc.	9,317	316,964
West Bancorporation	3,700	73,408
Westamerica Bancorporation	6,192	313,625
Western Alliance Bancorp (a)	18,800	634,688
Western Asset Mortgage Capital Corp.	10,124	149,531
Westwood Holdings Group Inc.	1,771	105,498
Whitestone REIT	5,529	71,988
Wilshire Bancorp Inc.	17,470	220,646
Wintrust Financial Corp.	11,488	613,229
WisdomTree Investments Inc.	27,656	607,464
World Acceptance Corp. (a)	1,881	115,700
WSFS Financial Corp.	6,705	183,382
Xenia Hotels & Resorts Inc.	27,118	589,545
Yadkin Financial Corp. (a)	6,125	128,319
ZAIS Group Holdings Inc. (a)	1,100	11,990

		111,267,388

Health Care (15.76%)
AAC Holdings Inc. (a)	1,939	84,463
Abaxis Inc.	5,521	284,220
Abeona Therapeutics Inc. (a)	2,500	12,650
Abiomed Inc. (a)	10,201	670,512

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ACADIA Pharmaceuticals Inc. (a)	19,310	$808,703
Accelerate Diagnostics Inc. (a)	5,242	135,296
Acceleron Pharma Inc. (a)	5,217	165,066
Accuray Inc. (a)	19,494	131,390
Aceto Corp.	6,964	171,523
Achillion Pharmaceuticals Inc. (a)	28,502	252,528
Acorda Therapeutics Inc. (a)	10,269	342,266
Adamas Pharmaceuticals Inc. (a)	2,537	66,520
Addus HomeCare Corp. (a)	1,400	39,004
Adeptus Health Inc. Class A (a)	1,449	137,641
Aduro Biotech Inc. (a)	2,000	60,660
Advaxis Inc. (a)	7,400	150,442
Aegerion Pharmaceuticals Inc. (a)	6,067	115,091
Aerie Pharmaceuticals Inc. (a)	5,000	88,250
Affimed Therapeutics B.V. (a)	3,700	49,839
Affymetrix Inc. (a)	18,700	204,204
Agenus Inc. (a)	18,600	160,518
Agile Therapeutics Inc. (a)	2,500	21,475
Air Methods Corp. (a)	9,500	392,730
Akebia Therapeutics Inc. (a)	5,890	60,608
Albany Molecular Research Inc. (a)	5,800	117,276
Alder Biopharmaceuticals Inc. (a)	5,042	267,075
Alimera Sciences Inc. (a)	8,185	37,733
Alliance HealthCare Services Inc. (a)	1,200	22,428
Almost Family Inc. (a)	1,700	67,847
AMAG Pharmaceuticals Inc. (a)	7,435	513,461
Amedisys Inc. (a)	6,988	277,633
Amicus Therapeutics Inc. (a)	23,400	331,110
AMN Healthcare Services Inc. (a)	11,488	362,906
Amphastar Pharmaceuticals Inc. (a)	7,700	135,366
Amsurg Corp. (a)	11,736	820,933
Anacor Pharmaceuticals Inc. (a)	9,917	767,873
Analogic Corp.	3,006	237,173
Angiodynamics Inc. (a)	6,300	103,320
ANI Pharmaceuticals Inc. (a)	1,900	117,895
Anika Therapeutics Inc. (a)	3,600	118,908
Antares Pharma Inc. (a)	37,377	77,744
Anthera Pharmaceuticals Inc. (a)	8,700	74,994
Applied Genetic Technologies Corp. (a)	2,100	32,214
Aratana Therapeutics Inc. (a)	7,296	110,316
Ardelyx Inc. (a)	2,849	45,499
Arena Pharmaceuticals Inc. (a)	57,662	267,552
ARIAD Pharmaceuticals Inc. (a)	40,700	336,589
Array Biopharma Inc. (a)	34,936	251,889
Arrowhead Research Corp. (a)	13,689	97,876
Assembly Biosciences Inc. (a)	3,500	67,410
Asterias Biotherapeutics (a)	2,700	12,420
Atara Biotherapeutics Inc. (a)	3,539	186,718
AtriCure Inc. (a)	6,798	167,503
Atrion Corp.	300	117,693
aTyr Pharma Inc. (a)	1,500	27,780
Avalanche Biotechnologies Inc. (a)	4,700	76,328
Bellicum Pharmaceutical Inc. (a)	2,114	44,965
BioCryst Pharmaceuticals Inc. (a)	17,300	258,289
BioDelivery Sciences International Inc. (a)	11,916	94,851
Bio-Reference Laboratories Inc. (a)	5,986	246,922

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioScrip Inc. (a)	16,954	$61,543
BioScrip Inc. Rights (a) (b)	49	0
BioSpecifics Technologies Corp. (a)	1,200	61,920
BioTelemetry Inc. (a)	6,500	61,295
BioTime Inc. (a)	12,836	46,595
Blueprint Medicines Corp. (a)	2,235	59,205
Calithera Biosciences Inc. (a)	3,303	23,583
Cambrex Corp. (a)	7,481	328,715
Cantel Medical Corp.	8,400	450,828
Capital Senior Living Corp. (a)	7,200	176,400
Cara Therapeutics Inc. (a)	4,029	48,952
Carbylan Therapeutics Inc. (a)	2,900	20,735
Cardiovascular Systems Inc. (a)	7,656	202,501
Castlight Health Inc. Class B (a)	8,153	66,365
Catalent Inc. (a)	20,342	596,631
Catalyst Pharmaceuticals Inc. (a)	18,300	75,579
Celldex Therapeutics Inc. (a)	23,891	602,531
Cellular Biomedicine Group Inc. (a)	2,400	90,024
Cempra Inc. (a)	7,781	267,355
Cepheid Inc. (a)	17,481	1,068,963
Cerus Corp. (a)	23,194	120,377
Chemed Corp.	4,124	540,656
ChemoCentryx Inc. (a)	7,400	60,902
Chimerix Inc. (a)	10,065	465,003
Cidara Therapeutics Inc. (a)	1,100	15,422
Civitas Solutions Inc. (a)	2,929	62,476
Clovis Oncology Inc. (a)	6,056	532,201
Coherus Biosciences Inc. (a)	5,703	164,817
Collegium Pharmaceutical Inc. (a)	1,600	28,544
Computer Programs & Systems Inc.	2,784	148,721
Concert Pharmaceuticals Inc. (a)	3,700	55,093
Conmed Corp.	6,729	392,099
Connecture Inc. (a)	1,600	16,896
Corcept Therapeutics Inc. (a)	14,553	87,464
Corindus Vascular Robotics Inc. (a)	5,400	18,954
Corium International Inc. (a)	2,100	28,749
CorMedix Inc. (a)	7,500	29,100
Corvel Corp. (a)	2,078	66,538
Cross Country Healthcare Inc. (a)	7,389	93,693
CryoLife Inc.	5,832	65,785
CTI BioPharma Corp. (a)	37,544	73,211
Curis Inc. (a)	27,000	89,370
Cutera Inc. (a)	3,500	54,180
Cyberonics Inc. (a)	6,276	373,171
Cynosure Inc. Class A (a)	5,472	211,110
Cytokinetics Inc. (a)	8,504	57,147
CytRx Corp. (a)	13,700	50,964
DepoMed Inc. (a)	14,700	315,462
Dermira Inc. (a)	3,156	55,388
Dicerna Pharmaceuticals Inc. (a)	3,632	50,666
Diplomat Pharmacy Inc. (a)	8,750	391,562
Durect Corp. (a)	27,200	65,008
Dyax Corp. (a)	35,404	938,206
Dynavax Technologies Corp. (a)	7,264	170,159
Eagle Pharmaceuticals Inc. (a)	2,100	169,806
Emergent Biosolutions Inc. (a)	7,500	247,125
Enanta Pharmaceuticals Inc. (a)	3,900	175,461

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Endocyte Inc. (a)	9,534	$49,481
Endologix Inc. (a)	16,329	250,487
Ensign Group Inc., The	6,240	318,614
Entellus Medical Inc. (a)	1,324	34,252
Epizyme Inc. (a)	7,000	168,000
Esperion Therapeutics Inc. (a)	3,174	259,506
Exact Sciences Corp. (a)	21,621	643,009
Exactech Inc. (a)	2,600	54,158
ExamWorks Group Inc. (a)	9,987	390,492
Exelixis Inc. (a)	46,923	176,430
Fibrocell Science Inc. (a)	6,000	31,620
FibroGen Inc. (a)	11,632	273,352
Five Prime Therapeutics Inc. (a)	5,100	126,684
Five Star Quality Care Inc. (a)	10,281	49,349
Flex Pharma Inc. (a)	1,350	23,220
Flexion Therapeutics Inc. (a)	3,409	74,623
Fluidigm Corp. (a)	6,894	166,835
Foamix Pharmaceuticals Ltd. (a)	5,500	56,375
Foundation Medicine Inc. (a)	2,918	98,745
Furiex Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,795	17,537
Galena Biopharma Inc. (a)	39,286	66,786
Genesis Healthcare Inc. (a)	8,800	58,080
GenMark Diagnostics Inc. (a)	10,282	93,155
Genocea Biosciences Inc. (a)	4,532	62,224
Genomic Health Inc. (a)	4,300	119,497
Geron Corp. (a)	39,201	167,780
Glaukos Corp. (a)	78	2,260
Globus Medical Inc. Class A (a)	16,709	428,920
Greatbatch Inc. (a)	6,156	331,932
Haemonetics Corp. (a)	12,504	517,165
Halozyme Therapeutics Inc. (a)	25,516	576,151
Halyard Health Inc. (a)	11,300	457,650
Hanger Inc. (a)	8,600	201,584
Harvard Bioscience Inc. (a)	8,100	46,170
HealthEquity Inc. (a)	8,830	283,002
Healthsouth Corp.	22,346	1,029,257
HealthStream Inc. (a)	6,082	185,014
Healthways Inc. (a)	7,770	93,085
HeartWare International Inc. (a)	4,202	305,443
Heron Therapeutics Inc. (a)	6,100	190,076
Heska Corp. (a)	1,400	41,566
HMS Holdings Corp. (a)	21,500	369,155
ICU Medical Inc. (a)	3,432	328,305
Idera Pharmaceuticals Inc. (a)	21,504	79,780
IGI Laboratories Inc. (a)	10,000	63,000
Ignyta Inc. (a)	4,400	66,396
Immune Design Corp. (a)	2,696	55,672
ImmunoGen Inc. (a)	20,893	300,441
Immunomedics Inc. (a)	24,085	97,785
Impax Laboratories Inc. (a)	17,400	799,008
Imprivata Inc. (a)	2,249	36,794
INC Research Holdings Inc. Class A (a)	3,134	125,736
Infinity Pharmaceuticals Inc. (a)	11,891	130,206
Inogen Inc. (a)	3,842	171,353
Inovio Pharmaceuticals Inc. (a)	17,957	146,529
Insmed Inc. (a)	14,880	363,370

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Insulet Corp. (a)	13,780	$426,973
Insys Therapeutics Inc. (a)	5,700	204,744
Integra LifeSciences Holdings Corp. (a)	6,195	417,357
Intersect ENT Inc. (a)	3,400	97,342
Intra-Cellular Therapies Inc. (a)	5,300	169,335
Invacare Corp.	8,104	175,290
Invitae Corp. (a)	1,826	27,171
InVivo Therapeutics Holdings Corp. (a)	6,400	103,360
IPC Healthcare Inc. (a)	4,300	238,177
iRadimed Corp. (a)	700	16,289
Ironwood Pharmaceuticals Inc. (a)	30,330	365,780
K2M Group Holdings Inc. (a)	4,301	103,310
Karyopharm Therapeutics Inc. (a)	5,625	153,056
Keryx Biopharmaceuticals Inc. (a)	25,257	252,065
Kindred Healthcare Inc.	20,507	416,087
Kite Pharma Inc. (a)	6,958	424,229
KYTHERA Biopharmaceuticals Inc. (a)	6,233	469,407
La Jolla Pharmaceutical Co. (a)	2,800	68,628
Landauer Inc.	2,380	84,823
Lannett Company Inc. (a)	6,400	380,416
LDR Holding Corp. (a)	5,651	244,406
LeMaitre Vascular Inc.	2,900	34,974
Lexicon Pharmaceuticals Inc. (a)	10,462	84,219
LHC Group Inc. (a)	3,300	126,225
Ligand Pharmaceuticals Inc. Class B (a)	4,218	425,596
Lion Biotechnologies Inc. (a)	10,900	99,953
Loxo Oncology Inc. (a)	1,900	34,257
Luminex Corp. (a)	10,514	181,472
MacroGenics Inc. (a)	6,800	258,196
Magellan Health Inc. (a)	6,591	461,831
MannKind Corp. (a)	59,913	340,905
Masimo Corp. (a)	10,589	410,218
MedAssets Inc. (a)	14,637	322,892
Medgenics Inc. (a)	4,000	24,520
Medicines Co., The (a)	16,076	459,934
Medidata Solutions Inc. (a)	13,456	730,930
Merge Healthcare Inc. (a)	16,100	77,280
Meridian Bioscience Inc.	10,100	188,264
Merit Medical Systems Inc. (a)	10,596	228,238
Merrimack Pharmaceuticals Inc. (a)	27,122	335,364
MiMedx Group Inc. (a)	26,400	305,976
Mirati Therapeutics Inc. (a)	2,400	75,528
Molina Healthcare Inc. (a)	8,543	600,573
Momenta Pharmaceuticals Inc. (a)	14,818	337,999
Myriad Genetics Inc. (a)	16,900	574,431
NanoString Technologies Inc. (a)	3,200	49,344
National Healthcare Corp.	2,373	154,221
National Research Corp. Class A	2,400	34,104
Natus Medical Inc. (a)	7,900	336,224
Navidea Biopharmaceuticals Inc. (a)	37,000	59,570
Nektar Therapeutics (a)	31,760	397,318
Neogen Corp. (a)	8,976	425,821
NeoGenomics Inc. (a)	13,000	70,330
Neurocrine Biosciences Inc. (a)	20,707	988,966
Nevro Corp. (a)	3,715	199,681
NewLink Genetics Corp. (a)	5,101	225,821

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Nobilis Health Corp. (a)	7,700	$52,360
Northwest Biotherapeutics Inc. (a)	11,400	113,202
Novavax Inc. (a)	65,081	725,002
NuVasive Inc. (a)	11,798	558,989
NxStage Medical Inc. (a)	15,619	223,117
Ocata Therapeutics Inc. (a)	8,600	45,322
Ocular Therapeutix Inc. (a)	3,200	67,296
Omeros Corp. (a)	9,158	164,752
Omnicell Inc. (a)	8,836	333,206
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	4,067	91,508
Oncothyreon Inc. (a)	25,400	94,996
Ophthotech Corp. (a)	5,700	296,742
OraSure Technologies Inc. (a)	13,463	72,566
Orexigen Therapeutics Inc. (a)	24,855	123,032
Organovo Holdings Inc. (a)	19,700	74,269
Orthofix International NV (a)	4,662	154,405
Osiris Therapeutics Inc. (a)	4,400	85,624
Otonomy Inc. (a)	3,549	81,592
OvaScience Inc. (a)	5,735	165,914
Owens & Minor Inc.	15,328	521,152
Oxford Immunotec Global PLC (a)	4,900	67,865
Pacific Biosciences of California Inc. (a)	13,902	80,076
Pacira Pharmaceuticals Inc. (a)	8,751	618,871
Paratek Pharmaceuticals Inc.	2,900	74,733
Parexel International Corp. (a)	13,440	864,326
PDL BioPharma Inc.	39,659	255,007
Peregrine Pharmaceuticals Inc. (a)	41,500	54,365
Pernix Therapeutics Holdings Inc. (a)	10,511	62,225
Pfenex Inc. (a)	4,000	77,600
PharMerica Corp. (a)	7,418	247,019
Phibro Animal Health Corp. Class A	4,254	165,651
Portola Pharmaceuticals Inc. (a)	11,199	510,114
Pozen Inc. (a)	6,699	69,067
PRA Health Sciences Inc. (a)	4,888	177,581
Press Ganey Holdings Inc. (a)	2,500	71,675
Prestige Brands Holdings Inc. (a)	12,748	589,468
Progenics Pharmaceuticals Inc. (a)	16,504	123,120
Proteon Therapeutics Inc. (a)	1,900	33,934
Prothena Corp. PLC (a)	7,677	404,348
Providence Service Corp. (a)	3,299	146,080
PTC Therapeutics Inc. (a)	8,213	395,292
Quality Systems Inc.	12,352	204,673
Quidel Corp. (a)	7,000	160,650
Radius Health Inc. (a)	7,100	480,670
RadNet Inc. (a)	8,100	54,189
Raptor Pharmaceutical Corp. (a)	19,252	303,989
Regulus Therapeutics Inc. (a)	6,851	75,087
Relypsa Inc. (a)	7,860	260,087
Repligen Corp. (a)	7,900	326,033
Retrophin Inc. (a)	8,465	280,615
Revance Therapeutics Inc. (a)	3,785	121,044
Rigel Pharmaceuticals Inc. (a)	21,497	69,005
Rockwell Medical Inc. (a)	12,544	202,209
RTI Surgical Inc. (a)	13,700	88,502

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sage Therapeutics Inc. (a)	3,368	$245,864
Sagent Pharmaceuticals Inc. (a)	5,339	129,791
Sangamo BioSciences Inc. (a)	17,035	188,918
Sarepta Therapeutics Inc. (a)	10,000	304,300
SciClone Pharmaceuticals Inc. (a)	12,600	123,732
Second Sight Medical Products Inc (a)	2,908	39,578
Select Medical Holdings Corp.	25,468	412,582
Sequenom Inc. (a)	28,414	86,379
Seres Therapeutics Inc. (a)	156	6,474
Sientra Inc. (a)	1,439	36,306
Sorrento Therapeutics Inc. (a)	6,900	121,578
Spark Therapeutics Inc. (a)	2,013	121,324
Spectranetics Corp., The (a)	10,185	234,357
Spectrum Pharmaceuticals Inc. (a)	16,228	111,000
STAAR Surgical Co. (a)	9,524	92,002
Stemline Therapeutics Inc. (a)	3,900	45,903
STERIS Corp.	14,452	931,287
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	98,580
Supernus Pharmaceuticals Inc. (a)	8,333	141,494
Surgical Care Affiliates Inc. (a)	5,250	201,495
SurModics Inc. (a)	3,219	75,389
Synergy Pharmaceuticals Inc. (a)	24,500	203,350
Synta Pharmaceuticals Corp. (a)	22,000	49,060
T2 Biosystems Inc. (a)	2,300	37,329
Tandem Diabetes Care Inc. (a)	4,250	46,070
Team Health Holdings Inc. (a)	17,403	1,136,938
Tesaro Inc. (a)	5,639	331,517
Tetraphase Pharmaceuticals Inc. (a)	8,767	415,906
TG Therapeutics Inc. (a)	8,568	142,143
TherapeuticsMD Inc. (a)	30,900	242,874
Theravance Biopharma Inc. (a)	5,800	75,516
Theravance Inc.	20,900	377,663
Thoratec Corp. (a)	13,118	584,669
Threshold Pharmaceuticals Inc. (a)	16,900	68,276
Tobira Therapeutics Inc. (a)	422	7,280
Tokai Pharmaceuticals Inc. (a)	2,381	31,667
Tornier NV (a)	8,802	219,962
TransEnterix Inc. (a)	7,100	21,300
Trevena Inc. (a)	6,000	37,560
Triple-S Management Corp. Class B (a)	5,900	151,394
Trovagene Inc. (a)	5,900	59,885
Trupanion Inc. (a)	3,900	32,136
U.S. Physical Therapy Inc.	3,000	164,280
Ultragenyx Pharmaceutical Inc. (a)	8,704	891,203
Unilife Corp. (a)	29,694	63,842
Universal American Corp. (a)	12,056	122,007
Utah Medical Products Inc.	1,000	59,630
Vanda Pharmaceuticals Inc. (a)	9,926	125,961
Vascular Solutions Inc. (a)	4,100	142,352
Veracyte Inc. (a)	3,221	35,882
Verastem Inc. (a)	7,406	55,841
Versartis Inc. (a)	5,400	82,188
Vitae Pharmaceuticals Inc. (a)	3,205	46,152
Vital Therapies Inc. (a)	4,100	86,510
VIVUS Inc. (a)	26,761	63,156
Vocera Communications Inc. (a)	6,200	70,990

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
WellCare Health Plans Inc. (a)	10,677	$905,730
West Pharmaceutical Services Inc.	17,528	1,018,026
Wright Medical Group Inc. (a)	12,381	325,125
XBiotech Inc. (a)	1,000	18,080
Xencor Inc. (a)	6,909	151,791
Xenoport Inc. (a)	14,181	86,930
XOMA Corp. (a)	22,677	87,987
Zafgen Inc. (a)	4,023	139,316
Zeltiq Aesthetics Inc. (a)	7,800	229,866
ZIOPHARM Oncology Inc. (a)	27,828	333,936
Zogenix Inc. (a)	38,304	64,351
ZS Pharma Inc. (a)	4,436	232,402

		73,828,388

Industrials (12.54%)
Aaon Inc.	9,950	224,075
AAR Corp.	8,611	274,433
ABM Industries Inc.	13,635	448,182
Acacia Research Corp.	12,252	107,450
Acco Brands Corp. (a)	26,622	206,853
Accuride Corp. (a)	9,947	38,296
Actuant Corp. Class A	14,425	333,073
Advanced Drainage Systems Inc.	8,188	240,154
Advisory Board Co., The (a)	10,290	562,554
Aegion Corp. (a)	8,756	165,839
Aerojet Rocketdyne Holdings Inc. (a)	15,226	313,808
Aerovironment Inc. (a)	4,804	125,288
Air Transport Services Group Inc. (a)	13,100	137,419
Aircastle Ltd.	15,204	344,675
Alamo Group Inc.	2,385	130,316
Albany International Corp. Class A	6,951	276,650
Allegiant Travel Co.	3,275	582,557
Allied Motion Technologies Inc.	1,500	33,690
Altra Industrial Motion Corp.	6,400	173,952
Ameresco Inc. Class A (a)	5,100	39,015
American Railcar Industries Inc.	2,353	114,450
American Science & Engineering Inc.	1,881	82,407
American Woodmark Corp. (a)	3,053	167,457
Apogee Enterprises Inc.	7,136	375,639
Applied Industrial Technologies Inc.	9,768	387,301
ARC Document Solutions Inc. (a)	10,621	80,826
ArcBest Corp.	6,389	203,170
Argan Inc.	3,100	125,023
Astec Industries Inc.	4,657	194,756
Astronics Corp. (a)	4,611	326,874
Atlas Air Worldwide Holdings Inc. (a)	6,043	332,123
AZZ Inc.	6,200	321,160
Barnes Group Inc.	13,344	520,283
Barrett Business Services Inc.	1,800	65,376
Beacon Roofing Supply Inc. (a)	12,085	401,464
Blount International Inc. (a)	11,394	124,422
Blue Bird Corp. (a)	1,200	15,588
Brady Corp.	11,813	292,254
Briggs & Stratton Corp.	10,780	207,623
Brink’s Co., The	11,799	347,245
Builders FirstSource Inc. (a)	10,886	139,776

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CAI International Inc. (a)	4,300	$88,537
Casella Waste Systems Inc. Class A (a)	9,014	50,569
CBIZ Inc. (a)	12,074	116,393
CDI Corp.	3,486	45,318
CEB Inc.	8,100	705,186
CECO Environmental Corp.	5,184	58,735
Celadon Group Inc.	6,600	136,488
Chart Industries Inc. (a)	7,400	264,550
CIRCOR International Inc.	4,121	224,718
Civeo Corp.	27,000	82,890
Clarcor Inc.	12,199	759,266
Columbus McKinnon Corp.	4,600	115,000
Comfort Systems USA Inc.	9,073	208,225
Commercial Vehicle Group Inc. (a)	7,796	56,209
Continental Building Products Inc. (a)	7,669	162,506
Con-way Inc.	13,900	533,343
Covenant Transport Group Inc. Class A (a)	2,800	70,168
CRA International Inc. (a)	2,415	67,306
Cubic Corp.	5,154	245,227
Curtiss-Wright Corp.	11,578	838,710
Deluxe Corp.	12,100	750,200
DigitalGlobe Inc. (a)	17,623	489,743
Douglas Dynamics Inc.	5,610	120,503
Ducommun Inc. (a)	2,600	66,742
DXP Enterprises Inc. (a)	2,900	134,850
Dycom Industries Inc. (a)	8,333	490,397
Eagle Bulk Shipping Inc. (a)	5,300	36,941
Echo Global Logistics Inc. (a)	7,108	232,147
EMCOR Group Inc.	15,250	728,492
Encore Wire Corp.	5,095	225,658
EnerSys	10,839	761,873
Engility Holdings Inc.	4,300	108,188
Ennis Inc.	6,032	112,135
Enphase Energy Inc. (a)	6,700	50,987
EnPro Industries Inc.	5,574	318,944
ESCO Technologies Inc.	6,210	232,316
Essendant Inc.	9,308	365,339
Esterline Technologies Corp. (a)	7,589	723,535
ExOne Co., The (a)	2,431	26,984
Exponent Inc.	6,158	275,755
Federal Signal Corp.	15,234	227,139
Forward Air Corp.	7,508	392,368
Franklin Covey Co. (a)	2,700	54,783
Franklin Electric Co. Inc.	11,451	370,211
Freightcar America Inc.	3,060	63,893
FTI Consulting Inc. (a)	10,182	419,906
FuelCell Energy Inc. (a)	59,996	58,610
Furmanite Corp. (a)	9,400	76,328
G&K Services Inc. Class A	4,780	330,489
Generac Holdings Inc. (a)	16,790	667,402
General Cable Corp.	12,000	236,760
Gibraltar Industries Inc. (a)	7,482	152,408
Global Brass & Copper Holdings Inc.	5,300	90,153
Golden Ocean Group Ltd.	17,362	66,844
Gorman-Rupp Co., The	4,791	134,531
GP Strategies Corp. (a)	3,200	106,368

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
GrafTech International Ltd. (a)	28,800	$142,848
Graham Corp.	2,600	53,274
Granite Construction Inc.	9,653	342,778
Great Lakes Dredge & Dock Co. (a)	14,800	88,208
Greenbrier Companies Inc., The	6,434	301,433
Griffon Corp.	8,347	132,884
H&E Equipment Services Inc.	7,800	155,766
Harsco Corp.	19,300	318,450
Hawaiian Holdings Inc. (a)	11,700	277,875
HC2 Holdings Inc. (a)	4,800	42,960
Healthcare Services Group Inc.	17,547	579,928
Heartland Express Inc.	12,176	246,320
HEICO Corp.	4,641	270,570
HEICO Corp. Class A	9,700	492,469
Heidrick & Struggles International Inc.	4,212	109,849
Heritage-Crystal Clean Inc. (a)	3,467	50,965
Herman Miller Inc.	14,537	420,555
Hill International Inc. (a)	8,500	44,710
Hillenbrand Inc.	15,253	468,267
HNI Corp.	10,847	554,824
Hub Group Inc. (a)	8,750	352,975
Hurco Companies Inc.	1,569	54,319
Huron Consulting Group Inc. (a)	5,590	391,803
Hyster-Yale Materials Handling Inc.	2,296	159,067
ICF International Inc. (a)	4,632	161,472
Innerworkings Inc. (a)	8,652	57,709
Insperity Inc.	4,699	239,179
Insteel Industries Inc.	4,500	84,150
Interface Inc.	15,967	399,973
John Bean Technologies Corp.	7,100	266,889
Kadant Inc.	2,558	120,738
Kaman Corp.	6,546	274,539
Kelly Services Inc. Class A	7,516	115,371
Keyw Holding Corp., The (a)	7,911	73,731
Kforce Inc.	6,210	142,023
Kimball International Inc. Class B	8,797	106,972
KLX Inc. (a)	12,800	564,864
Knight Transportation Inc.	15,349	410,432
Knoll Inc.	11,744	293,952
Korn/Ferry International	12,233	425,341
Kratos Defense & Security Solutions Inc. (a)	10,124	63,781
L.B. Foster Co. Class A	2,536	87,771
Lawson Products Inc. (a)	1,400	32,872
Lindsay Corp.	2,898	254,763
LSI Industries Inc.	5,747	53,677
Lydall Inc. (a)	4,190	123,856
Marten Transport Ltd.	5,797	125,795
Masonite International Corp. (a)	7,298	511,663
MasTec Inc. (a)	16,459	327,040
Matson Inc.	10,600	445,624
Matthews International Corp. Class A	8,061	428,362
McGrath Rentcorp	6,340	192,926
Meritor Inc. (a)	23,715	311,141
Milacron Holdings Corp. (a)	137	2,696
Miller Industries Inc.	2,650	52,868
Mistras Group Inc. (a)	3,962	75,199

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mobile Mini Inc.	11,147	$468,620
Moog Inc. Class A (a)	9,382	663,120
MRC Global Inc. (a)	25,000	386,000
MSA Safety Inc.	7,118	345,294
Mueller Industries Inc.	13,894	482,400
Mueller Water Products Inc.	38,703	352,197
Multi-Color Corp.	2,973	189,915
MYR Group Inc. (a)	5,000	154,800
National Presto Industries Inc.	1,218	97,830
Navigant Consulting Inc. (a)	11,348	168,745
Navios Maritime Holdings Inc.	19,671	73,176
Navistar International Corp. (a)	12,400	280,612
NCI Building Systems Inc. (a)	6,254	94,248
Neff Corp. Class A (a)	2,623	26,466
NL Industries Inc. (a)	1,843	13,657
NN Inc.	4,617	117,826
Nortek Inc. (a)	2,289	190,285
Northwest Pipe Co. (a)	2,400	48,888
NV5 Holdings Inc. (a)	1,200	29,112
Omega Flex Inc.	600	22,596
On Assignment Inc. (a)	12,587	494,417
Orion Marine Group Inc. (a)	6,764	48,836
P.A.M. Transportation Services Inc. (a)	800	46,440
Park-Ohio Holdings Corp.	2,066	100,118
Patrick Industries Inc. (a)	3,000	114,150
Pendrell Corp. (a)	40,546	55,548
PGT Inc. (a)	11,700	169,767
Plug Power Inc. (a)	41,300	101,185
Ply Gem Holdings Inc. (a)	5,300	62,487
Polypore International Inc. (a)	10,900	652,692
Powell Industries Inc.	2,355	82,825
Power Solutions International Inc. (a)	1,100	59,422
PowerSecure International Inc. (a)	5,500	81,180
Preformed Line Products Co.	600	22,632
Primoris Services Corp.	9,464	187,387
Proto Labs Inc. (a)	5,608	378,428
Quad Graphics Inc.	6,840	126,608
Quality Distribution Inc. (a)	6,776	104,757
Quanex Building Products Corp.	8,241	176,605
Radiant Logistics Inc. (a)	6,600	48,246
Raven Industries Inc.	9,284	188,744
RBC Bearings Inc. (a)	5,600	401,856
Republic Airways Holdings Inc. (a)	12,432	114,126
Resources Connection Inc.	8,864	142,622
Rexnord Corp. (a)	24,672	589,908
Roadrunner Transportation Systems Inc. (a)	6,931	178,820
RPX Corp. (a)	13,066	220,815
Rush Enterprises Inc. Class A (a)	8,736	228,971
Safe Bulkers Inc.	9,600	30,912
Saia Inc. (a)	6,202	243,677
Scorpio Bulkers Inc. (a)	43,639	71,132
Simpson Manufacturing Co. Inc.	10,357	352,138
SkyWest Inc.	12,221	183,804
Sparton Corp. (a)	2,600	71,032
Standard Plus Corp. (a)	3,900	101,829
Standex International Corp.	3,127	249,941

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Steelcase Inc.	20,500	$387,655
Stock Building Supply Holdings Inc. (a)	3,598	70,341
Sun Hydraulics Corp.	5,400	205,794
Swift Transportation Co. (a)	21,361	484,254
TAL International Group Inc.	8,100	255,960
Taser International Inc. (a)	12,992	432,764
Team Inc. (a)	4,900	197,225
Teledyne Technologies Inc. (a)	8,628	910,340
Tennant Co.	4,535	296,317
Tetra Tech Inc.	14,620	374,857
Textainer Group Holdings Ltd.	5,300	137,853
Thermon Group Holdings Inc. (a)	7,924	190,731
Titan International Inc.	10,838	116,400
Titan Machinery Inc. (a)	4,300	63,339
TRC Companies Inc. (a)	4,100	41,615
Trex Co. Inc. (a)	7,768	383,972
TriMas Corp. (a)	11,155	330,188
TriNet Group Inc. (a)	9,954	252,334
TrueBlue Inc. (a)	10,310	308,269
Tutor Perini Corp. (a)	8,973	193,637
Twin Disc Inc.	2,052	38,249
Ultrapetrol Bahamas Ltd. (a)	5,300	5,989
UniFirst Corp.	3,575	399,864
Universal Forest Products Inc.	4,910	255,467
Universal Truckload Services Inc.	1,800	39,528
US Ecology Inc.	5,358	261,042
USA Truck Inc. (a)	2,400	50,952
UTi Worldwide Inc. (a)	22,000	219,780
Vectrus Inc. (a)	2,500	62,175
Veritiv Corp. (a)	2,000	72,920
Viad Corp.	4,762	129,098
Vicor Corp. (a)	3,708	45,201
Virgin American Inc. (a)	6,140	168,727
Volt Information Sciences Inc. (a)	2,300	22,333
VSE Corp.	1,100	58,861
Wabash National Corp. (a)	16,145	202,458
WageWorks Inc. (a)	8,700	351,915
Watts Water Technologies Inc.	6,851	355,224
Werner Enterprises Inc.	10,726	281,558
Wesco Aircraft Holdings Inc. (a)	14,960	226,644
West Corp.	12,700	382,270
Woodward Inc.	15,910	874,891
Xerium Technologies Inc. (a)	2,700	49,140
XPO Logistics Inc. (a)	17,329	782,924
YRC Worldwide Inc. (a)	8,060	104,617

		58,758,744

Information Technology (16.81%)
6D Global Technologies Inc. (a)	4,800	31,397
A10 Networks Inc. (a)	8,263	53,214
ACI Worldwide Inc. (a)	28,348	696,510
Actua Corp. (a)	10,121	144,325
Acxiom Corp. (a)	19,161	336,850
Adtran Inc.	12,948	210,405
Advanced Energy Industries Inc. (a)	9,933	273,058
Advanced Micro Devices Inc. (a)	154,400	370,560

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Advent Software Inc.	12,710	$561,909
Aerohive Networks Inc. (a)	5,692	39,730
Agilysys Inc. (a)	3,514	32,259
Alarm.com Holdings Inc. (a)	163	2,507
Alliance Fiber Optic Products Inc.	3,400	63,070
Alpha & Omega Semiconductor Ltd. (a)	5,690	49,731
Ambarella Inc. (a)	7,600	780,444
Amber Road Inc. (a)	4,282	30,060
American Software Inc. Class A	6,300	59,850
Amkor Technology Inc. (a)	23,964	143,305
Angie’s List Inc. (a)	10,500	64,680
Anixter International Inc. (a)	7,035	458,330
Apigee Corp. (a)	1,239	12,303
AppFolio Inc. Class A (a)	20	282
Applied Micro Circuits Corp. (a)	19,562	132,043
Applied Optoelectronics Inc. (a)	3,700	64,232
Aspen Technology Inc. (a)	20,751	945,208
AVG Technologies NV (a)	10,000	272,100
Avid Technology Inc. (a)	7,800	104,052
AVX Corp.	11,200	150,752
Axcelis Technologies Inc. (a)	25,726	76,149
Badger Meter Inc.	3,530	224,120
Bankrate Inc. (a)	16,551	173,620
Barracuda Networks Inc. (a)	1,946	77,101
Bazaarvoice Inc. (a)	14,913	87,838
Bel Fuse Inc.	2,483	50,951
Belden Inc.	10,373	842,599
Benchmark Electronics Inc. (a)	12,711	276,846
Benefitfocus Inc. (a)	1,925	84,411
Black Box Corp.	3,455	69,100
Blackbaud Inc.	11,411	649,856
Blackhawk Network Holdings Inc. (a)	13,294	547,713
Blucora Inc. (a)	9,720	156,978
Bottomline Technologies Inc. (a)	9,731	270,619
Box Inc. Class A (a)	3,126	58,269
Brightcove Inc. (a)	8,000	54,880
BroadSoft Inc. (a)	7,000	241,990
Brooks Automation Inc.	16,349	187,196
Cabot Microelectronics Corp. (a)	5,943	279,975
CACI International Inc. Class A (a)	5,918	478,707
CalAmp Corp. (a)	8,500	155,210
Calix Inc. (a)	10,120	77,013
Callidus Software Inc. (a)	13,474	209,925
Carbonite Inc. (a)	4,400	51,964
Cardtronics Inc. (a)	11,000	407,550
Care.com Inc. (a)	4,693	27,783
Cascade Microtech Inc. (a)	3,200	48,720
Cass Information Systems Inc.	2,706	152,131
Cavium Inc. (a)	13,437	924,600
CEVA Inc. (a)	5,106	99,210
ChannelAdvisor Corp. (a)	5,066	60,539
Checkpoint Systems Inc.	10,615	108,061
Ciber Inc. (a)	18,443	63,628
Ciena Corp. (a)	28,600	677,248
Cimpress NV (a)	7,934	667,725
Cirrus Logic Inc. (a)	15,397	523,960

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Clearfield Inc. (a)	2,800	$44,548
Code Rebel Corp. (a)	400	12,948
Coherent Inc. (a)	5,800	368,184
Cohu Inc.	6,008	79,486
CommVault Systems Inc. (a)	10,988	466,001
comScore Inc. (a)	8,328	443,549
Comtech Telecommunications Corp.	3,902	113,353
Comverse Inc. (a)	5,549	111,424
Constant Contact Inc. (a)	7,700	221,452
Control4 Corp. (a)	5,042	44,823
Convergys Corp.	24,049	613,009
Cornerstone OnDemand Inc. (a)	13,092	455,602
Coupons.com Inc. (a)	14,833	160,048
Cray Inc. (a)	9,822	289,847
CSG Systems International Inc.	7,965	252,172
CTS Corp.	8,041	154,950
Cvent Inc. (a)	5,699	146,920
Cyan Inc. (a)	6,731	35,270
Daktronics Inc.	9,652	114,473
Datalink Corp. (a)	4,900	43,806
Dealertrack Technologies Inc. (a)	13,241	831,402
Demandware Inc. (a)	8,100	575,748
DHI Group Inc. (a)	10,240	91,034
Diebold Inc.	15,700	549,500
Digi International Inc. (a)	6,034	57,625
Digimarc Corp. (a)	1,881	84,908
Digital Turbine Inc. (a)	11,700	35,334
Diodes Inc. (a)	8,927	215,230
Dot Hill Systems Corp. (a)	14,800	90,576
DSP Group Inc. (a)	4,924	50,865
DTS Inc. (a)	4,346	132,510
EarthLink Holdings Corp.	25,040	187,550
Eastman Kodak Co. (a)	4,326	72,677
Ebix Inc.	6,539	213,237
Electro Rent Corp.	3,906	42,419
Electronics for Imaging Inc. (a)	11,408	496,362
Ellie Mae Inc. (a)	7,117	496,695
EMCORE Corp. (a)	6,100	36,722
Endurance International Group Holdings Inc. (a)	14,234	294,074
EnerNOC Inc. (a)	6,830	66,251
Entegris Inc. (a)	34,113	497,026
Envestnet Inc. (a)	8,456	341,876
EPAM Systems Inc. (a)	11,900	847,637
EPIQ Systems Inc.	8,090	136,559
ePlus Inc. (a)	1,318	101,025
Euronet Worldwide Inc. (a)	12,597	777,235
EVERTEC Inc.	15,768	334,912
Everyday Health Inc. (a)	5,249	67,082
Exar Corp. (a)	9,767	95,521
Exlservice Holdings Inc. (a)	8,064	278,853
Extreme Networks Inc. (a)	24,164	65,001
Fabrinet (a)	8,628	161,602
Fair Isaac Corp.	7,539	684,390
Fairchild Semiconductor International Inc. (a)	28,283	491,559
FARO Technologies Inc. (a)	4,254	198,662

See accompanying notes to financial statements.	53

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
FEI Co.	10,047	$833,198
Finisar Corp. (a)	25,190	450,145
Fitbit Inc. Class A (a)	131	5,008
Five9 Inc. (a)	5,786	30,261
Fleetmatics Group Ltd. PLC (a)	9,200	430,836
Formfactor Inc. (a)	13,743	126,436
Forrester Research Inc.	2,352	84,719
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	6,628	218,658
Global Cash Access Holdings Inc. (a)	15,337	118,708
Globant SA (a)	3,700	112,591
Glu Mobile Inc. (a)	29,212	181,407
Gogo Inc. (a)	13,831	296,398
GrubHub Inc. (a)	18,251	621,812
GSI Group Inc. (a)	8,339	125,335
GTT Communications Inc. (a)	6,004	143,315
Guidance Software Inc. (a)	5,178	43,858
Guidewire Software Inc. (a)	16,985	899,016
Hackett Group Inc., The	5,394	72,441
Harmonic Inc. (a)	22,045	150,567
Heartland Payment Systems Inc.	8,875	479,694
Hortonworks Inc. (a)	1,798	45,525
HubSpot Inc. (a)	4,539	225,044
IGATE Corp. (a)	8,826	420,912
II-VI Inc. (a)	12,696	240,970
Imation Corp. (a)	8,400	34,104
Immersion Corp. (a)	7,200	91,224
Imperva Inc. (a)	6,429	435,243
Infinera Corp. (a)	31,483	660,513
Infoblox Inc. (a)	13,600	356,456
Inphi Corp. (a)	9,337	213,444
Insight Enterprises Inc. (a)	9,448	282,590
Integrated Device Technology Inc. (a)	36,003	781,265
Integrated Silicon Solution Inc.	7,890	174,685
Interactive Intelligence Group (a)	4,211	187,263
InterDigital Inc.	8,804	500,860
Internap Corp. (a)	12,988	120,139
Intersil Corp. Class A	32,200	402,822
Intralinks Holdings Inc. (a)	9,533	113,538
InvenSense Inc. (a)	18,834	284,393
Itron Inc. (a)	9,300	320,292
Ixia (a)	14,899	185,344
IXYS Corp.	6,314	96,604
j2 Global Inc.	11,615	789,123
Jive Software Inc. (a)	12,041	63,215
Kimball Electronics Inc. (a)	7,397	107,922
Knowles Corp. (a)	20,600	372,860
Kopin Corp. (a)	17,200	59,340
KVH Industries Inc. (a)	4,200	56,490
Lattice Semiconductor Corp. (a)	27,693	163,112
Limelight Networks Inc. (a)	14,179	55,865
Lionbridge Technologies Inc. (a)	16,100	99,337
Liquidity Services Inc. (a)	6,312	60,785
Littelfuse Inc.	5,437	515,917
LivePerson Inc. (a)	13,900	136,359
LogMeIn Inc. (a)	5,870	378,556

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Luxoft Holding Inc. (a)	4,468	$252,665
M/A-COM Technology Solutions Holdings Inc. (a)	5,700	218,025
Manhattan Associates Inc. (a)	17,916	1,068,689
ManTech International Corp. Class A	6,055	175,595
Marchex Inc. Class B	8,066	39,927
Marin Software Inc. (a)	6,500	43,810
Marketo Inc. (a)	8,448	237,051
Mattson Technology Inc. (a)	18,100	60,635
MAXIMUS Inc.	15,996	1,051,417
MaxLinear Inc. Class A (a)	12,596	152,412
MaxPoint Interactive Inc. (a)	2,218	17,921
Mentor Graphics Corp.	24,256	641,086
Mercury Systems Inc. (a)	7,978	116,798
Mesa Laboratories Inc.	700	62,230
Methode Electronics Inc.	9,367	257,124
Micrel Inc.	10,516	146,172
Microsemi Corp. (a)	23,161	809,477
MicroStrategy Inc. (a)	2,225	378,428
Millennial Media Inc. (a)	28,900	46,818
MINDBODY, Inc. Class A (a)	80	1,106
MKS Instruments Inc.	12,978	492,385
MobileIron Inc. (a)	9,450	55,850
Model N Inc. (a)	4,800	57,168
ModusLink Global Solutions Inc. (a)	9,195	31,263
MoneyGram International Inc. (a)	7,262	66,738
Monolithic Power Systems Inc.	9,574	485,498
Monotype Imaging Holdings Inc.	9,600	231,456
Monster Worldwide Inc. (a)	22,516	147,255
MTS Systems Corp.	3,570	246,152
Multi-Fineline Electronix Inc. (a)	2,134	46,649
Nanometrics Inc. (a)	5,904	95,172
NeoPhotonics Corp. (a)	6,800	62,084
Netgear Inc. (a)	8,258	247,905
NetScout Systems Inc. (a)	9,200	337,364
NeuStar Inc. Class A (a)	13,419	391,969
New Relic Inc. (a)	1,438	50,603
Newport Corp. (a)	9,418	178,565
NIC Inc.	15,806	288,934
Nimble Storage Inc. (a)	12,300	345,138
Novatel Wireless Inc. (a)	9,100	29,575
NVE Corp.	1,200	94,080
Oclaro Inc. (a)	23,100	52,206
Omnivision Technologies Inc. (a)	14,045	367,909
Opower Inc. (a)	6,315	72,686
OSI Systems Inc. (a)	4,765	337,314
Park City Group Inc. (a)	2,300	28,497
Park Electrochemical Corp.	4,852	92,964
Paycom Software Inc. (a)	7,636	260,769
Paylocity Holding Corp. (a)	3,732	133,792
PC Connection Inc.	2,720	67,293
PDF Solutions Inc. (a)	6,563	105,008
Pegasystems Inc.	8,680	198,685
Perficient Inc. (a)	8,600	165,464
Pericom Semiconductor Corp.	5,809	76,388
PFSweb Inc. (a)	2,900	40,194
Photronics Inc. (a)	16,072	152,845

54	See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Plantronics Inc.	9,493	$534,551
Plexus Corp. (a)	8,140	357,183
PMC-Sierra Inc. (a)	42,800	366,368
Polycom Inc. (a)	32,700	374,088
Power Integrations Inc.	7,089	320,281
Progress Software Corp. (a)	12,310	338,525
Proofpoint Inc. (a)	9,600	611,232
PROS Holdings Inc. (a)	5,800	122,438
Q2 Holdings Inc. (a)	4,749	134,159
QAD Inc. Class A	2,458	64,965
QLIK Technologies Inc. (a)	22,139	773,979
QLogic Corp. (a)	21,160	300,260
Qualys Inc. (a)	6,000	242,100
Quantum Corp. (a)	52,795	88,696
QuinStreet Inc. (a)	8,298	53,522
Rally Software Development Corp. (a)	6,100	118,645
Rambus Inc. (a)	27,958	405,111
RealD Inc. (a)	9,872	121,722
Realnetworks Inc. (a)	5,369	29,046
RealPage Inc. (a)	12,816	244,401
Reis Inc.	2,100	46,578
RetailMeNot Inc. (a)	9,343	166,586
Rocket Fuel Inc. (a)	6,350	52,070
Rofin-Sinar Technologies Inc. (a)	6,934	191,378
Rogers Corp. (a)	4,427	292,802
Rovi Corp. (a)	21,500	342,925
Rubicon Project Inc., The (a)	6,230	93,201
Ruckus Wireless Inc. (a)	18,300	189,222
Rudolph Technologies Inc. (a)	7,717	92,681
Sanmina Corp. (a)	20,026	403,724
Sapiens International Corp. NV	6,300	65,394
ScanSource Inc. (a)	6,978	265,583
Science Applications International Corp.	11,152	589,383
SciQuest Inc. (a)	6,754	100,027
SeaChange International Inc. (a)	8,200	57,482
Semtech Corp. (a)	16,149	320,558
ServiceSource International Inc. (a)	14,259	77,997
ShoreTel Inc. (a)	16,139	109,422
Shutterstock Inc. (a)	4,800	281,472
Sigma Designs Inc. (a)	8,600	102,598
Silicon Graphics International Corp. (a)	8,400	54,348
Silicon Laboratories Inc. (a)	10,400	561,704
Silver Spring Networks Inc. (a)	8,700	107,967
Sonus Networks Inc. (a)	12,121	83,877
SPS Commerce Inc. (a)	3,925	258,265
Stamps.com Inc. (a)	3,440	253,081
Stratasys Ltd. (a)	12,400	433,132
Super Micro Computer Inc. (a)	9,107	269,385
Sykes Enterprises Inc. (a)	9,435	228,799
Synaptics Inc. (a)	8,924	774,023
Synchronoss Technologies Inc. (a)	9,474	433,246
SYNNEX Corp.	7,005	512,696
Syntel Inc. (a)	7,554	358,664
Take-Two Interactive Software Inc. (a)	20,510	565,461
Tangoe Inc. (a)	9,518	119,736
Tech Data Corp. (a)	8,900	512,284

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TechTarget (a)	4,626	$41,310
TeleCommunication Systems Inc. Class A (a)	11,900	39,389
TeleNav Inc. (a)	6,808	54,804
TeleTech Holdings Inc.	3,905	105,747
Tessera Technologies Inc.	12,772	485,081
Textura Corp. (a)	5,003	139,233
TiVo Inc. (a)	23,677	240,085
Travelzoo Inc. (a)	2,100	23,688
TrueCar Inc. (a)	11,902	142,705
TTM Technologies Inc. (a)	14,305	142,907
TubeMogul Inc. (a)	3,429	49,000
Tyler Technologies Inc. (a)	8,190	1,059,622
Ubiquiti Networks Inc.	7,346	234,448
Ultra Clean Holdings Inc. (a)	7,523	46,868
Ultratech Inc. (a)	6,879	127,674
Unisys Corp. (a)	12,038	240,640
United Online Inc. (a)	3,600	56,412
Universal Display Corp. (a)	9,798	506,851
Varonis Systems Inc. (a)	2,167	47,869
VASCO Data Security International Inc. (a)	7,102	214,409
Veeco Instruments Inc. (a)	9,733	279,726
Verint Systems Inc. (a)	14,939	907,470
ViaSat Inc. (a)	10,399	626,644
Violin Memory Inc. (a)	24,177	59,234
Virnetx Holding Corp. (a)	10,627	44,633
Virtusa Corp. (a)	7,228	371,519
Vishay Intertechnology Inc.	32,800	383,104
Vishay Precision Group Inc. (a)	3,021	45,496
Web.com Group Inc. (a)	10,657	258,113
WebMD Health Corp. (a)	9,182	406,579
Wix.com Ltd. (a)	4,600	108,652
Workiva Inc. (a)	1,801	24,908
Xactly Corp. (a)	31	266
Xcerra Corp. (a)	13,396	101,408
XO Group Inc. (a)	6,200	101,370
Xoom Corp. (a)	7,626	160,565
Yodlee Inc. (a)	4,455	64,330
Zendesk Inc. (a)	13,019	289,152
Zix Corp. (a)	13,900	71,863

		78,739,389

Materials (3.93%)
A. Schulman Inc.	7,047	308,095
AEP Industries Inc. (a)	900	49,680
AK Steel Holding Corp. (a)	44,300	171,441
American Vanguard Corp.	7,413	102,299
Axiall Corp.	17,082	615,806
Balchem Corp.	7,588	422,803
Berry Plastics Group Inc. (a)	29,000	939,600
Boise Cascade Co. (a)	9,498	348,387
Calgon Carbon Corp.	12,540	243,025
Carpenter Technology Corp.	12,200	471,896
Century Aluminum Co. (a)	11,700	122,031
Chase Corp.	1,554	61,772

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Chemtura Corp. (a)	16,283	$460,972
Clearwater Paper Corp. (a)	4,676	267,935
Cliffs Natural Resources Inc.	37,200	161,076
Coeur Mining Inc. (a)	32,020	182,834
Commercial Metals Co.	28,100	451,848
Core Molding Technologies Inc. (a)	1,900	43,396
Deltic Timber Corp.	2,565	173,497
Ferro Corp. (a)	18,024	302,443
Flotek Industries Inc. (a)	13,328	167,000
FutureFuel Corp.	6,273	80,734
Globe Specialty Metals Inc.	15,805	279,748
Greif Inc. Class A	7,500	268,875
Handy & Harman Ltd. (a)	648	22,453
Hawkins Inc.	2,665	107,639
Haynes International Inc.	3,100	152,892
HB Fuller Co.	12,254	497,757
Headwaters Inc. (a)	17,676	322,057
Hecla Mining Co.	87,869	231,095
Horsehead Holding Corp. (a)	13,729	160,904
Innophos Holdings Inc.	5,111	269,043
Innospec Inc.	5,749	258,935
Intrepid Potash Inc. (a)	13,200	157,608
Kaiser Aluminum Corp.	4,200	348,936
Kapstone Paper and Packaging Corp.	20,646	477,336
KMG Chemicals Inc.	2,201	55,993
Koppers Holdings Inc.	5,019	124,070
Kraton Performance Polymers Inc. (a)	7,614	181,822
Kronos Worldwide Inc.	5,200	56,992
Louisiana-Pacific Corp. (a)	34,610	589,408
LSB Industries Inc. (a)	4,700	191,948
Materion Corp.	4,852	171,033
Minerals Technologies Inc.	8,384	571,202
Myers Industries Inc.	5,966	113,354
Neenah Paper Inc.	4,153	244,861
Olin Corp.	18,819	507,172
Olympic Steel Inc.	2,300	40,112
OM Group Inc.	7,391	248,338
Omnova Solutions Inc. (a)	11,758	88,067
P. H. Glatfelter Co.	10,296	226,409
PolyOne Corp.	21,663	848,540
Quaker Chemical Corp.	3,300	293,172
Rayonier Advanced Materials Inc.	9,800	159,348
Real Industry Inc. (a)	5,900	66,965
Rentech Inc. (a)	56,994	60,984
RTI International Metals Inc. (a)	7,570	238,606
Ryerson Holding Corp. (a)	2,755	25,070
Schnitzer Steel Industries Inc. Class A	6,432	112,367
Schweitzer-Mauduit International Inc.	7,548	301,014
Senomyx Inc. (a)	10,500	56,280
Sensient Technologies Corp.	11,386	778,119
Stepan Co.	4,646	251,395
Stillwater Mining Co. (a)	29,222	338,683
Summit Materials Inc. Class A (a)	6,187	157,768
SunCoke Energy Inc.	15,777	205,101
TimkenSteel Corp.	9,700	261,803
Trecora Resources (a)	5,000	75,500

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Tredegar Corp.	5,899	$130,427
Trinseo SA (a)	2,800	75,152
Tronox Ltd. Class A	15,604	228,287
United States Lime & Minerals Inc.	414	24,062
US Concrete Inc. (a)	3,700	140,193
Valhi Inc.	4,600	26,036
Wausau Paper Corp.	10,426	95,711
Worthington Industries Inc.	11,622	349,357

		18,414,569

Telecommunication Services (0.83%)
8x8 Inc. (a)	21,229	190,212
Atlantic Tele-Network Inc.	2,449	169,177
Boingo Wireless Inc. (a)	8,910	73,597
Cincinnati Bell Inc. (a)	50,085	191,325
Cogent Communications Holdings Inc.	11,200	379,008
Consolidated Communications Holdings Inc.	12,043	253,023
FairPoint Communications Inc. (a)	5,294	96,457
General Communication Inc. Class A (a)	8,782	149,382
Globalstar Inc. (a)	115,600	243,916
Hawaiian Telcom Holdco Inc. (a)	2,600	67,860
IDT Corp. Class B	4,305	77,834
inContact Inc. (a)	14,920	147,260
Inteliquent Inc.	7,900	145,360
Intelsat SA (a)	6,700	66,464
Iridium Communications Inc. (a)	19,815	180,118
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	12,922
Lumos Networks Corp.	5,550	82,084
NTELOS Holdings Corp.	4,650	21,483
Orbcomm Inc. (a)	13,764	92,907
Pacific DataVision Inc. (a)	3,200	134,816
Premiere Global Services Inc. (a)	10,840	111,544
RingCentral Inc. Class A (a)	13,027	240,869
Shenandoah Telecommunications Co.	5,738	196,412
Spok Holdings Inc.	5,566	93,731
Straight Path Communications Inc. Class B (a)	2,300	75,417
Vonage Holdings Corp. (a)	45,779	224,775
Windstream Holdings Inc.	24,400	155,672

		3,873,625

Utilities (3.19%)
Abengoa Yield PLC	11,900	372,708
ALLETE Inc.	11,796	547,212
American States Water Co.	9,156	342,343
Artesian Resources Corp. Class A	1,786	37,667
Atlantic Power Corp.	28,644	88,224
Avista Corp.	15,306	469,129
Black Hills Corp.	10,789	470,940
California Water Service Group	11,682	266,934
Chesapeake Utilities Corp.	3,662	197,199
Cleco Corp.	14,780	795,903

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Connecticut Water Service Inc.	2,624	$89,636
Consolidated Water Co. Ltd. Ordinary Shares	3,600	45,360
Dynegy Inc. (a)	31,143	910,933
El Paso Electric Co.	9,732	337,311
Empire District Electric Co., The	10,730	233,914
Genie Energy Ltd. Class B (a)	3,000	31,410
Idacorp Inc.	12,155	682,382
Laclede Group Inc., The	10,629	553,346
MGE Energy Inc.	8,439	326,843
Middlesex Water Co.	3,953	89,180
New Jersey Resources Corp.	20,724	570,946
Northwest Natural Gas Co.	6,475	273,116
NorthWestern Corp.	11,444	557,895
NRG Yield Inc. Class A	8,379	184,254
NRG Yield Inc. Class C	8,379	183,416
ONE Gas Inc.	12,900	549,024
Ormat Technologies Inc.	9,040	340,627
Otter Tail Corp.	9,036	240,358
Pattern Energy Group Inc.	12,573	356,822
Piedmont Natural Gas Company Inc.	19,137	675,727
PNM Resources Inc.	19,177	471,754
Portland General Electric Co.	19,066	632,229
SJW Corp.	3,948	121,164
South Jersey Industries Inc.	16,596	410,419
Southwest Gas Corp.	11,323	602,497
Spark Energy Inc. Class A	800	12,608
Talen Energy Corp. (a)	20,200	346,632
UIL Holdings Corp.	13,786	631,675
Unitil Corp.	3,398	112,202
Vivint Solar Inc. (a)	5,157	62,761
WGL Holdings Inc.	12,052	654,303
York Water Co., The	2,900	60,494

		14,939,497

Total Common Stocks
(cost $334,247,572)		458,503,991

	Shares	Value
Short-term Investments (3.38%)
JPMorgan U.S. Government Money Market Fund	15,094,136	$15,094,136

	Principal amount	Value
U.S. Treasury Bill (c)
0.056%, 10/08/2015	$775,000	$774,974

Total Short-term Investments
(cost $ 15,869,040)		15,869,110

TOTAL INVESTMENTS (101.25%)
(cost $ 350,116,612)		474,373,101
LIABILITIES, NET OF OTHER ASSETS (-1.25%)		(5,879,504)

NET ASSETS (100.00%)		$468,493,597

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2015, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.	57

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	83	September 2015	$10,497,925	$10,378,320	($119,605)

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.12%)
Australia (6.71%)
AGL Energy Ltd.	13,670	$164,004
Alumina Ltd.	55,470	65,481
Amcor Ltd.	24,555	259,931
AMP Ltd.	59,550	276,594
APA Group	23,062	146,618
Aristocrat Leisure Ltd.	11,883	70,138
Asciano Ltd.	20,069	102,970
ASX Ltd.	4,061	125,017
Aurizon Holdings Ltd.	42,875	169,701
AusNet Services	36,169	38,929
Australia & New Zealand Banking Group Ltd.	56,597	1,406,091
Bank of Queensland Ltd.	6,978	68,752
Bendigo and Adelaide Bank Ltd.	9,322	88,179
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	65,434	1,365,636
Boral Ltd.	15,035	67,862
Brambles Ltd.	31,422	256,983
Caltex Australia Ltd.	5,344	131,323
CIMIC Group Ltd.	2,074	34,804
Coca-Cola Amatil Ltd.	11,437	80,742
Cochlear Ltd.	1,237	76,496
Commonwealth Bank of Australia	33,085	2,173,091
Computershare Ltd.	9,303	84,051
Crown Resorts Ltd.	7,339	69,081
CSL Ltd.	9,708	647,678
Dexus Property Group	20,423	115,029
Federation Centres	67,054	151,068
Flight Centre Travel Group Ltd.	1,064	28,002
Fortescue Metals Group Ltd.	29,472	43,432
Goodman Group	35,388	171,194
GPT Group	35,279	116,500
Harvey Norman Holdings Ltd.	11,319	39,387
Healthscope Ltd.	25,193	52,870
Iluka Resources Ltd.	7,836	46,432
Incitec Pivot Ltd.	34,102	101,299
Insurance Australia Group Ltd.	48,887	210,471
James Hardie Industries PLC	8,768	117,169
Lend Lease Corp. Ltd.	11,207	129,961
Macquarie Group Ltd.	5,983	375,757
Medibank Private Ltd. (a)	54,609	84,688
Mirvac Group	77,615	110,785
National Australia Bank Ltd.	53,470	1,374,197
Newcrest Mining Ltd. (a)	15,258	153,276
Orica Ltd.	7,280	119,527
Origin Energy Ltd.	22,487	207,678
Platinum Asset Management Ltd.	4,603	26,565
Qantas Airways Ltd. (a)	12,829	31,278
QBE Insurance Group Ltd.	28,216	297,597
Ramsay Health Care Ltd.	2,823	133,887
REA Group Ltd.	1,046	31,644
Rio Tinto Ltd.	8,959	371,537
Santos Ltd.	19,788	119,544
Scentre Group	106,620	308,485
Seek Ltd.	6,996	75,893
Sonic Healthcare Ltd.	7,802	128,640

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd. (a)	64,194	$88,657
Stockland	46,929	148,453
Suncorp Group Ltd.	26,771	277,399
Sydney Airport	21,660	83,225
Tabcorp Holding Ltd.	16,390	57,538
Tatts Group Ltd.	31,663	90,878
Telstra Corp. Ltd.	88,245	418,045
TPG Telecom Ltd.	5,799	40,134
Transurban Group	39,654	284,534
Treasury Wine Estates Ltd.	12,793	49,254
Wesfarmers Ltd.	23,187	698,244
Westfield Corp.	39,843	280,357
Westpac Banking Corp.	63,818	1,583,027
Woodside Petroleum Ltd.	15,306	404,234
Woolworths Ltd.	26,007	540,971
WorleyParsons Ltd.	3,949	31,718

		18,320,612

Austria (0.17%)
Andritz AG	1,650	91,331
Erste Group Bank AG (a)	5,603	159,130
Immoeast AG Interim Shares (a) (b)	8,216	0
Immofinanz AG Interim Shares (a) (b)	7,204	0
OMV AG	2,874	79,077
Raiffeisen Bank International AG (a)	2,187	31,818
VoestAlpine AG	2,369	98,591

		459,947

Belgium (1.27%)
Ageas	4,222	162,648
Anheuser-Busch InBev NV	16,383	1,963,443
Colruyt SA	1,360	60,898
Delhaize Group	2,158	178,177
Groupe Bruxelles Lambert SA	1,687	135,790
KBC GROEP NV	5,026	335,858
Proximus	3,216	113,548
Solvay SA	1,189	163,574
Telenet Group Holding NV (a)	1,033	56,188
UCB SA	2,658	190,805
Umicore SA	2,073	98,290

		3,459,219

Denmark (1.63%)
A P Moller-Maersk A/S Class A	76	133,445
A P Moller-Maersk A/S Class B	147	266,238
Carlsberg A/S Class B	2,230	202,443
Coloplast A/S Class B	2,197	144,160
Danske Bank A/S	14,359	422,279
DSV A/S	3,621	117,311
ISS A/S	3,120	102,945
Novo Nordisk A/S Class B	38,774	2,112,554
Novozymes A/S B Shares	5,000	237,675
Pandora A/S	2,335	250,880
TDC A/S	16,066	117,808
Tryg A/S	2,594	54,075

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Vestas Wind Systems A/S	4,680	$233,584
William Demant Holding A/S (a)	578	44,093

		4,439,490

Finland (0.80%)
Elisa OYJ	3,002	95,149
Fortum OYJ	9,264	164,628
Kone Corp. OYJ Class B	6,505	263,976
Metso OYJ	2,272	62,412
Neste Oyj	2,575	65,625
Nokia OYJ	75,159	510,287
Nokian Renkaat OYJ	2,334	73,144
Orion OYJ Class B	2,131	74,551
Sampo OYJ A Shares	8,994	423,639
Stora Enso OYJ R Shares	11,110	114,508
UPM-Kymmene OYJ	10,828	191,576
Wartsila OYJ Class B	2,974	139,320

		2,178,815

France (9.21%)
Accor SA	4,403	222,217
Aeroports de Paris (ADP)	601	67,907
Air Liquide SA	7,085	896,108
Airbus Group SE	11,978	777,183
Alcatel-Lucent (a)	56,238	204,894
Alstom SA (a)	4,539	128,785
Arkema	1,317	94,893
AtoS	1,777	132,693
AXA SA	40,083	1,011,256
BNP Paribas SA	21,516	1,298,902
Bollore	17,290	92,042
Bouygues SA	4,154	155,303
Bureau Veritas SA	5,247	120,853
Cap Gemini SA	3,165	280,057
Carrefour SA	11,254	360,336
Casino Guichard Perrachon SA	1,133	85,829
Christian Dior SE	1,097	214,146
Cie Generale des Etablissements Michelin Class B	3,821	400,382
CNP Assurances	3,501	58,468
Compagnie de Saint-Gobain	9,829	441,273
Credit Agricole SA	21,284	316,538
Danone	11,789	762,160
Dassault Systemes SA	2,594	188,611
Edenred	4,437	109,641
Electricite de France	5,174	115,365
Essilor International SA	4,201	501,133
Eurazeo SA	737	48,765
Eutelsat Communications	3,674	118,578
Fonciere des Regions	583	49,540
GDF Suez	30,095	558,295
Gecina SA	677	83,438
Groupe Eurotunnel SE	9,570	138,592
Hermes International	554	206,658
ICADE	665	47,492
Iliad SA	548	121,485

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Imerys SA	652	$49,864
JC Decaux SA	1,532	63,929
Kering	1,578	281,741
Klepierre	3,409	149,950
Lafarge SA	3,741	247,069
Lagardere SCA	2,491	72,649
Legrand SA	5,331	299,303
L’Oreal SA	5,139	916,674
LVMH Moet Hennessy Louis Vuitton SE	5,734	1,004,589
Natixis SA	19,396	139,580
Numericable - SFR SAS (a)	1,915	101,506
Orange	37,775	581,587
Pernod Ricard SA	4,319	498,838
Peugeot SA (a)	8,966	184,371
Publicis Groupe	3,847	284,435
Remy Cointreau SA	487	35,101
Renault SA	3,937	410,036
Rexel SA	5,828	93,952
Safran SA	5,885	398,836
Sanofi	24,232	2,383,807
Schneider Electric SE (London)	324	22,370
Schneider Electric SE (Paris)	10,951	756,086
SCOR SE	3,043	107,355
SES	6,547	219,953
Societe BIC SA	554	88,321
Societe Generale	14,732	687,671
Sodexo	1,976	187,647
STMicroelectronics NV	12,439	101,996
Suez Environnement Co.	5,949	110,659
Technip SA	2,069	128,064
Thales SA	2,169	130,965
Total SA	43,822	2,128,610
Valeo SA	1,634	257,492
Vallourec SA	2,415	49,324
Veolia Environnement	9,213	187,859
Vinci SA	9,605	555,538
Vivendi	23,457	591,667
Wendel	630	77,224
Zodiac Aerospace	4,021	130,898

		25,127,334

Germany (8.14%)
Adidas AG	4,329	331,319
Allianz SE Reg.	9,316	1,450,916
Axel Springer SE	977	51,291
BASF SE	18,789	1,651,035
Bayer AG	16,904	2,366,041
Bayerische Motoren Werke (BMW) AG	6,732	736,857
Beiersdorf AG	2,114	177,089
Brenntag AG	3,186	182,675
Commerzbank AG (a)	21,919	280,163
Continental AG	2,234	528,624
Daimler AG Registered Shares	19,701	1,793,112
Deutsche Annington Immobilien SE	9,344	263,554
Deutsche Bank AG Reg.	28,004	841,386

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Boerse AG	3,902	$322,998
Deutsche Lufthansa AG Reg. (a)	5,111	65,897
Deutsche Post AG	19,718	576,054
Deutsche Telekom AG	64,997	1,119,537
Deutsche Wohnen AG	6,820	156,285
E.ON SE	40,719	542,480
Evonik Industries AG	2,062	78,677
Fraport AG	842	52,887
Fresenius Medical Care AG & Co. KGaA	4,471	369,052
Fresenius SE & Co. KGaA	7,713	494,863
GEA Group AG	3,722	166,020
Hannover Rueck SE	1,289	124,721
HeidelbergCement AG	2,829	224,338
Henkel AG & Co. KGaA	2,121	202,149
Hugo Boss AG	1,323	147,863
Infineon Technologies AG	22,817	283,120
K+S AG Reg.	4,041	170,225
Kabel Deutschland Holding AG (a)	454	60,737
Lanxess AG	1,841	108,553
Linde AG	3,792	718,254
MAN AG	691	71,174
Merck KGaA	2,611	260,174
Metro AG	3,236	102,024
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,503	620,946
Osram Licht AG	1,810	86,678
ProsiebenSat.1 Media AG Reg.	4,446	219,578
QIAGEN NV (a)	4,488	110,251
RTL Group SA	744	67,235
RWE AG	10,068	216,461
SAP SE	20,043	1,398,793
Siemens AG Reg.	16,184	1,630,160
Symrise AG	2,452	152,180
Telefonica Deutschland Holding AG	12,484	71,955
ThyssenKrupp AG	7,559	196,648
TUI AG (Germany)	5,268	85,159
United Internet AG Reg.	2,618	116,382
Volkswagen AG	725	167,756

		22,212,326

Hong Kong (3.20%)
AIA Group Ltd.	246,842	1,609,723
ASM Pacific Technology Ltd.	4,692	46,366
Bank of East Asia Ltd., The	24,707	108,052
BOC Hong Kong Holdings Ltd.	77,000	321,845
Cathay Pacific Airways Ltd.	23,494	57,769
Cheung Kong Infrastructure Holdings Ltd.	13,611	105,618
Cheung Kong Property Holdings Ltd. (a)	58,081	480,290
CK Hutchison Holdings Ltd.	58,081	857,179
CLP Holdings Ltd.	38,005	322,610
First Pacific Company Ltd.	44,353	37,364
Galaxy Entertainment Group Ltd.	47,880	190,246
Hang Lung Properties Ltd.	45,000	134,102

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Seng Bank Ltd.	15,943	$311,598
Henderson Land Development Co. Ltd.	22,845	156,936
HKT Trust and HKT Ltd.	53,100	62,337
Hong Kong & China Gas Co. Ltd.	141,119	296,382
Hong Kong Exchanges & Clearing Ltd.	22,773	803,800
Hysan Development Co. Ltd.	11,916	51,574
Kerry Properties Ltd.	12,328	48,348
Li & Fung Ltd.	115,240	91,430
Link REIT, The	47,762	280,045
MGM China Holdings Ltd.	17,454	28,551
MTR Corporation Ltd.	30,306	140,944
New World Development Company Ltd.	107,888	141,688
NWS Holdings Ltd.	30,088	43,706
PCCW Ltd.	83,704	49,888
Power Assets Holdings Ltd.	28,482	259,410
Sands China Ltd.	50,772	170,298
Shangri-La Asia Ltd.	26,974	37,582
Sino Land Co. Ltd.	63,605	106,507
SJM Holdings Ltd.	38,022	41,056
Sun Hung Kai Properties Ltd.	35,099	570,075
Swire Pacific Ltd. Class A	12,321	155,055
Swire Properties Ltd.	23,996	76,462
Techtronic Industries Company Ltd.	27,999	92,107
WH Group Ltd. (a) (c)	120,500	82,235
Wharf Holdings Ltd., The	27,700	184,392
Wheelock and Co. Ltd.	18,104	92,837
Wynn Macau Ltd.	29,936	49,742
Yue Yuen Industrial Holdings Ltd.	14,000	46,687

		8,742,836

Ireland (0.35%)
Bank of Ireland (a)	555,391	224,143
CRH PLC (Dublin)	15,870	447,978
Kerry Group PLC Class A (Dublin)	3,168	234,832
Ryanair Holdings PLC	3,431	45,212

		952,165

Israel (0.59%)
Azrieli Group	804	32,104
Bank Hapoalim B.M.	21,941	118,195
Bank Leumi Le-Israel (a)	30,193	127,686
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	64,430
Delek Group Ltd.	78	23,003
Israel Chemicals Ltd.	11,028	77,057
Israel Corporation Ltd., The	51	17,987
Mizrahi Tefahot Bank Ltd.	2,374	29,446
NICE Systems Ltd.	1,126	71,607
Teva Pharmaceutical Industries Ltd.	17,605	1,041,200

		1,602,715

Italy (2.20%)
Assicurazioni Generali SpA	23,827	429,267
Atlantia SpA	8,259	204,039

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Banca Monte dei Paschi di Siena SpA (a)	47,938	$93,313
Banco Popolare Societa Cooperativa (a)	7,684	126,442
CNH Industrial NV	19,871	181,213
Enel Green Power SpA	33,575	65,617
Enel SpA	142,938	647,616
Eni SpA	51,888	920,927
EXOR SpA	2,081	99,342
Fiat Chrysler Automobiles NV (Italy) (a)	1,315	19,264
Finmeccanica SpA (a)	8,641	108,665
Intesa Sanpaolo	259,317	940,151
Luxottica Group SpA	3,377	224,573
Mediobanca SpA	11,098	108,817
Pirelli & C. SpA	5,395	91,061
Prysmian SpA	3,927	84,846
Saipem SpA (a)	5,291	55,890
Snam SpA	42,453	201,999
Telecom Italia SpA (a)	203,269	257,887
Tenaris SA	9,773	131,617
Terna - Rete Elettrica Nationale SpA	32,081	141,774
UBI Banca - Unione di Banche Italiane ScpA	18,621	149,365
UniCredit SpA	99,234	666,552
UnipolSai SpA	17,077	42,303

		5,992,540

Japan (22.35%)
ABC-Mart Inc.	500	30,603
ACOM Co. Ltd. (a)	6,600	25,346
Advantest Corp.	2,800	29,147
Aeon Co. Ltd.	13,000	184,561
Aeon Credit Service Co. Ltd.	2,300	63,897
Aeon Mall Co. Ltd.	2,100	39,363
Air Water Inc.	3,769	69,014
Aisin Seiki Co. Ltd.	4,100	174,539
Ajinomoto Co. Inc.	11,000	238,318
Alfresa Holdings Corp.	3,600	56,066
All Nippon Airways Co. Ltd.	25,000	67,839
Amada Holdings Co. Ltd.	7,000	74,012
Aozora Bank Ltd.	25,000	94,374
Asahi Glass Co. Ltd.	19,000	114,107
Asahi Group Holdings Ltd.	7,800	248,082
Asahi Kasei Corp.	26,000	213,613
ASICS Corp.	3,400	87,927
Astellas Pharma Inc.	43,800	624,692
Bandai Namco Holdings Inc.	3,700	71,590
Bank of Kyoto Ltd., The	7,000	80,647
Bank of Yokohama Ltd., The	23,000	141,061
Benesse Holdings Inc.	1,300	32,610
Bridgestone Corp.	13,300	492,019
Brother Industries Ltd.	5,100	72,259
CALBEE Inc.	1,600	67,459
Canon Inc.	21,700	706,134
Casio Computer Co. Ltd.	4,400	86,860
Central Japan Railway Co.	3,000	541,856

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chiba Bank Ltd., The	14,000	$106,729
Chiyoda Corp.	3,077	27,254
Chubu Electric Power Co. Inc.	13,500	201,256
Chugai Pharmaceutical Co. Ltd.	4,700	162,254
Chugoku Bank Ltd., The	3,000	47,334
Chugoku Electric Power Company Inc., The	5,900	86,100
Citizen Holdings Co. Ltd.	4,800	33,494
Colopl Inc.	1,000	20,207
Credit Saison Co. Ltd.	2,800	60,034
Dai Nippon Printing Co. Ltd.	11,000	113,654
Daicel Chemical Industries Ltd.	5,700	73,215
Daihatsu Motor Co. Ltd.	3,700	52,695
Dai-ichi Life Insurance Company Ltd.	22,000	432,594
Daiichi Sankyo Co. Ltd.	12,840	237,527
Daikin Industries Ltd.	4,700	338,296
Daito Trust Construction Co. Ltd.	1,500	155,411
Daiwa House Industry Co. Ltd.	12,000	279,740
Daiwa Securities Group Inc.	34,000	254,809
Denso Corp.	9,900	493,119
Dentsu Inc.	4,416	228,765
Don Quijote Holdings Co. Ltd.	2,400	102,169
East Japan Railway Co.	6,813	612,911
Eisai Co. Ltd.	5,200	349,089
Electric Power Development Co. Ltd.	2,800	98,950
FamilyMart Co. Ltd.	1,100	50,603
Fanuc Corp.	4,200	860,694
Fast Retailing Co. Ltd.	1,100	499,375
Fuji Electric Co. Ltd.	13,000	55,979
Fuji Heavy Industries Ltd.	12,000	442,015
FUJIFILM Holdings Corp.	9,500	339,488
Fujitsu Ltd.	38,000	212,503
Fukuoka Financial Group Inc.	15,000	77,828
GungHo Online Entertainment Inc.	8,300	32,282
Gunma Bank Ltd.	7,000	51,706
Hachijuni Bank Ltd., The	9,549	72,094
Hakuhodo DY Holdings Inc.	5,100	54,632
Hamamatsu Photonics KK	3,100	91,441
Hankyu Hanshin Holdings Inc.	24,000	141,782
Hikari Tsushin Inc.	400	26,997
Hino Motors Ltd.	5,000	61,854
Hirose Electric Co. Ltd.	600	85,942
Hiroshima Bank Ltd., The	11,000	65,792
Hisamitsu Pharmaceutical Co. Inc.	1,100	42,738
Hitachi Chemical Co. Ltd.	1,900	34,279
Hitachi Construction Machinery Co. Ltd.	2,100	36,789
Hitachi High-Technologies Corp.	1,600	45,038
Hitachi Ltd.	99,000	652,639
Hitachi Metals Ltd.	5,000	76,848
Hokuhoku Financial Group Inc.	27,000	63,758
Hokuriku Electric Power Co.	3,100	46,202
Honda Motor Co. Ltd.	33,400	1,081,130
Hoya Corp.	8,600	344,815
Hulic Company Ltd.	6,500	57,679
Ibiden Co. Ltd.	2,300	38,902

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Idemitsu Kosan Co. Ltd.	1,600	$31,416
IHI Corp.	28,000	130,408
Iida Group Holdings Co. Ltd.	3,300	52,580
INPEX Corp.	19,600	222,849
Isetan Mitsukoshi Holdings Ltd.	6,940	124,073
Isuzu Motors Ltd.	12,000	157,617
Itochu Corp.	32,500	429,403
Itochu Techno-Solutions Corp.	1,000	24,921
Iyo Bank Ltd., The	5,000	61,445
J. Front Retailing Co. Ltd.	4,800	90,364
Japan Airlines Co. Ltd.	2,600	90,714
Japan Airport Terminal Co. Ltd.	800	43,600
Japan Display Inc. (a)	7,400	27,874
Japan Exchange Group Inc.	5,700	185,133
Japan Prime Realty Investment Corp.	15	46,636
Japan Real Estate Investment Corp.	27	122,662
Japan Retail Fund Investment Corp.	51	102,054
Japan Tobacco Inc.	22,600	805,224
JFE Holdings Inc.	10,200	226,403
JGC Corp.	4,000	75,565
Joyo Bank Ltd., The	12,000	67,263
JSR Corp.	3,700	65,423
JTEKT Corp.	4,000	75,761
JX Holdings Inc.	45,800	197,668
Kajima Corp.	18,000	84,569
Kakaku.com Inc.	2,900	41,989
Kamigumi Co. Ltd.	5,000	46,983
Kaneka Corp.	5,000	36,565
Kansai Electric Power Company Inc., The (a)	14,100	156,167
Kansai Paint Co. Ltd.	5,000	77,501
Kao Corp.	10,200	474,475
Kawasaki Heavy Industries Ltd.	29,000	135,303
KDDI Corp.	35,700	861,689
Keihan Electric Railway Co. Ltd.	10,000	58,259
Keikyu Corp.	9,000	67,950
Keio Corp.	13,000	93,051
Keisei Electric Railway Co. Ltd.	6,000	71,381
Keyence Corp.	970	523,579
Kikkoman Corp.	3,000	93,761
Kintetsu Group Holdings Co. Ltd.	38,000	129,477
Kirin Holdings Co. Ltd.	16,500	227,307
Kobe Steel Ltd.	61,000	102,676
Koito Manufacturing Company Ltd.	2,124	82,870
Komatsu Ltd.	19,400	389,474
Konami Corp.	2,000	37,194
Konica Minolta Holdings Inc.	9,000	105,086
Kubota Corp.	23,000	364,869
Kuraray Co. Ltd.	7,500	91,739
Kurita Water Industries Ltd.	2,000	46,640
Kyocera Corp.	6,500	337,946
Kyowa Hakko Kirin Co. Ltd.	5,000	65,408
Kyushu Electric Power Co. Inc. (a)	8,300	96,303
Lawson Inc.	1,300	89,014
LIXIL Group Corp.	5,700	113,176
M3 Inc.	4,000	80,467

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mabuchi Motor Co. Ltd.	1,000	$63,243
Makita Corp.	2,400	130,212
Marubeni Corp.	33,000	189,369
Marui Group Co. Ltd.	5,400	72,980
Maruichi Steel Tube Ltd.	1,000	24,840
Mazda Motor Corp.	10,800	211,614
McDonald’s Holdings Company Ltd. (Japan)	1,300	27,458
MEDIPAL HOLDINGS CORP.	2,500	40,793
MEIJI Holdings Company Ltd.	1,268	163,700
Minebea Co. Ltd.	6,000	99,081
Miraca Holdings Inc.	1,090	54,507
Mitsubishi Chemical Holdings Corp.	27,500	173,132
Mitsubishi Corp.	28,400	624,691
Mitsubishi Electric Corp.	40,000	517,057
Mitsubishi Estate Company Ltd.	26,000	560,109
Mitsubishi Gas Chemical Co. Inc.	7,000	39,237
Mitsubishi Heavy Industries Ltd.	63,000	383,348
Mitsubishi Logistics Corp.	2,000	26,278
Mitsubishi Materials Corp.	24,000	92,168
Mitsubishi Motors Corp.	13,000	110,684
Mitsubishi Tanabe Pharma Corp.	4,300	64,473
Mitsubishi UFJ Financial Group Inc.	259,600	1,866,210
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	52,008
Mitsui & Co. Ltd.	35,000	475,446
Mitsui Chemicals Inc.	19,000	70,638
Mitsui Fudosan Co. Ltd.	19,000	532,034
Mitsui OSK Lines Ltd.	24,000	76,872
mixi Inc.	1,000	49,679
Mizuho Financial Group Inc.	473,129	1,024,465
MS&AD Insurance Group Holdings Inc.	10,500	327,136
Murata Manufacturing Co. Ltd.	4,200	733,031
Nabtesco Corp.	2,345	58,824
Nagoya Railroad Co. Ltd.	18,000	67,361
NEC Corp.	52,000	157,634
Nexon Co. Ltd.	2,900	39,904
NGK Insulators Ltd.	5,000	128,897
NGK Spark Plug Co. Ltd.	3,700	102,639
NH Foods Ltd.	3,000	68,489
NHK Spring Co. Ltd.	3,000	33,068
Nidec Corp.	4,400	329,501
Nikon Corp.	7,000	80,990
Nintendo Co. Ltd.	2,200	367,970
Nippon Building Fund Inc.	28	122,629
Nippon Electric Glass Co. Ltd.	7,500	37,995
Nippon Express Co. Ltd.	18,000	88,540
Nippon Paint Co. Ltd.	2,900	81,869
Nippon Prologis REIT Inc.	33	60,777
Nippon Steel Corp.	157,000	407,172
Nippon Telegraph & Telephone Corp.	15,426	558,820
Nippon Yusen KK	33,000	91,948
Nissan Motor Co. Ltd.	50,600	527,148
Nisshin Seifun Group Inc.	4,900	65,181
Nissin Foods Holdings Co. Ltd.	1,400	61,429
Nitori Holdings Co. Ltd.	1,500	122,319

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nitto Denko Corp.	3,400	$279,479
NOK Corp.	2,000	62,099
Nomura Holdings Inc.	75,200	510,366
Nomura Real Estate Holdings Inc.	2,300	48,298
Nomura Research Institute Ltd.	2,400	93,933
NSK Ltd.	9,500	146,787
NTT Data Corp.	2,600	113,658
NTT DoCoMo Inc.	30,800	589,902
NTT Urban Development Corp.	2,300	22,890
Obayashi Corp.	14,000	102,153
Odakyu Electric Railway Co. Ltd.	13,000	121,412
Oji Paper Co. Ltd.	16,000	69,551
Olympus Corp.	5,400	186,641
OMRON Corp.	4,000	173,878
Ono Pharmaceutical Co. Ltd.	1,700	185,717
Oracle Corp. Japan	700	29,285
Oriental Land Co. Ltd.	4,000	255,423
Orix Corp.	26,900	400,252
Osaka Gas Co. Ltd.	38,000	150,063
OTSUKA Corp.	1,100	51,412
Otsuka Holdings Co. Ltd.	7,931	252,961
Panasonic Corp.	44,800	615,526
Park24 Co. Ltd.	1,900	32,555
Rakuten Inc.	16,600	268,223
Recruit Holdings Co Ltd.	2,800	85,452
Resona Holdings Inc.	44,295	241,951
Ricoh Co. Ltd.	14,300	148,392
RINNAI Corp.	700	55,195
Rohm Co. Ltd.	1,900	127,458
Sankyo Co. Ltd.	1,000	35,421
Sanrio Co. Ltd.	800	21,735
Santen Pharmaceutical Co. Ltd.	7,800	110,450
SBI Holdings Inc.	4,000	55,105
Secom Co. Ltd.	4,200	272,656
Sega Sammy Holdings Inc.	4,226	55,249
Seibu Holdings Inc.	2,400	55,615
Seiko Epson Corp.	5,400	95,791
Sekisui Chemical Co. Ltd.	8,000	98,247
Sekisui House Ltd.	12,000	190,612
Seven & I Holdings Co. Ltd.	15,380	661,019
Seven Bank Ltd.	13,400	62,081
Sharp Corp. (a)	31,000	37,742
Shikoku Electric Power Co. Inc.	3,500	52,421
Shimadzu Corp.	5,000	67,941
Shimamura Co. Ltd.	400	42,031
Shimano Inc.	1,600	218,327
Shimizu Corp.	12,000	101,091
Shin-Etsu Chemical Co. Ltd.	8,400	521,564
Shinsei Bank Ltd.	35,000	70,638
Shionogi & Co. Ltd.	6,200	240,381
Shiseido Co. Ltd.	7,300	165,702
Shizuoka Bank Ltd., The	11,000	114,957
Showa Shell Sekiyu KK	3,400	29,726
SMC Corp.	1,100	331,344
Softbank Corp.	19,700	1,160,414

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sompo Japan Nipponkoa Holdings Inc.	6,700	$245,888
Sony Corp. (a)	24,000	678,809
Sony Financial Holdings Inc.	3,800	66,632
Stanley Electric Co. Ltd.	2,800	58,386
Sumitomo Chemical Co. Ltd.	30,000	180,414
Sumitomo Corp.	22,700	264,124
Sumitomo Dainippon Pharma Co. Ltd.	3,000	33,068
Sumitomo Electric Industries Ltd.	15,400	238,704
Sumitomo Heavy Industries Ltd.	11,000	64,175
Sumitomo Metal Mining Co. Ltd.	10,000	152,265
Sumitomo Mitsui Financial Group Inc.	25,889	1,154,782
Sumitomo Mitsui Trust Holdings Inc.	69,000	316,063
Sumitomo Realty & Development Co. Ltd.	7,000	245,573
Sumitomo Rubber Industries Ltd.	3,800	58,901
Suntory Beverage & Food Ltd.	2,800	111,533
Suruga Bank Ltd.	3,500	75,128
Suzuken Co. Ltd.	1,400	44,842
Suzuki Motor Corp.	7,298	246,576
Sysmex Corp.	2,900	172,979
T&D Holdings Inc.	11,800	175,961
TAIHEIYO CEMENT CORP.	26,000	76,055
Taisei Corp.	22,000	126,372
Taisho Pharmaceutical Holdings Co. Ltd.	600	40,544
Taiyo Nippon Sanso Corp.	3,000	36,303
Takashimaya Co. Ltd.	6,000	54,418
Takeda Pharmaceutical Company Ltd.	16,100	777,604
TDK Corp.	2,600	199,060
Teijin Ltd.	18,000	69,862
Terumo Corp.	6,200	148,788
THK Co. Ltd.	2,700	58,375
Tobu Railway Co. Ltd.	22,000	94,554
Toho Co. Ltd.	2,200	54,737
Toho Gas Co. Ltd.	8,000	47,391
Tohoku Electric Power Co. Inc.	9,100	123,281
Tokio Marine Holdings Inc.	14,200	591,043
Tokyo Electric Power Company Inc. (a)	29,200	159,140
Tokyo Electron Ltd.	3,600	227,881
Tokyo Gas Co. Ltd.	48,000	254,933
Tokyo Tatemono Co. Ltd.	4,000	55,562
Tokyu Corp.	24,000	160,804
Tokyu Fudosan Holdings Corp.	11,100	85,618
TonenGeneral Sekiyu KK	6,000	55,840
Toppan Printing Co. Ltd.	10,000	83,670
Toray Industries Inc.	30,000	253,830
Toshiba Corp.	84,000	288,957
Toto Ltd.	6,000	108,151
Toyo Seikan Kaisha Ltd.	3,100	49,697
Toyo Suisan Kaisha Ltd.	2,000	72,966
Toyoda Gosei Co. Ltd.	1,200	28,955
Toyota Industries Corp.	3,400	193,913
Toyota Motor Corp.	55,700	3,733,359

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Tsusho Corp.	4,400	$118,103
Trend Micro Inc.	2,000	68,472
Unicharm Corp.	7,500	178,300
United Urban Investment Corp.	58	82,035
USS Co. Ltd.	4,200	75,843
West Japan Railway Co.	3,300	211,264
Yahoo Japan Corp.	30,000	121,093
Yakult Honsha Co. Ltd.	1,700	100,846
Yamada Denki Co. Ltd.	13,600	54,451
Yamaguchi Financial Group Inc.	4,000	49,843
Yamaha Corp.	3,600	72,656
Yamaha Motor Co. Ltd.	5,100	111,555
Yamato Holdings Co. Ltd.	6,900	133,591
Yamazaki Baking Co. Ltd.	2,000	33,321
Yaskawa Electric Corp.	4,900	62,779
Yokogawa Electric Corp.	5,100	65,591
Yokohama Rubber Company Ltd., The	2,000	40,168

		60,982,495

Netherlands (2.98%)
Aegon NV	38,304	281,500
Akzo Nobel NV	5,032	366,160
Altice SA (a)	1,799	247,794
ArcelorMittal	20,635	200,902
ASML Holding NV	7,131	736,964
Delta Lloyd NV	4,424	72,625
Gemalto NV	1,691	150,591
Heineken Holding NV	2,064	144,851
Heineken NV	4,662	353,789
ING Groep NV CVA	78,469	1,295,596
Koninklijke Ahold NV	18,583	348,050
Koninklijke Boskalis Westminster NV	1,922	94,066
Koninklijke DSM NV	3,693	214,091
Koninklijke KPN NV	63,986	244,678
Koninklijke Philips NV	19,727	501,872
Koninklijke Vopak NV	1,545	77,966
NN Group NV	3,458	97,208
OCI NV (a)	1,581	44,681
Randstad Holding NV	2,637	171,717
Reed Elsevier NV	13,716	325,322
TNT Express NV	9,689	82,191
Unibail-Rodamco SE (Amsterdam)	1,998	504,967
Unilever NV CVA	33,278	1,385,869
Wolters Kluwer - CVA	6,316	187,618

		8,131,068

New Zealand (0.12%)
Auckland International Airport Ltd.	18,582	62,142
Contact Energy Ltd.	6,866	23,310
Fletcher Building Ltd.	13,758	75,704
Meridian Energy Ltd.	24,405	35,722
Mighty River Power Ltd.	16,801	31,765
Ryman Healthcare Ltd.	7,066	37,923
Spark New Zealand Ltd.	36,499	69,130

		335,696

	Shares	Value
Common Stocks (Cont.)
Norway (0.63%)
DnB NOR ASA	20,204	$337,056
Gjensidige Forsikring ASA	4,030	64,970
Norsk Hydro ASA	26,327	110,977
Orkla ASA	16,230	127,721
Seadrill Ltd.	7,447	77,600
Statoil ASA	23,161	413,861
Subsea 7 SA (a)	5,826	57,031
Telenor ASA	15,232	333,764
Yara International ASA	3,632	189,187

		1,712,167

Portugal (0.15%)
Banco Comercial Portugues SA Rights (a)	812,015	70,611
Banco Espirito Santo SA Reg. (a) (b)	47,542	0
Energias de Portugal SA	46,477	176,430
Galp Energia SGPS SA B Shares	7,835	91,891
Jeronimo Martins SGPS SA	5,541	71,040

		409,972

Singapore (1.40%)
Ascendas Real Estate Investment Trust	40,000	73,062
CapitaLand Commercial Trust	42,000	48,647
Capitaland Ltd.	51,000	132,531
CapitaLand Mall Trust	48,000	76,623
City Developments Ltd.	8,000	58,091
Comfortdelgro Corp. Ltd.	41,000	95,282
DBS Group Holdings Ltd.	35,807	550,059
Genting Singapore PLC	123,000	81,735
Global Logistic Properties Ltd.	67,726	127,220
Golden Agri-Resources Ltd.	141,330	43,023
Hutchison Port Holdings Trust	114,000	71,820
Jardine Cycle & Carriage Ltd.	2,263	55,615
Jardine Cycle & Carriage Ltd. Rights (a) (b)	251	1,326
Keppel Corp. Ltd.	29,400	179,432
Noble Group Ltd.	95,300	53,776
Oversea-Chinese Banking Corporation Ltd.	62,043	468,944
Sembcorp Industries Ltd.	22,120	63,887
Sembcorp Marine Ltd.	15,800	33,316
Singapore Airlines Ltd.	10,367	82,591
Singapore Exchange Ltd.	16,000	93,017
Singapore Press Holdings Ltd.	32,000	96,937
Singapore Technologies Engineering Ltd.	33,500	82,080
Singapore Telecommunications Ltd.	162,550	508,101
StarHub Ltd.	12,000	35,193
Suntec Real Estate Investment Trust	52,900	67,753
United Overseas Bank Ltd.	26,618	455,936
UOL Group Ltd.	9,094	46,724
Wilmar International Ltd.	40,900	99,604
Yangzijiang Shipbuilding Holdings Ltd.	36,548	38,397

		3,820,722

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.43%)
Abertis Infraestructuras SA	9,393	$154,039
Abertis Infraestructuras SA Rights (a) (b)	9,393	7,702
ACS Actividades de Construccion y Servicios SA	4,039	129,923
Aena SA (a) (c)	1,341	140,143
Amadeus IT Holding SA A Shares	9,083	362,062
Banco Bilbao Vizcaya Argentaria SA	128,977	1,264,201
Banco de Sabadell SA	100,268	242,012
Banco de Sabadell SA Interim Shares (a) (b)	1,692	4,084
Banco Popular Espanol SA	35,305	171,058
Banco Santander SA	293,742	2,051,323
Bankia SA (a)	91,655	116,283
Bankinter SA	14,313	105,778
CaixaBank SA	53,033	245,719
Distribuidora Internacional de Alimentacion SA	12,527	95,665
Enagas SA	4,228	114,988
Endesa SA	6,470	123,812
Ferrovial SA	9,100	197,323
Gas Natural SDG SA	7,278	165,036
Grifols SA	2,778	111,896
Iberdrola SA	110,423	743,801
Industria de Diseno Textil SA	22,180	720,926
International Consolidated Airlines Group SA (a)	16,348	127,142
Mapfre SA	22,332	76,856
Red Electrica Corporacion SA	2,170	173,894
Repsol SA	21,014	368,982
Repsol SA Rights (a)	21,014	10,894
Telefonica SA	91,037	1,294,030
Zardoya Otis SA	3,091	33,667
Zardoya Otis SA Rights (a)	3,091	1,347

		9,354,586

Sweden (2.87%)
Alfa Laval AB	5,972	105,106
Assa Abloy AB Class B	20,193	380,239
Atlas Copco AB Class A	13,854	387,718
Atlas Copco AB Class B	7,737	192,729
Boliden AB	5,396	98,353
Electrolux AB Series B	4,775	149,646
Elekta AB B Shares	7,055	44,254
Getinge AB B Shares	3,999	96,238
Hennes & Mauritz AB (H&M) B Shares	19,494	750,615
Hexagon AB B Shares	5,160	186,983
Husqvarna AB B Shares	8,516	64,154
ICA Gruppen AB	1,632	57,899
Industrivarden AB C Shares	3,318	62,519
Investment AB Kinnevik B Shares	4,653	147,114
Investor AB B Shares	9,351	348,441
Lundin Petroleum AB (a)	4,181	71,618
Millicom International Cellular SA SDR	1,408	103,861
Nordea Bank AB	62,395	778,258
Sandvik AB	21,659	239,455

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Securitas AB Class B	6,793	$89,810
Skandinaviska Enskilda Banken AB Class A	31,281	399,981
Skanska AB Class B	7,938	160,870
SKF AB B Shares	8,309	189,537
Svenska Cellulosa AB Class B	11,884	302,195
Svenska Handelsbanken AB A Shares	30,575	446,278
Swedbank AB - A Shares	18,572	433,056
Swedish Match AB	4,057	115,399
Tele2 AB B Shares	6,813	79,226
Telefonaktiebolaget LM Ericsson B Shares	62,134	643,837
TeliaSonera AB	52,589	309,640
Volvo AB B Shares	31,098	386,012

		7,821,041

Switzerland (9.03%)
ABB Ltd. Reg.	45,252	947,682
Actelion Ltd. Reg.	2,054	300,537
Adecco SA Reg.	3,416	277,314
Aryzta AG	1,832	90,331
Baloise Holding AG Reg.	1,048	127,784
Barry Callebaut AG Reg.	42	47,842
Chocoladefabriken Lindt & Sprungli AG Reg.	2	125,098
Chocoladefabriken Lindt & Sprungli AG	19	100,472
Compagnie Financiere Richemont SA Reg.	10,637	865,227
Credit Suisse Group AG Reg.	31,960	878,520
Dufry AG Reg. (a)	889	123,801
Ems-Chemie Holding AG Reg	183	77,314
Geberit AG Reg.	767	255,708
Givaudan SA Reg.	186	321,887
Holcim Ltd. Reg. (a)	4,745	350,184
Julius Baer Group Ltd.	4,477	251,156
Kuehne & Nagel International AG Reg.	1,118	148,397
Lonza Group AG Reg.	1,056	141,071
Nestle SA Reg.	65,845	4,753,770
Novartis AG Reg.	46,966	4,629,036
Pargesa Holding SA	544	36,598
Partners Group Holding AG	348	104,033
Roche Holding AG	14,346	4,020,164
Schindler Holding AG	898	146,857
Schindler Holding AG Reg.	401	65,493
SGS SA Reg	114	208,015
Sika AG	43	151,681
Sonova Holding AG Reg.	1,083	146,416
Sulzer AG Reg.	461	47,409
Swatch Group AG Reg., The	1,012	75,985
Swatch Group AG, The	623	242,616
Swiss Life Holding AG Reg.	640	146,558
Swiss Prime Site AG Reg.	1,186	90,001
Swiss Re AG	7,143	632,208
Swisscom AG	523	293,119
Syngenta AG Reg.	1,893	769,389

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Transocean Ltd.	7,161	$115,808
UBS Group AG	74,796	1,586,400
Zurich Insurance Group AG	3,073	935,425

		24,627,306

United Kingdom (19.80%)
3i Group PLC	20,258	164,405
Aberdeen Asset Management PLC	19,006	120,647
Admiral Group PLC	4,505	98,179
Aggreko PLC	5,274	119,247
Amec Foster Wheeler PLC	8,211	105,470
Anglo American PLC	28,731	414,644
Antofagasta PLC	8,074	87,472
ARM Holdings PLC	29,117	474,428
Ashtead Group PLC	10,286	177,619
Associated British Foods PLC	7,404	333,999
AstraZeneca PLC	25,713	1,623,738
Aviva PLC	81,514	630,788
Babcock International Group PLC	4,930	83,660
BAE Systems PLC	64,066	454,195
Barclays PLC	337,226	1,380,302
Barratt Developments PLC	20,324	196,235
BG Group PLC	69,552	1,157,859
BHP Billiton PLC	43,094	845,716
BP PLC	373,460	2,465,436
British American Tobacco PLC	38,065	2,042,499
British Land Company PLC	19,585	244,183
BT Group PLC	171,473	1,212,960
Bunzl PLC	6,914	188,810
Burberry Group PLC	9,048	223,344
Capita PLC	13,583	264,218
Carnival PLC	3,674	187,557
Centrica PLC	105,566	437,567
Cobham PLC	23,257	96,107
Coca-Cola HBC AG CDI	3,987	85,699
Compass Group PLC	33,774	558,800
CRH PLC	961	26,968
Croda International PLC	2,806	121,334
Diageo PLC	51,625	1,493,341
Direct Line Insurance Group PLC	28,016	147,820
Dixons Carphone PLC	19,951	142,163
easyJet PLC	3,368	81,814
Experian PLC	20,063	365,363
Fresnillo PLC	4,481	48,863
G4S PLC	31,670	133,659
GKN PLC	33,270	174,861
GlaxoSmithKline PLC	99,477	2,067,110
Glencore PLC	226,697	909,373
Hammerson PLC	16,035	155,075
Hargreaves Lansdown PLC	5,143	93,173
HSBC Holdings PLC	392,352	3,514,570
ICAP PLC	11,328	94,246
IMI PLC	5,889	104,097
Imperial Tobacco Group PLC	19,499	939,661
Inmarsat PLC	9,145	131,549
InterContinental Hotels Group PLC	4,764	192,076

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Intertek Group PLC	3,274	$126,035
Intu Properties PLC	18,851	91,110
Investec PLC	11,483	103,204
ITV PLC	77,862	322,123
J Sainsbury PLC	26,461	110,303
Johnson Matthey PLC	4,211	201,010
Kingfisher PLC	47,900	261,388
Land Securities Group PLC	16,093	304,445
Legal & General Group PLC	120,313	470,525
Lloyds Banking Group PLC	1,160,539	1,554,349
London Stock Exchange Group PLC	6,386	237,806
Marks & Spencer Group PLC	33,925	285,713
Meggitt PLC	16,406	120,228
Melrose Industries PLC	20,889	81,234
Merlin Entertainments PLC (c)	14,392	96,582
Mondi PLC	7,522	162,038
National Grid PLC	76,663	984,372
Next PLC	2,949	345,204
Old Mutual PLC	101,521	321,422
Pearson PLC	16,610	314,486
Persimmon PLC	6,286	195,068
Petrofac Ltd.	5,199	75,603
Prudential PLC	52,533	1,264,963
Randgold Resources Ltd.	1,954	131,559
Reckitt Benckiser Group PLC	13,195	1,137,807
Reed Elsevier PLC (London)	22,870	371,922
Rexam PLC	14,224	123,369
Rio Tinto PLC	25,950	1,065,831
Rolls-Royce Holdings PLC	37,596	513,933
Royal Bank of Scotland Group PLC (a)	52,604	290,529
Royal Dutch Shell PLC Class A	79,350	2,227,385
Royal Dutch Shell PLC Class B	49,768	1,413,037
Royal Mail PLC	16,339	132,086
RSA Insurance Group PLC	20,097	125,425
SABMiller PLC	19,740	1,024,784
Sage Group PLC, The	21,680	174,582
Schroders PLC	2,565	128,001
SEGRO PLC	15,156	96,637
Severn Trent PLC	4,764	155,772
Shire PLC	12,046	964,345
Sky PLC	21,369	348,184
Smith & Nephew PLC	18,058	304,733
Smiths Group PLC	8,198	145,428
South32 Ltd. (a)	41,739	56,401
Sports Direct International (a)	5,461	61,652
SSE PLC	20,125	485,705
Standard Chartered PLC	50,375	806,556
Standard Life PLC	39,819	277,791
Tate & Lyle PLC	10,057	82,092
Taylor Wimpey PLC	66,722	194,787
Tesco PLC	165,411	552,422
Travis Perkins PLC	5,186	171,933
TUI AG (United Kingdom)	3,705	59,961
Tullow Oil PLC	17,842	95,232
Unilever PLC	26,341	1,129,900
United Utilities Group PLC	13,957	195,615

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Vodafone Group PLC	539,185	$1,947,276
Weir Group PLC, The	4,238	113,002
Whitbread PLC	3,693	286,998
William Hill PLC	17,577	111,328
William Morrison Supermarkets PLC	45,044	127,962
Wolseley PLC	5,264	336,053
WPP PLC	26,721	598,711

		54,008,836

United States (0.09%)
Fiat Chrysler Automobiles NV (United States) (a)	16,868	245,092

		245,092

Total Common Stocks
(cost $208,626,060)		264,936,980

Preferred Stocks (0.66%)
Germany (0.59%)
Bayerische Moteren Werke (BMW) AG	1,162	98,364
Fuchs Petrolub SE	1,348	56,934
Henkel AG & Co. KGaA	3,636	407,791
Porsche Automobil Holding SE	3,177	267,660
Volkswagen AG	3,312	768,015

		1,598,764

Italy (0.07%)
Intesa Sanpaolo RSP	19,708	62,882
Telecom Italia RNC SpA	120,735	123,228

		186,110

Spain (0.00%)
Grifols SA Class B	383	11,881

		11,881

Total Preferred Stocks
(cost $1,091,439)		1,796,755

	Shares	Value
Short-term Investments (1.32%)
State Street Institutional U.S. Government Money Market Fund (a)	3,606,575	$3,606,575

Total Short-term Investments
(cost $3,606,575)		3,606,575

TOTAL INVESTMENTS (99.10%)
(cost $213,324,074)		270,340,310
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.90%)		2,464,063

NET ASSETS (100.00%)		$272,804,373

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $318,960 or 0.12% of net assets.

(d)	At June 30, 2015, cash in the amount of $898,534 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$80,074,727	29.62
Japanese Yen	60,982,495	22.56
British Pound	54,008,836	19.98
Swiss Franc	24,627,306	9.11
Australian Dollar	18,320,612	6.78
Hong Kong Dollar	8,742,836	3.23
Swedish Krona	7,821,041	2.89
Danish Krone	4,439,490	1.64
United States Dollar	3,923,487	1.45
Singapore Dollar	3,748,902	1.39
Norwegian Krone	1,712,167	0.63
Israeli Shekel	1,602,715	0.59
New Zealand Dollar	335,696	0.13

Total Investments	$270,340,310	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$69,974,701	25.65
Consumer Discretionary	35,169,305	12.89
Industrials	33,808,650	12.39
Health Care	29,948,401	10.98
Consumer Staples	29,123,607	10.68
Materials	19,702,693	7.22
Energy	13,790,482	5.06
Telecommunication Services	12,970,370	4.76
Information Technology	12,639,206	4.63
Utilities	9,606,320	3.52

Total Stocks	266,733,735	97.78
Short-term Investments	3,606,575	1.32
Cash and Other Assets, Net of Liabilities	2,464,063	0.90

Net Assets	$272,804,373	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	September 2015	$423,600	$416,405	$(7,195)
Euro Stoxx 50	68	September 2015	2,590,261	2,604,824	14,563
FTSE 100 Index	14	September 2015	1,462,794	1,428,517	(34,277)
Hang Seng Index	1	July 2015	175,692	169,024	(6,668)
Topix Index	12	September 2015	1,629,559	1,598,726	(30,833)
Yen Denom Nikkei	1	September 2015	85,162	82,568	(2,594)

Total					$(67,004)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Morgan Stanley and Co. Inc.	09/16/2015	28,013	$(21,667)	$—	$(143)
Australian Dollar	UBS AG	09/16/2015	117,234	(90,000)	80	—
British Pound	Citibank N.A. London	09/16/2015	380,041	(590,577)	6,237	—
British Pound	Goldman Sachs Bank USA	09/16/2015	64,688	(100,000)	1,586	—
Danish Krone	Societe Generale	09/16/2015	591,310	(89,366)	—	(808)
Euro	Bank of New York Mellon	09/16/2015	278,193	(310,000)	472	—
Euro	Citibank N.A. London	09/16/2015	819,974	(923,468)	—	(8,351)
Euro	Societe Generale	09/16/2015	98,017	(110,000)	—	(610)
Hong Kong Dollar	Morgan Stanley and Co. Inc.	09/16/2015	775,193	(99,985)	12	—
Japanese Yen	Goldman Sachs Bank USA	09/16/2015	16,059,944	(130,000)	1,353	—
Japanese Yen	Morgan Stanley and Co. Inc.	09/16/2015	14,735,054	(120,000)	517	—
Japanese Yen	Morgan Stanley and Co. Inc.	09/16/2015	56,091,901	(454,735)	4,038	—
Swedish Krona	Societe Generale	09/16/2015	680,296	(83,283)	—	(1,089)
Swiss Franc	Bank of New York	09/16/2015	69,888	(74,895)	76	—

Total					$14,371	$(11,001)

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (99.55%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	11,984,464	$134,345,839
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	19,517,037	196,146,224

Total Registered Investment Companies
(cost $ 275,186,118)		330,492,063

TOTAL INVESTMENTS (99.55%)
(cost $ 275,186,118)		330,492,063
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.45%)		1,488,956

NET ASSETS (100.00%)		$331,981,019

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (69.73%)
Aerospace/Defense (2.44%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$553,485
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	995,043
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,554,201
Northrop Grumman Corp. 3.500%, 03/15/2021	500,000	515,976
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,058,462
General Dynamics Corp. 2.250%, 11/15/2022	2,000,000	1,896,304
Raytheon Co. 2.500%, 12/15/2022	2,000,000	1,953,148
Northrop Grumman Corp. 3.250%, 08/01/2023	3,000,000	2,939,040
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	514,207
Raytheon Co. 3.150%, 12/15/2024	2,000,000	1,983,590
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	2,881,794
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	987,293

		18,832,543

Agriculture, Foods, & Beverage (4.28%)
Kellogg Co. 4.450%, 05/30/2016	1,000,000	1,031,064
Hershey Co. 5.450%, 09/01/2016	500,000	527,682
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,069,914
PepsiAmericas Inc. 5.000%, 05/15/2017	500,000	537,602
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	412,620
PepsiCo Inc. 7.900%, 11/01/2018	500,000	597,010
2.250%, 01/07/2019	2,000,000	2,027,292
Mondelez International Inc. 2.250%, 02/01/2019	1,000,000	1,001,613
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,042,776
Kellogg Co. 4.000%, 12/15/2020	632,000	671,958
Campbell Soup Co. 4.250%, 04/15/2021	2,000,000	2,152,348
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,086,231
Sysco Corp. 3.000%, 10/02/2021	1,000,000	1,010,000
General Mills Inc. 3.150%, 12/15/2021	2,000,000	2,030,830
PepsiCo Inc. 2.750%, 03/05/2022	1,500,000	1,496,211

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
JM Smucker Co., The (a) 3.000%, 03/15/2022	$1,000,000	$981,103
Kraft Foods Group Inc. 3.500%, 06/06/2022	1,500,000	1,503,678
Sysco Corp. 2.600%, 06/12/2022	2,000,000	1,953,936
Campbell Soup Co. 2.500%, 08/02/2022	1,000,000	951,630
PepsiCo Inc. 2.750%, 03/01/2023	2,000,000	1,968,490
Coca-Cola Co., The 2.500%, 04/01/2023	2,000,000	1,927,142
Hershey Co. 2.625%, 05/01/2023	1,100,000	1,078,459
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,035,724
Sysco Corp. 3.500%, 10/02/2024	1,000,000	1,010,000
JM Smucker Co., The (a) 3.500%, 03/15/2025	1,000,000	979,690
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	979,478
Pepsico Inc. 2.750%, 04/30/2025	1,000,000	955,678
HJ Heinz Co. (a) 3.950%, 07/15/2025	1,000,000	1,005,545

		33,025,704

Automotive (1.37%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	1,015,140
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	493,948
Johnson Controls Inc. 4.250%, 03/01/2021	2,000,000	2,112,906
Toyota Motor Credit Corp. 2.750%, 05/17/2021	2,000,000	2,029,096
2.625%, 01/10/2023	2,000,000	1,970,900
Johnson Controls Inc. 3.625%, 07/02/2024	2,000,000	2,003,554
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	984,924

		10,610,468

Banks (3.45%)
Wachovia Bank NA 5.600%, 03/15/2016	500,000	516,802
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	519,080
Wachovia Corp. 5.750%, 06/15/2017	500,000	543,088
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	1,012,606
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	1,006,213

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp. 2.200%, 05/15/2019	$1,000,000	$1,004,453
KFW 4.875%, 06/17/2019	1,000,000	1,128,810
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	999,326
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	990,454
3.000%, 01/22/2021	1,000,000	1,016,297
Bank of New York Mellon Corp. 3.550%, 09/23/2021	2,000,000	2,089,514
Wells Fargo & Co. 3.500%, 03/08/2022	2,000,000	2,054,416
US Bancorp 3.000%, 03/15/2022	2,000,000	2,016,642
3.700%, 01/30/2024	500,000	517,632
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	502,772
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	1,969,320
Bank of New York Mellon Corp. 3.250%, 09/11/2024	1,000,000	999,066
State Street Corp. 3.300%, 12/16/2024	2,000,000	1,996,518
US Bank NA 2.800%, 01/27/2025	3,000,000	2,870,361
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	957,739
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,444,748
Bank of New York Mellon Corp. 3.000%, 02/24/2025	500,000	484,418

		26,640,275

Building Materials & Construction (1.00%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,136,291
Fluor Corp. 3.375%, 09/15/2021	2,000,000	2,067,792
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,057,991
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,475,476
Fluor Corp. 3.500%, 12/15/2024	1,000,000	1,002,632
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	990,943

		7,731,125

Chemicals (3.96%)
Rohm & Haas Co. 6.000%, 09/15/2017	144,000	157,312
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	561,068
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,044,022

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	$1,000,000	$1,047,633
Praxair Inc. 4.050%, 03/15/2021	1,000,000	1,082,698
Monsanto Co. 2.750%, 07/15/2021	500,000	490,808
Praxair Inc. 3.000%, 09/01/2021	1,000,000	1,030,554
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,573,347
Valspar Corp. 4.200%, 01/15/2022	2,000,000	2,081,582
Praxair Inc. 2.450%, 02/15/2022	1,000,000	975,370
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	1,972,856
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,187,798
Dow Chemical Co., The 3.000%, 11/15/2022	2,000,000	1,924,048
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	2,000,000	1,948,766
Praxair Inc. 2.700%, 02/21/2023	2,000,000	1,961,822
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	1,941,648
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,500,000	1,515,620
Monsanto Co. 3.375%, 07/15/2024	1,000,000	955,121
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	2,943,747
Valspar Corp. 3.300%, 02/01/2025	1,000,000	962,400
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,242,271
Potash Corporation of Saskatchewan Inc. 3.000%, 04/01/2025	500,000	478,250
Monsanto Co. 2.850%, 04/15/2025	1,000,000	918,641
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	630,302

		30,627,684

Colleges (0.14%)
Dartmouth College 4.750%, 06/01/2019	1,000,000	1,108,298

Commercial Service/Supply (0.54%)
Pitney Bowes Inc. 5.750%, 09/15/2017	500,000	539,886
Cintas Corp. No. 2 6.125%, 12/01/2017	500,000	552,506

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
4.300%, 06/01/2021	$1,000,000	$1,078,747
3.250%, 06/01/2022	2,000,000	2,014,960

		4,186,099

Computer Software & Services (2.69%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	1,014,865
Texas Instruments Inc. 1.650%, 08/03/2019	1,000,000	985,901
Microsoft Corp. 3.000%, 10/01/2020	2,000,000	2,083,558
Oracle Corp. 2.800%, 07/08/2021	1,000,000	1,012,179
Intel Corp. 3.300%, 10/01/2021	2,000,000	2,087,492
QUALCOMM Inc. 3.000%, 05/20/2022	1,000,000	993,222
Oracle Corp. 2.500%, 10/15/2022	2,000,000	1,927,214
Intel Corp. 2.700%, 12/15/2022	2,000,000	1,955,458
Microsoft Corp. 2.375%, 05/01/2023	2,000,000	1,937,696
Texas Instruments Inc. 2.250%, 05/01/2023	2,000,000	1,896,576
Oracle Corp. 3.400%, 07/08/2024	1,000,000	1,002,550
Microsoft Corp. 2.700%, 02/12/2025	2,000,000	1,927,280
Oracle Corp. 2.950%, 05/15/2025	1,000,000	962,420
QUALCOMM Inc. 3.450%, 05/20/2025	1,000,000	974,482

		20,760,893

Computers (1.37%)
International Business Machines Corp. 5.700%, 09/14/2017	500,000	548,173
1.875%, 05/15/2019	2,000,000	1,998,742
1.625%, 05/15/2020	1,000,000	972,432
Hewlett-Packard Co. 3.750%, 12/01/2020	1,000,000	1,030,506
4.300%, 06/01/2021	2,000,000	2,077,394
International Business Machines Corp. 1.875%, 08/01/2022	1,000,000	933,588
Hewlett-Packard Co. 4.050%, 09/15/2022	1,000,000	1,014,836
International Business Machines Corp. 3.375%, 08/01/2023	1,000,000	1,004,803
3.625%, 02/12/2024	1,000,000	1,012,793

		10,593,267

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (3.10%)
Procter & Gamble Co., The 3.150%, 09/01/2015	$1,000,000	$1,004,285
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,076,730
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	550,019
Danaher Corp. 5.625%, 01/15/2018	500,000	553,020
Kimberly-Clark Corp. 6.250%, 07/15/2018	1,000,000	1,137,095
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	1,009,168
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	989,947
Colgate-Palmolive Co. 2.950%, 11/01/2020	1,000,000	1,043,000
Unilever Capital Corp. 4.250%, 02/10/2021	3,000,000	3,297,807
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,057,874
3.050%, 09/15/2022	1,000,000	977,089
Colgate-Palmolive Co. 1.950%, 02/01/2023	1,000,000	943,590
2.100%, 05/01/2023	1,000,000	944,609
NIKE Inc. 2.250%, 05/01/2023	1,500,000	1,445,835
Kimberly-Clark Corp. 2.400%, 06/01/2023	3,000,000	2,888,214
Procter & Gamble Co., The 3.100%, 08/15/2023	3,000,000	3,049,224
Clorox Co. 3.500%, 12/15/2024	2,000,000	1,977,534

		23,945,040

Electronic/Electrical Manufacturing (1.78%)
Emerson Electric Co. 4.750%, 10/15/2015	1,000,000	1,011,695
2.625%, 12/01/2021	1,000,000	997,835
Siemens Financieringsmaatschappij NV (a) 2.900%, 05/27/2022	1,500,000	1,480,425
General Electric Co. 2.700%, 10/09/2022	2,000,000	1,955,130
Emerson Electric Co. 2.625%, 02/15/2023	3,500,000	3,417,911
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	1,939,606
Siemens Financieringsmaatschappij NV (a) 3.250%, 05/27/2025	2,000,000	1,962,316
Emerson Electric Co. 3.150%, 06/01/2025	1,000,000	987,263

		13,752,181

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (1.80%)
JPMorgan Chase Bank NA 5.875%, 06/13/2016	$500,000	$522,386
General Electric Capital Corp. 5.400%, 02/15/2017	500,000	534,303
JPMorgan Chase Bank NA 6.000%, 10/01/2017	1,000,000	1,090,353
Simon Property Group Inc. 6.125%, 05/30/2018	1,000,000	1,123,589
JPMorgan Chase & Co. 2.350%, 01/28/2019	1,000,000	1,003,853
2.200%, 10/22/2019	500,000	495,594
General Electric Capital Corp. 4.650%, 10/17/2021	1,000,000	1,095,655
JPMorgan Chase & Co. 4.500%, 01/24/2022	1,000,000	1,071,673
General Electric Capital Corp. 3.150%, 09/07/2022	1,500,000	1,506,046
JPMorgan Chase & Co. 3.250%, 09/23/2022	2,000,000	1,987,026
3.200%, 01/25/2023	1,000,000	980,783
3.625%, 05/13/2024	500,000	496,373
General Electric Capital Corp. 3.450%, 05/15/2024	1,000,000	1,013,291
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	954,756

		13,875,681

Forest Products & Paper (0.15%)
International Paper Co. 5.250%, 04/01/2016	500,000	514,699
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	649,394

		1,164,093

Health Care (6.61%)
Medtronic Inc. 4.750%, 09/15/2015	500,000	504,080
Baxter International Inc. 5.900%, 09/01/2016	500,000	529,028
Wyeth 5.450%, 04/01/2017	500,000	538,480
Amgen Inc. 5.850%, 06/01/2017	500,000	541,343
Johnson & Johnson 5.550%, 08/15/2017	500,000	547,784
AstraZeneca PLC 5.900%, 09/15/2017	500,000	549,244
Becton Dickinson & Co. 5.000%, 05/15/2019	1,000,000	1,093,303
Pfizer Inc. 2.100%, 05/15/2019	1,000,000	1,007,710
Amgen Inc. 2.200%, 05/22/2019	1,000,000	997,155
Baxter International Inc. 4.500%, 08/15/2019	500,000	545,126

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC 1.950%, 09/18/2019	$1,500,000	$1,492,268
Gilead Sciences Inc. 2.350%, 02/01/2020	500,000	501,792
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	991,629
Becton Dickinson & Co. 3.250%, 11/12/2020	1,000,000	1,026,630
CR Bard Inc. 4.400%, 01/15/2021	1,000,000	1,070,436
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,080,352
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,070,741
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	991,356
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,048,699
Abbott Laboratories 2.550%, 03/15/2022	1,000,000	976,998
Medtronic Inc. 3.125%, 03/15/2022	1,000,000	1,013,333
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	983,656
GlaxoSmithKline Capital Inc. 2.850%, 05/08/2022	2,000,000	1,982,482
Bristol-Myers Squibb Co. 2.000%, 08/01/2022	1,500,000	1,425,228
Merck & Co. Inc. 2.400%, 09/15/2022	2,000,000	1,924,552
Novartis Capital Corp. 2.400%, 09/21/2022	2,000,000	1,944,050
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	1,960,276
Medtronic Inc. 2.750%, 04/01/2023	2,500,000	2,416,455
Merck & Co. Inc. 2.800%, 05/18/2023	2,000,000	1,967,774
Baxter International Inc. 3.200%, 06/15/2023	4,000,000	4,092,944
Pfizer Inc. 3.000%, 06/15/2023	2,000,000	1,992,766
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	1,018,889
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,007,870
Amgen Inc. 3.625%, 05/22/2024	1,000,000	991,986
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	1,993,272
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	500,728
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	958,935

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories 2.950%, 03/15/2025	$1,000,000	$961,356
EMD Finance LLC (a) 3.250%, 03/19/2025	1,000,000	970,599
Zimmer Holdings Inc. 3.550%, 04/01/2025	2,000,000	1,932,374
Amgen Inc. 3.125%, 05/01/2025	1,000,000	946,141
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	966,060

		51,055,880

Machinery & Manufacturing (4.30%)
Dover Corp. 4.875%, 10/15/2015	1,000,000	1,012,323
Honeywell International Inc. 5.400%, 03/15/2016	1,000,000	1,032,470
Caterpillar Inc. 5.700%, 08/15/2016	500,000	527,589
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,062,629
Honeywell International Inc. 5.300%, 03/15/2017	500,000	536,292
Cooper U.S. Inc. 6.100%, 07/01/2017	500,000	546,040
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	549,265
John Deere Capital Corp. 2.800%, 09/18/2017	2,000,000	2,072,234
Covidien International 6.000%, 10/15/2017	500,000	551,018
United Technologies Corp. 5.375%, 12/15/2017	500,000	549,183
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	1,000,000	998,916
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	979,125
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,061,105
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,099,841
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,106,094
Caterpillar Inc. 3.900%, 05/27/2021	1,000,000	1,066,251
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,044,673
Bemis Company Inc. 4.500%, 10/15/2021	1,000,000	1,074,057
Thermo Fisher Scientific Inc. 3.300%, 02/15/2022	500,000	494,091
United Technologies Corp. 3.100%, 06/01/2022	2,000,000	2,015,902

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Deere & Co. 2.600%, 06/08/2022	$1,000,000	$983,983
Covidien International 3.200%, 06/15/2022	2,000,000	1,992,392
3M Co. 2.000%, 06/26/2022	1,500,000	1,445,452
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,035,280
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	2,000,000	1,949,956
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	1,953,530
Covidien International 2.950%, 06/15/2023	3,000,000	2,932,995
Caterpillar Inc. 3.400%, 05/15/2024	1,000,000	1,015,210
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	501,718

		33,189,614

Media & Broadcasting (2.59%)
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,057,850
McGraw-Hill Companies Inc. 5.900%, 11/15/2017	500,000	546,158
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,490,145
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	2,045,090
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,047,391
Walt Disney Co., The 2.550%, 02/15/2022	1,000,000	986,100
Comcast Corp. 3.125%, 07/15/2022	2,000,000	1,990,436
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	1,949,432
Comcast Corp. 2.850%, 01/15/2023	1,000,000	971,757
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,034,589
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,462,834
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	993,709
Comcast Corp. 3.375%, 02/15/2025	2,000,000	1,977,854
McGraw Hill Fincancial Inc. (a) 4.000%, 06/15/2025	1,500,000	1,498,516
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	972,681

		20,024,542

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (1.88%)
Alcoa Inc. 5.550%, 02/01/2017	$500,000	$525,141
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	537,705
2.050%, 09/30/2018	500,000	507,240
Rio Tinto Finance USA PLC 2.250%, 12/14/2018	2,000,000	2,011,232
Rio Tinto Finance USA Ltd. 3.500%, 11/02/2020	1,000,000	1,041,827
4.125%, 05/20/2021	2,000,000	2,117,316
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,021,508
BHP Billiton Finance USA Ltd. 3.250%, 11/21/2021	1,500,000	1,523,618
Alcoa Inc. 5.870%, 02/23/2022	750,000	806,250
Barrick Gold Corp. 3.850%, 04/01/2022	1,000,000	969,236
4.100%, 05/01/2023	2,000,000	1,948,748
BHP Billiton Finance USA Ltd. 3.850%, 09/30/2023	500,000	513,433
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	985,979

		14,509,233

Oil & Gas (6.11%)
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	528,593
Apache Corp. 5.625%, 01/15/2017	500,000	530,316
Shell International Finance 5.200%, 03/22/2017	500,000	535,280
Canadian Natural Resources 5.700%, 05/15/2017	500,000	538,008
Weatherford International Inc. 6.350%, 06/15/2017	500,000	535,468
EOG Resources Inc. 5.875%, 09/15/2017	500,000	548,889
Husky Energy Inc. 6.200%, 09/15/2017	500,000	542,938
Chevron Corp. 1.718%, 06/24/2018	2,000,000	2,011,928
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,514,618
Total Capital SA 2.125%, 08/10/2018	1,000,000	1,014,996
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,105,418
ConocoPhillips 6.000%, 01/15/2020	500,000	579,074
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	991,969
Chevron Corp. 2.427%, 06/24/2020	2,000,000	2,018,454

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Trans-Canada Pipelines 3.800%, 10/01/2020	$1,000,000	$1,059,310
Apache Corp. 3.625%, 02/01/2021	500,000	515,614
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,084,804
Statoil ASA 2.750%, 11/10/2021	1,000,000	998,697
Canadian Natural Resources 3.450%, 11/15/2021	1,000,000	1,013,129
Apache Corp. 3.250%, 04/15/2022	724,000	712,005
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,482,546
Trans-Canada Pipelines 2.500%, 08/01/2022	2,000,000	1,897,214
Chevron Corp. 2.355%, 12/05/2022	2,000,000	1,913,962
Shell International Finance 2.250%, 01/06/2023	1,500,000	1,418,016
Total Capital International SA 2.700%, 01/25/2023	1,000,000	971,169
Occidental Petroleum Corp. 2.700%, 02/15/2023	2,000,000	1,934,030
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,920,572
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,448,266
Shell International Finance 3.400%, 08/12/2023	500,000	513,136
Trans-Canada Pipelines 3.750%, 10/16/2023	1,000,000	1,013,053
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,030,147
Canadian Natural Resources 3.800%, 04/15/2024	1,000,000	988,814
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,910,714
Statoil ASA 3.250%, 11/10/2024	500,000	497,136
ConocoPhillips Co. 3.350%, 11/15/2024	1,500,000	1,484,322
Suncor Energy Inc. 3.600%, 12/01/2024	1,000,000	995,122
Canadian Natural Resources 3.900%, 02/01/2025	1,000,000	988,060
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	1,920,744
Ensco PLC 5.200%, 03/15/2025	500,000	495,032
Shell International Finance 3.250%, 05/11/2025	1,500,000	1,485,418
ConocoPhillips Co. 3.350%, 05/15/2025	1,000,000	989,083

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Marathon Oil Corp. 3.850%, 06/01/2025	$1,000,000	$980,087
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	498,274

		47,154,425

Retailers (4.35%)
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,012,719
Target Corp. 5.875%, 07/15/2016	1,000,000	1,053,638
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	528,449
McDonald’s Corp. 5.300%, 03/15/2017	500,000	534,538
Target Corp. 5.375%, 05/01/2017	500,000	539,681
CVS Caremark Corp. 5.750%, 06/01/2017	309,000	333,936
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	1,023,327
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,012,346
McDonald’s Corp. 1.875%, 05/29/2019	500,000	498,936
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	1,978,660
Home Depot Inc. 3.950%, 09/15/2020	1,000,000	1,090,995
Wal-Mart Stores Inc. 3.250%, 10/25/2020	2,000,000	2,098,726
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,103,114
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,517,914
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,058,289
Walgreens Boots Alliance 3.300%, 11/18/2021	1,000,000	993,062
McDonald’s Corp. 2.625%, 01/15/2022	1,000,000	976,095
Lowe’s Companies Inc. 3.120%, 04/15/2022	1,000,000	1,011,874
Home Depot Inc. 2.625%, 06/01/2022	500,000	491,756
Walgreen Co. 3.100%, 09/15/2022	2,000,000	1,942,452
CVS Caremark Corp. 2.750%, 12/01/2022	2,000,000	1,928,052
Home Depot Inc. 2.700%, 04/01/2023	3,000,000	2,936,886
Wal-Mart Stores Inc. 2.550%, 04/11/2023	2,000,000	1,931,086
Lowe’s Companies Inc. 3.875%, 09/15/2023	1,000,000	1,061,313

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Health Corp. 3.375%, 08/12/2024	$1,500,000	$1,473,804
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	997,082
Walgreens Boots Alliance 3.800%, 11/18/2024	500,000	489,689
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	1,954,396

		33,572,815

Telecom & Telecom Equipment (2.81%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	1,008,753
Vodafone Group PLC 5.450%, 06/10/2019	500,000	552,347
Verizon Communications Inc. 2.625%, 02/21/2020	1,073,000	1,070,588
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	1,007,120
Verizon Communications Inc. 4.500%, 09/15/2020	1,000,000	1,078,735
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,105,747
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,122,848
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,067,296
3.000%, 02/15/2022	1,000,000	976,107
Vodafone Group PLC 2.500%, 09/26/2022	1,000,000	917,254
Verizon Communications Inc. 2.450%, 11/01/2022	2,500,000	2,346,960
AT&T Inc. 2.625%, 12/01/2022	1,000,000	939,512
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	934,008
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,094,841
AT&T Inc. 3.900%, 03/11/2024	1,000,000	1,008,480
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,026,412
3.500%, 11/01/2024	1,000,000	972,659
AT&T Inc. 3.400%, 05/15/2025	1,500,000	1,430,562
Cisco Systems Inc. 3.500%, 06/15/2025	1,000,000	1,010,769

		21,670,998

Transportation (2.90%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	504,556
United Parcel Service Inc. 3.125%, 01/15/2021	1,500,000	1,562,142

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Burlington Northern Santa Fe 3.050%, 03/15/2022	$1,000,000	$998,083
Norfolk Southern Corp. 3.000%, 04/01/2022	2,000,000	1,989,498
Burlington Northern Santa Fe 3.050%, 09/01/2022	500,000	498,348
United Parcel Service Inc. 2.450%, 10/01/2022	2,000,000	1,929,962
Canadian National Railway Co. 2.250%, 11/15/2022	2,000,000	1,909,062
Union Pacific Corp. 2.950%, 01/15/2023	2,000,000	2,004,270
Burlington Northern Santa Fe 3.000%, 03/15/2023	2,000,000	1,953,956
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	1,938,232
Burlington Northern Santa Fe 3.850%, 09/01/2023	2,000,000	2,072,940
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,026,597
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,027,773
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	514,494
CSX Corp. 3.400%, 08/01/2024	1,000,000	1,000,645
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	957,684
Union Pacific Corp. 3.250%, 08/15/2025	500,000	494,801

		22,383,043

Utilities & Energy (10.11%)
San Diego Gas & Electric Co. 5.300%, 11/15/2015	500,000	508,117
Consolidated Edison Co. of New York 5.375%, 12/15/2015	1,000,000	1,021,235
Virginia Electric & Power Co. 5.400%, 01/15/2016	500,000	512,777
Ohio Power Co. 6.000%, 06/01/2016	500,000	522,846
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	527,332
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	529,954
Consolidated Edison Co. of New York 5.300%, 12/01/2016	500,000	526,825
Georgia Power Co. 5.700%, 06/01/2017	500,000	541,666
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,074,961
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	548,678
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,083,451

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co. 6.400%, 06/15/2017	$500,000	$547,888
Florida Power Corp. 5.800%, 09/15/2017	500,000	547,372
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	549,330
NSTAR Electric Co. 5.625%, 11/15/2017	500,000	548,030
Pacific Gas & Electric 5.625%, 11/30/2017	500,000	545,760
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	525,422
Southern California Gas 5.450%, 04/15/2018	500,000	555,480
Pacificorp 5.650%, 07/15/2018	500,000	558,055
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	1,025,836
Pacific Gas & Electric 8.250%, 10/15/2018	500,000	599,455
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	1,015,551
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,047,117
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,043,420
Kentucky Utilities 3.250%, 11/01/2020	1,000,000	1,041,011
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,042,477
Appalachian Power Co. 4.600%, 03/30/2021	500,000	543,572
Commonwealth Edison Co. 3.400%, 09/01/2021	1,000,000	1,040,101
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	1,016,422
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	972,618
Carolina Power & Light Co. 2.800%, 05/15/2022	1,000,000	985,359
Georgia Power Co. 2.850%, 05/15/2022	2,000,000	1,962,176
Detroit Edison Co. 2.650%, 06/15/2022	500,000	490,886
CenterPoint Energy Houston LLC 2.250%, 08/01/2022	2,000,000	1,895,064
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	1,500,000	1,466,632
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	947,647
Ameren Illinois Co. 2.700%, 09/01/2022	2,000,000	1,963,936
PPL Electric Utilities 2.500%, 09/01/2022	500,000	484,115

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Tampa Electric Co. 2.600%, 09/15/2022	$500,000	$482,055
NSTAR Electric Co. 2.375%, 10/15/2022	1,000,000	951,731
Wisconsin Power & Light 2.250%, 11/15/2022	1,600,000	1,519,078
Connecticut Light & Power 2.500%, 01/15/2023	1,000,000	957,303
Indiana Michigan Power Co. 3.200%, 03/15/2023	2,500,000	2,477,782
Kansas City Power & Light Co. 3.150%, 03/15/2023	2,000,000	1,962,164
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	1,920,856
Virginia Electric & Power Co. 2.750%, 03/15/2023	2,000,000	1,952,176
Northern States Power Co. 2.600%, 05/15/2023	1,000,000	969,329
Public Service Electric and Gas Co. 2.375%, 05/15/2023	3,000,000	2,859,096
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	1,960,672
Pacificorp 2.950%, 06/01/2023	1,000,000	992,905
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	1,987,304
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	3,018,099
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,018,250
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	1,022,787
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,247,245
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,074,382
Nabors Industries Inc. 5.100%, 09/15/2023	2,000,000	1,986,448
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,065,886
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	502,579
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	999,085
Southern California Gas 3.150%, 09/15/2024	1,000,000	998,667
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	989,068
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	500,132
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	1,005,409
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	499,104
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	958,515

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Arizona Public Service Co. 3.150%, 05/15/2025	$500,000	$490,355
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	486,090
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	986,454
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	985,763
Wisconsin Electric Power 3.100%, 06/01/2025	1,000,000	993,936
San Diego Gas & Electric Co. 6.000%, 06/01/2026	500,000	620,905
Northern States Power Co. 6.200%, 07/01/2037	1,000,000	1,276,236

		78,076,420

Total Corporate Bonds
(cost $534,092,643)		538,490,321

Government Agency Securities (b) (15.57%)
Agency Commercial Mortgage-Backed Securities (8.72%)
Federal Home Loan Mortgage Corp. 2.373%, 05/25/2022	10,000,000	9,970,610
2.682%, 10/25/2022	10,000,000	10,088,390
Federal National Mortgage Association 3.044%, 01/25/2022	10,000,000	10,296,680
2.715%, 02/25/2022	7,000,000	7,128,618
2.482%, 04/25/2022	10,000,000	10,031,110
2.377%, 05/25/2022	10,000,000	9,902,240
2.509%, 11/25/2022	10,000,000	9,949,130

		67,366,778

Agency Mortgage-Backed Securities (5.86%)
Federal Home Loan Mortgage Corp. 5.000%, 07/01/2018	14,222	14,851
5.000%, 09/01/2018	50,459	52,690
5.000%, 09/01/2018	27,365	28,573
4.500%, 11/01/2018	82,776	86,207
5.500%, 11/01/2018	27,067	28,227
5.000%, 01/01/2019	37,505	39,686
5.000%, 04/01/2019	44,830	47,437
4.500%, 05/01/2019	53,517	55,873
4.000%, 05/01/2019	36,912	38,670
5.500%, 06/01/2019	54,440	56,852
5.000%, 01/01/2020	45,416	48,169
5.500%, 04/01/2020	76,088	82,119
5.500%, 07/01/2020	119,757	128,079
5.000%, 05/01/2021	144,616	154,028
6.000%, 07/01/2021	117,913	129,158
4.500%, 05/01/2024	283,224	301,233
4.500%, 05/01/2024	118,646	126,199
4.500%, 09/01/2024	282,279	301,944
4.000%, 10/01/2024	394,459	417,179
4.000%, 01/01/2025	311,108	329,459
4.000%, 07/01/2025	325,941	344,433

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.500%, 08/01/2025	$299,550	$321,029
3.500%, 04/01/2026	433,325	457,622
2.500%, 02/01/2027	4,048,606	4,135,832
6.000%, 11/01/2028	8,922	10,207
6.500%, 06/01/2029	18,228	21,340
7.500%, 12/01/2030	874	916
7.000%, 07/01/2031	1,333	1,378
6.500%, 09/01/2031	2,858	3,280
6.000%, 11/01/2032	27,897	31,569
6.000%, 12/01/2032	16,140	18,482
5.500%, 05/01/2033	233,231	261,079
5.500%, 07/01/2033	299,243	336,733
5.000%, 08/01/2033	117,958	130,831
5.500%, 03/01/2034	49,412	55,294
5.000%, 04/01/2034	76,098	84,354
6.000%, 07/01/2034	211,688	240,017
5.500%, 05/01/2035	378,423	425,865
5.000%, 05/01/2035	258,116	285,365
4.500%, 08/01/2035	83,127	90,176
5.000%, 10/01/2035	66,856	73,581
6.500%, 08/01/2036	115,189	133,717
5.500%, 10/01/2037	117,142	131,111
5.500%, 11/01/2037	158,689	177,664
6.000%, 01/01/2038	81,728	92,445
6.000%, 01/01/2038	69,802	79,043
4.500%, 06/01/2039	547,918	591,633
5.000%, 06/01/2039	381,001	419,634
4.500%, 10/01/2039	727,363	787,008
5.000%, 10/01/2039	609,645	672,734
5.000%, 01/01/2040	306,840	339,435
4.500%, 02/01/2040	251,802	272,731
4.000%, 07/01/2041	1,511,525	1,603,523
Federal National Mortgage Association 5.500%, 12/01/2016	3,013	3,072
5.500%, 01/01/2017	13,354	13,628
6.500%, 01/01/2017	4,918	4,975
5.500%, 01/01/2017	3,723	3,800
5.500%, 02/01/2017	10,393	10,585
5.000%, 03/01/2017	17,213	18,019
6.000%, 04/01/2017	3,602	3,709
5.500%, 01/01/2018	14,657	15,085
5.000%, 02/01/2018	21,975	23,004
5.000%, 05/01/2018	77,045	80,652
5.000%, 05/01/2018	55,013	57,588
4.500%, 05/01/2018	49,347	51,400
4.500%, 05/01/2018	48,879	50,910
5.000%, 05/01/2018	29,733	31,044
4.500%, 03/01/2019	49,497	51,634
5.500%, 10/01/2019	174,270	184,625
5.000%, 11/01/2019	102,265	108,557
4.500%, 12/01/2019	63,925	67,000
5.000%, 06/01/2020	185,333	198,778
4.500%, 09/01/2020	85,546	89,702
5.500%, 05/01/2021	148,007	159,020
4.500%, 04/01/2023	26,875	28,383
5.000%, 01/01/2024	169,980	184,425

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.500%, 04/01/2024	$52,380	$56,233
4.000%, 06/01/2024	217,160	228,882
5.000%, 10/01/2024	358,816	389,733
4.500%, 11/01/2024	234,641	251,840
3.500%, 12/01/2025	449,331	475,579
3.000%, 12/01/2026	996,871	1,035,227
7.500%, 09/01/2029	14,200	16,498
8.000%, 03/01/2030	3,264	3,394
6.500%, 05/01/2030	13,318	15,611
6.500%, 08/01/2031	1,607	1,846
7.000%, 08/01/2031	1,592	1,604
6.500%, 10/01/2031	9,440	10,841
6.000%, 11/01/2031	13,870	15,743
7.000%, 01/01/2032	17,050	20,314
3.000%, 02/01/2032	4,747,902	4,843,805
3.000%, 02/01/2032	3,581,099	3,645,440
6.000%, 03/01/2032	11,208	12,728
6.500%, 03/01/2032	5,083	5,838
6.500%, 04/01/2032	25,021	28,734
7.000%, 04/01/2032	19,878	24,084
6.500%, 05/01/2032	101,839	116,953
6.000%, 05/01/2032	8,422	9,657
7.000%, 06/01/2032	26,464	31,832
7.000%, 06/01/2032	20,671	22,338
6.500%, 06/01/2032	5,123	5,884
6.500%, 07/01/2032	8,314	9,548
6.000%, 08/01/2032	85,092	98,351
5.500%, 10/01/2032	107,405	121,781
6.500%, 10/01/2032	50,826	58,369
6.000%, 11/01/2032	59,166	67,658
6.000%, 01/01/2033	46,270	52,470
5.500%, 03/01/2033	47,173	53,199
5.500%, 03/01/2033	32,757	36,941
6.000%, 04/01/2033	37,868	42,982
5.000%, 05/01/2033	137,680	152,128
5.000%, 05/01/2033	36,114	39,964
5.000%, 08/01/2033	177,773	197,003
5.500%, 10/01/2033	103,192	116,043
5.000%, 03/01/2034	241,337	267,731
5.500%, 05/01/2034	195,896	222,139
6.000%, 07/01/2034	118,761	135,915
5.500%, 12/01/2034	307,573	348,634
5.500%, 04/01/2035	177,832	201,509
5.000%, 07/01/2035	180,398	199,096
5.500%, 07/01/2035	158,043	177,829
5.000%, 10/01/2035	150,532	166,514
5.000%, 11/01/2035	52,916	58,483
6.000%, 08/01/2036	73,823	83,866
6.000%, 12/01/2037	39,711	45,037
5.500%, 02/01/2038	120,282	134,868
5.500%, 06/01/2038	316,426	354,992
4.500%, 03/01/2039	591,534	646,819
5.000%, 05/01/2039	505,672	559,807
4.500%, 05/01/2039	361,418	390,732
5.000%, 11/01/2039	852,751	955,678
4.500%, 01/01/2040	476,390	516,142

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.500%, 09/01/2040	$886,693	$960,723
3.500%, 01/01/2041	1,527,015	1,577,703
4.500%, 04/01/2041	514,214	557,484
5.000%, 05/01/2041	631,007	698,908
4.000%, 11/01/2041	1,518,550	1,609,015
Government National Mortgage Association 6.000%, 05/15/2017	19,590	20,143
6.500%, 06/15/2028	27,259	31,778
6.000%, 11/15/2028	18,588	21,495
6.500%, 03/15/2029	35,195	40,756
7.000%, 06/15/2029	17,261	17,565
7.500%, 08/20/2030	7,060	8,701
6.000%, 01/15/2032	11,324	13,237
5.500%, 10/15/2033	144,678	166,652
5.000%, 11/20/2033	237,047	265,453
6.000%, 12/20/2033	70,854	81,361
5.500%, 11/15/2038	218,093	246,328
5.000%, 09/15/2039	573,312	636,352
4.500%, 10/15/2039	876,169	952,165
5.000%, 12/15/2039	225,610	250,280
4.000%, 09/20/2040	1,838,415	1,969,895
4.500%, 03/20/2041	378,617	413,135
5.000%, 05/20/2041	313,058	348,683

		45,206,967

Agency Notes & Bonds (0.99%)
Federal National Mortgage Association 5.500%, 05/10/2027	5,000,000	5,406,205
7.125%, 01/15/2030	500,000	740,461
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,513,085

		7,659,751

Total Government Agency Securities
(cost $117,785,505)		120,233,496

U.S. Treasury Obligations (12.14%)
7.500%, 11/15/2016	500,000	548,320
8.125%, 08/15/2019	750,000	952,617
6.875%, 08/15/2025	5,000,000	7,076,560
4.250%, 08/15/2015	2,000,000	2,010,468
4.500%, 11/15/2015	10,000,000	10,162,500
4.500%, 02/15/2016	10,000,000	10,269,530
2.625%, 04/30/2016	1,000,000	1,019,219
3.250%, 07/31/2016	2,000,000	2,061,718
3.000%, 08/31/2016	1,000,000	1,030,469
2.750%, 05/31/2017	5,000,000	5,203,515
4.250%, 11/15/2017	12,000,000	12,975,936
3.500%, 02/15/2018	9,000,000	9,608,904
3.875%, 05/15/2018	2,000,000	2,165,468
3.750%, 11/15/2018	17,000,000	18,464,924
2.625%, 08/15/2020	5,000,000	5,228,515
2.250%, 11/15/2024	5,000,000	4,969,530

Total U.S. Treasury Obligations
(cost $90,523,298)		93,748,193

	Shares	Value
Short-term Investments (1.96%)
JPMorgan U.S. Government Money Market Fund	15,125,692	$15,125,692

Total Short-term Investments
(cost $15,125,692)		15,125,692

TOTAL INVESTMENTS (99.40%)
(cost $757,527,138)		767,597,702
OTHER ASSETS, NET OF LIABILITIES (0.60%)		4,643,110

NET ASSETS (100.00%)		$772,240,812

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $13,268,753 or 1.72% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	81

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.15%)
Alabama (2.41%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A (Prerefunded to 10-01-2015 @100) (b)	5.000%	10/01/2022	Aa2	$1,000,000	$1,011,540
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,166,132
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	568,475
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,151,460
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,049,717
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	714,397
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,585,772
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	736,783
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,126,500
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	778,718
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	821,488

					12,710,982

Alaska (1.16%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,096,710
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,541,656
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,169,933
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,337,160

					6,145,459

Arizona (8.01%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	BBB+	1,900,000	2,076,567
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	885,000	950,667
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,327,838
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,384,214
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,133,330
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,092,220
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,672,853
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	930,256
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,339,204
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	323,490
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,636,365
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,181,059
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,335,420
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,206,340
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	534,230
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,190,124
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	2,001,052

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	$2,000,000	$2,253,320
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,165,840
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	1,000,000	1,149,660
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,745,434
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,423,022
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,189,690
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,112,280

					42,354,475

Arkansas (3.39%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,115,670
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,042,680
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,578,810
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	660,201
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,030,868
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,188,543
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,025,280
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,437,213
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,840,150

					17,919,415

California (3.54%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	978,822
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	596,506
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,076,180
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	962,305
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	210,666
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	988,339
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A+	1,300,000	1,451,294
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	1,009,348
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,611,187
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,603,120
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,136,340
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (b)	5.000%	07/01/2030	AA	1,000,000	1,045,730
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,142,400

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA-	$1,500,000	$1,735,500
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	955,357
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B (c)	5.000%	07/01/2032	AA	1,920,000	2,227,584

					18,730,678

Colorado (1.82%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	254,155
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,098,720
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	993,593
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,463,913
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	1,230,000	1,223,838
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	425,948
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,339,797
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,489,083
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,307,478

					9,596,525

Connecticut (1.07%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,094,103
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	850,000	838,924
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,309,003
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	950,000	997,206
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	620,000	650,808
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	740,910

					5,630,954

Delaware (0.67%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,237,353
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,263,875
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	55,748

					3,556,976

Florida (3.84%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,563,960
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,008,070
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	837,499
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,634,212
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,101,010
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	468,736

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	$1,000,000	$1,054,320
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,842,868
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,027,182
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A (c)	5.000%	10/01/2030	Aa1	1,400,000	1,644,300
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,262,644
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,834,000

					20,278,801

Georgia (1.17%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,000,000
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	352,003
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,295,720
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,157,640
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,360,361

					6,165,724

Hawaii (0.44%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,303,840

Idaho (1.04%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,530,709
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,547,846
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,430,096

					5,508,651

Illinois (0.93%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	4,900,000	4,900,000

Indiana (0.61%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,125,590
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	1,978,646
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	110,000	114,552

					3,218,788

Iowa (2.16%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	376,313
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,591,842
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,509,743
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa2	1,015,000	1,046,435
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,963,696
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,372,273

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	$3,400,000	$3,556,332

					11,416,634

Kansas (2.55%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	4,065,000	4,048,618
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,027,036
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,707,648
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,586,788
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,108,344

					13,478,434

Kentucky (1.52%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	A1	110,000	117,976
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,855,979
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,050,880
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,684,237
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,316,909

					8,025,981

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	268,083

Maine (0.17%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	902,034

Maryland (0.94%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,017,710
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,939,907

					4,957,617

Massachusetts (0.99%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	473,072
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	216,587
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	189,217
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	940,392
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,133,120
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,256,380

					5,208,768

Michigan (5.46%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,077,160
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	829,195

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	$225,000	$258,995
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,751,848
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,070,060
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,012,154
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,685,952
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,475,447
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,762,379
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,128,300
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	841,958
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	996,032
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,117,760
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,129,010
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,535,000	1,705,984
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	2,982,302
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	1,024,950

					28,849,486

Minnesota (0.83%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,117,000
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,725,850
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	547,450

					4,390,300

Mississippi (0.74%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,132,150
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,152,330
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,644,813

					3,929,293

Missouri (1.78%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	501,865
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	1,000,000	1,125,470
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	440,000	469,524

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2025	NR	$560,000	$595,666
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,692,138
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,894,292
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,127,790

					9,406,745

Montana (0.43%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	315,989
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	418,205
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	287,159
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	564,932
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	699,907

					2,286,192

Nebraska (1.77%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,272,764
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,142,652
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,674,450
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	1,993,806
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,291,320

					9,374,992

New Hampshire (0.10%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2024	Aa3	500,000	540,875

New Jersey (3.82%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A3	1,300,000	1,303,770
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	608,623
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,333,971
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	191,429
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	214,667
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	747,232
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,490,831
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	404,306
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,379,476
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,501,214

88	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	$1,485,000	$1,571,561
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	921,578
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,555,330
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,185,136
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,519,073
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	678,359
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,595,060
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	975,945

					20,177,561

New Mexico (1.70%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,814,418
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,823,199
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005 (Prerefunded to 07-01-2015 @ 100) (b)	4.400%	07/01/2024	Aa2	1,000,000	1,000,000
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,685,700
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	535,001
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,116,448

					8,974,766

New York (2.55%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	865,000	874,602
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2021	NR	135,000	136,542
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	455,258
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,092,700
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,405,430
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	725,203
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	536,173
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,112,560
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,092,650
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,036,250
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,083,804
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,136,410
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,814,350

					13,501,932

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (3.03%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	$1,355,000	$1,528,603
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,192,960
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,367,427
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,087,110
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,675,260
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	211,070
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,323,320
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,746,600
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	324,723
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	465,679
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,090,790

					16,013,542

North Dakota (0.26%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,374,594

Ohio (3.71%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	786,570
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,198,970
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,151,790
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (b)	4.300%	09/15/2025	Aa1	2,500,000	2,569,575
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,415,966
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,136,830
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,622,295
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,178,660
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,714,468
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,983,060
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,771,325
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,080,077

					19,609,586

Oklahoma (1.42%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,706,000
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,137,860
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,225,941
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	438,352

90	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	$770,000	$868,113
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,143,460

					7,519,726

Oregon (3.02%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,162,694
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,022,611
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,524,724
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,612,695
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	613,309
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	355,073
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	656,788
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A	3,585,000	4,161,934
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,128,960
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,073,706
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,669,035

					15,981,529

Pennsylvania (3.25%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	1,000,429
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,851,993
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,583,562
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,097,763
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,144,300
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,351,253
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,704,210
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,191,549
The Municipal Authority, of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,139,330
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,865,973
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,067,264
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,173,664

					17,171,290

Rhode Island (0.73%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,000,000	1,082,410
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,237,903

See accompanying notes to financial statements.	91

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (Cont.)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	$500,000	$538,460

					3,858,773

South Carolina (4.60%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,886,650
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,981,890
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,141,227
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,500,000	1,594,560
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,852,577
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	120,000	135,169
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,859,149
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	3,079,824
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,648,037
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,135,650
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,986,377

					24,301,110

Tennessee (3.29%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	190,687
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,354,240
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	1,000,000	1,106,640
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,269,160
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa2	1,000,000	1,092,250
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,507,000
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	429,454
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,383,358
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2026	AA+	1,175,000	1,302,006
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	853,174
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	876,342

					17,364,311

Texas (2.37%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,290,580
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,669,335
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,095,780
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	953,298

92	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	$2,365,000	$2,696,455
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	1,052,930
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,765,899

					12,524,277

Utah (0.65%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,099,150
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	523,165
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	500,000	566,710
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,256,053

					3,445,078

Virginia (3.44%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,014,831
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	546,229
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia (Prerefunded to 01-15-2018 @ 100) (b)	4.375%	01/15/2023	Aa1	1,550,000	1,683,765
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,715,072
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,042,830
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,156,473
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	370,286
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,029,860
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,117,820
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,204,515
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,307,898

					18,189,579

Washington (4.10%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,420,000	1,479,058
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,250,850
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,249,780
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2026	AA+	2,500,000	2,769,050
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	751,556
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,562,629
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	445,000	492,762
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	906,723
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,484,768
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,455,201

See accompanying notes to financial statements.	93

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	$1,100,000	$1,242,637

					21,645,014

West Virginia (3.00%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,559,832
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,435,873
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,521,008
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,544,838
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,910,993
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,871,283

					15,843,827

Wisconsin (1.62%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	2,700,000	2,816,694
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	944,945
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,547,021
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,240,100

					8,548,760

Total Long-term Municipal Bonds
(cost $494,851,167)					508,101,957

	Shares	Value
Short-term Investments (3.56%)
JPMorgan Tax Free Money Market Fund	18,794,550	$18,794,550

Total Short-term Investments
(cost $18,794,550)		18,794,550

TOTAL INVESTMENTS (99.71%)
(cost $513,645,717)		526,896,507
OTHER ASSETS, NET OF LIABILITIES (0.29%)		1,555,016

NET ASSETS (100.00%)		$528,451,523

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

94	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Principal amount	Value
Short-term Investments (99.61%)
Agriculture, Foods, & Beverage (4.86%)
Coca-Cola Co. (a)
0.100%, 08/21/2015	$15,455,000	$15,452,811

Automotive (15.49%)
American Honda Finance Corp.
0.100%, 08/07/2015	15,427,000	15,425,415
0.120%, 08/07/2015	1,324,000	1,323,837
PACCAR Financial Corp.
0.100%, 07/06/2015	4,400,000	4,399,939
0.100%, 07/10/2015	5,388,000	5,387,865
0.100%, 07/15/2015	6,960,000	6,959,729
Toyota Motor Credit Corp.
0.140%, 07/28/2015	2,567,000	2,566,730
0.130%, 08/04/2015	2,000,000	1,999,754
0.170%, 08/24/2015	11,200,000	11,197,144

		49,260,413

Government Agency Securities (b) (44.96%)
Federal Home Loan Bank
0.070%, 07/01/2015	18,000,000	18,000,000
0.080%, 07/06/2015	29,000,000	28,999,678
0.060%, 07/14/2015	5,000,000	4,999,892
0.070%, 07/15/2015	2,700,000	2,699,926
0.090%, 07/27/2015	1,700,000	1,699,890
0.070%, 07/29/2015	9,600,000	9,599,477
0.080%, 07/31/2015	13,000,000	12,999,133
0.085%, 08/11/2015	2,883,000	2,882,721
0.095%, 08/12/2015	3,100,000	3,099,656
0.085%, 08/21/2015	2,300,000	2,299,723
0.060%, 08/26/2015	11,750,000	11,748,903
0.060%, 08/28/2015	21,750,000	21,747,898
0.080%, 09/16/2015	6,500,000	6,498,888
0.085%, 09/18/2015	2,075,000	2,074,613
0.085%, 09/22/2015	3,100,000	3,099,392
Federal Home Loan Mortgage Corp.
0.060%, 07/20/2015	10,500,000	10,499,668

		142,949,458

Health Care (2.45%)
Roche Holdings Inc. (a)
0.090%, 08/27/2015	7,800,000	7,798,888

Machinery & Manufacturing (9.03%)
Caterpillar Finance Service Corp.
0.120%, 07/02/2015	3,000,000	2,999,990
0.120%, 07/13/2015	3,700,000	3,699,852
0.080%, 07/20/2015	4,782,000	4,781,798
0.090%, 07/27/2015	5,100,000	5,099,668
John Deere Capital Corp. (a)
0.120%, 07/09/2015	6,200,000	6,199,835
0.110%, 07/24/2015	5,939,000	5,938,583

		28,719,726

Media & Broadcasting (1.84%)
Walt Disney Co., The (a)
0.090%, 08/31/2015	5,843,000	5,842,109

	Principal amount	Value
Short-term Investments (Cont.)
Oil & Gas (4.86%)
Chevron Corp. (a)
0.090%, 07/09/2015	$6,200,000	$6,199,876
0.090%, 07/16/2015	3,362,000	3,361,874
Exxon Mobil Corp.
0.090%, 07/08/2015	2,900,000	2,899,949
0.110%, 09/23/2015	2,990,000	2,989,233

		15,450,932

	Shares	Value
Registered Investment Companies (5.43%)
JPMorgan U.S. Government Money Market Fund	17,256,240	$17,256,240

	Principal amount	Value
U.S. Government Obligations (10.69%)
U.S. Treasury Bill
0.010%, 07/16/2015	$17,000,000	$16,999,929
0.001%, 07/23/2015	2,000,000	1,999,999
0.010%, 09/03/2015	15,000,000	14,999,733

		33,999,661

Total Short-term Investments
(cost $316,730,238)		316,730,238

TOTAL INVESTMENTS (99.61%)
(cost $316,730,238)		316,730,238
OTHER ASSETS, NET OF LIABILITIES (0.39%)		1,224,518

NET ASSETS (100.00%)		$317,954,756

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to financial statements.	95

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$425,507,112	252,815,067	123,843,480

Investments in securities at market value	$532,881,269	287,573,630	150,008,268
Cash	—	—	—
Foreign currencies at value (cost $8,332 and $1,962,560, respectively)	—	—	8,332
Receivable for:
Dividends and interest	343,689	253,417	301,368
Shares of the Fund sold	246,337	212,776	127,314
Securities sold	28,277	2,419,789	890,094
Due from broker	—	—	—
SFIMC	—	—	—
Federal tax expense reimbursement	—	—	—
Variation margin on futures contracts	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	—
Prepaid expenses	32,500	31,588	27,472

Total assets	533,532,072	290,491,200	151,362,848

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	138,270	142,436	74,168
Securities Purchased	2,651,671	900,261	1,928,727
Securities sold short, at value (proceeds of $227,742)	—	—	—
Variation margin on futures contracts	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	—
Due to affiliates	495,818	362,403	198,407
Accrued liabilities	69,061	68,541	94,569

Total liabilities	3,354,820	1,473,641	2,295,871

Net assets applicable to shares outstanding of common stock	$530,177,252	289,017,559	149,066,977

Analysis of Net Assets
Paid-in-capital	$392,532,528	242,766,882	128,127,734
Accumulated net realized gain (loss)	28,041,694	11,091,299	(4,642,105)
Net unrealized appreciation (depreciation)	107,374,157	34,758,563	26,155,477
Accumulated undistributed net investment income (loss)	2,228,873	400,815	(574,129)

Net assets applicable to shares outstanding	$530,177,252	289,017,559	149,066,977

Fund shares outstanding:
Class A Shares	13,033,804	8,081,060	4,121,445
Class B Shares	316,959	1,137,119	936,123
Legacy Class A Shares	11,190,185	8,441,893	4,320,814
Legacy Class B Shares	735,782	1,045,988	937,699
Institutional Shares	25,297,650	3,900,952	1,853,686
Class R-1 Shares	211,841	303,572	225,691
Class R-2 Shares	1,489,767	1,012,175	556,635
Class R-3 Shares	171,370	247,192	181,623
Net assets applicable to shares outstanding:
Class A Shares	$130,213,081	97,830,760	46,644,271
Class B Shares	3,140,949	12,824,217	10,413,847
Legacy Class A Shares	116,334,078	99,964,583	49,355,439
Legacy Class B Shares	7,615,982	11,454,511	10,555,594
Institutional Shares	254,193,525	48,487,390	21,197,058
Class R-1 Shares	2,114,730	3,486,312	2,537,517
Class R-2 Shares	14,842,817	11,932,193	6,289,026
Class R-3 Shares	1,722,090	3,037,593	2,074,225
Net asset value:
Class A Shares	$9.99	12.11	11.32
Class B Shares	9.91	11.28	11.12
Legacy Class A Shares	10.40	11.84	11.42
Legacy Class B Shares	10.35	10.95	11.26
Institutional Shares	10.05	12.43	11.44
Class R-1 Shares	9.98	11.48	11.24
Class R-2 Shares	9.96	11.79	11.30
Class R-3 Shares	10.05	12.29	11.42
Maximum offering price:
Class A Shares	$10.52	12.75	11.92
Legacy Class A Shares	10.72	12.21	11.77

(a)	Relates to investments in affiliated investment companies.
(b)	Includes $898,534 pledged for open futures contracts.

96	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund		Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

661,780,929	350,116,612	213,324,074		275,186,118	(a)	757,527,138	513,645,717	316,730,238

1,116,393,090	474,373,101	270,340,310		330,492,063	(a)	767,597,702	526,896,507	316,730,238
76,741	—	—		953,667		—	—	—
—	—	1,964,702	(b)	—		—	—	—

1,227,725	530,136	989,809		321,332		5,519,594	5,737,075	3
1,471,953	392,728	164,494		386,902		1,223,286	571,699	2,642,123
272,213	43,382,861	8,219		—		—	—	—
227,742	—	—		—		—	—	—
—	—	3,327		77,117		—	—	151,072
—	1,069	—		—		—	—	—
96,012	39,270	—		—		—	—	—
—	—	14,371		—		—	—	—
50,707	32,568	34,956		5,934		31,648	35,864	26,713

1,119,816,183	518,751,733	273,520,188		332,237,015		774,372,230	533,241,145	319,550,149

—	—	—		—		377,887	236,304	561

738,516	333,589	135,997		88,023		244,903	330,872	1,304,575
906,471	49,417,097	29,777		—		998,670	3,862,937	—
227,742	—	—		—		—	—	—
—	—	68,860		—		—	—	—
—	—	11,001		—		—	—	—
753,161	385,592	274,653		107,339		400,868	296,922	152,432
153,769	121,858	195,527		60,634		109,090	62,587	137,825

2,779,659	50,258,136	715,815		255,996		2,131,418	4,789,622	1,595,393

1,117,036,524	468,493,597	272,804,373		331,981,019		772,240,812	528,451,523	317,954,756

657,527,574	323,424,670	244,756,416		274,231,806		762,177,418	517,094,626	317,954,756
(1,895,124)	19,910,098	(30,844,276)		2,355,267		(7,170)	(1,893,893)	—
453,463,525	124,136,884	56,929,014		55,305,945		10,070,564	13,250,790	—
7,940,549	1,021,945	1,963,219		88,001		—	—	—

1,117,036,524	468,493,597	272,804,373		331,981,019		772,240,812	528,451,523	317,954,756

28,400,734	6,973,460	7,428,636		12,140,801		34,216,517	37,058,658	166,973,939
753,635	862,879	945,708		1,310,822		1,003,641	562,161	298,059
28,309,573	12,268,348	7,845,023		9,954,961		11,302,419	7,381,494	65,099,598
1,604,198	1,697,694	1,201,706		2,113,976		345,554	55,507	691,704
10,076,882	5,117,450	3,939,158		2,882,216		20,740,203		65,878,276
464,594	217,124	271,023		284,064		313,713		4,424,409
1,354,374	549,470	783,324		715,853		767,308		12,544,404
144,540	152,907	184,831		143,618		178,948		2,044,376
444,425,184	117,983,042	89,672,109		135,874,042		383,701,874	434,750,009	166,973,940
11,813,821	14,239,501	11,392,910		14,685,041		11,246,613	6,592,553	298,059
445,459,348	205,664,313	94,570,227		112,511,322		126,832,261	86,458,753	65,099,597
25,393,235	27,787,065	14,539,751		23,948,417		3,879,891	650,208	691,697
159,213,359	87,262,644	47,687,980		32,305,548		232,458,802		65,878,274
7,291,643	3,659,060	3,271,899		3,139,683		3,517,954		4,424,408
21,160,778	9,290,369	9,430,121		7,924,222		8,596,060		12,544,405
2,279,156	2,607,603	2,239,376		1,592,744		2,007,357		2,044,376
15.65	16.92	12.07		11.19		11.21	11.73	1.00
15.68	16.50	12.05		11.20		11.21	11.73	1.00
15.74	16.76	12.05		11.30		11.22	11.71	1.00
15.83	16.37	12.10		11.33		11.23	11.71	1.00
15.80	17.05	12.11		11.21		11.21		1.00
15.69	16.85	12.07		11.05		11.21		1.00
15.62	16.91	12.04		11.07		11.20		1.00
15.77	17.05	12.12		11.09		11.22		1.00
16.47	17.81	12.71		11.78		11.56	12.09	1.00
16.23	17.28	12.42		11.65		11.57	12.07	1.00

See accompanying notes to financial statements.	97

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities in Master Portfolios	$1,272,307,020	2,104,200,419	2,029,180,445	1,483,863,120	298,324,608
Receivable for:
Shares of the Fund sold	2,504,726	2,260,717	2,613,442	1,826,858	1,057,151
SFIMC	78,017	129,776	125,384	92,056	18,358
Prepaid expenses	54,353	75,464	75,692	62,652	23,354

Total assets	1,274,944,116	2,106,666,376	2,031,994,963	1,485,844,686	299,423,471

Liabilities and Net Assets
Distributions to shareholders	31,632	—	—	—	—
Payable for:
Shares of the Fund redeemed	1,369,106	1,836,895	1,277,262	1,048,055	171,255
Investments in Master Portfolios	1,135,620	423,822	1,336,180	778,802	885,895
Due to affiliates	976,889	1,652,980	1,616,435	1,200,371	276,836
Accrued liabilities	145,115	223,495	205,813	195,228	67,602

Total liabilities	3,658,362	4,137,192	4,435,690	3,222,456	1,401,588

Net assets applicable to shares outstanding of common stock	$1,271,285,754	2,102,529,184	2,027,559,273	1,482,622,230	298,021,883

Analysis of Net Assets
Paid-in-capital	1,216,248,002	1,971,510,576	1,885,952,357	1,367,313,958	280,115,003
Accumulated net realized gain (loss)	40,948,765	89,745,227	82,944,775	62,877,556	7,209,649
Net unrealized appreciation (depreciation)	14,048,143	27,777,578	44,338,016	41,005,723	8,871,084
Accumulated undistributed net investment income (loss)	40,844	13,495,803	14,324,125	11,424,993	1,826,147

Net assets applicable to shares outstanding	$1,271,285,754	2,102,529,184	2,027,559,273	1,482,622,230	298,021,883

Fund shares outstanding:
Class A Shares	69,564,725	92,537,796	85,728,825	51,187,355	26,137,320
Class B Shares	938,485	2,188,035	2,715,834	2,704,257
Legacy Class A Shares	21,961,280	31,976,838	24,317,164	17,288,571
Legacy Class B Shares	565,344	1,342,147	1,226,836	1,148,868
Institutional Shares	8,057,380	14,322,464	15,634,431	18,177,441
Class R-1 Shares	584,916	1,464,312	2,032,268	1,429,562	627,078
Class R-2 Shares	1,862,092	4,161,274	3,765,464	2,800,346	1,237,963
Class R-3 Shares	172,807	270,450	242,452	301,678
Net assets applicable to shares outstanding:
Class A Shares	$846,364,724	1,313,104,651	1,280,083,868	796,693,462	278,118,761
Class B Shares	11,498,736	30,742,540	40,213,128	41,713,530
Legacy Class A Shares	273,475,969	452,273,341	363,753,226	270,066,105
Legacy Class B Shares	7,076,770	19,053,042	18,349,330	17,963,164
Institutional Shares	100,325,869	204,083,885	235,250,665	285,715,604
Class R-1 Shares	7,145,559	20,655,733	30,149,257	22,129,511	6,685,242
Class R-2 Shares	23,249,335	58,771,998	56,110,666	43,551,039	13,217,880
Class R-3 Shares	2,148,792	3,843,994	3,649,133	4,789,815
Net asset value:
Class A Shares	$12.17	14.19	14.93	15.56	10.64
Class B Shares	12.25	14.05	14.81	15.43
Legacy Class A Shares	12.45	14.14	14.96	15.62
Legacy Class B Shares	12.52	14.20	14.96	15.64
Institutional Shares	12.45	14.25	15.05	15.72
Class R-1 Shares	12.22	14.11	14.84	15.48	10.66
Class R-2 Shares	12.49	14.12	14.90	15.55	10.68
Class R-3 Shares	12.43	14.21	15.05	15.88
Maximum offering price:
Class A Shares	$12.81	14.94	15.72	16.38	11.20
Legacy Class A Shares	12.84	14.58	15.42	16.10

98	See accompanying notes to financial statements.

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99

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2015

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income: (a)
Dividends	$4,903,296	2,374,657	1,809,443	10,903,984	3,163,172
Interest	823	197	—	—	598
Securities lending - net	—	—	—	—	—
Tax-exempt interest	—	—	—	—	—

	4,904,119	2,374,854	1,809,443	10,903,984	3,163,770
Less: foreign withholding taxes	—	(401)	(157,757)	(1,595)	(1,488)
Portfolio expenses of Master Portfolios (c)	—	—	—	—	—

Total investment income	4,904,119	2,374,453	1,651,686	10,902,389	3,162,282
Expenses:
Investment advisory and management fees	1,552,614	1,128,992	582,357	978,172	750,003
Shareholder services fees	653,545	359,203	185,854	1,369,053	573,508
Distribution fees Class A	154,556	116,619	55,398	517,106	138,771
Distribution fees Class B	15,123	60,651	49,114	58,694	66,898
Distribution fees Legacy Class A	144,863	123,319	61,306	560,036	252,319
Distribution fees Legacy Class B	27,064	37,873	34,196	89,992	91,088
Distribution fees Class R-1	5,942	8,475	6,235	17,860	9,078
Distribution fees Class R-2	21,645	17,943	9,664	30,917	13,641
Regulatory fees	44,405	45,415	44,026	51,517	45,838
Reports to shareholders	33,359	34,175	25,979	87,836	53,833
Professional fees	31,117	27,741	29,133	45,145	30,833
Trustees’ fees and expenses	9,895	5,801	2,303	20,904	8,740
Custodian fees	3,875	8,208	38,640	8,842	31,110
Errors and omissions insurance	1,174	1,167	531	3,827	1,856
ICI dues	2,138	1,368	717	4,429	2,159
Securities valuation fees	733	1,491	6,503	3,700	14,283
Fidelity bond expense	119	118	169	383	42
License index fees	—	—	—	45,547	30,993

Total expenses	2,702,167	1,978,559	1,132,125	3,893,960	2,114,993
Less: expense reimbursement from affiliates (d)	(327)	(137)	(2,514)	—	—

Net expenses	2,701,840	1,978,422	1,129,611	3,893,960	2,114,993

Net investment income (loss)	2,202,279	396,031	522,075	7,008,429	1,047,289
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	25,062,554	8,905,895	3,363,622	8,490,742	18,086,794
Net realized gain (loss) on forward foreign currency contracts	—	—	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(46,644)	—	55
Net realized gain (loss) on futures contracts	—	—	—	649,466	735,516
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(1,290,639)	(81,781)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(13,266,238)	(2,271,947)	5,002,145	(6,149,303)	(750,669)

Net realized and unrealized gain (loss) on investments	11,796,316	6,633,948	8,319,123	1,700,266	17,989,915

Net change in net assets resulting from operations	$13,998,595	7,029,979	8,841,198	8,708,695	19,037,204

(a)	Components of investment income for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Relates to investments in affiliated investment companies.

(c)	Portfolio expenses of Master Portfolios for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions at the Master Portfolio level. See Note 7 under Expense Reduction Agreements.

(d)	For the Money Market Fund, this amount includes $748,325 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 7 under Expense Reduction Agreements.

100	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

5,744,312	1,722,154	(b)	—	—	—	4,865,457	11,526,448	16,394,032	15,419,679	3,192,656
—	—		11,659,949	2,506	121,450	8,578,517	11,299,737	6,023,852	1,248,987	52,277
—	—		—	—	—	107,201	205,906	240,588	202,571	44,017
—	—		—	8,315,595	—	—	—	—	—	—

5,744,312	1,722,154		11,659,949	8,318,101	121,450	13,551,175	23,032,091	22,658,472	16,871,237	3,288,950
(466,555)	—		—	—	—	—	—	—	—	—
—	—		—	—	—	(1,583,848)	(2,455,976)	(2,030,797)	(1,264,478)	(230,386)

5,277,757	1,722,154		11,659,949	8,318,101	121,450	11,967,327	20,576,115	20,627,675	15,606,759	3,058,564

637,032	—		375,186	261,934	149,847	2,165,117	3,607,489	3,443,227	2,524,773	488,190
336,664	4,128		942,728	654,835	381,095	1,557,691	2,605,965	2,490,322	1,827,920	355,247
106,197	156,798		460,466	538,202	115,570	1,012,424	1,584,716	1,524,584	950,855	325,350
54,714	69,632		37,718	22,040	1,067	58,642	153,652	200,253	207,629	—
118,093	140,899		160,277	107,302	47,390	345,161	569,075	458,309	337,575	—
48,098	79,490		14,292	2,221	2,353	26,097	68,268	65,129	63,237	—
8,141	7,627		8,795	—	8,613	17,296	50,692	73,187	51,515	16,028
12,705	10,737		12,253	—	12,205	34,505	88,657	82,152	67,186	18,412
43,075	67,840		46,489	32,325	61,761	62,615	81,163	76,316	68,586	25,816
46,058	29,365		47,812	15,139	30,909	97,525	119,883	96,296	115,467	56,783
51,253	27,727		45,884	41,814	101,025	50,089	124,768	111,015	85,184	25,141
5,205	6,071		15,066	10,636	6,333	25,870	39,137	40,896	28,720	4,389
75,600	7		5,935	2,603	2,291	498	511	419	511	469
1,103	1,139		2,292	1,894	1,251	4,563	7,022	5,377	4,801	1,369
1,287	—		3,177	2,215	1,470	5,530	8,858	8,375	6,935	1,032
9,156	—		39,986	42,973	2,627	—	—	—	—	—
120	116		224	27	125	904	578	956	367	133
58,957	—		—	—	—	—	—	—	—	—

1,613,458	601,576		2,218,580	1,736,160	925,932	5,464,527	9,110,434	8,676,813	6,341,261	1,318,359
(26,384)	(132,265)		—	—	(806,269)	(433,023)	(721,498)	(688,645)	(504,955)	(97,638)

1,587,074	469,311		2,218,580	1,736,160	119,663	5,031,504	8,388,936	7,988,168	5,836,306	1,220,721

3,690,683	1,252,843		9,441,369	6,581,941	1,787	6,935,823	12,187,179	12,639,507	9,770,453	1,837,843

(1,014,499)	—	(b)	491,353	(12,412)	—	20,573,186	45,071,678	50,432,363	40,149,931	8,657,423
(5,849)	—		—	—	—	—	—	—	—	—
(58,105)	—		—	—	—	—	—	—	—	—
513,338	—		—	—	—	—	—	—	—	—
(149,528)	—		—	—	—	—	—	—	—	—
11,333,978	4,102,151	(b)	(7,805,517)	(6,618,184)	—	(19,913,962)	(38,887,838)	(38,864,597)	(27,548,787)	(6,457,308)

10,619,335	4,102,151		(7,314,164)	(6,630,596)	—	659,224	6,183,840	11,567,766	12,601,144	2,200,115

14,310,018	5,354,994		2,127,205	(48,655)	1,787	7,595,047	18,371,019	24,207,273	22,371,597	4,037,958

See accompanying notes to financial statements.	101

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2015 (Unaudited) and the year ended December 31, 2014	2015	2014
From operations:
Net investment income (loss)	$2,202,279	2,855,943
Net realized gain (loss)	25,062,554	45,475,600
Change in net unrealized appreciation or depreciation	(13,266,238)	16,572,812

Net change in net assets resulting from operations	13,998,595	64,904,355
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	1,486	(653,844)
Class B Shares	—	2
Legacy Class A Shares	(1,359)	(549,303)
Legacy Class B Shares	8	(2,781)
Institutional Shares	(1,077)	(1,784,801)
Class R-1 Shares	—	(5,709)
Class R-2 Shares	—	(63,053)
Class R-3 Shares	—	(15,167)

	(942)	(3,074,656)
Net realized gain:
Class A Shares	—	(1,472,685)
Class B Shares	—	(40,117)
Legacy Class A Shares	—	(1,389,481)
Legacy Class B Shares	—	(109,681)
Institutional Shares	—	(2,995,516)
Class R-1 Shares	—	(30,727)
Class R-2 Shares	—	(181,216)
Class R-3 Shares	—	(28,475)

	—	(6,247,898)

Total distributions to shareholders	(942)	(9,322,554)
From Fund share transactions:
Proceeds from shares sold	43,982,078	55,917,459
Reinvestment of distributions	1,057	5,597,982

	43,983,135	61,515,441
Less payments for shares redeemed	(24,706,369)	(39,161,431)

Net increase (decrease) in net assets from Fund share transactions	19,276,766	22,354,010

Total increase (decrease) in net assets	33,274,419	77,935,811

Net assets:
Beginning of period	496,902,833	418,967,022

End of period*	$530,177,252	496,902,833

* Including accumulated undistributed net investment income (loss)	$2,228,873	27,536

102	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2015	2014	2015	2014	2015	2014	2015	2014

396,031	(752,620)	522,075	289,120	7,008,429	11,851,287	1,047,289	1,303,691
8,905,895	25,327,970	3,316,978	3,203,182	9,140,208	8,174,090	18,822,365	22,134,679
(2,271,947)	(13,371,353)	5,002,145	(13,023,152)	(7,439,942)	95,810,694	(832,450)	(6,363,117)

7,029,979	11,203,997	8,841,198	(9,530,850)	8,708,695	115,836,071	19,037,204	17,075,253

246	—	(16)	(279,905)	(1,463)	(4,325,089)	(269)	(326,361)
—	—	—	(4,064)	—	(51,693)	—	—
14	—	—	(301,750)	(463)	(4,797,181)	1,545	(557,656)
—	—	—	(23,212)	—	(169,703)	—	(71)
131	—	83	(173,378)	56	(1,953,357)	(4,724)	(419,726)
—	—	—	(6,188)	—	(53,529)	—	—
—	—	—	(35,962)	—	(203,553)	—	(13,750)
—	—	—	(17,358)	—	(25,796)	—	(10,855)

391	—	67	(841,817)	(1,870)	(11,579,901)	(3,448)	(1,328,419)

—	(9,972,751)	—	—	—	—	—	(5,684,090)
—	(1,618,138)	—	—	—	—	—	(802,962)
—	(11,159,698)	—	—	—	—	—	(10,930,099)
—	(1,535,922)	—	—	—	—	—	(1,644,676)
—	(5,003,979)	—	—	—	—	3,367	(4,397,024)
—	(398,106)	—	—	—	—	—	(202,385)
—	(1,343,250)	—	—	—	—	—	(487,959)
—	(320,684)	—	—	—	—	—	(132,050)

—	(31,352,528)	—	—	—	—	3,367	(24,281,245)

391	(31,352,528)	67	(841,817)	(1,870)	(11,579,901)	(81)	(25,609,664)

20,693,032	38,145,769	10,839,744	16,205,763	134,827,845	197,656,682	27,645,714	53,870,573
(391)	24,204,100	(65)	571,862	2,436	11,520,238	4,193	20,674,251

20,692,641	62,349,869	10,839,679	16,777,625	134,830,281	209,176,920	27,649,907	74,544,824
(17,248,514)	(31,879,897)	(8,598,903)	(14,160,585)	(76,158,745)	(141,412,874)	(23,309,552)	(49,960,385)

3,444,127	30,469,972	2,240,776	2,617,040	58,671,536	67,764,046	4,340,355	24,584,439

10,474,497	10,321,441	11,082,041	(7,755,627)	67,378,361	172,020,216	23,377,478	16,050,028

278,543,062	268,221,621	137,984,936	145,740,563	1,049,658,163	877,637,947	445,116,119	429,066,091

289,017,559	278,543,062	149,066,977	137,984,936	1,117,036,524	1,049,658,163	468,493,597	445,116,119

400,815	4,393	(574,129)	(1,096,271)	7,940,549	933,990	1,021,945	(21,896)

See accompanying notes to financial statements.	103

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2015 (Unaudited) and the year ended December 31, 2014	2015	2014
From operations:
Net investment income (loss)	$3,690,683	6,480,361
Net realized gain (loss)	(565,115)	(678,118)
Change in net unrealized appreciation or depreciation	11,184,450	(22,842,978)

Net change in net assets resulting from operations	14,310,018	(17,040,735)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	524	(1,940,575)
Class B Shares	—	(210,372)
Legacy Class A Shares	(361)	(2,246,966)
Legacy Class B Shares	—	(291,884)
Institutional Shares	164	(1,168,972)
Class R-1 Shares	—	(64,927)
Class R-2 Shares	—	(178,176)
Class R-3 Shares	—	(55,845)

	327	(6,157,717)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	327	(6,157,717)
From Fund share transactions:
Proceeds from shares sold	23,993,788	40,400,333
Reinvestment of distributions	(323)	4,776,911

	23,993,465	45,177,244
Less payments for shares redeemed	(13,966,559)	(28,561,149)

Net increase (decrease) in net assets from Fund share transactions	10,026,906	16,616,095

Total increase (decrease) in net assets	24,337,251	(6,582,357)

Net assets:
Beginning of period	248,467,122	255,049,479

End of period*	$272,804,373	248,467,122

* Including accumulated undistributed net investment income (loss)	$1,963,219	(1,727,791)

(a)	Relates to investments in affiliated investment companies.

104	See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2015	2014	2015	2014	2015	2014	2015	2014

1,252,843 (a)	3,493,179 (a)	9,441,369	17,885,267	6,581,941	13,544,480	1,787	950
— (a)	2,369,862 (a)	491,353	(498,523)	(12,412)	(332,885)	—	—
4,102,151 (a)	23,842,427 (a)	(7,805,517)	20,745,958	(6,618,184)	27,470,772	—	—

5,354,994	29,705,468	2,127,205	38,132,702	(48,655)	40,682,367	1,787	950

(531,234)	(1,341,091)	(4,513,619)	(8,527,005)	(5,417,577)	(11,052,549)	—	—
(6,554)	(92,521)	(119,125)	(253,508)	(72,171)	(161,505)	—	—
(416,619)	(1,345,233)	(1,573,250)	(3,274,797)	(1,084,905)	(2,311,345)	—	—
(42,292)	(204,450)	(45,125)	(125,160)	(7,288)	(19,849)	—	—
(160,035)	(422,023)	(3,032,015)	(5,438,552)	—	—	(1,732)	(922)
(7,623)	(27,394)	(37,549)	(78,345)	—	—	—	—
(27,103)	(76,969)	(95,413)	(187,586)	—	—	—	—
(7,602)	(21,845)	(25,273)	(49,264)	—	—	(55)	(28)

(1,199,062)	(3,531,526)	(9,441,369)	(17,934,217)	(6,581,941)	(13,545,248)	(1,787)	(950)

—	(201,183)	—	(53,329)	—	—	—	—
—	(25,663)	—	(1,774)	—	—	—	—
—	(195,407)	—	(19,383)	—	—	—	—
—	(43,777)	—	(735)	—	—	—	—
—	(51,685)	—	(31,864)	—	—	—	—
—	(5,234)	—	(524)	—	—	—	—
—	(12,524)	—	(1,196)	—	—	—	—
—	(2,794)	—	(279)	—	—	—	—

—	(538,267)	—	(109,084)	—	—	—	—

(1,199,062)	(4,069,793)	(9,441,369)	(18,043,301)	(6,581,941)	(13,545,248)	(1,787)	(950)

39,223,550	51,975,649	92,001,138	140,860,097	52,082,544	76,458,287	221,135,005	419,276,822
1,041,871	3,358,440	7,359,534	14,383,994	5,163,971	10,555,527	1,807	876

40,265,421	55,334,089	99,360,672	155,244,091	57,246,515	87,013,814	221,136,812	419,277,698
(17,250,196)	(31,988,445)	(48,003,370)	(129,665,194)	(38,050,073)	(75,397,711)	(206,108,724)	(433,933,192)

23,015,225	23,345,644	51,357,302	25,578,897	19,196,442	11,616,103	15,028,088	(14,655,494)

27,171,157	48,981,319	44,043,138	45,668,298	12,565,846	38,753,222	15,028,088	(14,655,494)

304,809,862	255,828,543	728,197,674	682,529,376	515,885,677	477,132,455	302,926,668	317,582,162

331,981,019	304,809,862	772,240,812	728,197,674	528,451,523	515,885,677	317,954,756	302,926,668

88,001	34,220	—	—	—	—	—	—

See accompanying notes to financial statements.	105

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2015 (Unaudited) and the year ended December 31, 2014	2015	2014
From operations:
Net investment income	$6,935,823	13,861,118
Net realized gain (loss)	20,573,186	53,520,019
Change in net unrealized appreciation or depreciation	(19,913,962)	(17,910,833)

Net change in net assets resulting from operations	7,595,047	49,470,304
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(4,406,172)	(8,845,329)
Class B Shares	(19,354)	(77,535)
Legacy Class A Shares	(1,363,021)	(3,252,717)
Legacy Class B Shares	(21,153)	(70,661)
Institutional Shares	(619,815)	(1,338,273)
Class R-1 Shares	(26,571)	(58,271)
Class R-2 Shares	(103,174)	(235,506)
Class R-3 Shares	(12,979)	(24,050)

	(6,572,239)	(13,902,342)
Net realized gain:
Class A Shares	13,437	(38,042,699)
Class B Shares	(701)	(617,574)
Legacy Class A Shares	(1,204)	(13,248,102)
Legacy Class B Shares	—	(429,019)
Institutional Shares	(2,525)	(4,594,050)
Class R-1 Shares	—	(320,500)
Class R-2 Shares	—	(1,121,850)
Class R-3 Shares	—	(86,327)

	9,007	(58,460,121)

Total distributions to shareholders	(6,563,232)	(72,362,463)
From Fund share transactions:
Proceeds from shares sold	150,003,943	261,777,605
Reinvestment of distributions	6,505,988	71,849,203

	156,509,931	333,626,808
Less payments for shares redeemed	(94,991,793)	(182,105,672)

Net increase (decrease) in net assets from Fund share transactions	61,518,138	151,521,136

Total increase (decrease) in net assets	62,549,953	128,628,977

Net assets:
Beginning of period	1,208,735,801	1,080,106,824

End of period*	$1,271,285,754	1,208,735,801

* Including accumulated undistributed net investment income (loss)	$40,844	(322,740)

106	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2015	2014	2015	2014	2015	2014	2015	2014

12,187,179	22,528,539	12,639,507	21,228,670	9,770,453	15,827,991	1,837,843	2,595,761
45,071,678	106,913,042	50,432,363	119,303,547	40,149,931	100,762,603	8,657,423	14,162,476
(38,887,838)	(45,911,931)	(38,864,597)	(57,897,594)	(27,548,787)	(53,399,931)	(6,457,308)	(5,853,602)

18,371,019	83,529,650	24,207,273	82,634,623	22,371,597	63,190,663	4,037,958	10,904,635

(551)	(13,645,855)	(1,514)	(12,441,263)	(3,777)	(7,844,804)	30	(2,433,443)
19	(125,082)	(114)	(147,020)	54	(162,661)	—	—
343	(4,963,837)	(882)	(3,752,274)	48	(2,769,975)	—	—
(19)	(117,851)	7	(106,730)	84	(106,065)	—	—
358	(2,623,377)	(5,672)	(2,844,946)	586	(3,440,106)	—	—
—	(135,487)	—	(181,968)	—	(130,203)	—	(38,493)
—	(614,489)	—	(509,573)	—	(442,856)	—	(109,547)
—	(56,380)	—	(53,112)	—	(53,219)	—	—

150	(22,282,358)	(8,175)	(20,036,886)	(3,005)	(14,949,889)	30	(2,581,483)

(2,078)	(72,334,556)	(10,015)	(80,963,753)	(26,993)	(56,255,883)	231	(16,765,327)
—	(1,993,478)	(2,357)	(3,043,957)	(5)	(3,492,471)	—	—
1,887	(27,200,639)	(5,636)	(25,396,008)	1,003	(20,626,197)	—	—
(41)	(1,356,446)	102	(1,518,062)	45	(1,598,001)	—	—
667	(11,705,388)	(16,264)	(15,407,810)	2,407	(20,546,527)	—	—
—	(1,060,700)	—	(1,829,821)	—	(1,453,307)	—	(392,481)
—	(3,543,094)	—	(3,697,280)	—	(3,483,809)	—	(819,321)
—	(265,162)	—	(304,002)	—	(333,539)	—	—

435	(119,459,463)	(34,170)	(132,160,693)	(23,543)	(107,789,734)	231	(17,977,129)

585	(141,741,821)	(42,345)	(152,197,579)	(26,548)	(122,739,623)	261	(20,558,612)

227,647,381	439,512,967	243,423,923	411,045,784	172,647,045	306,556,039	58,241,866	94,979,639
12,149	141,462,951	36,660	152,019,822	48,413	122,559,004	27,826	20,253,495

227,659,530	580,975,918	243,460,583	563,065,606	172,695,458	429,115,043	58,269,692	115,233,134
(142,396,500)	(251,492,877)	(124,272,252)	(212,945,052)	(92,534,961)	(164,753,599)	(20,714,138)	(32,004,334)

85,263,030	329,483,041	119,188,331	350,120,554	80,160,497	264,361,444	37,555,554	83,228,800

103,634,634	271,270,870	143,353,259	280,557,598	102,505,546	204,812,484	41,593,773	73,574,823

1,998,894,550	1,727,623,680	1,884,206,014	1,603,648,416	1,380,116,684	1,175,304,200	256,428,110	182,853,287

2,102,529,184	1,998,894,550	2,027,559,273	1,884,206,014	1,482,622,230	1,380,116,684	298,021,883	256,428,110

13,495,803	1,308,474	14,324,125	1,692,793	11,424,993	1,657,545	1,826,147	(11,726)

See accompanying notes to financial statements.	107

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

conservative over time. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Multi-class Fund Structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Effective May 1, 2015, Class B shares and Legacy Class B shares are no longer available for purchase by new investors or by existing shareholders. Fund shareholders who own Class B shares or Legacy Class B shares may continue to exchange those shares for Class B or Legacy Class B shares of other Funds but may not purchase new Class B or Legacy Class B shares after May 1, 2015. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by 0.95. The maximum offering price for Class A shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. The maximum offering price for Legacy Class A shares of each Fund, other than the Money Market Fund, is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans and defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Fund Share Valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time) on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Expenses arising in connection with a specific share class are allocated to that class. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2015, the Tax Advantaged Bond Fund had commitments of $3,862,937 (representing 0.73% of net assets) for when-issued securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as the Money Market Fund. The amendments are generally intended to address circumstances in which money market funds may face heavy redemptions and to increase the transparency of risks associated with investments in money market funds. Money market funds are required to comply with the reform over the next two years. At this time, the Trust’s management is evaluating the impact these SEC adopted rules may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2015:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$514,717,101	$—	$—	$514,717,101
Short-term Investments	18,164,168	—	—	18,164,168
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	284,410,289	—	—	284,410,289
Short-term Investments	3,163,341	—	—	3,163,341
International Equity Fund					—	—	—	—
Common Stocks (a)	142,847,527	25,356	—	142,872,883
Preferred Stocks (a)	1,994,904	—	—	1,994,904
Short-term Investments	5,140,481	—	—	5,140,481
S&P 500 Index Fund					(1,148,636)	—	—	(1,148,636)
Common Stocks (a)	1,064,059,590	—	—	1,064,059,590
Short-term Investments	52,333,500			52,333,500
Small Cap Index Fund					(119,605)	—	—	(119,605)
Common Stocks (a)	458,473,532	17,537	12,922	458,503,991
Short-term Investments	15,094,136	774,974	—	15,869,110
International Index Fund					(67,004)	3,370	—	(63,634)
Common Stocks (a)	264,923,868	13,112	0	264,936,980
Preferred Stocks (a)	1,796,755	—	—	1,796,755
Short-term Investments	3,606,575	—	—	3,606,575
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	330,492,063	—	—	330,492,063
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	538,490,321	—	538,490,321
Agency Commercial Mortgage-Backed Securities	—	67,366,778	—	67,366,778
Agency Mortgage-Backed Securities	—	45,206,967	—	45,206,967
Agency Notes & Bonds	—	7,659,751	—	7,659,751
U.S. Treasury Obligations	—	93,748,193	—	93,748,193
Short-term Investments	15,125,692	—	—	15,125,692

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$508,101,957	$—	$508,101,957
Short-term Investments	18,794,550	—	—	18,794,550
Money Market Fund					—	—	—	—
Short-term Investments	17,256,240	299,473,998	—	316,730,238
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,272,307,020	—	1,272,307,020
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	2,104,200,419	—	2,104,200,419
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	2,029,180,445	—	2,029,180,445
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,483,863,120	—	1,483,863,120
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	298,324,608	—	298,324,608

On December 31, 2014, substantially all of the common stocks and preferred stocks in the International Equity and International Index Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On June 30, 2015, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on June 30, 2015 at $144,842,431 were transferred from Level 2 to Level 1 in the International Equity Fund and $266,720,623 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2015 as compared to December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2014	$21,537
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(8,615)
Purchases	—
Issuances	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of June 30, 2015	$12,922

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

For the Small Cap Index Fund, the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2015 was $(8,615).

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2014 or for the six months ended June 30, 2015. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2014 or for the six months ended June 30, 2015.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. Each Feeder Fund has elected to withdraw all assets from its corresponding Master Portfolio and invest directly in individual securities, effective in November 2015.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

The performance of a Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. In addition, the Feeder Funds, through their investments in the Master Portfolios (that in turn, invest in the Underlying Funds), are subject to the risks of the Underlying Funds. Financial statements for the Underlying Funds are available, without charge, on the SEC’s website at “http://www.sec.gov.” For more information on the Master Portfolios’ investment allocations among the Underlying Funds, please refer to the MIP section found later in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of June 30, 2015 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	79.99%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	74.62%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	74.80%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	71.94%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	61.37%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2015, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
		Variation Margin;		Variation Margin;
S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$1,148,636	(a)

Total			$—		$1,148,636

		Variation Margin;		Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$119,605	(a)

Total			$—		$119,605

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$14,371	Unrealized loss on forward foreign currency contracts	$11,001

		Variation Margin;		Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets- Net Unrealized Appreciation	—	Analysis of Net Assets - Net Unrealized Depreciation	67,004	(a)

Total			$14,371		$78,005

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2015, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
		Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
S&P 500 Index Fund	Stock Index Futures Contracts	$649,466	$—	$(1,290,639)	$—
Small Cap Index Fund	Stock Index Futures Contracts	735,516	—	(81,781)	—
International Index Fund	Forward Foreign Currency Contracts	—	(5,849)	—	36,467
International Index Fund	Stock Index Futures Contracts	513,338	—	(149,528)	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2015, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Forward Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar Amount of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar Amount of Contracts Sold
S&P 500 Index Fund	482	$49,749,351	—	$—	—	$—
Small Cap Index Fund	68	8,411,124	—	—	—	—
International Index Fund	93	5,806,014	—	—	13	3,130,782

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

For financial reporting purposes, the International Index Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The remaining Funds have not invested in any portfolio securities or entered into any derivative transactions with gross exposures on the Statements of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2015.

As of June 30, 2015, the International Index Fund’s derivative assets and liabilities (by type) were as follows:

Derivatives Instruments:	Assets	Liabilities
Futures contracts	$—	$68,860
Forward foreign currency contracts	14,371	11,001

Total derivative assets and liabilities in the Statements of Assets and Liabilities	14,371	79,861
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	68,860

Total assets and liabilities subject to a MNA	$14,371	$11,001

As of June 30, 2015, the International Index Fund’s derivative assets by counterparty, net of amounts available for offset under a MNA, were as follows:

Counterparty	Derivative Assets subject to a MNA	Derivatives Available for Offset	Net Amount of Derivative Assets (a)
Bank of New York Mellon	$548	$—	$548
Citibank N.A. London	6,237	(6,237)	—
Goldman Sachs Capital Markets LP	2,939	—	2,939
Morgan Stanley and Co. Inc.	4,567	(143)	4,424
UBS AG	80	—	80

Total	$14,371	$(6,380)	$7,991

(a) Net amount represents the net amount receivable by the Fund from the counterparty in the event of a default.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2015, the International Index Fund’s derivative liabilities by counterparty, net of amounts available for offset under a MNA, were as follows:

Counterparty	Derivative Liabilities subject to a MNA	Derivatives Available for Offset	Net Amount of Derivative Liabilities (a)
Citibank N.A. London	$(8,351)	$6,237	$(2,114)
Morgan Stanley and Co. Inc.	(143)	143	—
Societe Generale	(2,507)	—	(2,507)

Total	$(11,001)	$6,380	$(4,621)

(a) Net amount represents the net amount payable by the Fund to the counterparty in the event of a default.

6.	Income Taxes and Distributions to Shareholders

As of December 31, 2014, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2014, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2015.

As of June 30, 2015, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$426,342,390	$118,070,198	$(11,531,319)	$106,538,879
Small/Mid Cap Equity Fund	253,426,107	46,136,561	(11,989,038)	34,147,523
International Equity Fund	126,106,381	27,998,282	(4,096,395)	23,901,887
S&P 500 Index Fund	662,046,630	464,809,163	(10,462,703)	454,346,460
Small Cap Index Fund	350,445,024	158,912,599	(34,984,522)	123,928,077
International Index Fund	218,579,034	78,700,122	(26,938,846)	51,761,276
Equity and Bond Fund	275,186,118	55,305,945	—	55,305,945
Bond Fund	757,527,138	17,507,967	(7,437,403)	10,070,564
Tax Advantaged Bond Fund	513,645,717	16,570,550	(3,319,760)	13,250,790
Money Market Fund	316,730,238	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

After utilizing capital loss carryforwards to offset realized capital gains in 2014, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2014, if not applied, the carryforwards will expire as follows:

		Non Expiring		Year of Expiration			Total
	Utilized in 2014	Short-term	Long-term	2016	2017	2018
Equity Fund	$35,416,336	$—	$—	$—	$—	$—	$—
International Equity Fund	4,422,530	—	—	—	3,362,302	2,909,152	6,271,454
S&P 500 Index Fund	6,374,605	—	—	—	597,033	10,032,679	10,629,712
International Index Fund	—	—	10,187,406	5,140,621	7,747,891	4,077,752	27,153,670
Bond Fund	—	—	498,523	—	—	—	498,523
Tax Advantaged Bond Fund	—	1,263,864	617,617	—	—	—	1,881,481

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2014, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$27,536	$3,785,420	$119,900,569	$(66,454)	$123,647,071
Small/Mid Cap Equity Fund	349,224	3,774,178	36,329,657	(1,232,752)	39,220,307
International Equity Fund	279,305	—	18,512,659	(6,693,986)	12,097,978
S&P 500 Index Fund	874,222	—	460,557,615	(10,629,712)	450,802,125
Small Cap Index Fund	312,527	866,132	124,853,145	—	126,031,804
International Index Fund	119,057	—	41,141,428	(27,522,873)	13,737,612
Equity and Bond Fund	34,220	2,355,267	51,203,794	—	53,593,281
Bond Fund	—	—	17,876,081	(498,523)	17,377,558
Tax Advantaged Bond Fund	—	—	19,868,974	(1,881,481)	17,987,493
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	3,948,490	3,060,489	46,996,958	—	54,005,937
LifePath 2020 Fund	5,744,601	5,426,770	101,475,633	—	112,647,004
LifePath 2030 Fund	4,480,785	7,208,434	105,752,769	—	117,441,988
LifePath 2040 Fund	2,969,596	6,301,095	83,692,532	—	92,963,223
LifePath 2050 Fund	247,817	1,087,382	12,533,462	—	13,868,661

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2014 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, and nondeductible start-up expenses.

From November 1, 2014 through December 31, 2014, the Equity Fund incurred $66,454 in realized losses, the Small/Mid Cap Equity Fund incurred $1,232,752 in realized losses, the International Equity Fund incurred $422,532 in realized losses and the International Index Fund incurred $335,105 in specified losses and $34,098 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2015.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2014, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Equity Fund	$—	$(9,779)	$—	$9,779
Small/Mid Cap Equity Fund	5,456	(762,469)	—	757,013
International Equity Fund	—	52,681	—	(52,681)
S&P 500 Index Fund	(2)	74,694	—	(74,692)
Small Cap Index Fund	—	75,013	—	(75,013)
International Index Fund	(20)	528,788	—	(528,768)
Bond Fund	(49,347)	397	—	48,950
Tax Advantaged Fund	(632)	(136)	—	768
Money Market Fund	638	(638)	—	—

The tax character of distributions was designated as follows for the year ended December 31, 2014.

2014	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Small Cap Index Fund	$—	$3,470,759	$22,138,905	$25,609,664
Tax Advantaged Bond Fund	13,540,559	4,689	—	13,545,248
LifePath Retirement Fund	—	24,502,511	47,859,952	72,362,463
LifePath 2020 Fund	—	42,931,794	98,810,027	141,741,821
LifePath 2030 Fund	—	44,197,388	108,000,191	152,197,579
LifePath 2040 Fund	—	35,239,905	87,499,718	122,739,623
LifePath 2050 Fund	—	5,538,543	15,020,069	20,558,612

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statement of Changes in Net Assets for the year ended December 31, 2014.

7.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for BlackRock Fund Advisors (“BlackRock”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund	0.70%
S&P 500 Index Fund	0.18%	LifePath 2020 Fund	0.70%
Small Cap Index Fund	0.33%	LifePath 2030 Fund	0.70%
International Index Fund	0.48%	LifePath 2040 Fund	0.70%
Equity and Bond Fund	None	LifePath 2050 Fund	0.70%
Bond Fund	0.10%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, LLC (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; BlackRock as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund; and Northern Trust Investments, Inc. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock, and Northern Trust determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, BlackRock’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

For the six months ended June 30, 2015, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Bridgeway	Westwood	Rainier	Marsico	Northern Cross	BlackRock	Northern Trust
Equity Fund	$518,242	$442,349	$—	$—	$—	$—	$—
Small/Mid Cap Equity Fund	402,972	—	413,897	—	—	—	—
International Equity Fund	—	—	—	187,217	212,297	—	—
S&P 500 Index Fund	—	—	—	—	—	93,586	—
Small Cap Index Fund	—	—	—	—	—	—	201,725
International Index Fund	—	—	—	—	—	—	126,061

Total Sub-Advisory Fees	$921,214	$442,349	$413,897	$187,217	$212,297	$93,586	$327,786

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
All Other Funds (a)	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

(a)       For the period January 1, 2014 through April 7, 2014, the distribution and service (12b-1) fees for the Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund and LifePath Retirement Fund was 0.50%, 0.60%, 0.45%, 0.45%, 0.65% and 0.55% of average daily net assets, respectively.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2015, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$10,608,767	Tax Advantaged Bond Fund	$17,020,627
Small/Mid Cap Equity Fund	10,288,172	Money Market Fund	16,216,771
International Equity Fund	7,569,657	LifePath Retirement Fund	19,096,545
S&P 500 Index Fund	32,186,672	LifePath 2020 Fund	38,498,914
Small Cap Index Fund	16,619,442	LifePath 2030 Fund	29,945,954
International Index Fund	11,623,141	LifePath 2040 Fund	20,909,354
Equity and Bond Fund	12,924,752	LifePath 2050 Fund	1,889,777

Bond Fund	20,548,472	TOTAL	$265,947,017

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust.

Expense Reduction Agreements

For all Funds, SFIMC has contractually agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average daily net assets (“expense reimbursement threshold” or “ERT”) indicated in the table below. With respect to the Equity and Bond Fund, SFIMC has contractually agreed to reimburse all expenses directly incurred by each Class other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. SFIMC may not discontinue these agreements to reimburse each class before April 30, 2016, without the consent of the Board.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund (a)	1.40%	2.10%	1.40%	1.80%	1.15%	1.72%	1.52%	1.22%
International Equity Fund (a)	1.50%	2.20%	1.50%	1.90%	1.25%	1.82%	1.62%	1.32%
S&P 500 Index Fund	0.78%	1.48%	0.78%	1.18%	0.53%	1.10%	0.90%	0.60%
Small Cap Index Fund (a)	0.93%	1.63%	0.93%	1.33%	0.68%	1.25%	1.05%	0.75%
International Index Fund (a)	1.18%	1.88%	1.18%	1.58%	0.93%	1.50%	1.30%	1.00%
Equity and Bond Fund (a)	0.25%	0.95%	0.25%	0.65%	—	0.57%	0.37%	0.07%
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%	1.02%	0.82%	0.52%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%	0.92%	0.72%	0.52%
LifePath Retirement Fund (a)	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2020 Fund	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2030 Fund	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2040 Fund	1.23%	1.93%	1.23%	1.63%	0.98%	1.55%	1.35%	1.05%
LifePath 2050 Fund	1.23%					1.55%	1.35%

(a)       For the period January 1, 2014 through April 7, 2014, the ERT for the Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund and LifePath Retirement Fund was 1.65%, 1.85%, 1.13%, 1.38%, 0.65% and 1.53% of average daily net assets, respectively.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

SFIMC has contractually agreed to reimburse an additional 0.07% of each LifePath Fund’s average daily net assets on an annual basis. SFIMC may not discontinue this agreement before April 30, 2016 without the consent of the Board. This reimbursement is reflected in the expense reimbursement thresholds shown in the table above.

Beginning in late January 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero. This arrangement is voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

BlackRock has contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, received by BlackRock or BlackRock Advisors, LLC (“BAL”), an affiliate of BlackRock and administrator to certain of the Underlying Funds, from each investment company in which the Master Portfolios and Underlying Master Portfolios invest through April 30, 2016.

BlackRock has also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock receives from the LifePath Master Portfolios in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by the LifePath Master Portfolios through April 30, 2025. BAL has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio to BAL in an amount equal to the independent expenses that are paid by this Underlying Fund through April 30, 2016. BAL has also contractually agreed to provide an offsetting credit against the investment advisory fees paid by the CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses paid by this Underlying Fund through April 30, 2016.

BlackRock and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

BAL has agreed to voluntarily waive a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated at any time.

Related Party Disclosure

As of June 30, 2015, State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, owned more than 10% of the outstanding shares of each Class of the following Funds:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Small/Mid Cap Equity Fund	10.90%	77.48%	22.46%	64.79%	—	37.48%	11.24%	46.02%
International Equity Fund	20.46%	90.07%	42.69%	89.26%	18.31%	53.26%	21.59%	66.18%
Small Cap Index Fund	—	76.95%	16.92%	70.78%	—	37.97%	15.00%	53.92%
International Index Fund	10.32%	81.09%	23.95%	81.37%	—	40.68%	14.08%	59.65%
Equity and Bond Fund	—	76.36%	14.05%	72.01%	—	38.56%	15.30%	76.26%
Bond Fund	—	49.28%	—	—	—	30.04%	12.28%	52.67%
Tax Advantaged Bond Fund	—	54.40%	37.23%	66.58%
LifePath 2050 Fund	—					15.95%	—

Line of Credit

Auto Company, the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended June 30, 2015.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

8.	Investment Transactions

For the six months ended June 30, 2015, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Equity Fund	$145,847,015	$129,314,151	$—	$—
Small/Mid Cap Equity Fund	156,342,010	156,739,532	—	—
International Equity Fund	80,894,199	81,190,174	—	—
S&P 500 Index Fund	71,236,627	15,916,370	—	—
Small Cap Index Fund	56,275,529	57,080,342	—	—
International Index Fund	15,104,705	3,864,797	—	—
Equity and Bond Fund	28,000,000	—	—	—
Bond Fund	75,831,340	19,452,577	5,164,844	8,000,000
Tax Advantaged Bond Fund	41,194,443	5,858,008	—	—

9.	Fund Share Transactions

At June 30, 2015, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2015:

	Class A Dollar Amounts				Class A Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$21,235,619	$(1,485)	$10,611,695	$10,622,439	2,125,523	(151)	1,061,327	1,064,045
Small/Mid Cap Equity Fund	12,239,417	(246)	7,381,656	4,857,515	1,016,008	(21)	616,781	399,206
International Equity Fund	6,772,173	17	4,086,644	2,685,546	597,505	2	366,782	230,725
S&P 500 Index Fund	91,333,345	1,463	32,491,950	58,842,858	5,802,314	93	2,062,058	3,740,349
Small Cap Index Fund	14,659,963	270	6,564,064	8,096,169	878,969	16	394,460	484,525
International Index Fund	13,545,821	(524)	5,414,848	8,130,449	1,117,457	(45)	450,888	666,524
Equity and Bond Fund	27,068,994	482,837	6,918,556	20,633,275	2,403,966	42,805	615,576	1,831,195
Bond Fund	59,285,547	4,341,578	32,745,076	30,882,049	5,206,603	380,595	2,873,518	2,713,680
Tax Advantaged Bond Fund	49,118,945	4,604,798	35,741,797	17,981,946	4,139,955	388,189	3,020,784	1,507,360
Money Market Fund	171,677,636	—	158,022,881	13,654,755	171,677,636	—	158,022,881	13,654,755
LifePath Retirement Fund	122,954,397	4,354,243	61,881,665	65,426,975	9,974,195	355,756	5,025,790	5,304,161
LifePath 2020 Fund	177,055,712	4,997	86,668,033	90,392,676	12,364,812	355	6,055,571	6,309,596
LifePath 2030 Fund	182,384,060	3,698	70,235,869	112,151,889	12,083,737	252	4,663,560	7,420,429
LifePath 2040 Fund	110,179,838	38,752	43,785,896	66,432,694	6,999,145	2,531	2,787,146	4,214,530
LifePath 2050 Fund	52,646,786	27,826	17,706,245	34,968,367	4,892,394	2,660	1,649,823	3,245,231

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$218,900	$—	$310,729	$(91,829)	22,178	—	31,300	(9,122)
Small/Mid Cap Equity Fund	94,067	—	345,908	(251,841)	8,434	—	30,911	(22,477)
International Equity Fund	40,327	—	116,258	(75,931)	3,620	—	10,477	(6,857)
S&P 500 Index Fund	842,451	—	1,701,098	(858,647)	53,504	—	107,539	(54,035)
Small Cap Index Fund	185,069	—	496,268	(311,199)	11,412	—	30,399	(18,987)
International Index Fund	141,958	—	449,572	(307,614)	11,832	—	37,066	(25,234)
Equity and Bond Fund	476,744	1,547	369,314	108,977	42,610	137	32,802	9,945
Bond Fund	303,384	61,033	816,881	(452,464)	26,573	5,351	71,914	(39,990)
Tax Advantaged Bond Fund	159,104	32,421	408,276	(216,751)	13,345	2,733	34,506	(18,428)
Money Market Fund	147,621	—	376,754	(229,133)	147,621	—	376,754	(229,133)
LifePath Retirement Fund	646,399	20,026	1,933,428	(1,267,003)	52,066	1,626	155,846	(102,154)
LifePath 2020 Fund	1,572,103	—	3,987,212	(2,415,109)	110,851	—	280,410	(169,559)
LifePath 2030 Fund	2,217,127	2,794	5,298,765	(3,078,844)	148,287	191	353,956	(205,478)
LifePath 2040 Fund	2,313,977	(49)	5,322,194	(3,008,266)	148,895	(3)	340,384	(191,492)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,138,634	$1,359	$5,369,954	$(1,229,961)	399,131	133	517,224	(117,960)
Small/Mid Cap Equity Fund	2,583,575	(14)	3,234,863	(651,302)	219,882	(1)	275,646	(55,765)
International Equity Fund	888,541	—	1,447,600	(559,059)	78,249	—	127,553	(49,304)
S&P 500 Index Fund	15,496,581	463	20,507,937	(5,010,893)	980,092	29	1,294,070	(313,949)
Small Cap Index Fund	5,187,999	(1,545)	7,736,090	(2,549,636)	314,900	(95)	468,774	(153,969)
International Index Fund	2,730,524	361	3,818,607	(1,087,722)	226,631	31	318,033	(91,371)
Equity and Bond Fund	4,319,477	356,914	4,993,597	(317,206)	381,037	31,336	439,143	(26,770)
Bond Fund	4,363,241	1,495,025	6,680,924	(822,658)	381,817	130,911	585,937	(73,209)
Tax Advantaged Bond Fund	2,791,888	524,156	1,784,107	1,531,937	235,655	44,259	151,134	128,780
Money Market Fund	13,442,303	—	13,286,583	155,720	13,442,303	—	13,286,583	155,720
LifePath Retirement Fund	11,044,486	1,342,339	17,032,389	(4,645,564)	876,763	107,197	1,350,841	(366,881)
LifePath 2020 Fund	16,850,945	(2,226)	22,861,184	(6,012,465)	1,180,099	(163)	1,601,697	(421,761)
LifePath 2030 Fund	16,860,009	6,519	20,165,861	(3,299,333)	1,115,960	442	1,334,963	(218,561)
LifePath 2040 Fund	14,167,550	1,172	12,817,929	1,350,793	897,314	76	812,935	84,455

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$151,694	$(8)	$1,700,529	$(1,548,843)	14,752	(1)	164,160	(149,409)
Small/Mid Cap Equity Fund	133,729	—	964,571	(830,842)	12,290	—	88,998	(76,708)
International Equity Fund	36,241	—	236,642	(200,401)	3,236	—	21,248	(18,012)
S&P 500 Index Fund	583,887	—	5,335,819	(4,751,932)	36,808	—	335,048	(298,240)
Small Cap Index Fund	150,190	—	2,060,679	(1,910,489)	9,353	—	127,674	(118,321)
International Index Fund	112,675	—	794,780	(682,105)	9,270	—	65,536	(56,266)
Equity and Bond Fund	154,335	11,834	1,392,666	(1,226,497)	13,576	1,036	122,457	(107,845)
Bond Fund	159,330	44,571	1,202,987	(999,086)	13,873	3,899	105,236	(87,464)
Tax Advantaged Bond Fund	12,607	2,596	115,893	(100,690)	1,069	219	9,742	(8,454)
Money Market Fund	329,062	—	767,722	(438,660)	329,062	—	767,722	(438,660)
LifePath Retirement Fund	224,623	21,154	2,241,290	(1,995,513)	17,709	1,680	176,763	(157,374)
LifePath 2020 Fund	644,214	53	4,439,581	(3,795,314)	45,051	4	309,605	(264,550)
LifePath 2030 Fund	591,635	(109)	4,091,577	(3,500,051)	39,187	(7)	270,876	(231,696)
LifePath 2040 Fund	648,795	(128)	3,429,912	(2,781,245)	41,022	(9)	216,521	(175,508)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$14,672,837	$1,191	$2,560,582	$12,113,446	1,486,076	121	255,475	1,230,722
Small/Mid Cap Equity Fund	3,549,644	(131)	3,143,566	405,947	288,401	(11)	255,788	32,602
International Equity Fund	2,168,971	(82)	1,298,926	869,963	189,292	(8)	116,082	73,202
S&P 500 Index Fund	18,950,097	510	9,792,547	9,158,060	1,196,481	32	615,450	581,063
Small Cap Index Fund	5,479,593	5,468	4,295,426	1,189,635	327,304	333	256,679	70,958
International Index Fund	4,700,738	(160)	2,315,308	2,385,270	386,432	(14)	195,454	190,964
Equity and Bond Fund	4,915,451	159,335	2,422,560	2,652,226	436,636	14,100	216,263	234,473
Bond Fund	25,768,076	1,297,832	5,263,394	21,802,514	2,265,087	113,805	461,333	1,917,559
Money Market Fund	30,852,209	1,752	28,764,187	2,089,774	30,852,209	1,752	28,764,187	2,089,774
LifePath Retirement Fund	9,863,541	625,594	6,982,876	3,506,259	781,328	49,962	554,304	276,986
LifePath 2020 Fund	14,895,228	9,325	9,935,034	4,969,519	1,037,576	668	691,819	346,425
LifePath 2030 Fund	22,602,042	23,758	12,032,514	10,593,286	1,490,407	1,602	793,092	698,917
LifePath 2040 Fund	31,911,896	8,666	16,356,018	15,564,544	2,014,221	561	1,033,319	981,463

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$537,326	$—	$820,226	$(282,900)	54,080	—	81,644	(27,564)
Small/Mid Cap Equity Fund	494,239	—	436,304	57,935	43,741	—	38,689	5,052
International Equity Fund	177,228	—	176,891	337	16,056	—	16,173	(117)
S&P 500 Index Fund	2,251,261	—	1,955,768	295,493	142,268	—	123,267	19,001
Small Cap Index Fund	425,958	—	608,032	(182,074)	25,700	—	36,436	(10,736)
International Index Fund	377,859	—	387,125	(9,266)	31,106	—	31,562	(456)
Equity and Bond Fund	549,410	4,666	383,509	170,567	49,293	419	34,380	15,332
Bond Fund	516,471	25,718	472,360	69,829	45,215	2,254	41,524	5,945
Money Market Fund	1,691,533	—	1,456,469	235,064	1,691,533	—	1,456,469	235,064
LifePath Retirement Fund	1,655,666	26,571	1,142,137	540,100	133,784	2,162	91,919	44,027
LifePath 2020 Fund	6,220,997	—	3,395,923	2,825,074	439,709	—	237,559	202,150
LifePath 2030 Fund	7,972,725	—	3,949,604	4,023,121	534,095	—	262,339	271,756
LifePath 2040 Fund	5,695,821	—	2,289,074	3,406,747	364,625	—	146,388	218,237
LifePath 2050 Fund	2,265,703	—	1,186,653	1,079,050	210,478	—	109,510	100,968

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,952,648	$—	$2,637,933	$314,715	294,391	—	264,361	30,030
Small/Mid Cap Equity Fund	1,427,408	—	1,700,750	(273,342)	122,206	—	144,573	(22,367)
International Equity Fund	717,154	—	1,079,438	(362,284)	63,750	—	95,514	(31,764)
S&P 500 Index Fund	5,192,889	—	4,359,777	833,112	330,842	—	280,478	50,364
Small Cap Index Fund	1,381,900	—	1,475,051	(93,151)	82,931	—	88,946	(6,015)
International Index Fund	2,327,960	—	772,316	1,555,644	192,862	—	64,525	128,337
Equity and Bond Fund	1,691,497	22,941	739,424	975,014	151,521	2,056	66,253	87,324
Bond Fund	1,416,856	82,531	785,871	713,516	124,768	7,242	69,249	62,761
Money Market Fund	2,862,532	—	3,326,450	(463,918)	2,862,532	—	3,326,450	(463,918)
LifePath Retirement Fund	3,265,287	103,082	3,757,448	(389,079)	258,650	8,207	297,422	(30,565)
LifePath 2020 Fund	9,281,680	—	9,326,089	(44,409)	651,438	—	651,737	(299)
LifePath 2030 Fund	10,329,660	—	7,235,682	3,093,978	687,191	—	479,870	207,321
LifePath 2040 Fund	7,104,570	—	8,276,817	(1,172,247)	452,711	—	523,178	(70,467)
LifePath 2050 Fund	3,329,377	—	1,821,240	1,508,137	307,612	—	167,356	140,256

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2015	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$74,420	$—	$694,721	$(620,301)	7,446	—	68,394	(60,948)
Small/Mid Cap Equity Fund	170,953	—	40,896	130,057	13,968	—	3,313	10,655
International Equity Fund	39,109	—	156,504	(117,395)	3,454	—	13,484	(10,030)
S&P 500 Index Fund	177,334	—	13,849	163,485	11,189	—	871	10,318
Small Cap Index Fund	175,042	—	73,942	101,100	10,462	—	4,353	6,109
International Index Fund	56,253	—	14,003	42,250	4,688	—	1,190	3,498
Equity and Bond Fund	47,642	1,797	30,570	18,869	4,322	161	2,719	1,764
Bond Fund	188,233	11,246	35,877	163,602	16,579	986	3,132	14,433
Money Market Fund	132,109	55	107,678	24,486	132,109	55	107,678	24,486
LifePath Retirement Fund	349,544	12,979	20,560	341,963	27,689	1,038	1,626	27,101
LifePath 2020 Fund	1,126,502	—	1,783,444	(656,942)	79,104	—	124,984	(45,880)
LifePath 2030 Fund	466,665	—	1,262,380	(795,715)	30,764	—	82,447	(51,683)
LifePath 2040 Fund	624,598	—	257,121	367,477	39,241	—	15,937	23,304

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the six months ended June 30, 2015.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2	Legacy Class A Dollar Amounts from Legacy Class B	Legacy Class A Share Amounts from Legacy Class B	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$129,960	12,964	$532,891	52,622	$1,053,224	101,615	$683,106	67,787
Small/Mid Cap Equity Fund	166,401	13,780	440,976	35,921	603,119	51,424	209,139	18,146
International Equity Fund	54,957	4,840	228,251	19,606	195,582	17,289	89,191	8,115
S&P 500 Index Fund	941,680	59,821	579,669	36,461	3,747,723	237,078	1,061,315	67,261
Small Cap Index Fund	336,037	20,112	179,964	10,600	1,390,253	84,230	326,679	19,337
International Index Fund	298,788	24,559	129,963	10,308	580,027	48,133	251,112	20,506
Equity and Bond Fund	187,708	16,672	158,413	13,898	964,890	84,906	241,291	21,501
Bond Fund	301,585	26,463	66,136	5,798	891,507	77,908	282,455	24,896
Tax Advantaged Bond Fund	51,557	4,366	—	—	83,028	6,963	—	—
Money Market Fund	75,795	75,794	61,556	61,556	212,492	212,492	165,754	165,754
LifePath Retirement Fund	1,042,575	84,373	579,146	46,627	1,585,100	125,634	712,074	55,784
LifePath 2020 Fund	2,182,415	152,037	3,654,980	251,944	3,187,282	223,263	1,973,313	137,457
LifePath 2030 Fund	2,710,678	179,765	1,056,727	68,917	2,803,140	185,808	1,775,420	116,994
LifePath 2040 Fund	2,733,999	173,701	1,152,817	71,856	2,438,978	154,441	634,381	39,925
LifePath 2050 Fund	—	—	477,731	43,519	—	—	506,069	46,313

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2014:

	Class A Dollar Amounts				Class A Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$33,799,114	$2,115,789	$14,935,655	$20,979,248	3,727,843	215,677	1,636,081	2,307,439
Small/Mid Cap Equity Fund	21,398,927	8,683,028	13,178,968	16,902,987	1,669,759	730,281	1,031,690	1,368,350
International Equity Fund	9,197,516	217,213	6,024,924	3,389,805	826,769	20,168	546,887	300,050
S&P 500 Index Fund	125,114,016	4,290,526	55,441,430	73,963,112	8,567,542	273,452	3,827,018	5,013,976
Small Cap Index Fund	28,690,928	5,348,827	13,838,993	20,200,762	1,750,440	327,346	847,665	1,230,121
International Index Fund	23,263,769	1,704,939	9,352,319	15,616,389	1,872,348	147,106	758,188	1,261,266
Equity and Bond Fund	34,473,104	1,364,064	13,487,328	22,349,840	3,265,432	124,136	1,283,622	2,105,946
Bond Fund	78,450,718	8,245,566	72,952,860	13,743,424	6,966,944	731,585	6,499,342	1,199,187
Tax Advantaged Bond Fund	72,190,867	9,388,459	69,640,910	11,938,416	6,162,836	802,378	5,990,773	974,441
Money Market Fund	319,504,292	—	330,383,836	(10,879,544)	319,504,622	—	330,383,836	(10,879,214)
LifePath Retirement Fund	212,339,086	46,624,144	114,097,235	144,865,995	16,755,558	3,813,977	9,020,142	11,549,393
LifePath 2020 Fund	323,690,171	85,829,423	150,247,021	259,272,573	21,739,644	6,104,381	10,121,224	17,722,801
LifePath 2030 Fund	296,786,385	93,302,938	119,111,865	270,977,458	18,848,250	6,334,217	7,587,281	17,595,186
LifePath 2040 Fund	187,523,369	63,995,126	79,177,082	172,341,413	11,375,230	4,179,955	4,813,640	10,741,545
LifePath 2050 Fund	86,677,845	19,081,435	28,093,749	77,665,531	7,776,867	1,824,234	2,526,651	7,074,450

	Class B Dollar Amounts				Class B Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$505,993	$39,973	$525,606	$20,360	56,082	4,096	58,413	1,765
Small/Mid Cap Equity Fund	405,347	353,750	432,829	326,268	33,675	31,841	35,602	29,914
International Equity Fund	106,979	430	232,488	(125,079)	9,769	40	21,638	(11,829)
S&P 500 Index Fund	2,113,724	51,464	3,810,919	(1,645,731)	145,020	3,261	268,637	(120,356)
Small Cap Index Fund	481,425	189,658	692,305	(21,222)	29,948	11,861	43,571	(1,762)
International Index Fund	307,858	43,621	477,216	(125,737)	24,782	3,757	38,723	(10,184)
Equity and Bond Fund	790,913	26,935	451,047	366,801	74,792	2,440	42,860	34,372
Bond Fund	589,828	135,203	1,132,272	(407,241)	52,458	12,008	100,711	(36,245)
Tax Advantaged Bond Fund	361,944	73,875	565,093	(129,274)	31,003	6,320	48,606	(11,283)
Money Market Fund	391,455	—	549,195	(157,740)	391,457	—	549,195	(157,738)
LifePath Retirement Fund	1,851,504	693,888	2,261,180	284,212	145,281	56,507	177,308	24,480
LifePath 2020 Fund	4,308,334	2,114,919	5,470,925	952,328	292,836	151,392	371,355	72,873
LifePath 2030 Fund	6,245,431	3,187,634	6,959,161	2,473,904	400,864	217,438	445,578	172,724
LifePath 2040 Fund	6,931,925	3,655,136	6,438,011	4,149,050	425,497	240,154	394,124	271,527

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,448,435	$1,934,562	$10,107,317	$(724,320)	798,275	189,477	1,079,204	(91,452)
Small/Mid Cap Equity Fund	5,793,580	8,409,587	7,042,582	7,160,585	463,453	723,093	562,969	623,577
International Equity Fund	2,061,592	173,397	3,065,702	(830,713)	184,200	15,952	275,076	(74,924)
S&P 500 Index Fund	31,264,520	4,777,754	42,009,497	(5,967,223)	2,153,925	302,779	2,874,219	(417,515)
Small Cap Index Fund	10,141,644	9,420,111	16,638,945	2,922,810	626,004	581,848	1,024,850	183,002
International Index Fund	6,486,699	1,693,700	7,733,019	447,380	523,122	146,388	626,427	43,083
Equity and Bond Fund	7,355,762	1,318,952	9,157,511	(482,797)	696,858	119,130	863,884	(47,896)
Bond Fund	9,276,065	3,126,242	18,547,612	(6,145,305)	823,542	277,238	1,651,317	(550,537)
Tax Advantaged Bond Fund	3,885,661	1,083,638	4,905,700	63,599	332,169	92,782	424,045	906
Money Market Fund	27,395,556	—	33,476,172	(6,080,616)	27,395,698	—	33,476,172	(6,080,474)
LifePath Retirement Fund	20,393,625	16,252,615	37,721,557	(1,075,317)	1,581,734	1,299,185	2,919,909	(38,990)
LifePath 2020 Fund	43,005,549	32,093,290	43,699,110	31,399,729	2,910,946	2,290,742	2,955,163	2,246,525
LifePath 2030 Fund	36,360,105	29,098,714	33,172,567	32,286,252	2,323,532	1,971,452	2,109,630	2,185,354
LifePath 2040 Fund	28,180,084	23,373,810	25,894,797	25,659,097	1,717,945	1,521,734	1,573,799	1,665,880

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$622,343	$112,455	$2,878,719	$(2,143,921)	67,078	11,047	311,373	(233,248)
Small/Mid Cap Equity Fund	303,704	563,078	1,983,636	(1,116,854)	25,934	52,282	169,143	(90,927)
International Equity Fund	92,715	2,873	732,663	(637,075)	8,401	268	66,470	(57,801)
S&P 500 Index Fund	1,692,525	169,613	12,383,062	(10,520,924)	115,678	10,661	852,041	(725,702)
Small Cap Index Fund	545,850	535,758	4,740,400	(3,658,792)	34,488	33,823	299,550	(231,239)
International Index Fund	214,622	63,992	2,397,836	(2,119,222)	17,230	5,498	192,200	(169,472)
Equity and Bond Fund	475,440	78,630	2,760,123	(2,206,053)	44,959	7,058	262,265	(210,248)
Bond Fund	406,809	124,516	3,236,157	(2,704,832)	36,110	11,044	287,798	(240,644)
Tax Advantaged Bond Fund	19,815	9,555	286,008	(256,638)	1,703	820	24,713	(22,190)
Money Market Fund	499,859	—	1,372,694	(872,835)	499,865	—	1,372,694	(872,829)
LifePath Retirement Fund	558,181	499,673	6,637,920	(5,580,066)	43,021	39,812	514,312	(431,479)
LifePath 2020 Fund	1,608,461	1,473,251	13,747,691	(10,665,979)	108,709	104,560	934,612	(721,343)
LifePath 2030 Fund	1,779,482	1,624,644	11,806,040	(8,401,914)	113,850	109,847	758,336	(534,639)
LifePath 2040 Fund	1,499,632	1,702,161	10,230,474	(7,028,681)	91,018	110,456	626,448	(424,974)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,451,900	$1,072,429	$6,522,217	$3,002,112	930,638	108,876	708,382	331,132
Small/Mid Cap Equity Fund	6,178,514	4,623,157	6,037,900	4,763,771	473,800	379,259	463,463	389,596
International Equity Fund	2,080,525	140,074	1,959,077	261,522	185,873	12,886	175,246	23,513
S&P 500 Index Fund	27,837,781	1,948,363	13,133,209	16,652,935	1,892,339	123,159	895,669	1,119,829
Small Cap Index Fund	10,023,823	4,569,498	9,391,555	5,201,766	606,734	277,783	570,234	314,283
International Index Fund	7,000,942	1,063,236	5,702,264	2,361,914	568,195	91,587	459,644	200,138
Equity and Bond Fund	6,476,890	471,607	4,740,273	2,208,224	618,593	42,999	442,556	219,036
Bond Fund	48,764,653	2,515,362	29,597,241	21,682,774	4,332,980	223,342	2,639,377	1,916,945
Money Market Fund	62,500,791	849	57,923,167	4,578,473	62,500,910	849	57,923,167	4,578,592
LifePath Retirement Fund	16,644,124	5,934,875	14,087,029	8,491,970	1,288,039	474,012	1,089,800	672,251
LifePath 2020 Fund	35,871,219	14,325,032	18,974,344	31,221,907	2,402,846	1,015,989	1,275,661	2,143,174
LifePath 2030 Fund	39,377,490	18,255,300	20,067,813	37,564,977	2,488,993	1,230,974	1,276,185	2,443,782
LifePath 2040 Fund	53,842,280	23,986,581	22,571,198	55,257,663	3,252,805	1,553,528	1,358,162	3,448,171

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$844,168	$34,864	$889,811	$(10,779)	93,254	3,550	97,933	(1,129)
Small/Mid Cap Equity Fund	697,517	234,843	1,021,840	(89,480)	57,194	20,801	83,272	(5,277)
International Equity Fund	398,304	2,816	759,007	(357,887)	36,238	263	68,793	(32,292)
S&P 500 Index Fund	2,547,578	53,169	4,471,678	(1,870,931)	174,456	3,372	312,490	(134,662)
Small Cap Index Fund	1,101,596	126,317	1,610,932	(383,019)	67,808	7,750	99,569	(24,011)
International Index Fund	902,370	38,184	1,248,838	(308,284)	72,712	3,289	99,662	(23,661)
Equity and Bond Fund	396,296	19,142	285,113	130,325	38,325	1,762	27,431	12,656
Bond Fund	915,258	54,247	1,248,426	(278,921)	81,270	4,814	110,938	(24,854)
Money Market Fund	3,291,209	—	3,690,973	(399,764)	3,291,218	—	3,690,973	(399,755)
LifePath Retirement Fund	2,035,654	378,771	2,081,500	332,925	160,788	30,884	163,739	27,933
LifePath 2020 Fund	7,566,069	1,196,187	8,166,842	595,414	513,462	85,442	554,374	44,530
LifePath 2030 Fund	10,645,608	2,003,791	10,958,389	1,691,010	683,968	136,684	698,823	121,829
LifePath 2040 Fund	8,834,896	1,583,510	9,695,449	722,957	540,110	103,837	589,361	54,586
LifePath 2050 Fund	2,514,817	343,444	1,758,199	1,100,062	225,600	32,740	157,178	101,162

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,123,755	$244,269	$2,919,296	$1,448,728	452,112	24,951	315,129	161,934
Small/Mid Cap Equity Fund	3,255,032	1,179,236	2,105,269	2,328,999	256,981	101,834	167,557	191,258
International Equity Fund	2,175,823	28,623	1,322,612	881,834	193,490	2,660	119,144	77,006
S&P 500 Index Fund	6,836,665	203,553	8,271,150	(1,230,932)	467,398	12,990	570,632	(90,244)
Small Cap Index Fund	2,762,617	423,498	2,862,833	323,282	168,205	25,918	174,000	20,123
International Index Fund	2,119,815	147,702	1,535,944	731,573	170,059	12,766	124,383	58,442
Equity and Bond Fund	1,957,924	73,606	1,017,231	1,014,299	187,695	6,767	96,419	98,043
Bond Fund	2,342,269	162,121	2,859,344	(354,954)	207,885	14,398	255,379	(33,096)
Money Market Fund	4,921,412	—	6,277,570	(1,356,158)	4,921,441	—	6,277,570	(1,356,129)
LifePath Retirement Fund	7,797,762	1,354,860	5,081,036	4,071,586	603,337	108,046	392,544	318,839
LifePath 2020 Fund	21,608,931	4,109,307	10,694,901	15,023,337	1,457,434	293,522	725,792	1,025,164
LifePath 2030 Fund	19,223,785	4,189,687	10,716,296	12,697,176	1,221,263	284,819	682,982	823,100
LifePath 2040 Fund	18,912,462	3,875,922	10,559,674	12,228,710	1,143,786	253,328	644,593	752,521
LifePath 2050 Fund	5,786,977	828,616	2,152,386	4,463,207	516,187	78,916	192,395	402,708

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2014	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$121,751	$43,641	$382,810	$(217,418)	13,377	4,431	43,044	(25,236)
Small/Mid Cap Equity Fund	113,148	157,421	76,873	193,696	8,711	13,064	6,009	15,766
International Equity Fund	92,309	6,436	64,112	34,633	8,277	593	5,736	3,134
S&P 500 Index Fund	249,873	25,796	1,891,929	(1,616,260)	16,965	1,633	134,771	(116,173)
Small Cap Index Fund	122,690	60,584	184,422	(1,148)	7,419	3,681	11,596	(496)
International Index Fund	104,258	21,537	113,713	12,082	8,359	1,853	9,177	1,035
Equity and Bond Fund	49,320	5,504	89,819	(34,995)	4,698	507	8,951	(3,746)
Bond Fund	114,497	20,737	91,282	43,952	10,185	1,840	8,146	3,879
Money Market Fund	772,248	27	259,585	512,690	772,251	27	259,585	512,693
LifePath Retirement Fund	157,669	110,377	138,215	129,831	12,229	8,826	10,742	10,313
LifePath 2020 Fund	1,854,233	321,542	492,043	1,683,732	126,237	22,853	33,358	115,732
LifePath 2030 Fund	627,498	357,114	152,921	831,691	39,908	24,064	9,660	54,312
LifePath 2040 Fund	831,391	386,758	186,914	1,031,235	49,629	24,792	11,195	63,226

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the year ended December 31, 2014.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2	Legacy Class A Dollar Amounts from Legacy Class B	Legacy Class A Share Amounts from Legacy Class B	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$131,592	14,309	$39,952	4,287	$1,987,659	215,291	$580,167	63,286
Small/Mid Cap Equity Fund	104,766	8,123	86,866	6,591	1,274,829	102,547	405,769	31,765
International Equity Fund	84,832	7,753	—	—	583,809	52,228	317,295	28,651
S&P 500 Index Fund	711,399	47,853	1,389,876	92,412	9,354,187	649,500	1,069,064	72,577
Small Cap Index Fund	316,668	19,586	1,443,160	87,147	3,387,280	209,960	576,545	34,974
International Index Fund	222,442	18,052	66,167	5,206	1,835,176	147,978	557,268	44,228
Equity and Bond Fund	108,572	10,144	1,005	94	1,955,635	186,453	105,773	9,909
Bond Fund	202,039	17,848	26,845	2,367	2,374,453	211,345	519,646	45,876
Tax Advantaged Bond Fund	4,799	410	—	—	221,620	19,131	—	—
Money Market Fund	189,568	189,568	23,616	23,616	714,263	714,262	290,229	290,229
LifePath Retirement Fund	792,140	62,234	1,081,166	86,286	5,419,927	421,904	764,315	59,270
LifePath 2020 Fund	2,298,025	153,618	782,630	53,567	11,083,418	755,665	4,886,972	329,725
LifePath 2030 Fund	2,505,456	158,600	715,193	46,392	9,662,510	620,984	4,916,882	310,128
LifePath 2040 Fund	2,331,886	141,004	411,499	25,555	7,897,580	484,464	6,058,240	365,275
LifePath 2050 Fund	—	—	272,815	25,121	—	—	988,766	87,939

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$9.73	$0.04	$0.22	$0.26	$—	$—	$—
Year ended 12/31/2014	8.62	0.05	1.25	1.30	(0.06)	(0.13)	(0.19)
Year ended 12/31/2013	6.53	0.04	2.09	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.69	0.07	0.84	0.91	(0.07)	—	(0.07)
Year ended 12/31/2011	5.78	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.14	0.02	0.64	0.66	(0.02)	—	(0.02)
Class B Shares
Six months ended 06/30/2015 (g)	9.68	—	0.23	0.23	—	—	—
Year ended 12/31/2014	8.59	(0.02)	1.24	1.22	—	(0.13)	(0.13)
Year ended 12/31/2013	6.53	(0.02)	2.08	2.06	—	—	—
Year ended 12/31/2012	5.68	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2011	5.77	—	(0.09)	(0.09)	—	—	—
Year ended 12/31/2010	5.15	(0.02)	0.64	0.62	—	—	—
Legacy Class A Shares
Six months ended 06/30/2015 (g)	10.12	0.04	0.24	0.28	—	—	—
Year ended 12/31/2014	8.96	0.05	1.29	1.34	(0.05)	(0.13)	(0.18)
Year ended 12/31/2013	6.79	0.04	2.17	2.21	(0.04)	—	(0.04)
Year ended 12/31/2012	5.90	0.07	0.88	0.95	(0.06)	—	(0.06)
Year ended 12/31/2011	5.99	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.32	0.02	0.67	0.69	(0.02)	—	(0.02)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	10.10	0.02	0.23	0.25	—	—	—
Year ended 12/31/2014	8.93	0.01	1.29	1.30	—	(0.13)	(0.13)
Year ended 12/31/2013	6.77	0.01	2.15	2.16	—	—	—
Year ended 12/31/2012	5.88	0.04	0.88	0.92	(0.03)	—	(0.03)
Year ended 12/31/2011	5.96	0.02	(0.10)	(0.08)	—	—	—
Year ended 12/31/2010	5.30	—	0.66	0.66	—	—	—
Institutional Shares
Six months ended 06/30/2015 (g)	9.77	0.05	0.23	0.28	—	—	—
Year ended 12/31/2014	8.65	0.07	1.25	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.06	2.09	2.15	(0.06)	—	(0.06)
Year ended 12/31/2012	5.71	0.08	0.85	0.93	(0.08)	—	(0.08)
Year ended 12/31/2011	5.80	0.06	(0.09)	(0.03)	(0.06)	—	(0.06)
Year ended 12/31/2010	5.15	0.03	0.65	0.68	(0.03)	—	(0.03)
Class R-1 Shares
Six months ended 06/30/2015 (g)	9.73	0.02	0.23	0.25	—	—	—
Year ended 12/31/2014	8.63	0.02	1.23	1.25	(0.02)	(0.13)	(0.15)
Year ended 12/31/2013	6.53	0.01	2.09	2.10	—	—	—
Year ended 12/31/2012	5.69	0.05	0.84	0.89	(0.05)	—	(0.05)
Year ended 12/31/2011	5.78	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)
Year ended 12/31/2010	5.13	—	0.65	0.65	—	—	—
Class R-2 Shares
Six months ended 06/30/2015 (g)	9.71	0.03	0.22	0.25	—	—	—
Year ended 12/31/2014	8.60	0.04	1.24	1.28	(0.04)	(0.13)	(0.17)
Year ended 12/31/2013	6.52	0.03	2.08	2.11	(0.03)	—	(0.03)
Year ended 12/31/2012	5.68	0.06	0.84	0.90	(0.06)	—	(0.06)
Year ended 12/31/2011	5.77	0.03	(0.08)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.13	0.02	0.64	0.66	(0.02)	—	(0.02)
Class R-3 Shares
Six months ended 06/30/2015 (g)	9.77	0.05	0.23	0.28	—	—	—
Year ended 12/31/2014	8.65	0.06	1.26	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.05	2.08	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.70	0.08	0.86	0.94	(0.08)	—	(0.08)
Year ended 12/31/2011	5.79	0.05	(0.09)	(0.04)	(0.05)	—	(0.05)
Year ended 12/31/2010	5.15	0.03	0.64	0.67	(0.03)	—	(0.03)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2015 and 2011 and Legacy Class B and Class R-1 shares in 2010.

(c)	Net investment income distribution represents less than $0.01 per share for Legacy Class B shares in 2014 and Class B and Legacy Class B shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Net investment income represents less than 0.005% per share for Class B shares in 2011.

(g)	Unaudited.

134	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e)	Net investment income (loss) (e) (f)	Expenses (e)	Net investment income (loss) (e) (f)

$9.99	2.67%	$130.2	1.15%	0.74%	1.15%	0.74%	52%
9.73	14.95	116.4	1.16	0.52	1.16	0.52	51
8.62	32.63	83.3	1.17	0.48	1.17	0.48	69
6.53	15.93	52.4	1.18	1.06	1.18	1.06	56
5.69	(0.79)	38.0	1.18	0.71	1.18	0.71	43
5.78	12.89	32.1	1.20	0.40	1.20	0.40	54

9.91	2.38	3.1	1.85	0.05	1.85	0.05	52
9.68	14.13	3.2	1.86	(0.17)	1.86	(0.17)	51
8.59	31.55	2.8	1.86	(0.21)	1.86	(0.21)	69
6.53	15.35	5.1	1.88	0.34	1.88	0.34	56
5.68	(1.53)	4.3	1.88	0.00	1.88	0.00	43
5.77	12.04	4.2	1.90	(0.30)	1.90	(0.30)	54

10.40	2.77	116.3	1.15	0.75	1.15	0.75	52
10.12	14.88	114.5	1.16	0.53	1.16	0.53	51
8.96	32.50	102.1	1.17	0.47	1.17	0.47	69
6.79	16.14	79.1	1.18	1.03	1.18	1.03	56
5.90	(0.82)	69.4	1.18	0.70	1.18	0.70	43
5.99	12.94	69.8	1.20	0.39	1.20	0.39	54

10.35	2.48	7.6	1.55	0.37	1.55	0.37	52
10.10	14.53	8.9	1.56	0.14	1.56	0.14	51
8.93	31.91	10.0	1.57	0.07	1.57	0.07	69
6.77	15.62	9.9	1.58	0.60	1.58	0.60	56
5.88	(1.29)	11.7	1.58	0.27	1.58	0.27	43
5.96	12.45	18.4	1.60	(0.01)	1.60	(0.01)	54

10.05	2.87	254.2	0.90	1.00	0.90	1.00	52
9.77	15.24	235.2	0.91	0.78	0.91	0.78	51
8.65	32.74	205.4	0.92	0.72	0.92	0.72	69
6.56	16.28	153.4	0.93	1.29	0.93	1.29	56
5.71	(0.57)	130.2	0.93	0.95	0.93	0.95	43
5.80	13.26	132.2	0.95	0.65	0.95	0.65	54

9.98	2.57	2.1	1.47	0.41	1.47	0.41	52
9.73	14.45	2.3	1.48	0.21	1.48	0.21	51
8.63	32.16	2.1	1.48	0.16	1.48	0.16	69
6.53	15.61	2.7	1.50	0.73	1.50	0.73	56
5.69	(1.16)	2.2	1.50	0.38	1.50	0.38	43
5.78	12.67	2.3	1.52	0.07	1.52	0.07	54

9.96	2.57	14.8	1.27	0.62	1.27	0.62	52
9.71	14.85	14.2	1.28	0.40	1.28	0.40	51
8.60	32.35	11.2	1.29	0.36	1.29	0.36	69
6.52	15.82	9.9	1.30	0.95	1.30	0.95	56
5.68	(0.94)	7.5	1.30	0.57	1.30	0.57	43
5.77	12.79	7.0	1.32	0.29	1.32	0.29	54

10.05	2.87	1.7	0.97	0.92	0.97	0.92	52
9.77	15.15	2.3	0.98	0.71	0.98	0.71	51
8.65	32.55	2.2	0.98	0.65	0.98	0.65	69
6.56	16.42	2.3	1.00	1.22	1.00	1.22	56
5.70	(0.66)	1.8	1.00	0.87	1.00	0.87	43
5.79	13.00	1.9	1.02	0.58	1.02	0.58	54

See accompanying notes to financial statements.	135

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (f)	$11.81	$0.02	$0.28	$0.30	$—	$—	$—
Year ended 12/31/2014	12.71	(0.03)	0.57	0.54	—	(1.44)	(1.44)
Year ended 12/31/2013	10.49	(0.05)	3.62	3.57	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.99	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.24	(0.02)	(0.23)	(0.25)	—	—	—
Year ended 12/31/2010	7.55	(0.02)	1.71	1.69	—	—	—
Class B Shares
Six months ended 06/30/2015 (f)	11.04	(0.02)	0.26	0.24	—	—	—
Year ended 12/31/2014	12.04	(0.10)	0.54	0.44	—	(1.44)	(1.44)
Year ended 12/31/2013	10.02	(0.11)	3.45	3.34	—	(1.32)	(1.32)
Year ended 12/31/2012	8.65	(0.02)	1.39	1.37	—	—	—
Year ended 12/31/2011	8.95	(0.08)	(0.22)	(0.30)	—	—	—
Year ended 12/31/2010	7.35	(0.06)	1.66	1.60	—	—	—
Legacy Class A Shares
Six months ended 06/30/2015 (f)	11.55	0.02	0.27	0.29	—	—	—
Year ended 12/31/2014	12.46	(0.03)	0.56	0.53	—	(1.44)	(1.44)
Year ended 12/31/2013	10.31	(0.05)	3.55	3.50	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.83	0.05	1.43	1.48	—	—	—
Year ended 12/31/2011	9.07	(0.02)	(0.22)	(0.24)	—	—	—
Year ended 12/31/2010	7.41	(0.02)	1.68	1.66	—	—	—
Legacy Class B Shares
Six months ended 06/30/2015 (f)	10.70	(0.01)	0.26	0.25	—	—	—
Year ended 12/31/2014	11.69	(0.08)	0.53	0.45	—	(1.44)	(1.44)
Year ended 12/31/2013	9.75	(0.09)	3.35	3.26	—	(1.32)	(1.32)
Year ended 12/31/2012	8.39	0.01	1.35	1.36	—	—	—
Year ended 12/31/2011	8.65	(0.06)	(0.20)	(0.26)	—	—	—
Year ended 12/31/2010	7.10	(0.05)	1.60	1.55	—	—	—
Institutional Shares
Six months ended 06/30/2015 (f)	12.11	0.03	0.29	0.32	—	—	—
Year ended 12/31/2014	12.96	—	0.59	0.59	—	(1.44)	(1.44)
Year ended 12/31/2013	10.68	(0.02)	3.68	3.66	(0.06)	(1.32)	(1.38)
Year ended 12/31/2012	9.13	0.08	1.47	1.55	—	—	—
Year ended 12/31/2011	9.35	—	(0.22)	(0.22)	—	—	—
Year ended 12/31/2010	7.62	—	1.73	1.73	—	—	—
Class R-1 Shares
Six months ended 06/30/2015 (f)	11.22	—	0.26	0.26	—	—	—
Year ended 12/31/2014	12.18	(0.07)	0.55	0.48	—	(1.44)	(1.44)
Year ended 12/31/2013	10.11	(0.09)	3.48	3.39	—	(1.32)	(1.32)
Year ended 12/31/2012	8.69	0.02	1.40	1.42	—	—	—
Year ended 12/31/2011	8.96	(0.05)	(0.22)	(0.27)	—	—	—
Year ended 12/31/2010	7.34	(0.04)	1.66	1.62	—	—	—
Class R-2 Shares
Six months ended 06/30/2015 (f)	11.50	0.01	0.28	0.29	—	—	—
Year ended 12/31/2014	12.43	(0.05)	0.56	0.51	—	(1.44)	(1.44)
Year ended 12/31/2013	10.29	(0.06)	3.54	3.48	(0.02)	(1.32)	(1.34)
Year ended 12/31/2012	8.83	0.04	1.42	1.46	—	—	—
Year ended 12/31/2011	9.08	(0.03)	(0.22)	(0.25)	—	—	—
Year ended 12/31/2010	7.43	(0.02)	1.67	1.65	—	—	—
Class R-3 Shares
Six months ended 06/30/2015 (f)	11.97	0.03	0.29	0.32	—	—	—
Year ended 12/31/2014	12.84	(0.01)	0.58	0.57	—	(1.44)	(1.44)
Year ended 12/31/2013	10.59	(0.03)	3.65	3.62	(0.05)	(1.32)	(1.37)
Year ended 12/31/2012	9.06	0.07	1.46	1.53	—	—	—
Year ended 12/31/2011	9.29	(0.01)	(0.22)	(0.23)	—	—	—
Year ended 12/31/2010	7.57	—	1.72	1.72	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-1 shares in 2015, Institutional shares in 2014 and 2011 and Institutional and Class R-3 shares in 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes for Class B shares.

(f)	Unaudited.

136	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (d)
			Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)

$12.11	2.54%	$97.8	1.39%	0.29%	1.39%	0.29%	113%
11.81	4.13	90.7	1.40	(0.26)	1.40	(0.26)	102
12.71	34.04	80.2	1.40	(0.41)	1.40	(0.41)	116
10.49	16.69	50.4	1.40	0.55	1.42	0.53	91
8.99	(2.71)	39.3	1.40	(0.23)	1.43	(0.26)	86
9.24	22.38	36.0	1.40	(0.19)	1.47	(0.26)	107

11.28	2.17	12.8	2.09	(0.40)	2.09	(0.40)	113
11.04	3.54	12.8	1.98	(0.84)	1.98	(0.84)	102
12.04	33.33	13.6	1.90	(0.91)	1.90	(0.91)	116
10.02	15.84	10.9	2.10	(0.18)	2.12	(0.20)	91
8.65	(3.35)	9.4	2.10	(0.94)	2.13	(0.97)	86
8.95	21.77	9.4	2.00	(0.80)	2.07	(0.87)	107

11.84	2.51	100.0	1.39	0.30	1.39	0.30	113
11.55	4.13	98.1	1.39	(0.26)	1.39	(0.26)	102
12.46	33.92	98.1	1.40	(0.42)	1.40	(0.42)	116
10.31	16.76	75.7	1.40	0.52	1.42	0.50	91
8.83	(2.65)	65.9	1.40	(0.24)	1.43	(0.27)	86
9.07	22.40	67.2	1.40	(0.20)	1.47	(0.27)	107

10.95	2.34	11.5	1.79	(0.10)	1.79	(0.10)	113
10.70	3.73	12.0	1.79	(0.66)	1.79	(0.66)	102
11.69	33.42	14.2	1.80	(0.82)	1.80	(0.82)	116
9.75	16.21	12.8	1.80	0.07	1.82	0.05	91
8.39	(3.01)	13.4	1.80	(0.66)	1.83	(0.69)	86
8.65	21.83	17.8	1.80	(0.62)	1.87	(0.69)	107

12.43	2.64	48.5	1.14	0.54	1.14	0.54	113
12.11	4.44	46.8	1.14	(0.01)	1.14	(0.01)	102
12.96	34.25	45.1	1.15	(0.16)	1.15	(0.16)	116
10.68	16.98	32.4	1.15	0.79	1.17	0.77	91
9.13	(2.35)	26.2	1.15	0.01	1.18	(0.02)	86
9.35	22.70	25.9	1.15	0.05	1.22	(0.02)	107

11.48	2.32	3.5	1.71	(0.03)	1.71	(0.03)	113
11.22	3.83	3.3	1.71	(0.58)	1.71	(0.58)	102
12.18	33.53	3.7	1.72	(0.74)	1.72	(0.74)	116
10.11	16.34	3.2	1.72	0.17	1.74	0.15	91
8.69	(3.01)	3.0	1.72	(0.56)	1.75	(0.59)	86
8.96	22.07	3.3	1.72	(0.53)	1.79	(0.60)	107

11.79	2.52	11.9	1.51	0.19	1.51	0.19	113
11.50	3.98	11.9	1.52	(0.38)	1.52	(0.38)	102
12.43	33.78	10.5	1.52	(0.52)	1.52	(0.52)	116
10.29	16.53	9.1	1.52	0.45	1.54	0.43	91
8.83	(2.75)	6.4	1.52	(0.38)	1.55	(0.41)	86
9.08	22.21	7.1	1.52	(0.30)	1.59	(0.37)	107

12.29	2.67	3.0	1.21	0.48	1.21	0.48	113
11.97	4.33	2.8	1.21	(0.08)	1.21	(0.08)	102
12.84	34.19	2.8	1.22	(0.23)	1.22	(0.23)	116
10.59	16.89	2.1	1.22	0.72	1.24	0.70	91
9.06	(2.48)	1.6	1.22	(0.07)	1.25	(0.10)	86
9.29	22.72	1.9	1.22	(0.02)	1.29	(0.09)	107

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$10.63	$0.04	$0.65	$0.69	$—	$—	$—
Year ended 12/31/2014	11.42	0.03	(0.75)	(0.72)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.82	0.06	1.66	1.72	(0.12)	—	(0.12)
Year ended 12/31/2012	8.28	0.09	1.45	1.54	—	—	—
Year ended 12/31/2011	9.77	0.07	(1.43)	(1.36)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.87	0.05	0.99	1.04	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2015 (g)	10.48	—	0.64	0.64	—	—	—
Year ended 12/31/2014	11.27	(0.04)	(0.75)	(0.79)	—	—	—
Year ended 12/31/2013	9.69	0.02	1.64	1.66	(0.08)	—	(0.08)
Year ended 12/31/2012	8.23	0.03	1.43	1.46	—	—	—
Year ended 12/31/2011	9.70	0.01	(1.41)	(1.40)	(0.07)	—	(0.07)
Year ended 12/31/2010	8.81	—	0.98	0.98	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2015 (g)	10.72	0.04	0.66	0.70	—	—	—
Year ended 12/31/2014	11.53	0.03	(0.77)	(0.74)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.91	0.06	1.68	1.74	(0.12)	—	(0.12)
Year ended 12/31/2012	8.35	0.09	1.47	1.56	—	—	—
Year ended 12/31/2011	9.85	0.07	(1.44)	(1.37)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.94	0.05	1.00	1.05	(0.14)	—	(0.14)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	10.59	0.02	0.65	0.67	—	—	—
Year ended 12/31/2014	11.38	(0.02)	(0.75)	(0.77)	(0.02)	—	(0.02)
Year ended 12/31/2013	9.79	0.02	1.64	1.66	(0.07)	—	(0.07)
Year ended 12/31/2012	8.29	0.05	1.45	1.50	—	—	—
Year ended 12/31/2011	9.76	0.04	(1.42)	(1.38)	(0.09)	—	(0.09)
Year ended 12/31/2010	8.86	0.02	0.98	1.00	(0.10)	—	(0.10)
Institutional Shares
Six months ended 06/30/2015 (g)	10.72	0.06	0.66	0.72	—	—	—
Year ended 12/31/2014	11.53	0.06	(0.77)	(0.71)	(0.10)	—	(0.10)
Year ended 12/31/2013	9.91	0.09	1.67	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.47	1.58	—	—	—
Year ended 12/31/2011	9.83	0.10	(1.44)	(1.34)	(0.16)	—	(0.16)
Year ended 12/31/2010	8.92	0.07	1.00	1.07	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 06/30/2015 (g)	10.57	0.02	0.65	0.67	—	—	—
Year ended 12/31/2014	11.36	—	(0.76)	(0.76)	(0.03)	—	(0.03)
Year ended 12/31/2013	9.77	0.03	1.64	1.67	(0.08)	—	(0.08)
Year ended 12/31/2012	8.26	0.06	1.45	1.51	—	—	—
Year ended 12/31/2011	9.74	0.04	(1.42)	(1.38)	(0.10)	—	(0.10)
Year ended 12/31/2010	8.84	0.02	0.99	1.01	(0.11)	—	(0.11)
Class R-2 Shares
Six months ended 06/30/2015 (g)	10.61	0.04	0.65	0.69	—	—	—
Year ended 12/31/2014	11.41	0.01	(0.75)	(0.74)	(0.06)	—	(0.06)
Year ended 12/31/2013	9.81	0.04	1.67	1.71	(0.11)	—	(0.11)
Year ended 12/31/2012	8.29	0.08	1.44	1.52	—	—	—
Year ended 12/31/2011	9.77	0.06	(1.42)	(1.36)	(0.12)	—	(0.12)
Year ended 12/31/2010	8.87	0.04	0.99	1.03	(0.13)	—	(0.13)
Class R-3 Shares
Six months ended 06/30/2015 (g)	10.71	0.05	0.66	0.71	—	—	—
Year ended 12/31/2014	11.52	0.05	(0.77)	(0.72)	(0.09)	—	(0.09)
Year ended 12/31/2013	9.90	0.08	1.68	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.46	1.57	—	—	—
Year ended 12/31/2011	9.83	0.09	(1.44)	(1.35)	(0.15)	—	(0.15)
Year ended 12/31/2010	8.91	0.07	1.00	1.07	(0.15)	—	(0.15)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2015 and 2010 and Class R-1 shares in 2014.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2014.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction change for Class B shares.

(g)	Unaudited.

138	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$11.32	6.49%	$46.6	1.50%	0.77%	1.50%	0.77%	114%
10.63	(6.29)	41.3	1.50	0.24	1.54	0.20	96
11.42	17.53	41.0	1.50	0.56	1.53	0.53	77
9.82	18.60	30.0	1.50	0.99	1.55	0.94	47
8.28	(13.89)	23.3	1.50	0.77	1.63	0.64	57
9.77	11.75	24.9	1.50	0.55	1.68	0.37	66

11.12	6.11	10.4	2.20	0.07	2.20	0.07	114
10.48	(6.97)	9.9	2.11	(0.35)	2.15	(0.39)	96
11.27	17.16	10.8	1.85	0.24	1.88	0.21	77
9.69	17.74	9.2	2.20	0.30	2.25	0.25	47
8.23	(14.45)	7.8	2.20	0.07	2.33	(0.06)	57
9.70	11.09	9.1	2.10	(0.04)	2.27	(0.21)	66

11.42	6.53	49.4	1.50	0.77	1.50	0.77	114
10.72	(6.43)	46.9	1.50	0.26	1.54	0.22	96
11.53	17.53	51.2	1.50	0.59	1.53	0.56	77
9.91	18.68	44.5	1.50	1.00	1.55	0.95	47
8.35	(13.89)	38.6	1.50	0.77	1.63	0.64	57
9.85	11.72	45.5	1.50	0.57	1.67	0.40	66

11.26	6.33	10.6	1.90	0.36	1.90	0.36	114
10.59	(6.73)	10.1	1.90	(0.14)	1.94	(0.18)	96
11.38	16.99	11.5	1.90	0.20	1.93	0.17	77
9.79	18.09	10.7	1.90	0.61	1.95	0.56	47
8.29	(14.14)	10.1	1.90	0.38	2.03	0.25	57
9.76	11.27	13.3	1.90	0.18	2.07	0.01	66

11.44	6.72	21.2	1.25	1.03	1.25	1.03	114
10.72	(6.19)	19.1	1.25	0.50	1.29	0.46	96
11.53	17.81	20.3	1.25	0.83	1.28	0.80	77
9.91	18.97	17.1	1.25	1.25	1.30	1.20	47
8.33	(13.68)	13.6	1.25	1.03	1.38	0.90	57
9.83	12.01	15.3	1.25	0.82	1.43	0.64	66

11.24	6.34	2.5	1.82	0.44	1.82	0.44	114
10.57	(6.71)	2.4	1.82	(0.04)	1.86	(0.08)	96
11.36	17.14	2.9	1.82	0.27	1.85	0.24	77
9.77	18.28	2.5	1.82	0.69	1.87	0.64	47
8.26	(14.16)	2.4	1.82	0.48	1.95	0.35	57
9.74	11.40	2.9	1.82	0.24	1.99	0.07	66

11.30	6.50	6.3	1.62	0.64	1.62	0.64	114
10.61	(6.48)	6.2	1.62	0.10	1.66	0.06	96
11.41	17.40	5.8	1.62	0.40	1.65	0.37	77
9.81	18.34	5.9	1.62	0.87	1.67	0.82	47
8.29	(13.94)	4.7	1.62	0.66	1.75	0.53	57
9.77	11.63	5.8	1.62	0.43	1.80	0.25	66

11.42	6.63	2.1	1.32	0.94	1.32	0.94	114
10.71	(6.25)	2.1	1.32	0.43	1.36	0.39	96
11.52	17.74	2.2	1.32	0.76	1.35	0.73	77
9.90	18.85	1.9	1.32	1.20	1.37	1.15	47
8.33	(13.75)	1.6	1.32	0.95	1.45	0.82	57
9.83	12.06	1.9	1.32	0.75	1.49	0.58	66

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized) (c)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$15.52	$0.10	$0.03	$0.13	$—	$—	$—
Year ended 12/31/2014	13.91	0.18	1.61	1.79	(0.18)	—	(0.18)
Year ended 12/31/2013	10.72	0.16	3.20	3.36	(0.17)	—	(0.17)
Year ended 12/31/2012	9.45	0.16	1.27	1.43	(0.16)	—	(0.16)
Year ended 12/31/2011	9.45	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.37	0.11	1.08	1.19	(0.11)	—	(0.11)
Class B Shares
Six months ended 06/30/2015 (g)	15.60	0.05	0.03	0.08	—	—	—
Year ended 12/31/2014	13.98	0.08	1.60	1.68	(0.06)	—	(0.06)
Year ended 12/31/2013	10.76	0.07	3.20	3.27	(0.05)	—	(0.05)
Year ended 12/31/2012	9.48	0.09	1.27	1.36	(0.08)	—	(0.08)
Year ended 12/31/2011	9.48	0.06	—	0.06	(0.06)	—	(0.06)
Year ended 12/31/2010	8.40	0.05	1.08	1.13	(0.05)	—	(0.05)
Legacy Class A Shares
Six months ended 06/30/2015 (g)	15.60	0.10	0.04	0.14	—	—	—
Year ended 12/31/2014	13.98	0.18	1.61	1.79	(0.17)	—	(0.17)
Year ended 12/31/2013	10.76	0.16	3.22	3.38	(0.16)	—	(0.16)
Year ended 12/31/2012	9.48	0.16	1.27	1.43	(0.15)	—	(0.15)
Year ended 12/31/2011	9.48	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.40	0.11	1.08	1.19	(0.11)	—	(0.11)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	15.73	0.07	0.03	0.10	—	—	—
Year ended 12/31/2014	14.08	0.12	1.62	1.74	(0.09)	—	(0.09)
Year ended 12/31/2013	10.82	0.11	3.24	3.35	(0.09)	—	(0.09)
Year ended 12/31/2012	9.52	0.11	1.28	1.39	(0.09)	—	(0.09)
Year ended 12/31/2011	9.51	0.09	(0.01)	0.08	(0.07)	—	(0.07)
Year ended 12/31/2010	8.41	0.08	1.08	1.16	(0.06)	—	(0.06)
Institutional Shares
Six months ended 06/30/2015 (g)	15.65	0.12	0.03	0.15	—	—	—
Year ended 12/31/2014	14.02	0.22	1.62	1.84	(0.21)	—	(0.21)
Year ended 12/31/2013	10.79	0.20	3.22	3.42	(0.19)	—	(0.19)
Year ended 12/31/2012	9.51	0.19	1.27	1.46	(0.18)	—	(0.18)
Year ended 12/31/2011	9.51	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.41	0.13	1.10	1.23	(0.13)	—	(0.13)
Class R-1 Shares
Six months ended 06/30/2015 (g)	15.59	0.08	0.02	0.10	—	—	—
Year ended 12/31/2014	13.97	0.13	1.61	1.74	(0.12)	—	(0.12)
Year ended 12/31/2013	10.75	0.12	3.21	3.33	(0.11)	—	(0.11)
Year ended 12/31/2012	9.47	0.13	1.27	1.40	(0.12)	—	(0.12)
Year ended 12/31/2011	9.48	0.10	(0.01)	0.09	(0.10)	—	(0.10)
Year ended 12/31/2010	8.39	0.08	1.09	1.17	(0.08)	—	(0.08)
Class R-2 Shares
Six months ended 06/30/2015 (g)	15.50	0.09	0.03	0.12	—	—	—
Year ended 12/31/2014	13.89	0.16	1.60	1.76	(0.15)	—	(0.15)
Year ended 12/31/2013	10.70	0.15	3.19	3.34	(0.15)	—	(0.15)
Year ended 12/31/2012	9.43	0.15	1.26	1.41	(0.14)	—	(0.14)
Year ended 12/31/2011	9.44	0.12	—	0.12	(0.13)	—	(0.13)
Year ended 12/31/2010	8.36	0.10	1.08	1.18	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2015 (g)	15.62	0.11	0.04	0.15	—	—	—
Year ended 12/31/2014	14.00	0.20	1.61	1.81	(0.19)	—	(0.19)
Year ended 12/31/2013	10.78	0.19	3.22	3.41	(0.19)	—	(0.19)
Year ended 12/31/2012	9.50	0.18	1.27	1.45	(0.17)	—	(0.17)
Year ended 12/31/2011	9.50	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.42	0.13	1.08	1.21	(0.13)	—	(0.13)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio through May 11, 2012.

(c)	Net gain (loss) on investments represents less than $0.01 per share for Class A, Class B, Legacy Class A, Institutional, Class R-2 and Class R-3 shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The 2012 portfolio turnover rate reflects the period from May 12, 2012 to December 31, 2012 and excludes in-kind contribution of portfolio securities received on May 12, 2012. Prior to May 12, 2012, the S&P 500 Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2012 through May 11, 2012 was 5%.

(g)	Unaudited.

140	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e) (f)
			Expenses (b) (e)	Net investment income (loss) (b) (e)	Expenses (b) (e)	Net investment income (loss) (b) (e)

$15.65	0.84%	$444.4	0.73%	1.28%	0.73%	1.28%	3%
15.52	12.84	382.7	0.74	1.25	0.74	1.25	2
13.91	31.46	273.3	0.75	1.30	0.75	1.30	3
10.72	15.02	154.6	0.76	1.54	0.76	1.54	2
9.45	1.39	115.0	0.80	1.34	0.81	1.33	5
9.45	14.27	98.5	0.79	1.29	0.79	1.29	9

15.68	0.51	11.8	1.43	0.58	1.43	0.58	3
15.60	12.04	12.6	1.44	0.54	1.44	0.54	2
13.98	30.41	13.0	1.44	0.59	1.44	0.59	3
10.76	14.37	18.5	1.47	0.83	1.47	0.83	2
9.48	0.67	15.8	1.50	0.64	1.51	0.63	5
9.48	13.43	15.3	1.49	0.59	1.49	0.59	9

15.74	0.90	445.5	0.73	1.28	0.73	1.28	3
15.60	12.79	446.6	0.74	1.25	0.74	1.25	2
13.98	31.42	406.0	0.75	1.30	0.75	1.30	3
10.76	15.13	315.1	0.77	1.53	0.77	1.53	2
9.48	1.35	277.0	0.80	1.33	0.81	1.32	5
9.48	14.17	275.7	0.79	1.28	0.79	1.28	9

15.83	0.64	25.4	1.13	0.88	1.13	0.88	3
15.73	12.35	29.9	1.14	0.85	1.14	0.85	2
14.08	30.97	37.0	1.14	0.91	1.14	0.91	3
10.82	14.63	40.2	1.17	1.10	1.17	1.10	2
9.52	0.87	52.2	1.20	0.91	1.21	0.90	5
9.51	13.84	77.0	1.19	0.88	1.19	0.88	9

15.80	0.96	159.2	0.48	1.53	0.48	1.53	3
15.65	13.10	148.6	0.49	1.50	0.49	1.50	2
14.02	31.73	117.4	0.50	1.55	0.50	1.55	3
10.79	15.37	82.5	0.52	1.78	0.52	1.78	2
9.51	1.61	68.3	0.55	1.58	0.56	1.57	5
9.51	14.66	67.0	0.54	1.53	0.54	1.53	9

15.69	0.64	7.3	1.05	0.96	1.05	0.96	3
15.59	12.45	6.9	1.06	0.93	1.06	0.93	2
13.97	31.01	8.1	1.07	0.99	1.07	0.99	3
10.75	14.77	6.5	1.09	1.20	1.09	1.20	2
9.47	0.98	6.0	1.12	1.02	1.13	1.01	5
9.48	13.89	5.9	1.11	0.96	1.11	0.96	9

15.62	0.77	21.2	0.85	1.16	0.85	1.16	3
15.50	12.69	20.2	0.86	1.13	0.86	1.13	2
13.89	31.22	19.4	0.86	1.19	0.86	1.19	3
10.70	14.98	15.7	0.89	1.42	0.89	1.42	2
9.43	1.21	13.3	0.92	1.21	0.93	1.20	5
9.44	14.14	12.6	0.91	1.17	0.91	1.17	9

15.77	0.96	2.3	0.55	1.46	0.55	1.46	3
15.62	12.95	2.1	0.56	1.42	0.56	1.42	2
14.00	31.61	3.5	0.57	1.49	0.57	1.49	3
10.78	15.32	2.5	0.59	1.72	0.59	1.72	2
9.50	1.60	1.9	0.62	1.51	0.63	1.50	5
9.50	14.35	2.0	0.61	1.47	0.61	1.47	9

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (f)	$16.23	$0.04	$0.65	$0.69	$—	$—	$—
Year ended 12/31/2014	16.54	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.65	0.03	4.72	4.75	(0.06)	(0.80)	(0.86)
Year ended 12/31/2012	11.35	0.13	1.59	1.72	(0.11)	(0.31)	(0.42)
Year ended 12/31/2011	12.09	0.03	(0.63)	(0.60)	(0.03)	(0.11)	(0.14)
Year ended 12/31/2010	9.65	0.04	2.44	2.48	(0.04)	—	(0.04)
Class B Shares
Six months ended 06/30/2015 (f)	15.88	(0.02)	0.64	0.62	—	—	—
Year ended 12/31/2014	16.25	(0.04)	0.59	0.55	—	(0.92)	(0.92)
Year ended 12/31/2013	12.46	(0.05)	4.64	4.59	—	(0.80)	(0.80)
Year ended 12/31/2012	11.18	0.04	1.57	1.61	(0.02)	(0.31)	(0.33)
Year ended 12/31/2011	11.98	(0.05)	(0.64)	(0.69)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.60	(0.03)	2.41	2.38	—	—	—
Legacy Class A Shares
Six months ended 06/30/2015 (f)	16.08	0.04	0.64	0.68	—	—	—
Year ended 12/31/2014	16.39	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.53	0.03	4.68	4.71	(0.05)	(0.80)	(0.85)
Year ended 12/31/2012	11.24	0.13	1.57	1.70	(0.10)	(0.31)	(0.41)
Year ended 12/31/2011	11.98	0.03	(0.64)	(0.61)	(0.02)	(0.11)	(0.13)
Year ended 12/31/2010	9.56	0.04	2.41	2.45	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2015 (f)	15.73	0.01	0.63	0.64	—	—	—
Year ended 12/31/2014	16.08	(0.01)	0.58	0.57	—	(0.92)	(0.92)
Year ended 12/31/2013	12.31	(0.03)	4.60	4.57	—	(0.80)	(0.80)
Year ended 12/31/2012	11.05	0.07	1.55	1.62	(0.05)	(0.31)	(0.36)
Year ended 12/31/2011	11.80	(0.02)	(0.62)	(0.64)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.42	—	2.38	2.38	—	—	—
Institutional Shares
Six months ended 06/30/2015 (f)	16.34	0.06	0.65	0.71	—	—	—
Year ended 12/31/2014	16.64	0.09	0.62	0.71	(0.09)	(0.92)	(1.01)
Year ended 12/31/2013	12.71	0.07	4.75	4.82	(0.09)	(0.80)	(0.89)
Year ended 12/31/2012	11.39	0.16	1.60	1.76	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.14	0.06	(0.65)	(0.59)	(0.05)	(0.11)	(0.16)
Year ended 12/31/2010	9.68	0.07	2.45	2.52	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2015 (f)	16.19	0.01	0.65	0.66	—	—	—
Year ended 12/31/2014	16.51	—	0.60	0.60	—	(0.92)	(0.92)
Year ended 12/31/2013	12.63	(0.01)	4.70	4.69	(0.01)	(0.80)	(0.81)
Year ended 12/31/2012	11.32	0.09	1.59	1.68	(0.06)	(0.31)	(0.37)
Year ended 12/31/2011	12.08	(0.01)	(0.64)	(0.65)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.64	—	2.44	2.44	—	—	—
Class R-2 Shares
Six months ended 06/30/2015 (f)	16.22	0.03	0.66	0.69	—	—	—
Year ended 12/31/2014	16.53	0.03	0.61	0.64	(0.03)	(0.92)	(0.95)
Year ended 12/31/2013	12.64	0.01	4.72	4.73	(0.04)	(0.80)	(0.84)
Year ended 12/31/2012	11.34	0.11	1.59	1.70	(0.09)	(0.31)	(0.40)
Year ended 12/31/2011	12.08	0.02	(0.64)	(0.62)	(0.01)	(0.11)	(0.12)
Year ended 12/31/2010	9.64	0.03	2.43	2.46	(0.02)	—	(0.02)
Class R-3 Shares
Six months ended 06/30/2015 (f)	16.34	0.05	0.66	0.71	—	—	—
Year ended 12/31/2014	16.64	0.08	0.62	0.70	(0.08)	(0.92)	(1.00)
Year ended 12/31/2013	12.71	0.06	4.75	4.81	(0.08)	(0.80)	(0.88)
Year ended 12/31/2012	11.40	0.15	1.60	1.75	(0.13)	(0.31)	(0.44)
Year ended 12/31/2011	12.15	0.05	(0.65)	(0.60)	(0.04)	(0.11)	(0.15)
Year ended 12/31/2010	9.69	0.06	2.45	2.51	(0.05)	—	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-1 shares in 2014 and Legacy Class B and Class R-1 shares in 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

142	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (d)
			Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)

$16.92	4.25%	$118.0	0.93%	0.45%	0.93%	0.45%	25%
16.23	3.99	105.3	0.93	0.31	0.94	0.30	16
16.54	37.57	87.0	0.94	0.23	0.96	0.21	14
12.65	15.22	51.5	0.95	1.05	0.98	1.02	14
11.35	(4.97)	41.8	0.95	0.28	0.98	0.25	14
12.09	25.66	39.6	0.95	0.41	1.01	0.35	15

16.50	3.90	14.2	1.63	(0.22)	1.63	(0.22)	25
15.88	3.36	14.0	1.50	(0.25)	1.50	(0.25)	16
16.25	36.84	14.4	1.49	(0.33)	1.51	(0.35)	14
12.46	14.48	10.7	1.65	0.33	1.68	0.30	14
11.18	(5.73)	9.6	1.65	(0.43)	1.68	(0.46)	14
11.98	24.79	10.1	1.65	(0.31)	1.71	(0.37)	15

16.76	4.23	205.7	0.93	0.47	0.93	0.47	25
16.08	3.99	199.7	0.93	0.31	0.94	0.30	16
16.39	37.63	200.6	0.94	0.21	0.96	0.19	14
12.53	15.26	150.6	0.95	1.02	0.98	0.99	14
11.24	(5.04)	134.7	0.95	0.27	0.98	0.24	14
11.98	25.65	143.8	0.95	0.39	1.01	0.33	15

16.37	4.07	27.8	1.33	0.09	1.33	0.09	25
15.73	3.52	28.6	1.33	(0.08)	1.34	(0.09)	16
16.08	37.14	32.9	1.34	(0.19)	1.36	(0.21)	14
12.31	14.72	29.3	1.35	0.58	1.38	0.55	14
11.05	(5.39)	32.5	1.35	(0.15)	1.38	(0.18)	14
11.80	25.27	44.1	1.35	(0.03)	1.41	(0.09)	15

17.05	4.35	87.3	0.68	0.71	0.68	0.71	25
16.34	4.24	82.4	0.68	0.56	0.69	0.55	16
16.64	37.96	78.7	0.69	0.47	0.71	0.45	14
12.71	15.60	54.1	0.70	1.27	0.73	1.24	14
11.39	(4.81)	47.6	0.70	0.51	0.73	0.48	14
12.14	26.01	50.3	0.70	0.64	0.76	0.58	15

16.85	4.08	3.7	1.25	0.17	1.25	0.17	25
16.19	3.61	3.7	1.25	(0.01)	1.26	(0.02)	16
16.51	37.25	4.2	1.26	(0.10)	1.28	(0.12)	14
12.63	14.88	3.2	1.27	0.71	1.30	0.68	14
11.32	(5.35)	2.7	1.27	(0.06)	1.30	(0.09)	14
12.08	25.31	3.0	1.27	0.04	1.33	(0.02)	15

16.91	4.19	9.3	1.05	0.35	1.05	0.35	25
16.22	3.89	9.0	1.05	0.18	1.06	0.17	16
16.53	37.44	8.9	1.06	0.10	1.08	0.08	14
12.64	15.09	6.8	1.07	0.93	1.10	0.90	14
11.34	(5.13)	5.6	1.07	0.13	1.10	0.10	14
12.08	25.57	5.9	1.07	0.29	1.13	0.23	15

17.05	4.35	2.6	0.75	0.65	0.75	0.65	25
16.34	4.15	2.4	0.75	0.49	0.76	0.48	16
16.64	37.86	2.5	0.76	0.40	0.78	0.38	14
12.71	15.44	1.9	0.77	1.24	0.80	1.21	14
11.40	(4.88)	1.5	0.77	0.44	0.80	0.41	14
12.15	25.92	1.7	0.77	0.58	0.83	0.52	15

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (e)	$11.40	$0.17	$0.50	$0.67	$—	$—	$—
Year ended 12/31/2014	12.49	0.30	(1.10)	(0.80)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.55	0.21	1.95	2.16	(0.22)	—	(0.22)
Year ended 12/31/2012	9.19	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.84	0.22	(1.62)	(1.40)	(0.25)	—	(0.25)
Year ended 12/31/2010	10.33	0.16	0.52	0.68	(0.17)	—	(0.17)
Class B Shares
Six months ended 06/30/2015 (e)	11.42	0.12	0.51	0.63	—	—	—
Year ended 12/31/2014	12.50	0.24	(1.10)	(0.86)	(0.22)	—	(0.22)
Year ended 12/31/2013	10.57	0.15	1.93	2.08	(0.15)	—	(0.15)
Year ended 12/31/2012	9.20	0.15	1.39	1.54	(0.17)	—	(0.17)
Year ended 12/31/2011	10.84	0.16	(1.63)	(1.47)	(0.17)	—	(0.17)
Year ended 12/31/2010	10.34	0.09	0.51	0.60	(0.10)	—	(0.10)
Legacy Class A Shares
Six months ended 06/30/2015 (e)	11.39	0.17	0.49	0.66	—	—	—
Year ended 12/31/2014	12.47	0.31	(1.10)	(0.79)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.53	0.21	1.94	2.15	(0.21)	—	(0.21)
Year ended 12/31/2012	9.17	0.22	1.38	1.60	(0.24)	—	(0.24)
Year ended 12/31/2011	10.81	0.23	(1.63)	(1.40)	(0.24)	—	(0.24)
Year ended 12/31/2010	10.30	0.16	0.52	0.68	(0.17)	—	(0.17)
Legacy Class B Shares
Six months ended 06/30/2015 (e)	11.45	0.14	0.51	0.65	—	—	—
Year ended 12/31/2014	12.53	0.27	(1.12)	(0.85)	(0.23)	—	(0.23)
Year ended 12/31/2013	10.58	0.17	1.94	2.11	(0.16)	—	(0.16)
Year ended 12/31/2012	9.21	0.18	1.38	1.56	(0.19)	—	(0.19)
Year ended 12/31/2011	10.84	0.19	(1.63)	(1.44)	(0.19)	—	(0.19)
Year ended 12/31/2010	10.33	0.13	0.50	0.63	(0.12)	—	(0.12)
Institutional Shares
Six months ended 06/30/2015 (e)	11.42	0.18	0.51	0.69	—	—	—
Year ended 12/31/2014	12.51	0.34	(1.11)	(0.77)	(0.32)	—	(0.32)
Year ended 12/31/2013	10.57	0.24	1.94	2.18	(0.24)	—	(0.24)
Year ended 12/31/2012	9.19	0.25	1.39	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.84	0.26	(1.64)	(1.38)	(0.27)	—	(0.27)
Year ended 12/31/2010	10.33	0.19	0.52	0.71	(0.20)	—	(0.20)
Class R-1 Shares
Six months ended 06/30/2015 (e)	11.42	0.15	0.50	0.65	—	—	—
Year ended 12/31/2014	12.50	0.28	(1.12)	(0.84)	(0.24)	—	(0.24)
Year ended 12/31/2013	10.56	0.18	1.93	2.11	(0.17)	—	(0.17)
Year ended 12/31/2012	9.19	0.19	1.38	1.57	(0.20)	—	(0.20)
Year ended 12/31/2011	10.83	0.20	(1.63)	(1.43)	(0.21)	—	(0.21)
Year ended 12/31/2010	10.32	0.13	0.51	0.64	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2015 (e)	11.38	0.16	0.50	0.66	—	—	—
Year ended 12/31/2014	12.46	0.29	(1.09)	(0.80)	(0.28)	—	(0.28)
Year ended 12/31/2013	10.53	0.19	1.94	2.13	(0.20)	—	(0.20)
Year ended 12/31/2012	9.17	0.21	1.38	1.59	(0.23)	—	(0.23)
Year ended 12/31/2011	10.81	0.22	(1.63)	(1.41)	(0.23)	—	(0.23)
Year ended 12/31/2010	10.31	0.15	0.51	0.66	(0.16)	—	(0.16)
Class R-3 Shares
Six months ended 06/30/2015 (e)	11.44	0.18	0.50	0.68	—	—	—
Year ended 12/31/2014	12.52	0.34	(1.11)	(0.77)	(0.31)	—	(0.31)
Year ended 12/31/2013	10.58	0.23	1.94	2.17	(0.23)	—	(0.23)
Year ended 12/31/2012	9.20	0.24	1.40	1.64	(0.26)	—	(0.26)
Year ended 12/31/2011	10.85	0.25	(1.64)	(1.39)	(0.26)	—	(0.26)
Year ended 12/31/2010	10.35	0.18	0.51	0.69	(0.19)	—	(0.19)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

144	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
		Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$12.07	5.78%	$89.7	1.18%	2.82%	1.20%	2.80%	3%
11.40	(6.33)	77.1	1.18	2.44	1.21	2.41	2
12.49	20.44	68.7	1.19	1.81	1.23	1.77	1
10.55	17.41	47.8	1.20	2.23	1.26	2.17	4
9.19	(12.94)	38.7	1.20	2.17	1.23	2.14	4
10.84	6.59	42.5	1.20	1.62	1.23	1.59	4

12.05	5.52	11.4	1.88	2.08	1.90	2.06	3
11.42	(6.93)	11.1	1.75	1.95	1.77	1.93	2
12.50	19.71	12.3	1.71	1.33	1.75	1.29	1
10.57	16.74	10.3	1.90	1.55	1.96	1.49	4
9.20	(13.54)	9.0	1.90	1.48	1.93	1.45	4
10.84	5.80	10.5	1.90	0.93	1.93	0.90	4

12.05	5.79	94.6	1.18	2.78	1.20	2.76	3
11.39	(6.39)	90.4	1.18	2.51	1.21	2.48	2
12.47	20.43	98.4	1.19	1.84	1.23	1.80	1
10.53	17.43	83.4	1.20	2.25	1.26	2.19	4
9.17	(12.91)	74.1	1.20	2.19	1.23	2.16	4
10.81	6.58	89.5	1.20	1.63	1.23	1.60	4

12.10	5.58	14.5	1.58	2.37	1.60	2.35	3
11.45	(6.71)	14.4	1.58	2.16	1.61	2.13	2
12.53	19.92	17.9	1.59	1.47	1.63	1.43	1
10.58	16.96	17.9	1.60	1.88	1.66	1.82	4
9.21	(13.24)	18.5	1.60	1.80	1.63	1.77	4
10.84	6.12	25.6	1.60	1.25	1.63	1.22	4

12.11	5.95	47.7	0.93	3.05	0.95	3.03	3
11.42	(6.11)	42.8	0.93	2.76	0.96	2.73	2
12.51	20.63	44.4	0.94	2.09	0.98	2.05	1
10.57	17.88	35.0	0.95	2.50	1.01	2.44	4
9.19	(12.72)	30.0	0.95	2.45	0.98	2.42	4
10.84	6.81	35.2	0.95	1.89	0.98	1.86	4

12.07	5.60	3.3	1.50	2.45	1.52	2.43	3
11.42	(6.65)	3.1	1.50	2.28	1.53	2.25	2
12.50	19.97	3.7	1.51	1.54	1.55	1.50	1
10.56	17.13	3.4	1.52	1.98	1.58	1.92	4
9.19	(13.19)	3.1	1.52	1.86	1.55	1.83	4
10.83	6.21	3.6	1.52	1.33	1.55	1.30	4

12.04	5.80	9.4	1.30	2.66	1.32	2.64	3
11.38	(6.49)	7.5	1.30	2.31	1.33	2.28	2
12.46	20.23	7.4	1.31	1.69	1.35	1.65	1
10.53	17.30	6.8	1.32	2.10	1.38	2.04	4
9.17	(13.00)	5.7	1.32	2.08	1.35	2.05	4
10.81	6.39	6.4	1.32	1.49	1.35	1.46	4

12.12	5.94	2.2	1.00	2.97	1.02	2.95	3
11.44	(6.18)	2.1	1.00	2.69	1.03	2.66	2
12.52	20.53	2.3	1.01	2.00	1.05	1.96	1
10.58	17.81	1.9	1.02	2.42	1.08	2.36	4
9.20	(12.77)	1.5	1.02	2.37	1.05	2.34	4
10.85	6.66	1.8	1.02	1.80	1.05	1.77	4

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$11.04	$0.05	$0.14	$0.19	$(0.04)	$—	$(0.04)
Year ended 12/31/2014	10.07	0.14	0.99	1.13	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.67	0.12	1.40	1.52	(0.12)	—	(0.12)
Year ended 12/31/2012	7.94	0.14	0.73	0.87	(0.14)	—	(0.14)
Year ended 12/31/2011	7.86	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.24	0.12	0.62	0.74	(0.12)	—	(0.12)
Class B Shares
Six months ended 06/30/2015 (g)	11.05	0.01	0.15	0.16	(0.01)	—	(0.01)
Year ended 12/31/2014	10.08	0.07	0.99	1.06	(0.07)	(0.02)	(0.09)
Year ended 12/31/2013	8.69	0.07	1.38	1.45	(0.06)	—	(0.06)
Year ended 12/31/2012	7.95	0.08	0.74	0.82	(0.08)	—	(0.08)
Year ended 12/31/2011	7.87	0.07	0.08	0.15	(0.07)	—	(0.07)
Year ended 12/31/2010	7.25	0.07	0.62	0.69	(0.07)	—	(0.07)
Legacy Class A Shares
Six months ended 06/30/2015 (g)	11.14	0.05	0.15	0.20	(0.04)	—	(0.04)
Year ended 12/31/2014	10.16	0.14	1.00	1.14	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.75	0.12	1.40	1.52	(0.11)	—	(0.11)
Year ended 12/31/2012	8.01	0.14	0.74	0.88	(0.14)	—	(0.14)
Year ended 12/31/2011	7.93	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.30	0.11	0.63	0.74	(0.11)	—	(0.11)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	11.17	0.02	0.16	0.18	(0.02)	—	(0.02)
Year ended 12/31/2014	10.19	0.09	1.00	1.09	(0.09)	(0.02)	(0.11)
Year ended 12/31/2013	8.77	0.08	1.41	1.49	(0.07)	—	(0.07)
Year ended 12/31/2012	8.03	0.10	0.74	0.84	(0.10)	—	(0.10)
Year ended 12/31/2011	7.94	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 12/31/2010	7.31	0.08	0.63	0.71	(0.08)	—	(0.08)
Institutional Shares
Six months ended 06/30/2015 (g)	11.05	0.06	0.16	0.22	(0.06)	—	(0.06)
Year ended 12/31/2014	10.08	0.16	0.99	1.15	(0.16)	(0.02)	(0.18)
Year ended 12/31/2013	8.68	0.14	1.40	1.54	(0.14)	—	(0.14)
Year ended 12/31/2012	7.95	0.16	0.73	0.89	(0.16)	—	(0.16)
Year ended 12/31/2011	7.86	0.15	0.09	0.24	(0.15)	—	(0.15)
Year ended 12/31/2010	7.24	0.13	0.62	0.75	(0.13)	—	(0.13)
Class R-1 Shares
Six months ended 06/30/2015 (g)	10.90	0.03	0.15	0.18	(0.03)	—	(0.03)
Year ended 12/31/2014	9.95	0.10	0.97	1.07	(0.10)	(0.02)	(0.12)
Year ended 12/31/2013	8.57	0.08	1.38	1.46	(0.08)	—	(0.08)
Year ended 12/31/2012	7.84	0.11	0.73	0.84	(0.11)	—	(0.11)
Year ended 12/31/2011	7.76	0.10	0.08	0.18	(0.10)	—	(0.10)
Year ended 12/31/2010	7.15	0.08	0.62	0.70	(0.09)	—	(0.09)
Class R-2 Shares
Six months ended 06/30/2015 (g)	10.92	0.04	0.15	0.19	(0.04)	—	(0.04)
Year ended 12/31/2014	9.96	0.13	0.98	1.11	(0.13)	(0.02)	(0.15)
Year ended 12/31/2013	8.58	0.11	1.37	1.48	(0.10)	—	(0.10)
Year ended 12/31/2012	7.86	0.13	0.72	0.85	(0.13)	—	(0.13)
Year ended 12/31/2011	7.78	0.12	0.08	0.20	(0.12)	—	(0.12)
Year ended 12/31/2010	7.17	0.10	0.62	0.72	(0.11)	—	(0.11)
Class R-3 Shares
Six months ended 06/30/2015 (g)	10.94	0.06	0.14	0.20	(0.05)	—	(0.05)
Year ended 12/31/2014	9.98	0.15	0.98	1.13	(0.15)	(0.02)	(0.17)
Year ended 12/31/2013	8.59	0.13	1.39	1.52	(0.13)	—	(0.13)
Year ended 12/31/2012	7.87	0.15	0.72	0.87	(0.15)	—	(0.15)
Year ended 12/31/2011	7.79	0.14	0.08	0.22	(0.14)	—	(0.14)
Year ended 12/31/2010	7.17	0.12	0.63	0.75	(0.13)	—	(0.13)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net realized gain distributions represent less than $0.01 per share for all classes in 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	The expense ratios include the effect of the expense reduction change for Class B shares.

(g)	Unaudited.

146	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (d)
		Net assets, end of period (millions)	Expenses (d) (e) (f)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)

$11.19	1.75%	$135.9	0.25%	0.83%	0.33%	0.75%	0%
11.04	11.20	113.8	0.25	1.35	0.33	1.27	1
10.07	17.53	82.6	0.25	1.30	0.34	1.21	0
8.67	10.98	52.2	0.25	1.69	0.35	1.59	1
7.94	2.73	40.8	0.25	1.62	0.36	1.51	2
7.86	10.25	34.6	0.25	1.55	0.36	1.44	1

11.20	1.40	14.7	0.95	0.13	1.03	0.05	0
11.05	10.53	14.4	0.87	0.67	0.96	0.58	1
10.08	16.74	12.8	0.79	0.70	0.88	0.61	0
8.69	10.32	10.4	0.95	0.93	1.05	0.83	1
7.95	2.01	9.3	0.95	0.90	1.06	0.79	2
7.87	9.55	9.1	0.85	0.88	0.96	0.77	1

11.30	1.81	112.5	0.25	0.83	0.33	0.75	0
11.14	11.19	111.2	0.25	1.29	0.33	1.21	1
10.16	17.46	101.9	0.25	1.22	0.34	1.13	0
8.75	11.00	88.3	0.25	1.62	0.35	1.52	1
8.01	2.68	80.6	0.25	1.60	0.36	1.49	2
7.93	10.27	77.7	0.25	1.48	0.36	1.37	1

11.33	1.61	23.9	0.65	0.42	0.73	0.34	0
11.17	10.71	24.8	0.65	0.87	0.73	0.79	1
10.19	17.06	24.8	0.65	0.80	0.74	0.71	0
8.77	10.51	24.0	0.65	1.18	0.75	1.08	1
8.03	2.35	25.5	0.65	1.13	0.76	1.02	2
7.94	9.79	31.9	0.65	1.05	0.77	0.93	1

11.21	1.95	32.3	0.00	1.08	0.08	1.00	0
11.05	11.44	29.3	0.00	1.54	0.08	1.46	1
10.08	17.78	24.5	0.00	1.49	0.09	1.40	0
8.68	11.23	19.7	0.00	1.90	0.10	1.80	1
7.95	3.10	15.8	0.00	1.86	0.11	1.75	2
7.86	10.49	14.6	0.00	1.74	0.11	1.63	1

11.05	1.62	3.1	0.57	0.51	0.65	0.43	0
10.90	10.79	2.9	0.57	0.97	0.65	0.89	1
9.95	17.07	2.5	0.57	0.86	0.66	0.77	0
8.57	10.78	2.6	0.57	1.32	0.67	1.22	1
7.84	2.42	2.3	0.57	1.29	0.68	1.18	2
7.76	9.86	2.3	0.57	1.14	0.69	1.02	1

11.07	1.72	7.9	0.37	0.71	0.45	0.63	0
10.92	11.11	6.9	0.37	1.21	0.45	1.13	1
9.96	17.33	5.3	0.37	1.13	0.46	1.04	0
8.58	10.82	4.5	0.37	1.48	0.47	1.38	1
7.86	2.63	3.6	0.37	1.46	0.48	1.35	2
7.78	10.04	3.7	0.37	1.31	0.49	1.19	1

11.09	1.85	1.6	0.07	1.01	0.15	0.93	0
10.94	11.39	1.6	0.07	1.47	0.15	1.39	1
9.98	17.76	1.5	0.07	1.40	0.16	1.31	0
8.59	11.14	1.3	0.07	1.80	0.17	1.70	1
7.87	2.92	1.2	0.07	1.75	0.18	1.64	2
7.79	10.52	1.1	0.07	1.66	0.18	1.55	1

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2015 (d)	$11.32	$0.14	$(0.11)	$0.03	$(0.14)	$—	$(0.14)
Year ended 12/31/2014	10.99	0.28	0.33	0.61	(0.28)	—	(0.28)
Year ended 12/31/2013	11.78	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.65	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.53	0.87	(0.34)	—	(0.34)
Year ended 12/31/2010	10.88	0.36	0.24	0.60	(0.36)	—	(0.36)
Class B Shares
Six months ended 06/30/2015 (d)	11.31	0.12	(0.10)	0.02	(0.12)	—	(0.12)
Year ended 12/31/2014	10.98	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.78	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.65	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.11	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.87	0.32	0.24	0.56	(0.32)	—	(0.32)
Legacy Class A Shares
Six months ended 06/30/2015 (d)	11.32	0.14	(0.10)	0.04	(0.14)	—	(0.14)
Year ended 12/31/2014	11.00	0.28	0.32	0.60	(0.28)	—	(0.28)
Year ended 12/31/2013	11.79	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.66	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2011	11.12	0.34	0.54	0.88	(0.34)	—	(0.34)
Year ended 12/31/2010	10.89	0.36	0.23	0.59	(0.36)	—	(0.36)
Legacy Class B Shares
Six months ended 06/30/2015 (d)	11.33	0.12	(0.10)	0.02	(0.12)	—	(0.12)
Year ended 12/31/2014	11.00	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.80	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.67	0.26	0.13	0.39	(0.26)	—	(0.26)
Year ended 12/31/2011	11.13	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.89	0.32	0.24	0.56	(0.32)	—	(0.32)
Institutional Shares
Six months ended 06/30/2015 (d)	11.31	0.15	(0.10)	0.05	(0.15)	—	(0.15)
Year ended 12/31/2014	10.98	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 12/31/2013	11.78	0.32	(0.72)	(0.40)	(0.32)	(0.08)	(0.40)
Year ended 12/31/2012	11.65	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.11	0.37	0.54	0.91	(0.37)	—	(0.37)
Year ended 12/31/2010	10.87	0.39	0.24	0.63	(0.39)	—	(0.39)
Class R-1 Shares
Six months ended 06/30/2015 (d)	11.32	0.12	(0.11)	0.01	(0.12)	—	(0.12)
Year ended 12/31/2014	10.99	0.25	0.33	0.58	(0.25)	—	(0.25)
Year ended 12/31/2013	11.78	0.25	(0.71)	(0.46)	(0.25)	(0.08)	(0.33)
Year ended 12/31/2012	11.65	0.27	0.13	0.40	(0.27)	—	(0.27)
Year ended 12/31/2011	11.12	0.30	0.53	0.83	(0.30)	—	(0.30)
Year ended 12/31/2010	10.88	0.33	0.24	0.57	(0.33)	—	(0.33)
Class R-2 Shares
Six months ended 06/30/2015 (d)	11.30	0.13	(0.10)	0.03	(0.13)	—	(0.13)
Year ended 12/31/2014	10.98	0.27	0.32	0.59	(0.27)	—	(0.27)
Year ended 12/31/2013	11.77	0.27	(0.71)	(0.44)	(0.27)	(0.08)	(0.35)
Year ended 12/31/2012	11.64	0.29	0.13	0.42	(0.29)	—	(0.29)
Year ended 12/31/2011	11.11	0.33	0.53	0.86	(0.33)	—	(0.33)
Year ended 12/31/2010	10.87	0.35	0.24	0.59	(0.35)	—	(0.35)
Class R-3 Shares
Six months ended 06/30/2015 (d)	11.32	0.15	(0.10)	0.05	(0.15)	—	(0.15)
Year ended 12/31/2014	10.99	0.30	0.33	0.63	(0.30)	—	(0.30)
Year ended 12/31/2013	11.79	0.31	(0.72)	(0.41)	(0.31)	(0.08)	(0.39)
Year ended 12/31/2012	11.66	0.33	0.13	0.46	(0.33)	—	(0.33)
Year ended 12/31/2011	11.12	0.36	0.54	0.90	(0.36)	—	(0.36)
Year ended 12/31/2010	10.88	0.38	0.24	0.62	(0.38)	—	(0.38)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2014.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

148	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
		Net assets, end of period (millions)	Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$11.21	0.24%	$383.7	0.66%	2.45%	0.66%	2.45%	7%
11.32	5.64	356.5	0.66	2.51	0.66	2.51	10
10.99	(3.61)	333.0	0.66	2.52	0.66	2.52	21
11.78	3.77	368.6	0.66	2.57	0.66	2.57	8
11.65	7.95	208.9	0.67	2.99	0.67	2.99	8
11.12	5.56	160.5	0.68	3.19	0.68	3.19	16

11.21	0.13	11.2	1.06	2.05	1.06	2.05	7
11.31	5.22	11.8	1.06	2.11	1.06	2.11	10
10.98	(4.08)	11.9	1.06	2.13	1.06	2.13	21
11.78	3.36	12.4	1.06	2.20	1.06	2.20	8
11.65	7.62	10.9	1.07	2.60	1.07	2.60	8
11.11	5.14	9.7	1.08	2.82	1.08	2.82	16

11.22	0.33	126.8	0.66	2.45	0.66	2.45	7
11.32	5.54	128.8	0.66	2.51	0.66	2.51	10
11.00	(3.60)	131.1	0.66	2.52	0.66	2.52	21
11.79	3.77	153.3	0.66	2.60	0.66	2.60	8
11.66	8.05	142.4	0.67	3.00	0.67	3.00	8
11.12	5.46	130.2	0.68	3.23	0.68	3.23	16

11.23	0.13	3.9	1.05	2.05	1.05	2.05	7
11.33	5.22	4.9	1.06	2.12	1.06	2.12	10
11.00	(4.07)	7.4	1.06	2.10	1.06	2.10	21
11.80	3.36	22.8	1.06	2.21	1.06	2.21	8
11.67	7.61	38.1	1.07	2.61	1.07	2.61	8
11.13	5.14	47.3	1.08	2.84	1.08	2.84	16

11.21	0.45	232.5	0.41	2.71	0.41	2.71	7
11.31	5.91	212.9	0.41	2.76	0.41	2.76	10
10.98	(3.45)	185.7	0.41	2.78	0.41	2.78	21
11.78	4.03	175.9	0.41	2.84	0.41	2.84	8
11.65	8.32	140.1	0.42	3.25	0.42	3.25	8
11.11	5.82	124.3	0.43	3.47	0.43	3.47	16

11.21	0.08	3.5	0.98	2.13	0.98	2.13	7
11.32	5.30	3.5	0.98	2.19	0.98	2.19	10
10.99	(3.91)	3.7	0.98	2.20	0.98	2.20	21
11.78	3.44	4.4	0.98	2.28	0.98	2.28	8
11.65	7.61	3.9	0.99	2.68	0.99	2.68	8
11.12	5.22	3.7	1.00	2.92	1.00	2.92	16

11.20	0.27	8.6	0.78	2.34	0.78	2.34	7
11.30	5.42	8.0	0.78	2.39	0.78	2.39	10
10.98	(3.73)	8.1	0.78	2.41	0.78	2.41	21
11.77	3.65	8.6	0.78	2.47	0.78	2.47	8
11.64	7.83	6.7	0.79	2.88	0.79	2.88	8
11.11	5.43	5.9	0.80	3.10	0.80	3.10	16

11.22	0.42	2.0	0.48	2.64	0.48	2.64	7
11.32	5.83	1.9	0.48	2.69	0.48	2.69	10
10.99	(3.51)	1.8	0.48	2.70	0.48	2.70	21
11.79	3.96	2.2	0.48	2.78	0.48	2.78	8
11.66	8.24	1.9	0.49	3.19	0.49	3.19	8
11.12	5.75	1.7	0.50	3.42	0.50	3.42	16

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2015 (d)	$11.88	$0.15	$(0.15)	$—	$(0.15)	$—	$(0.15)
Year ended 12/31/2014	11.23	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.95	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.68	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.90	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.13	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Class B Shares
Six months ended 06/30/2015 (d)	11.87	0.13	(0.14)	(0.01)	(0.13)	—	(0.13)
Year ended 12/31/2014	11.22	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.95	0.26	(0.73)	(0.47)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.68	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.89	0.32	0.79	1.11	(0.32)	—	(0.32)
Year ended 12/31/2010	11.13	0.33	(0.23)	0.10	(0.33)	(0.01)	(0.34)
Legacy Class A Shares
Six months ended 06/30/2015 (d)	11.86	0.15	(0.15)	—	(0.15)	—	(0.15)
Year ended 12/31/2014	11.21	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.93	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.66	0.30	0.27	0.57	(0.30)	—	(0.30)
Year ended 12/31/2011	10.88	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.11	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Legacy Class B Shares
Six months ended 06/30/2015 (d)	11.86	0.13	(0.15)	(0.02)	(0.13)	—	(0.13)
Year ended 12/31/2014	11.21	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.93	0.26	(0.72)	(0.46)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.66	0.26	0.27	0.53	(0.26)	—	(0.26)
Year ended 12/31/2011	10.88	0.32	0.78	1.10	(0.32)	—	(0.32)
Year ended 12/31/2010	11.11	0.33	(0.22)	0.11	(0.33)	(0.01)	(0.34)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2012.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

150	See accompanying notes to financial statements.

Net asset value, end of period	Total return (b)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (c)
		Net assets, end of period (millions)	Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)

$11.73	(0.02)%	$434.8	0.66%	2.52%	0.66%	2.52%	2%
11.88	8.75	422.2	0.66	2.77	0.66	2.77	6
11.23	(3.45)	388.2	0.67	2.68	0.67	2.68	14
11.95	4.97	453.5	0.66	2.53	0.66	2.53	3
11.68	10.69	211.1	0.68	3.22	0.68	3.22	10
10.90	1.35	159.2	0.68	3.35	0.68	3.35	4

11.73	(0.13)	6.6	1.06	2.13	1.06	2.13	2
11.87	8.33	6.9	1.06	2.37	1.06	2.37	6
11.22	(3.92)	6.6	1.07	2.29	1.07	2.29	14
11.95	4.55	7.0	1.06	2.16	1.06	2.16	3
11.68	10.35	5.3	1.08	2.83	1.08	2.83	10
10.89	0.86	4.5	1.08	2.97	1.08	2.97	4

11.71	(0.02)	86.5	0.66	2.53	0.66	2.53	2
11.86	8.76	86.0	0.66	2.77	0.66	2.77	6
11.21	(3.46)	81.3	0.67	2.69	0.67	2.69	14
11.93	4.98	91.6	0.66	2.57	0.66	2.57	3
11.66	10.70	77.7	0.68	3.23	0.68	3.23	10
10.88	1.35	66.2	0.68	3.38	0.68	3.38	4

11.71	(0.22)	0.7	1.06	2.13	1.06	2.13	2
11.86	8.33	0.8	1.06	2.38	1.06	2.38	6
11.21	(3.85)	1.0	1.05	2.12	1.05	2.12	14
11.93	4.56	16.7	1.06	2.18	1.06	2.18	3
11.66	10.26	25.9	1.08	2.84	1.08	2.84	10
10.88	0.95	25.1	1.08	2.98	1.08	2.98	4

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a)	Net gain (loss) on investments (both realized and unrealized) (b)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2015 (h)	$1.00	$—	$—	$—	$—	$—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Class B Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Legacy Class A Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Legacy Class B Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Institutional Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Class R-1 Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2015 (h)	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—	—
Year ended 12/31/2010	1.00	—		—	—	—

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2015, 2014, 2013, 2012, 2011 and 2010.

(b)	Net gain (loss) on investments represents less than $0.01 per share for all classes in 2013.

(c)	Total return represents less than 0.005% per share for Institutional and Class R-3 shares in 2015, 2014, 2013, 2012, 2011 and 2010.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 7 under Expense Reduction Agreements.

(g)	Net investment income represents less than 0.005% per share for Institutional and Class R-3 shares in 2014, 2013, 2012, 2011 and 2010.

(h)	Unaudited.

152	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c) (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
			Expenses (e) (f)	Net investment income (e) (g)	Expenses (e)	Net investment income (e)

$1.00	0.00%	$167.0	0.08%	0.00%	0.64%	(0.56)%
1.00	0.00	153.3	0.07	0.00	0.59	(0.52)
1.00	0.00	164.2	0.09	0.00	0.59	(0.50)
1.00	0.00	119.8	0.11	0.00	0.59	(0.48)
1.00	0.00	106.8	0.11	0.00	0.60	(0.49)
1.00	0.00	94.0	0.17	0.00	0.60	(0.43)

1.00	0.00	0.3	0.08	0.00	1.03	(0.95)
1.00	0.00	0.5	0.07	0.00	0.99	(0.92)
1.00	0.00	0.7	0.09	0.00	0.99	(0.90)
1.00	0.00	3.1	0.11	0.00	0.99	(0.88)
1.00	0.00	3.2	0.11	0.00	1.00	(0.89)
1.00	0.00	3.1	0.17	0.00	1.00	(0.83)

1.00	0.00	65.1	0.08	0.00	0.64	(0.56)
1.00	0.00	64.9	0.07	0.00	0.59	(0.52)
1.00	0.00	71.0	0.09	0.00	0.59	(0.50)
1.00	0.00	75.4	0.11	0.00	0.59	(0.48)
1.00	0.00	80.5	0.11	0.00	0.60	(0.49)
1.00	0.00	75.0	0.17	0.00	0.60	(0.43)

1.00	0.00	0.7	0.08	0.00	1.03	(0.95)
1.00	0.00	1.1	0.07	0.00	0.99	(0.92)
1.00	0.00	2.0	0.09	0.00	0.99	(0.90)
1.00	0.00	5.2	0.11	0.00	0.99	(0.88)
1.00	0.00	7.7	0.12	0.00	1.00	(0.88)
1.00	0.00	8.6	0.17	0.00	1.00	(0.83)

1.00	0.00	65.9	0.08	0.01	0.49	(0.40)
1.00	0.00	63.8	0.07	0.00	0.44	(0.37)
1.00	0.00	59.2	0.09	0.00	0.44	(0.35)
1.00	0.00	59.5	0.11	0.00	0.44	(0.33)
1.00	0.00	52.0	0.11	0.00	0.45	(0.34)
1.00	0.00	40.8	0.17	0.00	0.45	(0.28)

1.00	0.00	4.4	0.08	0.00	0.96	(0.88)
1.00	0.00	4.2	0.07	0.00	0.91	(0.84)
1.00	0.00	4.6	0.09	0.00	0.91	(0.82)
1.00	0.00	5.6	0.11	0.00	0.91	(0.80)
1.00	0.00	5.6	0.12	0.00	0.92	(0.80)
1.00	0.00	5.9	0.17	0.00	0.92	(0.75)

1.00	0.00	12.5	0.08	0.00	0.76	(0.68)
1.00	0.00	13.0	0.07	0.00	0.71	(0.64)
1.00	0.00	14.4	0.09	0.00	0.71	(0.62)
1.00	0.00	17.4	0.11	0.00	0.71	(0.60)
1.00	0.00	15.8	0.11	0.00	0.72	(0.61)
1.00	0.00	14.5	0.17	0.00	0.72	(0.55)

1.00	0.00	2.0	0.08	0.01	0.56	(0.47)
1.00	0.00	2.0	0.07	0.00	0.51	(0.44)
1.00	0.00	1.5	0.09	0.00	0.51	(0.42)
1.00	0.00	2.2	0.11	0.00	0.51	(0.40)
1.00	0.00	2.5	0.11	0.00	0.52	(0.41)
1.00	0.00	3.1	0.17	0.00	0.52	(0.35)

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (h)	$12.15	$0.07	$0.02	$0.09	$(0.07)	$—	$(0.07)
Year ended 12/31/2014	12.37	0.15	0.40	0.55	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.20	0.13	0.57	0.70	(0.13)	(0.40)	(0.53)
Year ended 12/31/2012	11.69	0.17	0.80	0.97	(0.19)	(0.27)	(0.46)
Year ended 12/31/2011	11.51	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.77	0.19	0.76	0.95	(0.19)	(0.02)	(0.21)
Class B Shares
Six months ended 06/30/2015 (h)	12.23	0.03	0.01	0.04	(0.02)	—	(0.02)
Year ended 12/31/2014	12.45	0.08	0.40	0.48	(0.08)	(0.62)	(0.70)
Year ended 12/31/2013	12.27	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.75	0.10	0.81	0.91	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.57	0.14	0.18	0.32	(0.14)	—	(0.14)
Year ended 12/31/2010	10.82	0.11	0.77	0.88	(0.11)	(0.02)	(0.13)
Legacy Class A Shares
Six months ended 06/30/2015 (h)	12.43	0.07	0.01	0.08	(0.06)	—	(0.06)
Year ended 12/31/2014	12.64	0.16	0.40	0.56	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.44	0.13	0.59	0.72	(0.12)	(0.40)	(0.52)
Year ended 12/31/2012	11.91	0.17	0.81	0.98	(0.18)	(0.27)	(0.45)
Year ended 12/31/2011	11.73	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.96	0.19	0.78	0.97	(0.18)	(0.02)	(0.20)
Legacy Class B Shares
Six months ended 06/30/2015 (h)	12.49	0.04	0.03	0.07	(0.04)	—	(0.04)
Year ended 12/31/2014	12.69	0.10	0.41	0.51	(0.09)	(0.62)	(0.71)
Year ended 12/31/2013	12.49	0.08	0.59	0.67	(0.07)	(0.40)	(0.47)
Year ended 12/31/2012	11.95	0.12	0.81	0.93	(0.12)	(0.27)	(0.39)
Year ended 12/31/2011	11.76	0.18	0.18	0.36	(0.17)	—	(0.17)
Year ended 12/31/2010	10.99	0.14	0.79	0.93	(0.14)	(0.02)	(0.16)
Institutional Shares
Six months ended 06/30/2015 (h)	12.43	0.09	0.01	0.10	(0.08)	—	(0.08)
Year ended 12/31/2014	12.64	0.19	0.41	0.60	(0.19)	(0.62)	(0.81)
Year ended 12/31/2013	12.44	0.16	0.59	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.92	0.20	0.80	1.00	(0.21)	(0.27)	(0.48)
Year ended 12/31/2011	11.73	0.25	0.19	0.44	(0.25)	—	(0.25)
Year ended 12/31/2010	10.96	0.22	0.78	1.00	(0.21)	(0.02)	(0.23)
Class R-1 Shares
Six months ended 06/30/2015 (h)	12.20	0.05	0.02	0.07	(0.05)	—	(0.05)
Year ended 12/31/2014	12.42	0.11	0.40	0.51	(0.11)	(0.62)	(0.73)
Year ended 12/31/2013	12.24	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.72	0.13	0.80	0.93	(0.14)	(0.27)	(0.41)
Year ended 12/31/2011	11.54	0.18	0.18	0.36	(0.18)	—	(0.18)
Year ended 12/31/2010	10.79	0.15	0.76	0.91	(0.14)	(0.02)	(0.16)
Class R-2 Shares
Six months ended 06/30/2015 (h)	12.46	0.06	0.03	0.09	(0.06)	—	(0.06)
Year ended 12/31/2014	12.67	0.14	0.41	0.55	(0.14)	(0.62)	(0.76)
Year ended 12/31/2013	12.48	0.11	0.59	0.70	(0.11)	(0.40)	(0.51)
Year ended 12/31/2012	11.94	0.15	0.83	0.98	(0.17)	(0.27)	(0.44)
Year ended 12/31/2011	11.75	0.21	0.19	0.40	(0.21)	—	(0.21)
Year ended 12/31/2010	10.99	0.18	0.77	0.95	(0.17)	(0.02)	(0.19)
Class R-3 Shares
Six months ended 06/30/2015 (h)	12.42	0.08	0.01	0.09	(0.08)	—	(0.08)
Year ended 12/31/2014	12.63	0.18	0.40	0.58	(0.17)	(0.62)	(0.79)
Year ended 12/31/2013	12.43	0.15	0.60	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.90	0.19	0.81	1.00	(0.20)	(0.27)	(0.47)
Year ended 12/31/2011	11.71	0.25	0.18	0.43	(0.24)	—	(0.24)
Year ended 12/31/2010	10.95	0.21	0.77	0.98	(0.20)	(0.02)	(0.22)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investments companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 1.93%, respectively, for the six months ended June 30, 2015.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

154	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
		Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)

$12.17	0.70%	$846.4	1.08%	1.12%	1.46%	0.74%	12%
12.15	4.53	780.7	1.07	1.21	1.46	0.82	14
12.37	5.80	652.2	1.07	1.02	1.45	0.64	17
12.20	8.31	483.2	1.14	1.37	1.45	1.06	4
11.69	3.51	352.7	1.17	1.89	1.47	1.59	4
11.51	8.92	266.9	1.17	1.71	1.51	1.37	4

12.25	0.33	11.5	1.78	0.41	2.16	0.03	12
12.23	3.87	12.7	1.66	0.61	2.05	0.22	14
12.45	5.51	12.7	1.37	0.72	1.75	0.34	17
12.27	7.65	11.4	1.69	0.81	2.00	0.50	4
11.75	2.85	10.3	1.87	1.18	2.17	0.88	4
11.57	8.22	9.5	1.87	0.99	2.21	0.65	4

12.45	0.66	273.5	1.08	1.11	1.46	0.73	12
12.43	4.48	277.5	1.07	1.21	1.46	0.82	14
12.64	5.81	282.7	1.07	1.02	1.45	0.64	17
12.44	8.29	276.9	1.14	1.36	1.45	1.05	4
11.91	3.50	258.3	1.17	1.88	1.47	1.58	4
11.73	9.01	263.0	1.17	1.68	1.51	1.34	4

12.52	0.52	7.1	1.48	0.71	1.86	0.33	12
12.49	4.07	9.0	1.47	0.80	1.85	0.42	14
12.69	5.39	14.7	1.48	0.60	1.86	0.22	17
12.49	7.85	23.2	1.54	0.93	1.85	0.62	4
11.95	3.06	34.6	1.57	1.47	1.87	1.17	4
11.76	8.55	44.4	1.57	1.28	1.91	0.94	4

12.45	0.79	100.3	0.83	1.36	1.21	0.98	12
12.43	4.76	96.7	0.82	1.46	1.21	1.07	14
12.64	6.15	89.8	0.82	1.27	1.20	0.89	17
12.44	8.47	78.5	0.89	1.62	1.20	1.31	4
11.92	3.78	64.6	0.92	2.14	1.22	1.84	4
11.73	9.29	57.1	0.92	1.94	1.26	1.60	4

12.22	0.54	7.1	1.40	0.80	1.78	0.42	12
12.20	4.16	6.6	1.39	0.89	1.78	0.50	14
12.42	5.50	6.4	1.39	0.70	1.77	0.32	17
12.24	8.00	5.8	1.46	1.03	1.77	0.72	4
11.72	3.16	5.3	1.49	1.56	1.79	1.26	4
11.54	8.59	5.3	1.49	1.34	1.83	1.00	4

12.49	0.61	23.2	1.20	0.99	1.58	0.61	12
12.46	4.44	23.6	1.19	1.09	1.58	0.70	14
12.67	5.64	19.9	1.19	0.89	1.57	0.51	17
12.48	8.14	19.1	1.26	1.23	1.57	0.92	4
11.94	3.38	16.6	1.29	1.77	1.59	1.47	4
11.75	8.88	16.5	1.29	1.59	1.63	1.25	4

12.43	0.69	2.1	0.90	1.30	1.28	0.92	12
12.42	4.68	1.8	0.89	1.39	1.28	1.00	14
12.63	6.09	1.7	0.89	1.20	1.27	0.82	17
12.43	8.44	1.6	0.96	1.53	1.27	1.22	4
11.90	3.71	1.6	0.99	2.06	1.29	1.76	4
11.71	9.13	1.3	0.99	1.86	1.33	1.52	4

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 1.65%, respectively, for the six months ended June 30, 2015.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2015, 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011 and 2010, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 13%, 20% and 14% for the years ended 2012, 2011 and 2010, respectively.

(h)	Unaudited.

See accompanying notes to financial statements.	155

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$14.06	$0.08	$0.05	$0.13	$—	$—	$—
Year ended 12/31/2014	14.45	0.18	0.50	0.68	(0.17)	(0.90)	(1.07)
Year ended 12/31/2013	13.91	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.79	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.86	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.81	0.19	1.04	1.23	(0.18)	—	(0.18)
Class B Shares
Six months ended 06/30/2015 (g)	13.97	0.03	0.05	0.08	—	—	—
Year ended 12/31/2014	14.36	0.07	0.50	0.57	(0.06)	(0.90)	(0.96)
Year ended 12/31/2013	13.82	0.07	1.13	1.20	(0.07)	(0.59)	(0.66)
Year ended 12/31/2012	12.72	0.10	1.14	1.24	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.13	(0.08)	0.05	(0.12)	—	(0.12)
Year ended 12/31/2010	11.75	0.10	1.04	1.14	(0.10)	—	(0.10)
Legacy Class A Shares
Six months ended 06/30/2015 (g)	14.01	0.08	0.05	0.13	—	—	—
Year ended 12/31/2014	14.40	0.18	0.49	0.67	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.74	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Year ended 12/31/2011	12.81	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.75	0.18	1.05	1.23	(0.17)	—	(0.17)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	14.09	0.05	0.06	0.11	—	—	—
Year ended 12/31/2014	14.45	0.12	0.50	0.62	(0.08)	(0.90)	(0.98)
Year ended 12/31/2013	13.88	0.10	1.14	1.24	(0.08)	(0.59)	(0.67)
Year ended 12/31/2012	12.74	0.13	1.15	1.28	(0.12)	(0.02)	(0.14)
Year ended 12/31/2011	12.79	0.16	(0.07)	0.09	(0.14)	—	(0.14)
Year ended 12/31/2010	11.74	0.14	1.03	1.17	(0.12)	—	(0.12)
Institutional Shares
Six months ended 06/30/2015 (g)	14.10	0.10	0.05	0.15	—	—	—
Year ended 12/31/2014	14.49	0.22	0.49	0.71	(0.20)	(0.90)	(1.10)
Year ended 12/31/2013	13.93	0.20	1.15	1.35	(0.20)	(0.59)	(0.79)
Year ended 12/31/2012	12.81	0.23	1.15	1.38	(0.24)	(0.02)	(0.26)
Year ended 12/31/2011	12.88	0.25	(0.08)	0.17	(0.24)	—	(0.24)
Year ended 12/31/2010	11.81	0.22	1.05	1.27	(0.20)	—	(0.20)
Class R-1 Shares
Six months ended 06/30/2015 (g)	14.00	0.06	0.05	0.11	—	—	—
Year ended 12/31/2014	14.39	0.13	0.50	0.63	(0.12)	(0.90)	(1.02)
Year ended 12/31/2013	13.84	0.12	1.14	1.26	(0.12)	(0.59)	(0.71)
Year ended 12/31/2012	12.73	0.15	1.15	1.30	(0.17)	(0.02)	(0.19)
Year ended 12/31/2011	12.81	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year ended 12/31/2010	11.75	0.14	1.05	1.19	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2015 (g)	14.00	0.07	0.05	0.12	—	—	—
Year ended 12/31/2014	14.40	0.16	0.50	0.66	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.15	1.13	1.28	(0.15)	(0.59)	(0.74)
Year ended 12/31/2012	12.75	0.18	1.15	1.33	(0.20)	(0.02)	(0.22)
Year ended 12/31/2011	12.82	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Year ended 12/31/2010	11.77	0.18	1.03	1.21	(0.16)	—	(0.16)
Class R-3 Shares
Six months ended 06/30/2015 (g)	14.07	0.09	0.05	0.14	—	—	—
Year ended 12/31/2014	14.46	0.21	0.49	0.70	(0.19)	(0.90)	(1.09)
Year ended 12/31/2013	13.90	0.19	1.15	1.34	(0.19)	(0.59)	(0.78)
Year ended 12/31/2012	12.76	0.22	1.16	1.38	(0.22)	(0.02)	(0.24)
Year ended 12/31/2011	12.83	0.24	(0.08)	0.16	(0.23)	—	(0.23)
Year ended 12/31/2010	11.77	0.21	1.04	1.25	(0.19)	—	(0.19)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.24% and 1.98%, respectively, for the six months ended June 30, 2015.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 1.69%, respectively, for the six months ended June 30, 2015.

156	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (f)
			Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)

$14.19	0.92%	$1,313.1	1.06%	1.18%	1.46%	0.78%	10%
14.06	4.73	1,212.0	1.05	1.21	1.46	0.80	21
14.45	9.34	989.9	1.04	1.18	1.44	0.78	19
13.91	10.59	727.4	1.11	1.47	1.45	1.13	5
12.79	1.12	537.2	1.13	1.70	1.45	1.38	5
12.86	10.40	433.6	1.13	1.56	1.48	1.21	4

14.05	0.57	30.7	1.76	0.47	2.16	0.07	10
13.97	3.97	32.9	1.75	0.51	2.16	0.10	21
14.36	8.66	32.8	1.74	0.46	2.15	0.05	19
13.82	9.75	28.4	1.81	0.75	2.15	0.41	5
12.72	0.42	24.1	1.83	0.98	2.15	0.66	5
12.79	9.66	21.9	1.83	0.85	2.18	0.50	4

14.14	0.93	452.3	1.06	1.18	1.46	0.78	10
14.01	4.71	453.9	1.05	1.21	1.46	0.80	21
14.40	9.32	434.3	1.04	1.16	1.45	0.75	19
13.86	10.59	399.0	1.11	1.45	1.45	1.11	5
12.74	1.09	356.9	1.13	1.68	1.45	1.36	5
12.81	10.47	358.8	1.13	1.53	1.48	1.18	4

14.20	0.78	19.1	1.45	0.77	1.86	0.36	10
14.09	4.30	22.6	1.45	0.80	1.86	0.39	21
14.45	8.90	33.6	1.45	0.71	1.85	0.31	19
13.88	10.11	46.9	1.52	1.00	1.85	0.67	5
12.74	0.71	62.5	1.53	1.26	1.85	0.94	5
12.79	9.96	76.3	1.53	1.12	1.88	0.77	4

14.25	1.06	204.1	0.81	1.43	1.21	1.03	10
14.10	4.95	197.0	0.80	1.46	1.21	1.05	21
14.49	9.69	171.4	0.79	1.41	1.20	1.00	19
13.93	10.80	145.4	0.86	1.70	1.20	1.36	5
12.81	1.34	125.4	0.88	1.94	1.20	1.62	5
12.88	10.77	114.3	0.88	1.80	1.23	1.45	4

14.11	0.79	20.7	1.38	0.86	1.78	0.46	10
14.00	4.37	17.7	1.37	0.88	1.78	0.47	21
14.39	9.07	17.5	1.36	0.83	1.77	0.42	19
13.84	10.16	16.4	1.43	1.14	1.77	0.80	5
12.73	0.77	13.1	1.45	1.35	1.77	1.03	5
12.81	10.10	12.2	1.45	1.17	1.80	0.82	4

14.12	0.86	58.8	1.18	1.06	1.58	0.66	10
14.00	4.58	58.3	1.17	1.09	1.58	0.68	21
14.40	9.21	45.2	1.16	1.03	1.57	0.62	19
13.86	10.43	40.8	1.23	1.35	1.57	1.01	5
12.75	0.99	30.4	1.25	1.57	1.57	1.25	5
12.82	10.31	26.9	1.25	1.45	1.60	1.10	4

14.21	1.00	3.8	0.87	1.35	1.28	0.94	10
14.07	4.88	4.4	0.87	1.40	1.28	0.99	21
14.46	9.58	2.9	0.87	1.34	1.27	0.94	19
13.90	10.77	2.7	0.94	1.59	1.28	1.25	5
12.76	1.29	2.7	0.95	1.85	1.27	1.53	5
12.83	10.60	2.9	0.95	1.70	1.30	1.35	4

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2015, 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011 and 2010, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 15%, 23% and 13% for the years ended 2012, 2011 and 2010, respectively.

(g)	Unaudited.

See accompanying notes to financial statements.	157

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$14.73	$0.10	$0.10	$0.20	$—	$—	$—
Year ended 12/31/2014	15.27	0.19	0.57	0.76	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.22	0.20	1.70	1.90	(0.21)	(0.64)	(0.85)
Year ended 12/31/2012	12.82	0.21	1.41	1.62	(0.22)	—	(0.22)
Year ended 12/31/2011	13.15	0.20	(0.34)	(0.14)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.95	0.18	1.19	1.37	(0.17)	—	(0.17)
Class B Shares
Six months ended 06/30/2015 (g)	14.66	0.04	0.11	0.15	—	—	—
Year ended 12/31/2014	15.20	0.08	0.56	0.64	(0.05)	(1.13)	(1.18)
Year ended 12/31/2013	14.16	0.09	1.69	1.78	(0.10)	(0.64)	(0.74)
Year ended 12/31/2012	12.77	0.11	1.40	1.51	(0.12)	—	(0.12)
Year ended 12/31/2011	13.10	0.11	(0.34)	(0.23)	(0.10)	—	(0.10)
Year ended 12/31/2010	11.91	0.09	1.18	1.27	(0.08)	—	(0.08)
Legacy Class A Shares
Six months ended 06/30/2015 (g)	14.76	0.10	0.10	0.20	—	—	—
Year ended 12/31/2014	15.29	0.19	0.58	0.77	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.23	0.20	1.70	1.90	(0.20)	(0.64)	(0.84)
Year ended 12/31/2012	12.83	0.21	1.40	1.61	(0.21)	—	(0.21)
Year ended 12/31/2011	13.15	0.20	(0.33)	(0.13)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.94	0.17	1.20	1.37	(0.16)	—	(0.16)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	14.79	0.06	0.11	0.17	—	—	—
Year ended 12/31/2014	15.30	0.12	0.58	0.70	(0.08)	(1.13)	(1.21)
Year ended 12/31/2013	14.21	0.12	1.72	1.84	(0.11)	(0.64)	(0.75)
Year ended 12/31/2012	12.79	0.15	1.40	1.55	(0.13)	—	(0.13)
Year ended 12/31/2011	13.10	0.14	(0.33)	(0.19)	(0.12)	—	(0.12)
Year ended 12/31/2010	11.89	0.12	1.20	1.32	(0.11)	—	(0.11)
Institutional Shares
Six months ended 06/30/2015 (g)	14.83	0.12	0.10	0.22	—	—	—
Year ended 12/31/2014	15.36	0.23	0.58	0.81	(0.21)	(1.13)	(1.34)
Year ended 12/31/2013	14.29	0.24	1.71	1.95	(0.24)	(0.64)	(0.88)
Year ended 12/31/2012	12.88	0.25	1.41	1.66	(0.25)	—	(0.25)
Year ended 12/31/2011	13.21	0.23	(0.34)	(0.11)	(0.22)	—	(0.22)
Year ended 12/31/2010	11.99	0.21	1.20	1.41	(0.19)	—	(0.19)
Class R-1 Shares
Six months ended 06/30/2015 (g)	14.66	0.07	0.11	0.18	—	—	—
Year ended 12/31/2014	15.20	0.14	0.56	0.70	(0.11)	(1.13)	(1.24)
Year ended 12/31/2013	14.16	0.15	1.69	1.84	(0.16)	(0.64)	(0.80)
Year ended 12/31/2012	12.76	0.16	1.41	1.57	(0.17)	—	(0.17)
Year ended 12/31/2011	13.08	0.15	(0.32)	(0.17)	(0.15)	—	(0.15)
Year ended 12/31/2010	11.88	0.13	1.19	1.32	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2015 (g)	14.71	0.09	0.10	0.19	—	—	—
Year ended 12/31/2014	15.26	0.17	0.57	0.74	(0.16)	(1.13)	(1.29)
Year ended 12/31/2013	14.20	0.17	1.71	1.88	(0.18)	(0.64)	(0.82)
Year ended 12/31/2012	12.81	0.20	1.40	1.60	(0.21)	—	(0.21)
Year ended 12/31/2011	13.13	0.19	(0.34)	(0.15)	(0.17)	—	(0.17)
Year ended 12/31/2010	11.94	0.16	1.18	1.34	(0.15)	—	(0.15)
Class R-3 Shares
Six months ended 06/30/2015 (g)	14.84	0.11	0.10	0.21	—	—	—
Year ended 12/31/2014	15.37	0.22	0.58	0.80	(0.20)	(1.13)	(1.33)
Year ended 12/31/2013	14.29	0.22	1.72	1.94	(0.22)	(0.64)	(0.86)
Year ended 12/31/2012	12.87	0.23	1.42	1.65	(0.23)	—	(0.23)
Year ended 12/31/2011	13.19	0.22	(0.33)	(0.11)	(0.21)	—	(0.21)
Year ended 12/31/2010	11.98	0.20	1.19	1.39	(0.18)	—	(0.18)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.08%, respectively, for the six months ended June 30, 2015.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.52% and 1.77%, respectively, for the six months ended June 30, 2015.

158	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (f)
			Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)

$14.93	1.36%	$1,280.1	1.02%	1.29%	1.46%	0.85%	12%
14.73	4.90	1,153.7	1.02	1.22	1.47	0.77	33
15.27	13.40	927.4	1.02	1.34	1.45	0.91	22
14.22	12.61	657.8	1.10	1.54	1.46	1.18	5
12.82	(1.04)	483.8	1.12	1.52	1.45	1.19	7
13.15	11.42	399.1	1.11	1.45	1.47	1.09	3

14.81	1.02	40.2	1.72	0.57	2.16	0.13	12
14.66	4.21	42.8	1.72	0.51	2.17	0.06	33
15.20	12.58	41.8	1.73	0.62	2.16	0.19	22
14.16	11.84	34.4	1.80	0.83	2.16	0.47	5
12.77	(1.74)	28.3	1.82	0.80	2.15	0.47	7
13.10	10.67	26.1	1.81	0.73	2.17	0.37	3

14.96	1.36	363.8	1.02	1.27	1.46	0.83	12
14.76	4.98	362.1	1.02	1.21	1.47	0.76	33
15.29	13.34	341.8	1.03	1.31	1.46	0.88	22
14.23	12.56	296.6	1.10	1.52	1.46	1.16	5
12.83	(1.00)	258.1	1.11	1.50	1.45	1.16	7
13.15	11.44	260.0	1.11	1.41	1.47	1.05	3

14.96	1.15	18.3	1.42	0.86	1.86	0.42	12
14.79	4.54	21.6	1.42	0.80	1.87	0.35	33
15.30	12.91	30.5	1.43	0.82	1.86	0.39	22
14.21	12.15	41.5	1.50	1.06	1.85	0.71	5
12.79	(1.44)	50.6	1.51	1.07	1.85	0.73	7
13.10	11.06	60.9	1.51	1.00	1.87	0.64	3

15.05	1.48	235.3	0.77	1.53	1.21	1.09	12
14.83	5.23	221.5	0.77	1.47	1.22	1.02	33
15.36	13.63	191.9	0.78	1.57	1.21	1.14	22
14.29	12.86	153.5	0.85	1.78	1.21	1.42	5
12.88	(0.82)	125.4	0.87	1.76	1.20	1.43	7
13.21	11.75	114.6	0.86	1.67	1.22	1.31	3

14.84	1.23	30.1	1.34	0.96	1.78	0.52	12
14.66	4.59	25.8	1.34	0.89	1.79	0.44	33
15.20	12.99	24.9	1.34	1.01	1.77	0.58	22
14.16	12.32	19.8	1.42	1.19	1.78	0.83	5
12.76	(1.32)	16.3	1.43	1.16	1.77	0.82	7
13.08	11.09	15.9	1.43	1.07	1.79	0.71	3

14.90	1.29	56.1	1.14	1.16	1.58	0.72	12
14.71	4.79	52.3	1.14	1.10	1.59	0.65	33
15.26	13.23	41.7	1.15	1.15	1.58	0.72	22
14.20	12.45	40.4	1.22	1.43	1.58	1.07	5
12.81	(1.11)	26.3	1.24	1.41	1.57	1.08	7
13.13	11.32	23.9	1.23	1.34	1.59	0.98	3

15.05	1.42	3.6	0.84	1.43	1.28	0.99	12
14.84	5.15	4.4	0.84	1.40	1.29	0.95	33
15.37	13.56	3.7	0.85	1.47	1.28	1.04	22
14.29	12.85	3.5	0.92	1.69	1.28	1.33	5
12.87	(0.85)	2.9	0.93	1.66	1.27	1.32	7
13.19	11.60	3.1	0.93	1.62	1.29	1.26	3

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2015, 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011 and 2010, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 16%, 20% and 10% for the years ended 2012, 2011 and 2010, respectively.

(g)	Unaudited.

See accompanying notes to financial statements.	159

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$15.31	$0.10	$0.15	$0.25	$—	$—	$—
Year ended 12/31/2014	15.99	0.20	0.62	0.82	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.46	0.23	2.18	2.41	(0.23)	(0.65)	(0.88)
Year ended 12/31/2010	12.85	0.22	1.62	1.84	(0.23)	—	(0.23)
Year ended 12/31/2011	13.41	0.18	(0.56)	(0.38)	(0.18)	—	(0.18)
Year ended 12/31/2010	12.08	0.16	1.32	1.48	(0.15)	—	(0.15)
Class B Shares
Six months ended 06/30/2015 (g)	15.22	0.05	0.16	0.21	—	—	—
Year ended 12/31/2014	15.90	0.08	0.62	0.70	(0.06)	(1.32)	(1.38)
Year ended 12/31/2013	14.40	0.11	2.16	2.27	(0.12)	(0.65)	(0.77)
Year ended 12/31/2010	12.80	0.12	1.61	1.73	(0.13)	—	(0.13)
Year ended 12/31/2011	13.35	0.09	(0.55)	(0.46)	(0.09)	—	(0.09)
Year ended 12/31/2010	12.04	0.07	1.31	1.38	(0.07)	—	(0.07)
Legacy Class A Shares
Six months ended 06/30/2015 (g)	15.36	0.10	0.16	0.26	—	—	—
Year ended 12/31/2014	16.03	0.20	0.63	0.83	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.50	0.22	2.18	2.40	(0.22)	(0.65)	(0.87)
Year ended 12/31/2010	12.88	0.22	1.62	1.84	(0.22)	—	(0.22)
Year ended 12/31/2011	13.42	0.18	(0.55)	(0.37)	(0.17)	—	(0.17)
Year ended 12/31/2010	12.09	0.16	1.32	1.48	(0.15)	—	(0.15)
Legacy Class B Shares
Six months ended 06/30/2015 (g)	15.41	0.07	0.16	0.23	—	—	—
Year ended 12/31/2014	16.05	0.13	0.64	0.77	(0.09)	(1.32)	(1.41)
Year ended 12/31/2013	14.50	0.14	2.20	2.34	(0.14)	(0.65)	(0.79)
Year ended 12/31/2010	12.87	0.16	1.62	1.78	(0.15)	—	(0.15)
Year ended 12/31/2011	13.40	0.12	(0.54)	(0.42)	(0.11)	—	(0.11)
Year ended 12/31/2010	12.07	0.11	1.32	1.43	(0.10)	—	(0.10)
Institutional Shares
Six months ended 06/30/2015 (g)	15.44	0.13	0.15	0.28	—	—	—
Year ended 12/31/2014	16.11	0.24	0.63	0.87	(0.22)	(1.32)	(1.54)
Year ended 12/31/2013	14.56	0.27	2.19	2.46	(0.26)	(0.65)	(0.91)
Year ended 12/31/2010	12.93	0.26	1.63	1.89	(0.26)	—	(0.26)
Year ended 12/31/2011	13.48	0.22	(0.56)	(0.34)	(0.21)	—	(0.21)
Year ended 12/31/2010	12.15	0.19	1.32	1.51	(0.18)	—	(0.18)
Class R-1 Shares
Six months ended 06/30/2015 (g)	15.25	0.08	0.15	0.23	—	—	—
Year ended 12/31/2014	15.92	0.15	0.62	0.77	(0.12)	(1.32)	(1.44)
Year ended 12/31/2013	14.41	0.17	2.17	2.34	(0.18)	(0.65)	(0.83)
Year ended 12/31/2010	12.80	0.17	1.62	1.79	(0.18)	—	(0.18)
Year ended 12/31/2011	13.34	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Year ended 12/31/2010	12.02	0.12	1.31	1.43	(0.11)	—	(0.11)
Class R-2 Shares
Six months ended 06/30/2015 (g)	15.30	0.09	0.16	0.25	—	—	—
Year ended 12/31/2014	15.99	0.18	0.62	0.80	(0.17)	(1.32)	(1.49)
Year ended 12/31/2013	14.46	0.20	2.18	2.38	(0.20)	(0.65)	(0.85)
Year ended 12/31/2010	12.85	0.21	1.61	1.82	(0.21)	—	(0.21)
Year ended 12/31/2011	13.40	0.17	(0.56)	(0.39)	(0.16)	—	(0.16)
Year ended 12/31/2010	12.08	0.15	1.31	1.46	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2015 (g)	15.60	0.12	0.16	0.28	—	—	—
Year ended 12/31/2014	16.26	0.24	0.63	0.87	(0.21)	(1.32)	(1.53)
Year ended 12/31/2013	14.70	0.25	2.21	2.46	(0.25)	(0.65)	(0.90)
Year ended 12/31/2010	13.05	0.24	1.65	1.89	(0.24)	—	(0.24)
Year ended 12/31/2011	13.60	0.21	(0.56)	(0.35)	(0.20)	—	(0.20)
Year ended 12/31/2010	12.25	0.19	1.33	1.52	(0.17)	—	(0.17)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.17% and 2.14%, respectively, for the six months ended June 30, 2015.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.50% and 1.81%, respectively, for the six months ended June 30, 2015.

160	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (f)
			Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)

$15.56	1.63%	$796.7	1.00%	1.35%	1.46%	0.89%	10%
15.31	5.12	719.1	1.01	1.23	1.47	0.77	42
15.99	16.65	579.2	1.01	1.47	1.46	1.02	26
14.46	14.29	407.1	1.09	1.60	1.47	1.22	4
12.85	(2.85)	297.6	1.10	1.36	1.46	1.00	8
13.41	12.28	257.8	1.11	1.34	1.48	0.97	4

15.43	1.38	41.7	1.70	0.62	2.16	0.16	10
15.22	4.38	44.1	1.71	0.52	2.17	0.06	42
15.90	15.75	41.7	1.72	0.73	2.17	0.28	26
14.40	13.52	34.0	1.79	0.88	2.17	0.50	4
12.80	(3.47)	27.6	1.80	0.65	2.16	0.29	8
13.35	11.47	26.1	1.81	0.61	2.18	0.24	4

15.62	1.69	270.1	1.00	1.33	1.46	0.87	10
15.36	5.13	264.3	1.01	1.22	1.47	0.76	42
16.03	16.56	249.1	1.02	1.43	1.47	0.98	26
14.50	14.29	210.0	1.09	1.57	1.47	1.19	4
12.88	(2.81)	182.2	1.10	1.34	1.46	0.98	8
13.42	12.30	188.0	1.11	1.29	1.48	0.92	4

15.64	1.49	18.0	1.40	0.91	1.86	0.45	10
15.41	4.76	20.4	1.41	0.80	1.87	0.34	42
16.05	16.09	28.1	1.42	0.93	1.87	0.48	26
14.50	13.81	33.8	1.49	1.12	1.87	0.74	4
12.87	(3.15)	38.5	1.50	0.92	1.86	0.56	8
13.40	11.81	45.9	1.51	0.88	1.88	0.51	4

15.72	1.81	285.7	0.75	1.59	1.21	1.13	10
15.44	5.37	265.5	0.76	1.48	1.22	1.02	42
16.11	16.90	221.4	0.77	1.69	1.22	1.24	26
14.56	14.59	170.7	0.84	1.84	1.22	1.46	4
12.93	(2.55)	136.2	0.85	1.60	1.21	1.24	8
13.48	12.43	128.4	0.86	1.57	1.23	1.20	4

15.48	1.51	22.1	1.32	1.03	1.78	0.57	10
15.25	4.79	18.5	1.33	0.90	1.79	0.44	42
15.92	16.27	18.4	1.34	1.11	1.79	0.66	26
14.41	13.92	15.3	1.41	1.26	1.79	0.88	4
12.80	(3.08)	12.3	1.42	1.00	1.78	0.64	8
13.34	11.89	12.6	1.43	0.94	1.80	0.57	4

15.55	1.63	43.6	1.12	1.20	1.58	0.74	10
15.30	4.96	43.9	1.13	1.12	1.59	0.66	42
15.99	16.48	33.9	1.14	1.28	1.58	0.84	26
14.46	14.15	30.7	1.21	1.47	1.59	1.09	4
12.85	(2.91)	22.9	1.22	1.25	1.58	0.89	8
13.40	12.08	20.7	1.23	1.23	1.60	0.86	4

15.88	1.79	4.8	0.82	1.52	1.28	1.06	10
15.60	5.32	4.3	0.83	1.41	1.29	0.95	42
16.26	16.71	3.5	0.84	1.61	1.29	1.16	26
14.70	14.50	3.0	0.91	1.73	1.29	1.35	4
13.05	(2.60)	2.4	0.92	1.51	1.28	1.15	8
13.60	12.41	2.3	0.93	1.50	1.30	1.13	4

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2015, 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011 and 2010, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 14%, 20% and 9% for the years ended 2012, 2011 and 2010, respectively.

(g)	Unaudited.

See accompanying notes to financial statements.	161

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2015 (g)	$10.46	$0.07	$0.11	$0.18	$—	$—	$—
Year ended 12/31/2014	10.79	0.13	0.46	0.59	(0.12)	(0.80)	(0.92)
Year ended 12/31/2013	9.63	0.17	1.69	1.86	(0.15)	(0.55)	(0.70)
Year ended 12/31/2012	8.60	0.15	1.19	1.34	(0.14)	(0.17)	(0.31)
Year ended 12/31/2011	9.39	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.62	0.12	1.00	1.12	(0.08)	(0.27)	(0.35)
Class R-1 Shares
Six months ended 06/30/2015 (g)	10.49	0.05	0.12	0.17	—	—	—
Year ended 12/31/2014	10.83	0.10	0.44	0.54	(0.08)	(0.80)	(0.88)
Year ended 12/31/2013	9.66	0.13	1.70	1.83	(0.11)	(0.55)	(0.66)
Year ended 12/31/2012	8.62	0.12	1.20	1.32	(0.11)	(0.17)	(0.28)
Year ended 12/31/2011	9.42	0.08	(0.51)	(0.43)	(0.07)	(0.30)	(0.37)
Year ended 12/31/2010	8.64	0.08	1.02	1.10	(0.05)	(0.27)	(0.32)
Class R-2 Shares
Six months ended 06/30/2015 (g)	10.50	0.06	0.12	0.18	—	—	—
Year ended 12/31/2014	10.84	0.12	0.45	0.57	(0.11)	(0.80)	(0.91)
Year ended 12/31/2013	9.66	0.14	1.71	1.85	(0.12)	(0.55)	(0.67)
Year ended 12/31/2012	8.63	0.14	1.19	1.33	(0.13)	(0.17)	(0.30)
Year ended 12/31/2011	9.42	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.65	0.10	1.01	1.11	(0.07)	(0.27)	(0.34)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio, indirect proportionate share of the expenses of the Underlying Master Portfolios, and applicable Expense Reduction Agreements described in Note 7; but do not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.16% and 2.18%, respectively, for the six months ended June 30, 2015.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 7 or indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invests. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.51% and 1.83%, respectively, for the six months ended June 30, 2015.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2015, 2014 and 2013, includes the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For 2012, 2011 and 2010, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 15%, 19% and 12% for the years ended 2012, 2011 and 2010, respectively.

(g)	Unaudited.

162	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (f)
			Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)

$10.64	1.72%	$278.1	1.03%	1.33%	1.51%	0.85%	11%
10.46	5.40	239.4	1.04	1.20	1.53	0.71	48
10.79	19.34	170.7	1.08	1.60	1.56	1.12	28
9.63	15.54	104.3	1.14	1.61	1.60	1.15	5
8.60	(4.25)	62.2	1.13	1.23	1.63	0.73	13
9.39	12.98	42.6	1.12	1.32	1.76	0.68	5

10.66	1.62	6.7	1.35	1.00	1.83	0.52	11
10.49	4.94	5.5	1.36	0.87	1.85	0.38	48
10.83	19.02	4.6	1.40	1.26	1.88	0.78	28
9.66	15.29	3.5	1.46	1.27	1.92	0.81	5
8.62	(4.61)	2.5	1.45	0.89	1.95	0.39	13
9.42	12.69	1.8	1.44	0.90	2.08	0.26	5

10.68	1.71	13.2	1.15	1.22	1.63	0.74	11
10.50	5.20	11.5	1.16	1.08	1.65	0.59	48
10.84	19.21	7.5	1.21	1.32	1.68	0.85	28
9.66	15.37	4.9	1.26	1.52	1.72	1.06	5
8.63	(4.26)	2.9	1.26	1.15	1.74	0.67	13
9.42	12.79	1.7	1.24	1.14	1.89	0.49	5

See accompanying notes to financial statements.	163

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of June 30, 2015

LifePath® Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	59%
Equity Funds	40
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	50%
Large Cap Index Master Portfolio	12
iShares TIPS Bond ETF	9
Active Stock Master Portfolio	9
International Tilts Master Portfolio	8
Master Small Cap Index Series	4
BlackRock Commodity Strategies Fund	3
BlackRock Emerging Markets Fund, Inc.	2
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1

LifePath® 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	52%
Fixed Income Funds	47
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	41%
Active Stock Master Portfolio	16
International Tilts Master Portfolio	11
Large Cap Index Master Portfolio	11
iShares TIPS Bond ETF	7
Master Small Cap Index Series	4
BlackRock Commodity Strategies Fund	3
BlackRock Emerging Markets Fund, Inc.	3
iShares MSCI EAFE Small-Cap ETF	1
iShares Cohen & Steers REIT ETF	1

LifePath® 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	74%
Fixed Income Funds	25
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	23%
Active Stock Master Portfolio	23
International Tilts Master Portfolio	16
Large Cap Index Master Portfolio	15
iShares Cohen & Steers REIT ETF	4
BlackRock Emerging Markets Fund, Inc.	4
iShares International Developed Real Estate ETF	3
BlackRock Commodity Strategies Fund	3
Master Small Cap Index Series	3
iShares TIPS Bond ETF	2

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Concluded)

as of June 30, 2015

LifePath® 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	7
Short-Term Securities	1

Ten Largest Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	26%
Large Cap Index Master Portfolio	20
International Tilts Master Portfolio	20
CoreAlpha Bond Master Portfolio	7
iShares Cohen & Steers REIT ETF	6
iShares International Developed Real Estate ETF	6
BlackRock Emerging Markets Fund, Inc.	5
BlackRock Commodity Strategies Fund	3
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2

LifePath® 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	98%
Fixed Income Funds	2

Ten Largest Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	30%
International Tilts Master Portfolio	21
Large Cap Index Master Portfolio	18
iShares Cohen & Steers REIT ETF	7
iShares International Developed Real Estate ETF	6
BlackRock Emerging Markets Fund, Inc.	5
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	3
Master Small Cap Index Series	2
iShares MSCI Canada ETF	2

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 40.1%
Active Stock Master Portfolio	$144,989,639	$144,989,639
BlackRock Commodity Strategies Fund	6,855,533	53,130,380
BlackRock Emerging Markets Fund, Inc.	1,593,963	31,034,469
International Tilts Master Portfolio	$127,193,161	127,193,161
iShares Cohen & Steers REIT ETF (b)	45,844	4,108,081
iShares International Developed Real Estate ETF (b)	73,624	2,189,578
iShares MSCI Canada ETF	384,005	10,241,413
iShares MSCI EAFE Small-Cap ETF	333,059	16,992,670
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$189,187,524	189,187,524
Master Small Cap Index Series	$58,346,547	58,346,547

		637,413,462
Fixed Income Funds — 59.7%
CoreAlpha Bond Master Portfolio	$800,157,894	800,157,894
iShares TIPS Bond ETF (b)	1,335,960	149,694,317

		949,852,211

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17% (c)	3,719,898	$3,719,898
BlackRock Cash Funds: Prime, SL Agency Shares, 0.13% (c)(d)	8,821,611	8,821,611

		12,541,509
Total Affiliated Investment Companies (Cost — $1,547,142,642) — 100.6%		1,599,807,182
Liabilities in Excess of Other Assets — (0.6)%		(9,142,079)

Net Assets — 100.0%		$1,590,665,103

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$261,549,322	—		$(116,559,683)[1]	$144,989,639	$144,989,639	$1,739,260		$21,619,649
BlackRock Cash Funds: Institutional, SL Agency Shares	3,367,223	352,675	[2]	—	3,719,898	$3,719,898	$2,173		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	8,821,611	[2]	—	8,821,611	$8,821,611	$26,995	[3]	—
BlackRock Commodity Strategies Fund	6,449,996	610,280		(204,743)	6,855,533	$53,130,380	—		$(488,507)
BlackRock Emerging Markets Fund, Inc.	1,751,608	61,231		(218,876)	1,593,963	$31,034,469	—		$71,177
CoreAlpha Bond Master Portfolio	$808,534,591	—		$(8,376,697)[1]	$800,157,894	$800,157,894	$10,047,555		$2,773,179
International Tilts Master Portfolio	$113,464,710	$13,728,451	[2]	—	$127,193,161	$127,193,161	$2,025,748		$(143,244)
iShares Cohen & Steers REIT ETF	45,789	155		(100)	45,844	$4,108,081	$65,925		$2,116
iShares International Developed Real Estate ETF	71,776	1,848		—	73,624	$2,189,578	$48,704		—
iShares MSCI Canada ETF	369,599	22,206		(7,800)	384,005	$10,241,413	$81,590		$786
iShares MSCI EAFE Small-Cap ETF	338,648	8,611		(14,200)	333,059	$16,992,670	$200,454		$96,251
iShares TIPS Bond ETF	1,328,000	65,110		(57,150)	1,335,960	$149,694,317	—		$(154,415)
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$71,857,425	$117,330,099	[2]	—	$189,187,524	$189,187,524	$1,231,997		$732,339
Master Small Cap Index Series	$61,149,952	—		$(2,803,405)[1]	$58,346,547	$58,346,547	$380,275		$1,993,824
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)[4]	—	—		—	—	—	$114,584		—

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.
[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

166	See Notes to Financial Statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2015 (Unaudited)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about LifePath Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following table summarizes LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$279,932,417	$1,319,874,765	—	$1,599,807,182

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, collateral on securities loaned at value of $8,821,610 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2015, there were no transfers between levels.

167 See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 52.1%
Active Stock Master Portfolio	$442,406,690	$442,406,690
BlackRock Commodity Strategies Fund	11,681,034	90,528,014
BlackRock Emerging Markets Fund, Inc.	3,876,988	75,484,956
International Tilts Master Portfolio	$309,747,041	309,747,041
iShares Cohen & Steers REIT ETF (b)	451,616	40,469,310
iShares International Developed Real Estate ETF	1,258,542	37,429,039
iShares MSCI Canada ETF	946,559	25,244,728
iShares MSCI EAFE Small-Cap ETF	809,401	41,295,639
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$309,701,342	309,701,342
Master Small Cap Index Series	$97,977,549	97,977,549

		1,470,284,308
Fixed Income Funds — 47.7%
CoreAlpha Bond Master Portfolio	$1,153,391,298	1,153,391,298
iShares TIPS Bond ETF (b)	1,702,695	190,786,975

		1,344,178,273

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17% (c)	4,951,920	$4,951,920
BlackRock Cash Funds: Prime, SL Agency Shares, 0.13% (c)(d)	23,526,675	23,526,675

		28,478,595
Total Affiliated Investment Companies (Cost — $2,729,139,929) — 100.8%		2,842,941,176
Liabilities in Excess of Other Assets — (0.8)%		(22,896,854)

Net Assets — 100.0%		$2,820,044,322

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$627,945,748	—		$(185,539,058)[1]	$442,406,690	$442,406,690	$4,635,376		$53,798,246
BlackRock Cash Funds: Institutional, SL Agency Shares	5,279,010	—		(327,090)[1]	4,951,920	$4,951,920	$3,975		—
BlackRock Cash Funds: Prime, SL Agency Shares	6,776,550	16,750,125	[2]	—	23,526,675	$23,526,675	$65,606	[3]	—
BlackRock Commodity Strategies Fund	12,567,336	150,310		(1,036,612)	11,681,034	$90,528,014	—		$(2,468,396)
BlackRock Emerging Markets Fund, Inc.	4,505,579	47,230		(675,821)	3,876,988	$75,484,956	—		$146,838
CoreAlpha Bond Master Portfolio	$1,143,592,277	$9,799,021	[2]	—	$1,153,391,298	$1,153,391,298	$14,321,832		$3,973,819
International Tilts Master Portfolio	$282,798,820	$26,948,221	[2]	—	$309,747,041	$309,747,041	$5,080,788		$(364,153)
iShares Cohen & Steers REIT ETF	498,805	8,201		(55,390)	451,616	$40,469,310	$672,622		$2,319,925
iShares International Developed Real Estate ETF	1,382,421	24,766		(148,645)	1,258,542	$37,429,039	$854,744		$743,924
iShares MSCI Canada ETF	967,873	16,933		(38,247)	946,559	$25,244,728	$201,047		$(147,375)
iShares MSCI EAFE Small-Cap ETF	881,531	12,629		(84,759)	809,401	$41,295,639	$493,905		$522,532
iShares TIPS Bond ETF	1,673,332	99,644		(70,281)	1,702,695	$190,786,975	—		$(177,921)
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$176,865,168	$132,836,174	[2]	—	$309,701,342	$309,701,342	$2,302,086		$1,540,434
Master Small Cap Index Series	$99,172,892	—		$(1,195,343)[1]	$97,977,549	$97,977,549	$625,149		$3,284,728
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)[4]	—	—		—	—	—	$163,461		—

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.
[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Master Portfolio has the ability to access

168	See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2015 (Unaudited)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about LifePath Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following table summarizes LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$529,717,256	$2,313,223,920	—	$2,842,941,176

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, collateral on securities loaned at value of $23,526,675 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2015, there were no transfers between levels.

169 See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 74.1%
Active Stock Master Portfolio	$615,160,619	$615,160,619
BlackRock Commodity Strategies Fund	11,708,989	90,744,668
BlackRock Emerging Markets Fund, Inc.	5,392,956	105,000,851
International Tilts Master Portfolio	$425,056,100	425,056,100
iShares Cohen & Steers REIT ETF (b)	1,179,327	105,679,493
iShares International Developed Real Estate ETF	3,199,566	95,155,093
iShares MSCI Canada ETF (b)	1,324,628	35,327,829
iShares MSCI EAFE Small-Cap ETF	1,154,911	58,923,559
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$405,054,811	405,054,811
Master Small Cap Index Series	$74,558,885	74,558,885

		2,010,661,908
Fixed Income Funds — 25.6%
CoreAlpha Bond Master Portfolio	$626,836,476	626,836,476
iShares TIPS Bond ETF (b)	609,456	68,289,545

		695,126,021

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17% (c)	8,364,984	$8,364,984
BlackRock Cash Funds: Prime, SL Agency Shares, 0.13% (c)(d)	12,446,927	12,446,927

		20,811,911
Total Affiliated Investment Companies (Cost — $2,593,765,975) — 100.5%		2,726,599,840
Liabilities in Excess of Other Assets — (0.5)%		(13,650,906)

Net Assets — 100.0%		$2,712,948,934

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$732,007,711	—		$(116,847,092)[1]	$615,160,619	$615,160,619	$5,784,245		$64,784,746
BlackRock Cash Funds: Institutional, SL Agency Shares	5,873,387	2,491,597	[2]	—	8,364,984	$8,364,984	$4,158		—
BlackRock Cash Funds: Prime, SL Agency Shares	8,407,500	4,039,427	[2]	—	12,446,927	$12,446,927	$91,806	[3]	—
BlackRock Commodity Strategies Fund	12,540,270	733,238		(1,564,519)	11,708,989	$90,744,668	—		$(4,068,457)
BlackRock Emerging Markets Fund, Inc.	6,115,000	166,907		(888,951)	5,392,956	$105,000,851	—		$(3,369)
CoreAlpha Bond Master Portfolio	$591,843,692	$34,992,784	[2]	—	$626,836,476	$626,836,476	$7,609,420		$2,001,307
International Tilts Master Portfolio	$378,538,181	$46,517,919	[2]	—	$425,056,100	$425,056,100	$6,874,957		$(471,454)
iShares Cohen & Steers REIT ETF	1,164,738	134,533		(119,944)	1,179,327	$105,679,493	$1,643,616		$2,925,544
iShares International Developed Real Estate ETF	3,234,964	255,884		(291,282)	3,199,566	$95,155,093	$2,093,095		$198,538
iShares MSCI Canada ETF	1,320,806	50,951		(47,129)	1,324,628	$35,327,829	$281,104		$(185,232)
iShares MSCI EAFE Small-Cap ETF	1,198,374	38,785		(82,248)	1,154,911	$58,923,559	$694,297		$350,973
iShares TIPS Bond ETF	587,067	46,162		(23,773)	609,456	$68,289,545	—		$81,503
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$325,759,398	$79,295,413	[2]	—	$405,054,811	$405,054,811	$3,453,856		$2,569,084
Master Small Cap Index Series	$75,431,704	—		$(872,819)[1]	$74,558,885	$74,558,885	$466,621		$2,451,199
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)[4]	—	—		—	—	—	$86,921		—

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.
[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

170	See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2015 (Unaudited)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about LifePath Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following table summarizes LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$579,932,949	$2,146,666,891	—	$2,726,599,840

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, collateral on securities loaned at value of $12,446,927 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2015, there were no transfers between levels.

171 See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 92.9%
Active Stock Master Portfolio	$538,247,970	$538,247,970
BlackRock Commodity Strategies Fund	9,325,340	72,271,386
BlackRock Emerging Markets Fund, Inc.	5,301,528	103,220,757
International Tilts Master Portfolio	$405,329,662	405,329,662
iShares Cohen & Steers REIT ETF (b)	1,436,643	128,737,579
iShares International Developed Real Estate ETF	3,890,906	115,715,545
iShares MSCI Canada ETF (b)	1,292,596	34,473,535
iShares MSCI EAFE Small-Cap ETF (b)	1,058,710	54,015,385
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$417,828,938	417,828,938
Master Small Cap Index Series	$46,118,000	46,118,000

		1,915,958,757
Fixed Income Fund — 6.8%
CoreAlpha Bond Master Portfolio	$141,202,298	141,202,298

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17% (c)	4,881,868	$4,881,868
BlackRock Cash Funds: Prime, SL Agency Shares, 0.13% (c)(d)	5,760,219	5,760,219

		10,642,087
Total Affiliated Investment Companies (Cost — $1,946,219,650) — 100.2%		2,067,803,142
Liabilities in Excess of Other Assets — (0.2)%		(5,045,476)

Net Assets — 100.0%		$2,062,757,666

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$617,793,419	—		$(79,545,449)[1]	$538,247,970	$538,247,970	$5,009,069		$55,441,192
BlackRock Cash Funds: Institutional, SL Agency Shares	4,210,819	671,049	[2]	—	4,881,868	$4,881,868	$3,234		—
BlackRock Cash Funds: Prime, SL Agency Shares	16,314,800	—		(10,554,581)[1]	5,760,219	$5,760,219	$82,855	[3]	—
BlackRock Commodity Strategies Fund	10,188,103	739,637		(1,602,400)	9,325,340	$72,271,386	—		$(4,299,494)
BlackRock Emerging Markets Fund, Inc.	5,989,668	185,996		(874,136)	5,301,528	$103,220,757	—		$(76,641)
CoreAlpha Bond Master Portfolio	$124,444,002	$16,758,296	[2]	—	$141,202,298	$141,202,298	$1,650,252		$403,619
International Tilts Master Portfolio	$367,981,472	$37,348,190	[2]	—	$405,329,662	$405,329,662	$6,677,693		$(468,075)
iShares Cohen & Steers REIT ETF	1,402,976	177,627		(143,960)	1,436,643	$128,737,579	$2,001,057		$3,452,518
iShares International Developed Real Estate ETF	3,883,740	347,863		(340,697)	3,890,906	$115,715,545	$2,557,053		$81,930
iShares MSCI Canada ETF	1,285,655	66,705		(59,764)	1,292,596	$34,473,535	$274,168		$(246,283)
iShares MSCI EAFE Small-Cap ETF	1,170,755	37,611		(149,656)	1,058,710	$54,015,385	$670,701		$669,231
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$379,569,351	$38,259,587	[2]	—	$417,828,938	$417,828,938	$3,784,339		$2,914,849
Master Small Cap Index Series	$50,915,660	—		$(4,797,660)[1]	$46,118,000	$46,118,000	$309,958		$1,599,845
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)[4]	—	—		—	—	—	$18,936		—

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.
[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

172	See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2015 (Unaudited)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about LifePath Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following table summarizes LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$519,076,274	$1,548,726,868	—	$2,067,803,142

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, collateral on securities loaned at value of $5,760,220 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended June 30, 2015, there were no transfers between levels.

173 See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 98.5%
Active Stock Master Portfolio	$143,666,018	$143,666,018
BlackRock Commodity Strategies Fund	2,262,442	17,533,925
BlackRock Emerging Markets Fund, Inc.	1,314,492	25,593,151
International Tilts Master Portfolio	$102,057,615	102,057,615
iShares Cohen & Steers REIT ETF	388,438	34,807,929
iShares International Developed Real Estate ETF	1,052,407	31,298,584
iShares MSCI Canada ETF	318,769	8,501,569
iShares MSCI EAFE Small-Cap ETF	277,242	14,144,887
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$89,967,968	89,967,968
Master Small Cap Index Series	$11,057,362	11,057,362

		478,629,008

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Fixed Income Fund — 1.5%
CoreAlpha Bond Master Portfolio	$7,135,882	$7,135,882
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17% (b)	1,696,716	1,696,716
Total Affiliated Investment Companies (Cost — $469,220,606) — 100.3%		487,461,606
Liabilities in Excess of Other Assets — (0.3)%		(1,315,303)

Net Assets — 100.0%		$486,146,303

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$147,719,967	—		$(4,053,949	)[1]$	143,666,018	$143,666,018	$1,261,129		$13,897,370
BlackRock Cash Funds: Institutional, SL Agency Shares	1,215,707	481,009	[2]	—		1,696,716	$1,696,716	$983		—
BlackRock Cash Funds: Prime, SL Agency Shares	2,950,000	—		(2,950,000)[1]		—	—	$24,408	[3]	—
BlackRock Commodity Strategies Fund	2,193,346	284,474		(215,378)		2,262,442	$17,533,925	—		$(608,055)
BlackRock Emerging Markets Fund, Inc.	1,329,101	142,787		(157,396)		1,314,492	$25,593,151	—		$(22,652)
CoreAlpha Bond Master Portfolio	$4,957,761	$2,178,121	[2]	—		$7,135,882	$7,135,882	$75,216		$14,805
International Tilts Master Portfolio	$81,873,561	$20,184,054	[2]	—		$102,057,615	$102,057,615	$1,606,010		$(70,345)
iShares Cohen & Steers REIT ETF	327,853	90,160		(29,575)		388,438	$34,807,929	$505,366		$641,680
iShares International Developed Real Estate ETF	901,660	214,025		(63,278)		1,052,407	$31,298,584	$658,815		$(65,370)
iShares MSCI Canada ETF	285,386	42,757		(9,374)		318,769	$8,501,569	$67,518		$(9,460)
iShares MSCI EAFE Small-Cap ETF	260,026	28,556		(11,340)		277,242	$14,144,887	$166,367		$(14,868)
Large Cap Index Master Portfolio (fka Russell 1000® Index Master Portfolio)	$69,086,943	$20,881,025	[2]	—		$89,967,968	$89,967,968	$753,974		$565,684
Master Small Cap Index Series	$11,565,177	—		$(507,815)[1]		$11,057,362	$11,057,362	$73,478		$389,849
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)[4]	—	—		—		—	—	$868		—

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.
[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Master Portfolio has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about LifePath Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

174	See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2015 (Unaudited)

As of June 30, 2015, the following table summarizes LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$133,576,761	$353,884,845	—	$487,461,606

During the six months ended June 30, 2015, there were no transfers between levels.

175 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value — affiliated[1,2]	$1,599,807,182	$2,842,941,176	$2,726,599,840	$2,067,803,142	$487,461,606
Receivables:
Investments sold	15,989,672	26,686,848	33,255,119	49,734,240	9,102,023
Contributions from investors	1,135,620	423,822	1,336,180	778,802	885,895
Dividends — affiliated	282,045	694,952	975,401	944,869	233,885
Securities lending income — affiliated	839	6,095	9,876	3,735	627

Total assets	1,617,215,358	2,870,752,893	2,762,176,416	2,119,264,788	497,684,036

Liabilities
Collateral on securities loaned at value	8,821,610	23,526,675	12,446,927	5,760,220	—
Payables:
Investments purchased	3,300,000	3,700,000	12,327,776	2,543,866	3,247,257
Trustees’ fees payable	8,283	15,078	13,613	10,311	1,422
Investment advisory fees	98,270	144,241	93,518	41,961	4,475
Professional fees	17,072	19,888	19,113	17,540	13,404
Withdrawals to investors	14,305,020	23,302,689	24,326,535	48,133,224	8,271,175

Total liabilities	26,550,255	50,708,571	49,227,482	56,507,122	11,537,733

Net Assets	$1,590,665,103	$2,820,044,322	$2,712,948,934	$2,062,757,666	$486,146,303

Net Assets Consist of
Investors’ capital	$1,538,000,563	$2,706,243,075	$2,580,115,069	$1,941,174,174	$467,905,303
Net unrealized appreciation (depreciation)	52,664,540	113,801,247	132,833,865	121,583,492	18,241,000

Net Assets	$1,590,665,103	$2,820,044,322	$2,712,948,934	$2,062,757,666	$486,146,303

[1] Investments at cost — affiliated	$1,547,142,642	$2,729,139,929	$2,593,765,975	$1,946,219,650	$469,220,606

[2] Securities loaned at value	$8,638,272	$23,012,781	$12,083,964	$5,597,971	—

176	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends — affiliated	$396,673	$2,222,318	$4,712,112	$5,502,979	$1,398,066
Securities lending — affiliated — net	26,995	65,606	91,806	82,855	24,408
Income — affiliated	2,173	3,975	4,158	3,234	983
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends	5,845,500	13,742,489	17,939,179	17,008,396	3,986,051
Interest	11,139,104	15,947,117	8,610,900	2,046,031	137,435
Expenses	(1,682,245)	(3,163,168)	(3,003,172)	(2,227,748)	(508,635)
Fees waived	237,060	602,254	729,113	623,568	155,824

Total income	15,965,260	29,420,591	29,084,096	23,039,315	5,194,132

Expenses
Investment advisory	2,789,343	5,036,171	4,801,525	3,724,118	828,943
Professional	13,215	13,670	13,670	13,488	13,014
Independent Trustees	24,532	42,181	39,739	31,322	8,696

Total expenses	2,827,090	5,092,022	4,854,934	3,768,928	850,653
Less fees waived by the Manager	(2,234,828)	(4,231,537)	(4,303,845)	(3,512,841)	(813,125)

Total expenses after fees waived	592,262	860,485	551,089	256,087	37,528

Net investment income	15,372,998	28,560,106	28,533,007	22,783,228	5,156,604

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(472,592)	939,527	(700,500)	(418,739)	(78,725)
Allocated from the applicable Underlying Master Portfolios from investments, financial futures contracts, swaps and foreign currency transactions	26,975,747	62,233,074	71,334,882	59,891,430	14,797,363

	26,503,155	63,172,601	70,634,382	59,472,691	14,718,638

Net change in unrealized depreciation on:
Investments — affiliated	(1,161,109)	(5,951,726)	(9,633,389)	(11,484,044)	(3,344,592)
Allocated from the applicable Underlying Master Portfolios from investments, financial futures contracts, swaps and foreign currency translations	(23,447,876)	(45,023,609)	(40,640,935)	(25,438,075)	(7,036,221)

	(24,608,985)	(50,975,335)	(50,274,324)	(36,922,119)	(10,380,813)

Net realized and unrealized gain	1,894,170	12,197,266	20,360,058	22,550,572	4,337,825

Net Increase in Net Assets Resulting from Operations	$17,267,168	$40,757,372	$48,893,065	$45,333,800	$9,494,429

177 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$15,372,998	$32,131,672	$28,560,106	$57,673,762
Net realized gain	26,503,155	83,848,609	63,172,601	189,153,644
Net change in unrealized appreciation (depreciation)	(24,608,985)	(33,798,562)	(50,975,335)	(94,650,978)

Net increase in net assets resulting from operations	17,267,168	82,181,719	40,757,372	152,176,428

Capital Transactions
Proceeds from contributions	192,569,500	175,047,598	321,381,033	288,154,878
Value of withdrawals	(209,366,894)	(253,441,996)	(417,588,544)	(396,106,580)

Net decrease in net assets derived from capital transactions	(16,797,394)	(78,394,398)	(96,207,511)	(107,951,702)

Net Assets
Total increase (decrease) in net assets	469,774	3,787,321	(55,450,139)	44,224,726
Beginning of period	1,590,195,329	1,586,408,008	2,875,494,461	2,831,269,735

End of period	$1,590,665,103	$1,590,195,329	$2,820,044,322	$2,875,494,461

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30 2015, (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$28,533,007	$54,291,020	$22,783,228	$42,311,359
Net realized gain	70,634,382	209,284,609	59,472,691	184,817,567
Net change in unrealized appreciation (depreciation)	(50,274,324)	(114,220,706)	(36,922,119)	(107,609,728)

Net increase in net assets resulting from operations	48,893,065	149,354,923	45,333,800	119,519,198

Capital Transactions
Proceeds from contributions	346,578,830	299,751,622	273,081,995	231,414,329
Value of withdrawals	(385,318,729)	(397,791,695)	(344,971,494)	(326,313,422)

Net decrease in net assets derived from capital transactions	(38,739,899)	(98,040,073)	(71,889,499)	(94,899,093)

Net Assets
Total increase (decrease) in net assets	10,153,166	51,314,850	(26,555,699)	24,620,105
Beginning of period	2,702,795,768	2,651,480,918	2,089,313,365	2,064,693,260

End of period	$2,712,948,934	$2,702,795,768	$2,062,757,666	$2,089,313,365

178	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	LifePath 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$5,156,604	$8,351,985
Net realized gain	14,718,638	32,258,986
Net change in unrealized appreciation (depreciation)	(10,380,813)	(18,115,900)

Net increase in net assets resulting from operations	9,494,429	22,495,071

Capital Transactions
Proceeds from contributions	98,945,964	110,692,340
Value of withdrawals	(61,737,741)	(109,007,078)

Net increase in net assets derived from capital transactions	37,208,223	1,685,262

Net Assets
Total increase in net assets	46,702,652	24,180,333
Beginning of period	439,443,651	415,263,318

End of period	$486,146,303	$439,443,651

179 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Total Return
Total return	1.09%	[1]	5.25%		6.75%		9.11%		4.46%		9.83%

Ratios to Average Net Assets
Total expenses	0.54%	[2,3,4,5]	0.54%	[3,4,5]	0.54%	[3,4,5]	0.55%	[6,7,8]	0.55%	[6,7,8]	0.61%	[6]

Total expenses after fees waived and/or reimbursed	0.26%	[2,3,4,5]	0.25%	[3,4,5]	0.25%	[3,4,5]	0.28%	[6,7,8]	0.27%	[6,7,8]	0.26%	[6]

Net investment income[9]	1.93%	[2,3,4,5]	2.02%	[3,4,5]	1.83%	[3,4,5]	2.22%	[6,7,8]	2.77%	[6,7,8]	2.60%	[6]

Supplemental Data
Net assets, end of period (000)	$1,590,665		$1,590,195		$1,586,408		$1,491,576		$1,387,033		$1,380,141

Portfolio turnover rate	12%	[10]	14%	[10]	17%	[10]	4%	[11]	4%	[11]	4%	[11]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% for the six months ended June 30, 2015 and each of the years ended December 31, 2014 and December 31, 2013, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the six months ended June 30, 2015 and for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio, except the total expenses for the year ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% and 0.02% for the years ended December 31, 2012 and December 31, 2011, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for each of the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current presentation, the portfolio turnover rate would have been 13%, 20% and 14% for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.

180	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Total Return
Total return	1.35%	[1]	5.56%		10.17%		11.49%		1.96%		11.40%

Ratios to Average Net Assets
Total expenses	0.53%	[2,3,4,5]	0.54%	[3,4,5]	0.53%	[3,4,5]	0.53%	[6,7,8]	0.53%	[6,7,8]	0.59%	[6]

Total expenses after fees waived and/or reimbursed	0.24%	[2,3,4,5]	0.24%	[3,4,5]	0.23%	[3,4,5]	0.25%	[6,7,8]	0.25%	[6,7,8]	0.23%	[6]

Net investment income[9]	1.98%	[2,3,4,5]	2.01%	[3,4,5]	1.97%	[3,4,5]	2.30%	[6,7,8]	2.56%	[6,7,8]	2.45%	[6]

Supplemental Data
Net assets, end of period (000)	$2,820,044		$2,875,494		$2,831,270		$2,524,316		$2,358,583		$2,343,961

Portfolio turnover rate	10%	[10]	21%	[10]	19%	[10]	5%	[11]	5%	[11]	4%	[11]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% for the six months ended June 30, 2015 and 0.04% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11%, 0.11% and 0.12%, for the six months ended June 30, 2015 and for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio, except the total expenses for the year ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% for each of the years ended December 31, 2012 and December 31, 2011, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for each of the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current presentation, the portfolio turnover rate would have been 15%, 23% and 13% for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.

181 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Total Return
Total return	1.77%	[1]	5.82%		14.16%		13.59%		(0.13)%		12.36%

Ratio to Average Net Assets
Total expenses	0.52%	[2,3,4,5]	0.53%	[3,4,5]	0.52%	[3,4,5]	0.53%	[6,7,8]	0.52%	[6,7,8]	0.57%	[6]

Total expenses after fees waived and/or reimbursed	0.21%	[2,3,4,5]	0.21%	[3,4,5]	0.20%	[3,4,5]	0.23%	[6,7,8]	0.22%	[6,7,8]	0.21%	[6]

Net investment income[9]	2.08%	[2,3,4,5]	2.02%	[3,4,5]	2.13%	[3,4,5]	2.37%	[6,7,8]	2.39%	[6,7,8]	2.34%	[6]

Supplemental Data
Net assets, end of period (000)	$2,712,949		$2,702,796		$2,651,481		$2,237,444		$2,014,111		$1,972,075

Portfolio turnover rate	12%	[10]	33%	[10]	22%	[10]	5%	[11]	7%	[11]	3%	[11]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% for the six months ended June 30, 2015 and 0.05% and 0.04% for the years ended December 31, 2014 and December 31, 2013, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, 0.14% and 0.15% for the six months ended June 30, 2015 and for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio, except the total expenses for the year ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% for each the years ended December 31, 2012 and December 31, 2011.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for each of the years ended December 31, 2012 and December 31, 2011, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current presentation, the portfolio turnover rate would have been 16%, 20% and 10% for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.

182	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Total Return
Total return	2.10%	[1]	5.98%		17.42%		15.23%		(1.88)%		13.21%

Ratios to Average Net Assets
Total expenses	0.50%	[2,3,4,5]	0.53%	[3,4,5]	0.51%	[3,4,5]	0.52%	[6,7,8]	0.52%	[6,7,8]	0.55%	[6]

Total expenses after fees waived and/or reimbursed	0.17%	[2,3,4,5]	0.19%	[3,4,5]	0.18%	[3,4,5]	0.21%	[6,7,8]	0.20%	[6,7,8]	0.19%	[6]

Net investment income[9]	2.14%	[2,3,4,5]	2.03%	[3,4,5]	2.26%	[3,4,5]	2.44%	[6,7,8]	2.24%	[6,7,8]	2.24%	[6]

Supplemental Data
Net assets, end of period (000)	$2,062,758		$2,089,313		$2,064,693		$1,701,257		$1,509,756		$1,519,203

Portfolio turnover rate	10%	[10]	42%	[10]	26%	[10]	4%	[11]	8%	[11]	4%	[11]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% for the six months ended June 30, 2015 and 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%, 0.16% and 0.17% for the six months ended June 30, 2015 and for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio, except the total expenses for the year ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.04% for the years ended December 31, 2012 and December 31, 2011, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for each of the years ended December 31, 2012 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current presentation, the portfolio turnover rate would have been 14%, 20% and 9% for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.

183 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Concluded)

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Total Return
Total return	2.20%[1]		6.23%		20.32%		16.55%		(3.28)%		13.93%

Ratios to Average Net Assets
Total expenses	0.51%	[2,3,4,5]	0.53%	[3,4,5]	0.53%	[3,4,5]	0.54%	[6,7,8]	0.53%	[6,7,8]	0.56%	[6]

Total expenses after fees waived and/or reimbursed	0.16%	[2,3,4,5]	0.18%	[3,4,5]	0.20%	[3,4,5]	0.21%	[6,7,8]	0.18%	[6,7,8]	0.17%	[6]

Net investment income[9]	2.18%	[2,3,4,5]	2.04%	[3,4,5]	2.46%	[3,4,5]	2.51%	[6,7,8]	2.18%	[6,7,8]	2.31%	[6]

Supplemental Data
Net assets, end of period (000)	$486,146		$439,444		$415,263		$267,851		$180,087		$119,391

Portfolio turnover rate	11%	[10]	48%	[10]	28%	[10]	5%	[11]	13%	[11]	5%	[11]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% for the six months ended June 30, 2015 and 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.19%, 0.17% and 0.15% for the six months ended June 30, 2015 and for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[6]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio, except the total expenses for the year ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2012 and December 31, 2011, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.17% for the years ended December 31, 2012 and December 31, 2011, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[9]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and Large Cap Index Master Portfolio.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current presentation, the portfolio turnover rate would have been 15%, 19% and 12% for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.

184	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to five series of MIP: LifePath® Retirement Master Portfolio, LifePath® 2020 Master Portfolio, LifePath® 2030 Master Portfolio, LifePath® 2040 Master Portfolio and LifePath® 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”).

As of June 30, 2015, the investment of LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio in the Active Stock Master Portfolio represented 26.1% and 29.6%, respectively, of net assets. The investment of LifePath Retirement Master Portfolio and LifePath 2020 Master Portfolio in CoreAlpha Bond Master Portfolio represented 50.3% and 40.9%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedule of Investments, should be read in conjunction with each respective the LifePath Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the SEC’s website at http://www.sec.gov.

The LifePath Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying LifePath Master Portfolios”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of June 30, 2015, the LifePath Master Portfolios held interests in Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Retirement Master Portfolio	7.5%	26.7%	9.1%	5.5%	5.8%
LifePath 2020 Master Portfolio	22.9%	38.4%	22.1%	8.9%	9.8%
LifePath 2030 Master Portfolio	31.9%	20.9%	30.4%	11.7%	7.4%
LifePath 2040 Master Portfolio	27.9%	4.7%	28.9%	12.1%	4.6%
LifePath 2050 Master Portfolio	7.5%	0.2%	7.3%	2.6%	1.1%

The LifePath Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The LifePath Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the LifePath Master Portfolio:

Valuation: The LifePath Master Portfolios’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Master Portfolios determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the LifePath Master Portfolios for all financial instruments. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day. The market value of the LifePath Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. The LifePath Master Portfolios record their proportionate investment in the Underlying Master Portfolios at fair value which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Master Portfolios might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio income, expenses and realized and unrealized gains and losses.

Other: Expenses directly related to a LifePath Master Portfolio are charged to that LifePath Master Portfolio. Other operating expenses shared by several Funds are prorated among those Funds on the basis of relative net assets or other appropriate methods.

3. Securities and Other Investments:

Securities Lending: Certain LifePath Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the LifePath Master Portfolios is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Master Portfolios and any additional required collateral is delivered to the LifePath Master Portfolios, or excess collateral returned by the LifePath Master Portfolios, on the next business day. During the term of the loan, the LifePath Master Portfolios are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan, all of which were classified as affiliated investments in the LifePath Master Portfolios’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-affiliated, and collateral on securities loaned at value, respectively. As of June 30, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the LifePath Master Portfolios can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of June 30, 2015, the following table is a summary of the LifePath Master Portfolios securities lending agreements by counterparty, which are subject to offset under an MSLA:

LifePath Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$3,249,450	$(3,249,450)	—
JP Morgan Securities LLC	952,425	(952,425)	—
UBS Securities LLC	4,436,397	(4,436,397)	—

Total	$8,638,272	$(8,638,272)	—

LifePath 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$22,342,770	$(22,342,770)	—
SG Americas Securities LLC	526,635	(526,635)	—
UBS Securities LLC	143,376	(143,376)	—

Total	$23,012,781	$(23,012,781)	—

LifePath 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$10,567,507	$(10,567,507)	—
SG Americas Securities LLC	315,353	(315,353)	—
UBS Securities LLC	1,201,104	(1,201,104)	—

Total	$12,083,964	$(12,083,964)	—

LifePath 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$4,595,241	$(4,595,241)	—
Credit Suisse Securities (USA) LLC	5,102	(5,102)	—
SG Americas Securities LLC	155,294	(155,294)	—
UBS Securities LLC	842,334	(842,334)	—

Total	$5,597,971	$(5,597,971)	—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral has been received in connection with securities lending agreements as follows:

LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
$8,821,610	$23,526,675	$12,446,927	$5,760,220

186

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Master Portfolios benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

MIP, on behalf of the LifePath Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Fund Advisors (“BFA” or the “Manager”), the LifePath Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Master Portfolio. For such services, each LifePath Master Portfolio paid BFA a monthly fee based on a percentage of such LifePath Master Portfolio’s average daily net assets. Each LifePath Master Portfolio pays BFA at an annual rate of 0.35% of the average daily net assets of each respective LifePath Master Portfolio.

MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Master Portfolios’ and MIP’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Master Portfolios.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Master Portfolios. BFA had contractually agreed to waive investment advisory fees charged to each LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BAL, from each affiliated investment company in which the LifePath Master Portfolios invest through April 30, 2016. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2025. The amounts of the waivers, if any, are shown as fees waived by Manager in the Statements of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

187

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The share of securities lending income earned by the LifePath Master Portfolios is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2015, the LifePath Master Portfolios paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
$6,696	$16,263	$22,949	$20,714	$6,102

Each LifePath Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

5. Purchases and Sales:

For the six months ended June 30, 2015, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Purchases	$197,851,297	$300,945,970	$315,614,896	$219,942,948	$89,370,487
Sales	$212,783,537	$392,164,388	$348,624,577	$287,070,498	$49,804.984

6. Income Tax Information:

Each LifePath Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each LifePath Master Portfolio’s assets will be managed so an investor in the LifePath Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

The statute of limitations on the LifePath Master Portfolios’ U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the LifePath Master Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Master Portfolios as of June 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the LifePath Master Portfolios’ financial statements.

As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Tax cost	$1,548,003,404	$2,734,879,350	$2,601,255,512	$1,951,043,373	$470,192,277

Gross unrealized appreciation	67,848,076	139,583,852	157,138,224	140,748,899	22,645,696
Gross unrealized depreciation	(16,044,298)	(31,522,026)	(31,793,896)	(23,989,130)	(5,376,367)

Net unrealized appreciation	$51,803,778	$108,061,826	$125,344,328	$116,759,769	$17,269,329

7. Bank Borrowings:

MIP, on behalf of the LifePath Master Portfolios, along with certain other LifePath Master Portfolios managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the LifePath Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual LifePath Master Portfolios, the Participating Funds, including the LifePath Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of

0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such LifePath Master Portfolios based upon portions of the aggregate commitment available to them and relative net assets of Participating

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

LifePath Master Portfolios. During the six months ended June 30, 2015, the LifePath Master Portfolios did not borrow under the credit agreement.

8. Principal Risks:

In the normal course of business, the LifePath Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the LifePath Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the LifePath Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the LifePath Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The LifePath

Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Master Portfolios.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios and their interest holders. Among the matters the Board considered were: (a) investment performance of affiliated feeder funds that invest all of their investable assets in the corresponding Master Portfolio (each, a “representative feeder fund” and collectively, the “representative feeder funds”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

and expenses of each Master Portfolio and representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each representative feeder fund as compared with a peer group of funds as determined by Lipper1 and the applicable Morningstar Classification; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios; (d) each representative feeder fund’s costs to investors compared to the costs of Expense Peers and each representative feeder fund’s performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the placement of Master Portfolio interests and securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board

Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Master Portfolio. Throughout the year, the Board compared each representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the pertinent representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio. BlackRock and its affiliates provide the Master Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios and BlackRock:

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio. The Board noted that the investment results of each representative feeder fund correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each representative feeder fund as compared to other funds in its applicable Lipper category and the applicable Morningstar Classification. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each of the representative feeder funds.

The Board noted that for the one-, three- and five-year periods reported, each of the representative feeder funds relating to LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio ranked in the second, third and third quartiles, respectively, against its respective Morningstar Performance Universe. The Board noted the improved performance of each of these representative feeder funds during the one-year period. The Board and BlackRock reviewed and discussed the reasons for the underperformance of each of these representative feeder funds during the three- and five-year periods. With respect to each of these representative feeder funds, the Board was informed that, among other things, asset allocation was the primary driver of underperformance relative to the representative feeder fund’s Morningstar Performance Universe. Given each of these representative feeder fund’s more measured glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the three- and five-year periods.

The Board noted that for the one-, three- and five-year periods reported, the representative feeder fund relating to LifePath 2030 Master Portfolio ranked in the third, third and fourth quartiles, respectively, against its Morningstar Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the underperformance of this representative feeder fund during these periods. The Board was informed that, among other things, asset allocation was the primary driver of underperformance relative to the representative feeder fund’s Morningstar Performance Universe. Given the representative feeder fund’s more measured glidepath, performance has lagged somewhat given the substantial rally of equity and equity-like asset classes over the one-, three- and five-year periods.

The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of each Master Portfolio/representative feeder fund and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of each Master Portfolio in seeking to do so.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios:

The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding representative feeder fund’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each representative feeder fund’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding representative feeder fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Continued)

expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that LifePath Retirement Master Portfolio’s contractual advisory fee rate ranked second out of two funds, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked second out of two funds and in the fourth quartile, respectively, relative to the representative feeder fund’s Expense Peers.

The Board also noted that LifePath 2020 Master Portfolio’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked in the second and fourth quartiles, respectively, relative to the representative feeder fund’s Expense Peers.

The Board also noted that LifePath 2030 Master Portfolio’s contractual advisory fee rate ranked in the third quartile, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked in the second and fourth quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board determined that the representative feeder fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board also noted that LifePath 2040 Master Portfolio’s contractual advisory fee rate ranked in the third quartile, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked in the second and third quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board determined that the representative feeder fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board also noted that LifePath 2050 Master Portfolio’s contractual advisory fee rate ranked in the third quartile, and that the actual advisory fee rate and the corresponding representative feeder fund’s total expense ratio ranked in the first and third quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board determined that the representative feeder fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock has contractually agreed to waive its advisory fee at the Master Portfolio level in an amount equal to the advisory and administration fees, if any, received by it or its affiliates from funds in which the Master Portfolio invests, and that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale:

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members:

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the

MASTER INVESTMENT PORTFOLIO

LIFEPATH MASTER PORTFOLIOS

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (Concluded)

investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board

Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

P.O. Box 219548
Kansas City, MO 64121-9548

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PAID
LANCASTER, PA PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

8-2015

120-6345 b.14-CH AP2015/08/9816 Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of five series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-4930.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     August 25, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     August 25, 2015